UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL		60515
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2013 is set forth below.

Schedule of Investments*

PowerShares Dynamic MagniQuant Portfolio (PIQ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.2%
4,892	American Greetings Corp., Class A	$93,144
4,500	Apollo Group, Inc., Class A(a)	81,990
1,242	Ascent Capital Group, Inc., Class A(a)	96,516
2,242	Comcast Corp., Class A	101,069
3,419	Cooper Tire & Rubber Co.	114,673
2,962	CST Brands, Inc.(a)	96,591
1,844	Delphi Automotive PLC (United Kingdom)	99,060
14,928	Denny’s Corp.(a)	84,940
976	Dillard’s, Inc., Class A	82,404
1,518	Domino’s Pizza, Inc.	94,996
2,656	General Motors Co.(a)	95,271
1,805	Hanesbrands, Inc.	114,545
3,655	Haverty Furniture Cos., Inc.	95,030
1,144	Home Depot, Inc. (The)	90,410
1,501	Lear Corp.	103,974
1,728	Lithia Motors, Inc., Class A	112,735
810	Mohawk Industries, Inc.(a)	96,382
1,308	Morningstar, Inc.	99,696
11,672	Orbitz Worldwide, Inc.(a)	107,499
4,169	PulteGroup, Inc.(a)	69,330
5,006	Service Corp. International	94,964
2,361	Six Flags Entertainment Corp.	86,861
2,662	Standard Motor Products, Inc.	91,546
6,962	Stein Mart, Inc.	97,259
1,790	Sturm Ruger & Co., Inc.	91,057
2,029	Tenneco, Inc.(a)	98,062
1,542	Time Warner, Inc.	96,005
1,421	TRW Automotive Holdings Corp.(a)	104,174
1,418	Visteon Corp.(a)	93,404
704	Whirlpool Corp.	94,294
		2,877,881
	Consumer Staples - 2.6%
2,423	Coca-Cola Enterprises, Inc.	90,960
2,674	Kroger Co. (The)	105,008
3,062	Prestige Brands Holdings, Inc.(a)	103,832
30,618	Rite Aid Corp.(a)	91,854
3,913	Safeway, Inc.	100,916
		492,570
	Energy - 11.6%
1,412	Alliance Holdings GP LP	89,733
1,245	Alliance Resource Partners LP	95,267
4,917	Alon USA Energy, Inc. (Israel)	67,166
1,029	Anadarko Petroleum Corp.	91,087
1,279	Cabot Oil & Gas Corp.	96,974
1,433	CVR Energy, Inc.	67,623
2,499	Delek US Holdings, Inc. (Israel)	75,595
2,956	EPL Oil & Gas, Inc.(a)	95,065
2,685	Global Partners LP	102,755
1,458	Helmerich & Payne, Inc.	92,146
1,818	HollyFrontier Corp.	82,810
1,091	Marathon Petroleum Corp.	80,003
1,421	Murphy Oil Corp.	96,230
8,073	Newpark Resources, Inc.(a)	92,355
1,562	Noble Energy, Inc.	97,609
3,717	Northern Tier Energy LP	93,483
2,376	Oasis Petroleum, Inc.(a)	99,887
4,285	Patterson-UTI Energy, Inc.	84,714
1,352	Phillips 66	83,148
1,602	Plains All American Pipeline LP	85,290
3,999	Stone Energy Corp.(a)	97,416
1,460	Tesoro Corp.	83,001
1,950	Unit Corp.(a)	87,906
2,215	Valero Energy Corp.	79,231
2,698	Western Refining, Inc.	81,291
		2,197,785
	Financials - 30.8%
1,004	ACE Ltd.	91,746
537	Affiliated Managers Group, Inc.(a)	96,848
1,585	Aflac, Inc.	97,763
1,866	Allstate Corp. (The)	95,129
5,557	American Equity Investment Life Holding Co.	101,137
1,854	American Financial Group, Inc.	95,833
2,025	American International Group, Inc.(a)	92,158
901	American National Insurance Co.	101,362
1,104	Ameriprise Financial, Inc.	98,256
2,725	AmTrust Financial Services, Inc.	113,442
3,743	Apollo Global Management LLC, Class A	100,013
1,720	Arch Capital Group Ltd.(a)	93,138
1,891	Artisan Partners Asset Management, Inc., Class A(a)	100,223
2,450	Aspen Insurance Holdings Ltd.	91,851
2,067	Axis Capital Holdings Ltd.	90,039
2,806	Banner Corp.	104,046
772	Berkshire Hathaway, Inc., Class B(a)	89,452
4,112	Blackstone Group LP (The)	92,726
9,566	CapitalSource, Inc.	115,749
3,087	Carlyle Group LP (The)	86,405
2,196	CBOE Holdings, Inc.	110,020
1,731	Citigroup, Inc.	90,254
5,218	Compass Diversified Holdings	91,993
3,638	Employers Holdings, Inc.	95,643
680	Everest Re Group Ltd.	90,800
2,147	FBL Financial Group, Inc., Class A	94,962
4,549	First Interstate BancSystem, Inc.	107,220
6,425	Flagstar Bancorp, Inc.(a)	105,370
13,324	Fortress Investment Group LLC, Class A	104,593
1,743	Franklin Resources, Inc.	85,198
8,327	Genworth Financial, Inc., Class A(a)	108,168
5,009	Green Dot Corp., Class A(a)	116,610
5,719	Hanmi Financial Corp.(a)	97,223
1,792	Hanover Insurance Group, Inc. (The)	96,463
2,101	HCC Insurance Holdings, Inc.	93,558
5,626	Hilltop Holdings, Inc.(a)	95,811
3,704	Horace Mann Educators Corp.	104,971
1,615	JPMorgan Chase & Co.	90,004
4,621	KKR & Co. LP	94,499
1,993	MetLife, Inc.	96,501
8,044	Och-Ziff Capital Management Group LLC, Class A	90,897
993	PartnerRe Ltd.	88,913
4,465	PHH Corp.(a)	101,177
1,981	Potlatch Corp. REIT	87,223
2,379	Principal Financial Group, Inc.	103,153
4,650	PrivateBancorp, Inc.	109,693
2,327	Protective Life Corp.	100,829
1,305	Prudential Financial, Inc.	103,056
2,048	Raymond James Financial, Inc.	90,255
9,860	Regions Financial Corp.	98,699
1,366	Reinsurance Group of America, Inc.	93,011
1,047	RenaissanceRe Holdings Ltd.	91,058
1,981	StanCorp Financial Group, Inc.	105,171
1,360	State Street Corp.	94,751
3,250	Stewart Information Services Corp.	100,522
6,322	Symetra Financial Corp.	113,670

1,076	Travelers Cos., Inc. (The)	$89,900
3,351	United Fire Group, Inc.	87,160
2,493	Validus Holdings Ltd. (Bermuda)	88,327
2,864	XL Group PLC (Ireland)	89,786
		5,844,428
	Health Care - 7.6%
1,664	AmerisourceBergen Corp.	96,961
1,917	Cardinal Health, Inc.	96,023
1,818	Centene Corp.(a)	100,844
2,824	Health Net, Inc.(a)	86,612
3,007	HealthSouth Corp.(a)	97,908
1,093	Humana, Inc.	99,747
1,619	Magellan Health Services, Inc.(a)	92,526
790	McKesson Corp.	96,901
5,489	MedAssets, Inc.(a)	119,496
2,381	Molina Healthcare, Inc.(a)	88,383
2,953	Mylan, Inc.(a)	99,103
10,911	PDL BioPharma, Inc.	88,597
2,044	Quintiles Transnational Holdings, Inc.(a)	91,673
1,900	Tenet Healthcare Corp.(a)	84,835
1,169	WellPoint, Inc.	100,020
		1,439,629
	Industrials - 14.7%
2,296	A.O. Smith Corp.	94,871
2,923	AECOM Technology Corp.(a)	99,090
1,623	AGCO Corp.	91,294
1,550	Alaska Air Group, Inc.(a)	94,813
2,777	Albany International Corp., Class A	95,834
1,146	Alliant Techsystems, Inc.	106,693
522	AMERCO	86,819
2,715	Avis Budget Group, Inc.(a)	85,903
1,804	Colfax Corp.(a)	95,738
6,510	Comfort Systems USA, Inc.	100,579
2,407	Deluxe Corp.	98,711
1,863	G&K Services, Inc., Class A	98,385
3,485	Hertz Global Holdings, Inc.(a)	89,251
1,456	Hyster-Yale Materials Handling, Inc.	94,655
2,985	Insperity, Inc.	98,714
2,985	ITT Corp.	93,251
1,652	Macquarie Infrastructure Co. LLC (Australia)	96,444
1,572	Manpowergroup, Inc.	105,120
1,653	Mueller Industries, Inc.	90,733
1,069	Northrop Grumman Corp.	98,412
2,260	Oshkosh Corp.(a)	101,293
3,863	Quad/Graphics, Inc.	108,319
1,390	Rockwell Collins, Inc.	98,926
5,868	RPX Corp.(a)	102,338
6,416	SkyWest, Inc.	97,010
6,352	Southwest Airlines Co.	87,848
2,200	Trinity Industries, Inc.	86,614
948	UniFirst Corp.	92,923
3,649	Viad Corp.	87,758
		2,778,339
	Information Technology - 11.8%
2,522	Amdocs Ltd.	97,021
2,635	Avnet, Inc.(a)	99,261
4,616	Benchmark Electronics, Inc.(a)	102,106
1,976	Computer Sciences Corp.	94,176
4,954	Convergys Corp.	93,779
3,436	CoreLogic, Inc.(a)	95,864
1,656	First Solar, Inc.(a)	81,541
1,033	FleetCor Technologies, Inc.(a)	92,732
3,686	Hewlett-Packard Co.	94,657
1,958	InterDigital, Inc.	77,791
1,918	Jack Henry & Associates, Inc.	92,639
7,259	Kulicke & Soffa Industries, Inc. (Singapore)(a)	84,713
2,887	Lexmark International, Inc., Class A	108,234
4,866	Magnachip Semiconductor Corp. (South Korea)(a)	100,045
1,199	Manhattan Associates, Inc.(a)	105,920
1,553	Motorola Solutions, Inc.	85,151
5,965	RealD, Inc.(a)	63,527
6,628	Sanmina Corp.(a)	109,097
2,090	Seagate Technology PLC	85,502
3,918	TeleTech Holdings, Inc.(a)	98,146
4,359	Unisys Corp.(a)	113,073
505	Visa, Inc., Class A	89,390
6,183	Vishay Intertechnology, Inc.(a)	88,973
1,421	Western Digital Corp.	91,484
		2,244,822
	Materials - 3.0%
2,069	Avery Dennison Corp.	92,546
11,705	Graphic Packaging Holding Co.(a)	100,663
1,838	Packaging Corp. of America	98,866
5,914	Resolute Forest Products(a)	90,248
415	Terra Nitrogen Co. LP	90,387
945	Westlake Chemical Corp.	98,299
		571,009
	Telecommunication Services - 0.6%
32,852	Vonage Holdings Corp.(a)	105,783

	Utilities - 2.1%
1,659	American States Water Co.	106,541
3,481	MDU Resources Group, Inc.	97,607
3,294	Otter Tail Corp.	100,764
1,920	UNS Energy Corp.	97,632
		402,544
	Total Common Stocks and Other Equity Interests (Cost $16,915,643)	18,954,790

	Money Market Fund - 0.5%
93,232	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,232)	93,232

	Total Investments (Cost $17,008,875)(b)-100.5%	19,048,022
	Liabilities in excess of other assets-(0.5)%	(93,010)
	Net Assets-100.0%	$18,955,012

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $17,060,457. The net unrealized appreciation was $1,987,565 which consisted of aggregate gross unrealized appreciation of $2,162,137 and aggregate gross unrealized depreciation of $174,572.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.0%
11,039	Bally Technologies, Inc.(a)	$791,276
95,161	DISH Network Corp., Class A	4,248,939
17,675	Fiesta Restaurant Group, Inc.(a)	557,646
12,610	Hanesbrands, Inc.	800,231
60,922	LifeLock, Inc.(a)	692,683
21,830	Lions Gate Entertainment Corp.(a)	710,130
83,273	Orbitz Worldwide, Inc.(a)	766,944
24,257	Overstock.com, Inc.(a)	824,981
169,872	PulteGroup, Inc.(a)	2,824,971
11,972	Red Robin Gourmet Burgers, Inc.(a)	680,967
34,968	Service Corp. International	663,343
26,988	Wynn Resorts Ltd.	3,592,912
		17,155,023
	Consumer Staples - 10.8%
73,987	Dean Foods Co.(a)	806,458
115,396	General Mills, Inc.	6,000,592
10,613	Green Mountain Coffee Roasters, Inc.(a)	819,111
25,888	Inter Parfums, Inc.	853,786
23,051	Kroger Co. (The)	905,213
33,729	Safeway, Inc.	869,871
11,262	Sanderson Farms, Inc.	795,548
113,753	Walgreen Co.	5,716,088
		16,766,667
	Energy - 10.1%
72,610	Alon USA Energy, Inc. (Israel)	991,852
21,167	CVR Energy, Inc.	998,871
36,900	Delek US Holdings, Inc. (Israel)	1,116,225
21,533	Helmerich & Payne, Inc.	1,360,886
93,201	Phillips 66	5,731,861
152,705	Valero Energy Corp.	5,462,258
		15,661,953
	Financials - 15.6%
34,749	American Equity Investment Life Holding Co.	632,432
11,592	American Financial Group, Inc.	599,190
59,086	American International Group, Inc.(a)	2,689,004
15,322	Aspen Insurance Holdings Ltd.	574,422
12,923	Axis Capital Holdings Ltd.	562,926
4,344	Everest Re Group Ltd.	580,054
13,700	FBL Financial Group, Inc., Class A	605,951
59,419	MetLife, Inc.	2,877,068
6,211	PartnerRe Ltd.	556,133
69,406	Principal Financial Group, Inc.	3,009,444
14,553	Protective Life Corp.	630,581
38,089	Prudential Financial, Inc.	3,007,888
39,695	State Street Corp.	2,765,551
20,329	Stewart Information Services Corp.	628,776
40,324	Symetra Financial Corp.	725,026
20,964	United Fire Group, Inc.	545,274
15,589	Validus Holdings Ltd. (Bermuda)	552,318
83,580	XL Group PLC (Ireland)	2,620,233
		24,162,271
	Health Care - 12.8%
58,402	AmerisourceBergen Corp.	3,403,085
17,362	Brookdale Senior Living, Inc.(a)	505,582
25,544	Celgene Corp.(a)	3,751,392
9,943	Centene Corp.(a)	551,538
57,974	Gilead Sciences, Inc.(a)	3,562,502
16,804	HealthSouth Corp.(a)	547,138
36,461	Kindred Healthcare, Inc.(a)	560,041
9,032	Magellan Health Services, Inc.(a)	516,179
13,022	Molina Healthcare, Inc.(a)	483,377
103,620	Mylan, Inc.(a)	3,477,487
10,772	PAREXEL International Corp.(a)	532,675
10,254	ResMed, Inc.	488,603
10,391	Tenet Healthcare Corp.(a)	463,958
7,404	United Therapeutics Corp.(a)	554,115
7,119	Universal Health Services, Inc., Class B	497,974
		19,895,646
	Industrials - 11.4%
20,318	AECOM Technology Corp.(a)	688,780
11,278	AGCO Corp.	634,387
11,010	Alaska Air Group, Inc.(a)	673,482
7,967	Alliant Techsystems, Inc.	741,728
45,746	L-3 Communications Holdings, Inc.	4,261,240
47,245	Northrop Grumman Corp.	4,349,375
40,782	RPX Corp.(a)	711,238
44,589	SkyWest, Inc.	674,186
274,703	Southwest Airlines Co.	3,799,142
6,592	UniFirst Corp.	646,148
25,368	Viad Corp.	610,100
		17,789,806
	Information Technology - 18.6%
38,534	Benchmark Electronics, Inc.(a)	852,372
16,843	Computer Sciences Corp.	802,737
13,817	First Solar, Inc.(a)	680,349
44,294	FleetCor Technologies, Inc.(a)	3,976,272
157,953	Hewlett-Packard Co.	4,056,233
16,338	InterDigital, Inc.	649,109
16,011	Jack Henry & Associates, Inc.	773,331
60,596	Kulicke & Soffa Industries, Inc. (Singapore)(a)	707,155
40,617	Magnachip Semiconductor Corp. (South Korea)(a)	835,086
10,015	Manhattan Associates, Inc.(a)	884,725
55,332	Sanmina Corp.(a)	910,765
89,535	Seagate Technology PLC	3,662,877
13,282	Shutterstock, Inc.(a)	705,938
36,387	Unisys Corp.(a)	943,879
21,653	Visa, Inc., Class A	3,832,798
51,607	Vishay Intertechnology, Inc.(a)	742,625
60,915	Western Digital Corp.	3,921,708
		28,937,959
	Materials - 3.8%
19,117	Boise Cascade Co.(a)	505,836
21,064	CF Industries Holdings, Inc.	4,128,755
41,105	FutureFuel Corp.	649,048
25,539	Hi-Crush Partners LP	570,541
		5,854,180
	Telecommunication Services - 2.5%
7,505	Atlantic Tele-Network, Inc.	382,755
219,886	Sprint Corp. (Japan)(a)	1,310,521
16,067	Telephone & Data Systems, Inc.	425,936
26,969	Verizon Communications, Inc.	1,334,426
136,337	Vonage Holdings Corp.(a)	439,005
		3,892,643
	Utilities - 3.4%
15,368	Black Hills Corp.	815,273
114,625	PPL Corp.	3,641,636
19,103	UGI Corp.	802,135
		5,259,044
	Total Common Stocks and Other Equity Interests (Cost $145,241,154)	155,375,192

	Money Market Fund - 0.1%
136,729	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $136,729)	$136,729

	Total Investments (Cost $145,377,883)(b)-100.1%	155,511,921
	Liabilities in excess of other assets-(0.1)%	(132,480)
	Net Assets-100.0%	$155,379,441

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $145,840,230. The net unrealized appreciation was $9,671,691 which consisted of aggregate gross unrealized appreciation of $12,349,266 and aggregate gross unrealized depreciation of $2,677,575.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic OTC Portfolio (PWO)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 17.1%
8,842	Apollo Group, Inc., Class A(a)	$161,101
4,058	Capella Education Co.(a)	198,883
20,513	Comcast Corp., Class A	924,726
29,312	Denny’s Corp.(a)	166,785
21,369	DISH Network Corp., Class A	954,126
4,969	Fiesta Restaurant Group, Inc.(a)	156,772
6,907	Multimedia Games Holding Co., Inc.(a)	241,676
6,819	Overstock.com, Inc.(a)	231,914
3,366	Red Robin Gourmet Burgers, Inc.(a)	191,458
13,462	Sonic Corp.(a)	206,911
6,061	Wynn Resorts Ltd.	806,901
		4,241,253
	Consumer Staples - 4.3%
9,730	Green Mountain Coffee Roasters, Inc.(a)	750,961
4,432	Sanderson Farms, Inc.	313,077
		1,064,038
	Energy - 1.2%
12,950	Hercules Offshore, Inc.(a)	89,355
9,938	Patterson-UTI Energy, Inc.	196,474
		285,829
	Financials - 6.5%
2,615	American National Insurance Co.	294,187
1,319	AMERISAFE, Inc.	47,128
1,355	AmTrust Financial Services, Inc.	56,409
5,100	Arch Capital Group Ltd.(a)	276,165
1,396	Banner Corp.	51,764
5,517	Cincinnati Financial Corp.	270,333
14,349	Fifth Third Bancorp	275,931
2,262	First Interstate BancSystem, Inc.	53,315
2,844	Hanmi Financial Corp.(a)	48,348
985	Potlatch Corp. REIT	43,370
2,312	PrivateBancorp, Inc.	54,540
1,667	United Fire Group, Inc.	43,359
193	Virtus Investment Partners, Inc.(a)	35,994
1,787	WesBanco, Inc.	52,627
		1,603,470
	Health Care - 15.0%
3,144	AmSurg Corp.(a)	122,962
3,292	ArthroCare Corp.(a)	119,368
4,736	Celgene Corp.(a)	695,529
2,246	LifePoint Hospitals, Inc.(a)	110,413
2,050	Magellan Health Services, Inc.(a)	117,158
6,812	MedAssets, Inc.(a)	148,297
19,212	Mylan, Inc.(a)	644,755
3,480	Myriad Genetics, Inc.(a)	103,252
12,817	PAREXEL International Corp.(a)	633,801
13,541	PDL BioPharma, Inc.	109,953
4,672	Quidel Corp.(a)	125,069
5,016	Santarus, Inc.(a)	121,989
8,810	United Therapeutics Corp.(a)	659,340
		3,711,886
	Industrials - 4.1%
2,035	AMERCO	338,461
10,579	Avis Budget Group, Inc.(a)	334,719
1,995	ICF International, Inc.(a)	66,613
3,396	Kelly Services, Inc., Class A	66,460
5,605	Republic Airways Holdings, Inc.(a)	76,957
3,920	RPX Corp.(a)	68,365
4,286	SkyWest, Inc.	64,804
		1,016,379
	Information Technology - 50.7%
16,151	Adobe Systems, Inc.(a)	763,619
5,706	Advanced Energy Industries, Inc.(a)	123,592
45,595	Applied Materials, Inc.	743,654
6,939	ARRIS Group, Inc.(a)	104,363
3,429	Aspen Technology, Inc.(a)	111,580
3,800	Bottomline Technologies, Inc.(a)	110,466
28,781	Cisco Systems, Inc.	735,355
1,500	CommVault Systems, Inc.(a)	126,645
11,115	Cree, Inc.(a)	776,938
2,644	EchoStar Corp., Class A(a)	105,654
3,764	Electronics for Imaging, Inc.(a)	113,033
3,442	Euronet Worldwide, Inc.(a)	126,700
1,458	FEI Co.	112,922
12,744	First Solar, Inc.(a)	627,515
7,951	Fiserv, Inc.(a)	765,204
17,212	Harmonic, Inc.(a)	131,844
8,943	Hollysys Automation Technologies Ltd. (China)(a)	121,446
5,454	Insight Enterprises, Inc.(a)	116,661
2,283	InterDigital, Inc.	90,704
2,237	Jack Henry & Associates, Inc.	108,047
8,467	Kulicke & Soffa Industries, Inc. (Singapore)(a)	98,810
20,387	Lattice Semiconductor Corp.(a)	105,197
18,481	Linear Technology Corp.	749,589
1,429	Littelfuse, Inc.	114,306
1,399	Manhattan Associates, Inc.(a)	123,588
3,876	ManTech International Corp., Class A	114,497
23,501	Maxim Integrated Products, Inc.	672,129
2,362	Measurement Specialties, Inc.(a)	117,580
6,279	NIC, Inc.	115,659
12,265	ON Semiconductor Corp.(a)	101,064
3,247	Pegasystems, Inc.	116,567
11,742	SanDisk Corp.(a)	647,219
7,731	Sanmina Corp.(a)	127,252
3,288	ScanSource, Inc.(a)	117,086
16,087	Seagate Technology PLC	658,119
2,873	Semtech Corp.(a)	86,908
5,440	SunPower Corp. (France)(a)	150,416
30,953	Symantec Corp.	825,826
2,545	Synaptics, Inc.(a)	101,800
4,668	TeleTech Holdings, Inc.(a)	116,933
50,720	Tellabs, Inc.	113,613
5,552	Ubiquiti Networks, Inc.	116,703
15,417	United Online, Inc.	125,186
3,986	ValueClick, Inc.(a)	97,418
10,945	Western Digital Corp.	704,639
2,299	Zebra Technologies Corp., Class A(a)	106,145
		12,540,191
	Materials - 0.5%
634	Kaiser Aluminum Corp.	41,369
6,120	Steel Dynamics, Inc.	95,227
		136,596
	Telecommunication Services - 0.7%
973	Atlantic Tele-Network, Inc.	49,623
27,306	Frontier Communications Corp.	119,054
		168,677
	Total Common Stocks and Other Equity Interests (Cost $21,974,198)	24,768,319

	Money Market Fund - 0.3%
75,003	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $75,003)	$75,003

	Total Investments (Cost $22,049,201)(b)-100.4%	24,843,322
	Liabilities in excess of other assets-(0.4)%	(89,795)
	Net Assets-100.0%	$24,753,527

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,159,446. The net unrealized appreciation was $2,683,876 which consisted of aggregate gross unrealized appreciation of $2,938,130 and aggregate gross unrealized depreciation of $254,254.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.2%
12,175	Abercrombie & Fitch Co., Class A	$607,167
7,300	Advance Auto Parts, Inc.	602,177
18,504	Aeropostale, Inc.(a)	279,966
9,235	Amazon.com, Inc.(a)	2,781,767
25,479	American Eagle Outfitters, Inc.	500,408
8,547	ANN, Inc.(a)	289,658
40,795	Apollo Group, Inc., Class A(a)	743,285
14,454	Ascena Retail Group, Inc.(a)	275,927
14,842	Autoliv, Inc.	1,213,630
7,954	AutoNation, Inc.(a)	380,997
2,552	AutoZone, Inc.(a)	1,144,776
22,625	Barnes & Noble, Inc.(a)(b)	403,856
23,618	Bed Bath & Beyond, Inc.(a)	1,806,068
181,014	Best Buy Co., Inc.	5,446,711
15,500	Big Lots, Inc.(a)	560,015
8,987	BorgWarner, Inc.	857,629
11,419	Brinker International, Inc.	458,473
7,324	Brunswick Corp.	276,481
55,983	Cablevision Systems Corp., Class A	1,046,322
24,913	Caesars Entertainment Corp.(a)(b)	400,103
91,561	Career Education Corp.(a)	294,826
24,707	CarMax, Inc.(a)	1,211,631
43,150	Carnival Corp.	1,597,844
947	CBS Corp., Class A	50,522
59,334	CBS Corp., Class B	3,135,209
8,827	Charter Communications, Inc., Class A(a)	1,109,907
984	Chipotle Mexican Grill, Inc.(a)	405,674
12,013	Cinemark Holdings, Inc.	349,819
15,300	Coach, Inc.	812,889
214,045	Comcast Corp., Class A	9,649,149
54,153	Comcast Corp. Special, Class A	2,334,536
12,019	Cooper Tire & Rubber Co.	403,117
18,464	CST Brands, Inc.(a)	602,111
27,363	D.R. Horton, Inc.	549,996
41,687	Dana Holding Corp.	910,861
21,794	Darden Restaurants, Inc.	1,068,996
27,503	Delphi Automotive PLC (United Kingdom)	1,477,461
7,875	DeVry, Inc.	236,880
6,111	Dick’s Sporting Goods, Inc.	314,167
4,564	Dillard’s, Inc., Class A	385,339
71,358	DIRECTV(a)	4,514,821
7,555	Discovery Communications, Inc., Class A(a)	602,285
4,549	Discovery Communications, Inc., Class C(a)	330,530
26,483	DISH Network Corp., Class A	1,182,466
22,393	Dollar General Corp.(a)	1,224,225
15,936	Dollar Tree, Inc.(a)	854,966
8,375	Domino’s Pizza, Inc.	524,107
6,885	Expedia, Inc.	324,490
10,674	Family Dollar Stores, Inc.	733,944
18,947	Foot Locker, Inc.	684,555
1,083,138	Ford Motor Co.	18,283,369
2,938	Fossil Group, Inc.(a)	322,886
45,209	GameStop Corp., Class A	2,217,954
56,517	Gannett Co., Inc.	1,455,878
33,311	Gap, Inc. (The)	1,528,975
16,081	Garmin Ltd.	644,526
265,835	General Motors Co.(a)	9,535,501
14,394	Gentex Corp.	325,017
20,143	Genuine Parts Co.	1,651,525
7,360	GNC Holdings, Inc., Class A	388,461
134,882	Goodyear Tire & Rubber Co. (The)(a)	2,495,317
5,265	Group 1 Automotive, Inc.	383,239
12,483	Guess?, Inc.	420,427
31,739	H&R Block, Inc.	997,557
13,147	Hanesbrands, Inc.	834,309
20,037	Harley-Davidson, Inc.	1,137,500
8,170	Harman International Industries, Inc.	494,530
15,912	Hasbro, Inc.	731,952
139,014	Home Depot, Inc. (The)	10,986,276
5,726	Hyatt Hotels Corp., Class A(a)	259,101
40,927	International Game Technology	755,922
55,164	Interpublic Group of Cos., Inc. (The)	907,448
18,591	ITT Educational Services, Inc.(a)(b)	487,642
64,608	J.C. Penney Co., Inc.(b)	943,277
8,051	Jack in the Box, Inc.(a)	322,765
12,198	Jarden Corp.(a)	554,643
6,251	John Wiley & Sons, Inc., Class A	282,108
166	John Wiley & Sons, Inc., Class B	7,477
115,058	Johnson Controls, Inc.	4,626,482
29,943	Jones Group, Inc. (The)	491,664
41,853	Kohl’s Corp.	2,217,372
33,295	L Brands, Inc.	1,856,862
7,965	Lamar Advertising Co., Class A(a)	345,123
15,644	Las Vegas Sands Corp.	869,337
17,661	Lear Corp.	1,223,377
21,436	Leggett & Platt, Inc.	673,305
11,351	Lennar Corp., Class A	384,458
688	Lennar Corp., Class B	18,748
16,475	Liberty Global PLC, Class A (United Kingdom)(a)	1,336,429
156	Liberty Global PLC, Class B (United Kingdom)(a)	12,719
13,967	Liberty Global PLC, Class C (United Kingdom)(a)	1,077,691
79,852	Liberty Interactive Corp., Class A(a)	1,953,180
243	Liberty Interactive Corp., Class B(a)	5,936
3,187	Liberty Media Corp., Class A(a)	458,068
16	Liberty Media Corp., Class B(a)	2,289
39,766	Live Nation Entertainment, Inc.(a)	651,367
16,820	LKQ Corp.(a)	438,497
153,763	Lowe’s Cos., Inc.	6,854,755
67,270	Macy’s, Inc.	3,251,832
20,209	Marriott International, Inc., Class A	840,088
30,315	Mattel, Inc.	1,274,139
87,162	McDonald’s Corp.	8,548,849
86,408	MGM Resorts International(a)	1,409,314
7,512	Mohawk Industries, Inc.(a)	893,853
1,419	Netflix, Inc.(a)	346,548
28,157	New York Times Co. (The), Class A(a)	342,952
38,401	Newell Rubbermaid, Inc.	1,037,595
33,646	News Corp., Class A(a)	535,981
9,288	News Corp., Class B(a)	149,444
42,269	NIKE, Inc., Class B	2,659,565
17,211	Nordstrom, Inc.	1,054,002
470	NVR, Inc.(a)	435,032
193,365	Office Depot, Inc.(a)	837,270
39,658	OfficeMax, Inc.	451,705
32,174	Omnicom Group, Inc.	2,067,823
7,861	O’Reilly Automotive, Inc.(a)	984,669
1,459	Panera Bread Co., Class A(a)	243,726
8,661	Penn National Gaming, Inc.(a)	432,963
11,992	Penske Automotive Group, Inc.	445,863

9,089	PetSmart, Inc.	$665,497
3,187	Polaris Industries, Inc.	357,390
940	Priceline.com, Inc.(a)	823,130
18,193	PulteGroup, Inc.(a)	302,550
3,753	PVH Corp.	494,608
142,540	RadioShack Corp.(b)	389,134
3,292	Ralph Lauren Corp., Class A	599,342
37,830	Regal Entertainment Group, Class A(b)	713,096
13,747	Regis Corp.	238,785
13,775	Rent-A-Center, Inc.	550,862
14,227	Ross Stores, Inc.	959,896
27,583	Royal Caribbean Cruises Ltd.	1,050,636
20,963	Saks, Inc.(a)	335,827
10,564	Sally Beauty Holdings, Inc.(a)	322,308
4,415	Scripps Networks Interactive, Inc., Class A	312,450
29,089	Sears Holdings Corp.(a)(b)	1,332,276
25,476	Service Corp. International	483,280
8,740	Signet Jewelers Ltd. (United Kingdom)	638,981
15,637	Sonic Automotive, Inc., Class A	346,203
195,609	Staples, Inc.	3,329,265
26,097	Starbucks Corp.	1,859,150
15,213	Starwood Hotels & Resorts Worldwide, Inc.	1,006,340
14,609	Starz - Liberty Capital, Class A(a)	329,725
75	Starz - Liberty Capital, Class B(a)	1,729
113,802	Target Corp.	8,108,393
15,521	Tenneco, Inc.(a)	750,130
9,600	Tiffany & Co.	763,296
42,114	Time Warner Cable, Inc.	4,803,944
144,465	Time Warner, Inc.	8,994,391
49,569	TJX Cos., Inc. (The)	2,579,571
11,659	Toll Brothers, Inc.(a)	383,231
2,359	Tractor Supply Co.	285,746
51,168	TravelCenters of America LLC(a)	577,175
23,844	TRW Automotive Holdings Corp.(a)	1,748,004
3,937	Tupperware Brands Corp.	331,810
131,654	Twenty-First Century Fox, Inc., Class A	3,933,822
36,799	Twenty-First Century Fox, Inc., Class B	1,103,602
6,929	Urban Outfitters, Inc.(a)	294,898
9,712	Valassis Communications, Inc.(b)	278,055
7,258	VF Corp.	1,429,826
1,086	Viacom, Inc., Class A	79,604
36,266	Viacom, Inc., Class B	2,639,077
14,133	Visteon Corp.(a)	930,941
146,486	Walt Disney Co. (The)	9,470,320
1,138	Washington Post Co. (The), Class B	611,516
52,748	Wendy’s Co. (The)	375,038
16,077	Whirlpool Corp.	2,153,353
7,872	Williams-Sonoma, Inc.	463,346
11,504	Wyndham Worldwide Corp.	716,699
9,758	Wynn Resorts Ltd.	1,299,083
30,167	Yum! Brands, Inc.	2,199,778
		245,796,302
	Consumer Staples - 9.8%
305,612	Altria Group, Inc.	10,714,757
4,774	Andersons, Inc. (The)	283,194
183,484	Archer-Daniels-Midland Co.	6,691,661
82,943	Avon Products, Inc.	1,896,077
15,768	Beam, Inc.	1,024,762
3,461	Brown-Forman Corp., Class A	256,114
7,793	Brown-Forman Corp., Class B	565,070
48,510	Bunge Ltd.	3,687,245
21,129	Campbell Soup Co.	988,837
5,883	Casey’s General Stores, Inc.	389,631
49,895	Chiquita Brands International, Inc.(a)	602,732
7,533	Church & Dwight Co., Inc.	479,852
12,388	Clorox Co. (The)	1,064,625
328,202	Coca-Cola Co. (The)	13,154,336
41,759	Coca-Cola Enterprises, Inc.	1,567,633
63,196	Colgate-Palmolive Co.	3,783,544
57,456	ConAgra Foods, Inc.	2,080,482
13,336	Constellation Brands, Inc., Class A(a)	694,672
106	Constellation Brands, Inc., Class B(a)	5,576
55,345	Costco Wholesale Corp.	6,491,415
192,630	CVS Caremark Corp.	11,844,819
83,864	Dean Foods Co.(a)	914,118
21,617	Dr Pepper Snapple Group, Inc.	1,010,379
8,040	Energizer Holdings, Inc.	818,472
9,627	Estee Lauder Cos., Inc. (The), Class A	632,013
15,700	Flowers Foods, Inc.	360,472
8,828	Fresh Del Monte Produce, Inc.	247,978
69,882	General Mills, Inc.	3,633,864
5,812	Green Mountain Coffee Roasters, Inc.(a)(b)	448,570
5,916	Harris Teeter Supermarkets, Inc.	290,949
9,644	Herbalife Ltd. (Cayman Islands)(b)	631,682
9,694	Hershey Co. (The)	919,670
47,535	Hillshire Brands Co.	1,673,707
12,416	Hormel Foods Corp.	525,818
8,001	Ingredion, Inc.	537,667
11,905	J.M. Smucker Co. (The)	1,339,551
26,447	Kellogg Co.	1,751,849
43,351	Kimberly-Clark Corp.	4,283,079
77,746	Kraft Foods Group, Inc.	4,398,869
174,538	Kroger Co. (The)	6,854,107
53,312	Lorillard, Inc.	2,267,359
560	McCormick & Co., Inc.	40,376
8,692	McCormick & Co., Inc., Non-Voting	622,434
7,975	Mead Johnson Nutrition Co.	580,899
20,688	Molson Coors Brewing Co., Class B	1,035,641
347,827	Mondelez International, Inc., Class A	10,876,550
4,629	Monster Beverage Corp.(a)	282,323
14,230	Nash Finch Co.	333,693
28,823	Pantry, Inc. (The)(a)	358,846
152,490	PepsiCo, Inc.	12,739,015
116,065	Philip Morris International, Inc.	10,350,677
6,156	Post Holdings, Inc.(a)	285,577
293,404	Procter & Gamble Co. (The)	23,560,341
46,411	Reynolds American, Inc.	2,294,096
808,754	Rite Aid Corp.(a)	2,426,262
135,770	Safeway, Inc.	3,501,508
53,625	Smithfield Foods, Inc.(a)	1,780,350
677,710	SUPERVALU, Inc.(b)	5,428,457
113,610	Sysco Corp.	3,920,681
4,621	TreeHouse Foods, Inc.(a)	328,045
76,369	Tyson Foods, Inc., Class A	2,109,312
6,135	United Natural Foods, Inc.(a)	359,511
6,127	Universal Corp.	375,585
137,675	Walgreen Co.	6,918,169
285,865	Wal-Mart Stores, Inc.	22,280,318
18,854	Whole Foods Market, Inc.	1,047,905
		215,643,778
	Energy - 11.9%
136,446	Alpha Natural Resources, Inc.(a)	742,266
47,449	Anadarko Petroleum Corp.	4,200,185
61,634	Apache Corp.	4,946,128
129,299	Arch Coal, Inc.(b)	504,266
5,757	Atwood Oceanics, Inc.(a)	324,349
63,359	Baker Hughes, Inc.	3,005,117
14,855	Bill Barrett Corp.(a)(b)	333,049
5,652	Cabot Oil & Gas Corp.	428,535
18,378	Cameron International Corp.(a)	1,089,815
155,233	Chesapeake Energy Corp.	3,616,929
332,493	Chevron Corp.	41,857,544
8,516	Cimarex Energy Co.	650,878
15,568	Cloud Peak Energy, Inc.(a)	249,555
5,547	Concho Resources, Inc.(a)	497,510
453,055	ConocoPhillips	29,385,147

28,668	CONSOL Energy, Inc.	$889,568
18,942	Cosan Ltd., Class A (Brazil)	304,587
45,058	Denbury Resources, Inc.(a)	788,515
74,195	Devon Energy Corp.	4,081,467
16,813	Diamond Offshore Drilling, Inc.	1,133,869
5,740	Dresser-Rand Group, Inc.(a)	349,394
9,652	Energen Corp.	578,058
22,245	Ensco PLC, Class A	1,275,528
18,286	EOG Resources, Inc.	2,660,430
11,379	EQT Corp.	984,284
23,815	EXCO Resources, Inc.(b)	206,476
17,385	Exterran Holdings, Inc.(a)	551,974
675,010	Exxon Mobil Corp.	63,282,188
12,064	FMC Technologies, Inc.(a)	643,011
54,589	Forest Oil Corp.(a)	279,496
86,241	Halliburton Co., Class W	3,897,231
17,810	Helix Energy Solutions Group, Inc.(a)	451,840
8,541	Helmerich & Payne, Inc.	539,791
63,629	Hess Corp.	4,737,815
18,249	HollyFrontier Corp.	831,242
36,084	Key Energy Services, Inc.(a)	228,773
36,191	Kinder Morgan, Inc.	1,366,572
185,500	Marathon Oil Corp.	6,744,780
51,821	Marathon Petroleum Corp.	3,800,034
47,643	McDermott International, Inc.(a)	412,112
42,423	Murphy Oil Corp.	2,872,886
79,916	Nabors Industries Ltd.	1,229,907
43,328	National Oilwell Varco, Inc.	3,040,326
39,796	Newfield Exploration Co.(a)	978,982
37,942	Noble Corp.	1,449,384
23,831	Noble Energy, Inc.	1,489,199
102,284	Occidental Petroleum Corp.	9,108,390
5,031	Oceaneering International, Inc.	407,964
6,844	Oil States International, Inc.(a)	665,442
21,805	Patterson-UTI Energy, Inc.	431,085
58,152	Peabody Energy Corp.	962,997
190,079	Phillips 66	11,689,859
6,228	Pioneer Natural Resources Co.	963,845
22,524	QEP Resources, Inc.	686,757
5,285	Range Resources Corp.	418,044
16,898	Rowan Cos. PLC, Class A(a)	580,446
56,758	SandRidge Energy, Inc.(a)(b)	307,628
98,815	Schlumberger Ltd.	8,036,624
5,774	SEACOR Holdings, Inc.	505,571
5,124	SM Energy Co.	352,173
27,759	Southwestern Energy Co.(a)	1,076,772
87,328	Spectra Energy Corp.	3,142,935
16,167	Superior Energy Services, Inc.(a)	414,199
4,966	Targa Resources Corp.	338,532
9,306	Teekay Corp. (Canada)	369,169
28,336	Tesoro Corp.	1,610,902
8,104	Tidewater, Inc.	478,055
22,409	Ultra Petroleum Corp.(a)(b)	485,155
9,158	Unit Corp.(a)	412,843
161,020	Valero Energy Corp.	5,759,685
175,018	Weatherford International Ltd.(a)	2,443,251
9,410	Western Refining, Inc.(b)	283,523
12,177	Whiting Petroleum Corp.(a)	626,750
53,917	Williams Cos., Inc. (The)	1,842,344
23,532	World Fuel Services Corp.	911,630
95,314	WPX Energy, Inc.(a)	1,830,982
		261,054,544
	Financials - 22.1%
45,996	ACE Ltd.	4,203,114
2,560	Affiliated Managers Group, Inc.(a)	461,696
66,308	Aflac, Inc.	4,089,877
6,428	Alexandria Real Estate Equities, Inc. REIT	440,318
970	Alleghany Corp.(a)	391,764
5,774	Allied World Assurance Co. Holdings AG	546,509
95,548	Allstate Corp. (The)	4,871,037
5,380	American Campus Communities, Inc. REIT	206,646
19,795	American Capital Agency Corp. REIT	445,981
97,296	American Express Co.	7,177,526
17,584	American Financial Group, Inc.	908,917
359,897	American International Group, Inc.(a)	16,378,912
8,050	American Tower Corp., Class A REIT	569,860
25,349	Ameriprise Financial, Inc.	2,256,061
216,051	Annaly Capital Management, Inc. REIT	2,575,328
38,170	Anworth Mortgage Asset Corp. REIT	185,506
27,854	Aon PLC	1,880,145
19,482	Apartment Investment & Management Co., Class A REIT	572,381
16,168	Arch Capital Group Ltd.(a)	875,497
12,805	Arthur J. Gallagher & Co.	568,286
13,277	Aspen Insurance Holdings Ltd.	497,755
34,442	Associated Banc-Corp.	583,448
27,293	Assurant, Inc.	1,478,189
22,443	Assured Guaranty Ltd.	485,667
28,023	Astoria Financial Corp.	341,881
7,296	AvalonBay Communities, Inc. REIT	987,441
18,873	Axis Capital Holdings Ltd.	822,108
17,145	BancorpSouth, Inc.	336,899
3,564,184	Bank of America Corp.	52,037,086
6,867	Bank of Hawaii Corp.	382,080
191,680	Bank of New York Mellon Corp. (The)	6,028,336
132,009	BB&T Corp.	4,711,401
219,890	Berkshire Hathaway, Inc., Class B(a)	25,478,654
18,063	BioMed Realty Trust, Inc. REIT	373,182
11,842	BlackRock, Inc.	3,338,970
13,383	Boston Properties, Inc. REIT	1,431,312
29,426	Brandywine Realty Trust REIT	410,198
7,050	BRE Properties, Inc. REIT	374,073
9,324	Brown & Brown, Inc.	307,599
6,715	Camden Property Trust REIT	473,676
95,058	Capital One Financial Corp.	6,560,903
52,219	CapitalSource, Inc.	631,850
25,333	Capitol Federal Financial, Inc.	319,449
22,520	Capstead Mortgage Corp. REIT	266,186
18,221	CBL & Associates Properties, Inc. REIT	414,892
22,311	CBRE Group, Inc., Class A(a)	516,946
114,689	Charles Schwab Corp. (The)	2,533,480
168,539	Chimera Investment Corp. REIT	502,246
41,306	Chubb Corp. (The)	3,572,969
22,870	Cincinnati Financial Corp.	1,120,630
26,894	CIT Group, Inc.(a)	1,347,658
719,788	Citigroup, Inc.	37,529,746
6,281	City National Corp.	436,718
41,761	CME Group, Inc.	3,089,479
84,917	CNO Financial Group, Inc.	1,212,615
13,768	Colonial Properties Trust REIT	333,323
37,049	Comerica, Inc.	1,576,064
11,686	Commerce Bancshares, Inc.	533,232
21,407	Commonwealth REIT REIT	493,860
11,384	Corporate Office Properties Trust REIT	290,064
9,623	Corrections Corp. of America REIT	318,040
8,023	Cullen/Frost Bankers, Inc.	577,977
19,667	CYS Investments, Inc. REIT	163,236
35,160	DCT Industrial Trust, Inc. REIT	264,052
24,795	DDR Corp. REIT	423,499
29,858	DiamondRock Hospitality Co. REIT	289,623
7,400	Digital Realty Trust, Inc. REIT(b)	409,146
52,259	Discover Financial Services	2,587,343
12,640	Douglas Emmett, Inc. REIT	316,126
39,257	Duke Realty Corp. REIT	646,563
68,368	E*TRADE Financial Corp.(a)	1,018,683
13,051	East West Bancorp, Inc.	402,362
6,367	Eaton Vance Corp.	257,673

9,266	Endurance Specialty Holdings Ltd.	$487,670
5,703	EPR Properties REIT	287,317
27,585	Equity Residential REIT	1,544,760
3,440	Erie Indemnity Co., Class A	276,473
2,523	Essex Property Trust, Inc. REIT	406,935
7,874	Everest Re Group Ltd.	1,051,415
21,628	F.N.B. Corp.	273,378
4,340	Federal Realty Investment Trust REIT	457,132
18,927	Federated Investors, Inc., Class B(b)	549,451
36,917	Fidelity National Financial, Inc., Class A	903,728
165,458	Fifth Third Bancorp	3,181,757
17,795	First American Financial Corp.	404,480
47,628	First Horizon National Corp.	587,253
73,475	First Niagara Financial Group, Inc.	785,448
8,067	First Republic Bank	348,414
21,521	FirstMerit Corp.	482,501
29,583	Franklin Resources, Inc.	1,446,017
33,377	Fulton Financial Corp.	420,216
40,422	General Growth Properties, Inc. REIT	838,352
247,840	Genworth Financial, Inc., Class A(a)	3,219,442
6,681	Geo Group, Inc. (The) REIT	231,964
77,560	Goldman Sachs Group, Inc. (The)	12,722,167
10,203	Hancock Holding Co.	334,250
11,005	Hanover Insurance Group, Inc. (The)	592,399
187,005	Hartford Financial Services Group, Inc. (The)	5,770,974
13,645	Hatteras Financial Corp. REIT	274,128
14,470	HCC Insurance Holdings, Inc.	644,349
31,037	HCP, Inc. REIT	1,361,593
14,809	Health Care REIT, Inc. REIT	955,032
8,750	Healthcare Realty Trust, Inc. REIT	224,963
9,074	Highwoods Properties, Inc. REIT	329,205
5,007	Home Properties, Inc. REIT	319,497
27,541	Hospitality Properties Trust REIT	784,643
74,895	Host Hotels & Resorts, Inc. REIT	1,337,625
107,611	Hudson City Bancorp, Inc.	1,028,761
155,684	Huntington Bancshares, Inc.	1,331,098
24,784	Interactive Brokers Group, Inc., Class A	401,501
3,447	IntercontinentalExchange, Inc.(a)	628,905
49,703	Invesco Ltd.(c)	1,599,940
11,670	Invesco Mortgage Capital, Inc. REIT(c)	191,738
39,297	iStar Financial, Inc. REIT(a)	446,414
25,906	Janus Capital Group, Inc.	242,739
3,843	Jones Lang LaSalle, Inc.	349,828
724,096	JPMorgan Chase & Co.	40,353,870
12,567	Kemper Corp.	439,217
202,876	KeyCorp	2,493,346
5,008	Kilroy Realty Corp. REIT	262,119
40,276	Kimco Realty Corp. REIT	908,224
9,377	LaSalle Hotel Properties REIT	252,616
27,125	Legg Mason, Inc.	932,829
19,068	Leucadia National Corp.	511,594
27,734	Lexington Realty Trust REIT	347,784
16,431	Liberty Property Trust REIT	627,829
71,171	Lincoln National Corp.	2,965,696
59,508	Loews Corp.	2,710,589
15,487	M&T Bank Corp.	1,809,811
10,417	Macerich Co. (The) REIT	646,375
18,452	Mack-Cali Realty Corp. REIT	443,955
1,207	Markel Corp.(a)	639,710
56,340	Marsh & McLennan Cos., Inc.	2,358,956
31,023	McGraw Hill Financial Inc.	1,919,083
7,010	Mercury General Corp.	309,842
211,888	MetLife, Inc.	10,259,617
52,063	MFA Financial, Inc. REIT	415,463
3,290	Mid-America Apartment Communities, Inc. REIT	222,240
11,535	Moody’s Corp.	781,727
289,059	Morgan Stanley	7,865,295
14,639	MSCI, Inc.(a)	513,097
23,017	NASDAQ OMX Group, Inc. (The)	745,751
8,629	National Retail Properties, Inc. REIT	301,929
95,454	New York Community Bancorp, Inc.	1,448,037
29,819	Northern Trust Corp.	1,745,604
40,714	NYSE Euronext	1,716,502
56,781	Old Republic International Corp.	820,485
11,691	PartnerRe Ltd.	1,046,812
65,477	People’s United Financial, Inc.	982,155
33,950	PHH Corp.(a)	769,307
30,772	Piedmont Office Realty Trust, Inc., Class A REIT(b)	556,665
5,026	Platinum Underwriters Holdings Ltd.	291,960
16,023	Plum Creek Timber Co., Inc. REIT	781,602
90,137	PNC Financial Services Group, Inc.	6,854,919
26,915	Popular, Inc.(a)	885,504
10,845	Primerica, Inc.	445,079
56,603	Principal Financial Group, Inc.	2,454,306
5,778	ProAssurance Corp.	309,296
94,899	Progressive Corp. (The)	2,468,323
38,977	Prologis, Inc. REIT	1,495,158
23,738	Protective Life Corp.	1,028,568
115,789	Prudential Financial, Inc.	9,143,857
7,867	Public Storage REIT	1,252,584
10,188	Raymond James Financial, Inc.	448,985
10,391	Rayonier, Inc. REIT	607,250
8,377	Realty Income Corp. REIT	363,646
11,615	Redwood Trust, Inc. REIT(b)	196,758
8,524	Regency Centers Corp. REIT	449,471
352,451	Regions Financial Corp.	3,528,035
17,601	Reinsurance Group of America, Inc.	1,198,452
6,060	RenaissanceRe Holdings Ltd.	527,038
11,070	RLJ Lodging Trust REIT	268,115
8,102	SEI Investments Co.	256,104
10,595	Selective Insurance Group, Inc.	259,048
14,593	Senior Housing Properties Trust REIT	367,014
3,199	Signature Bank(a)	292,868
14,141	Simon Property Group, Inc. REIT	2,263,408
8,384	SL Green Realty Corp. REIT	760,010
62,881	SLM Corp.	1,553,790
11,509	StanCorp Financial Group, Inc.	611,013
8,457	Starwood Property Trust, Inc. REIT	214,808
55,891	State Street Corp.	3,893,926
130,121	SunTrust Banks, Inc.	4,526,910
25,825	Susquehanna Bancshares, Inc.	343,473
4,431	SVB Financial Group(a)	386,472
31,470	Symetra Financial Corp.	565,831
198,783	Synovus Financial Corp.	661,947
14,856	T. Rowe Price Group, Inc.	1,117,765
3,334	Taubman Centers, Inc. REIT	244,115
30,933	TCF Financial Corp.	471,419
16,094	TD Ameritrade Holding Corp.	435,021
14,831	Torchmark Corp.	1,054,187
83,234	Travelers Cos., Inc. (The)	6,954,201
244,161	U.S. Bancorp	9,112,089
23,587	UDR, Inc. REIT	590,618
66,314	Unum Group	2,098,175
12,704	Validus Holdings Ltd. (Bermuda)	450,103
35,478	Valley National Bancorp(b)	367,197
19,922	Ventas, Inc. REIT	1,309,672
19,047	Vornado Realty Trust REIT	1,615,376
16,447	W.R. Berkley Corp.	696,859
6,179	Waddell & Reed Financial, Inc., Class A	315,500
9,107	Washington REIT	244,796
18,248	Washington Federal, Inc.	396,894
12,200	Webster Financial Corp.	332,328
12,757	Weingarten Realty Investors REIT	399,549
767,766	Wells Fargo & Co.	33,397,821
151,949	Weyerhaeuser Co. REIT	4,315,352

830	White Mountains Insurance Group Ltd.	$496,340
21,784	Willis Group Holdings PLC	932,355
54,458	XL Group PLC (Ireland)	1,707,258
38,331	Zions Bancorp.	1,136,131
		484,768,581
	Health Care - 10.7%
298,231	Abbott Laboratories	10,924,202
116,701	AbbVie, Inc.	5,307,562
9,125	Actavis, Inc.(a)	1,225,214
68,071	Aetna, Inc.	4,368,116
25,280	Agilent Technologies, Inc.	1,130,774
14,230	Alere, Inc.(a)	475,282
10,126	Allergan, Inc.	922,681
84,640	AmerisourceBergen Corp.	4,931,973
43,265	Amgen, Inc.	4,685,167
45,590	Baxter International, Inc.	3,329,894
20,610	Becton, Dickinson and Co.	2,137,669
9,439	Biogen Idec, Inc.(a)	2,058,929
2,048	Bio-Rad Laboratories, Inc., Class A(a)	249,836
52	Bio-Rad Laboratories, Inc., Class B(a)	6,292
310,117	Boston Scientific Corp.(a)	3,386,478
210,831	Bristol-Myers Squibb Co.	9,116,332
9,131	Brookdale Senior Living, Inc.(a)	265,895
5,057	C.R. Bard, Inc.	579,532
124,326	Cardinal Health, Inc.	6,227,489
30,019	CareFusion Corp.(a)	1,157,833
10,380	Celgene Corp.(a)	1,524,407
8,692	Centene Corp.(a)	482,145
10,152	Cerner Corp.(a)	497,448
34,611	Cigna Corp.	2,693,774
33,220	Community Health Systems, Inc.	1,530,113
5,564	Covance, Inc.(a)	459,030
38,765	Covidien PLC	2,389,087
8,553	DaVita HealthCare Partners, Inc.(a)	995,655
9,818	DENTSPLY International, Inc.	420,996
4,000	Edwards Lifesciences Corp.(a)	285,520
126,069	Eli Lilly & Co.	6,695,525
14,558	Endo Health Solutions, Inc.(a)	559,901
50,791	Express Scripts Holding Co.(a)	3,329,350
33,241	Forest Laboratories, Inc.(a)	1,447,978
53,753	Gilead Sciences, Inc.(a)	3,303,122
87,865	HCA Holdings, Inc.	3,426,735
113,575	Health Management Associates, Inc., Class A(a)	1,530,991
44,094	Health Net, Inc.(a)	1,352,363
10,886	HealthSouth Corp.(a)	354,448
9,756	Henry Schein, Inc.(a)	1,012,965
7,001	Hill-Rom Holdings, Inc.	259,527
25,492	Hologic, Inc.(a)	578,668
26,921	Hospira, Inc.(a)	1,095,685
37,596	Humana, Inc.	3,431,011
995	Intuitive Surgical, Inc.(a)	386,060
289,206	Johnson & Johnson	27,040,761
43,096	Kindred Healthcare, Inc.(a)	661,955
10,777	Laboratory Corp. of America Holdings(a)	1,042,567
15,384	Life Technologies Corp.(a)	1,147,646
11,003	LifePoint Hospitals, Inc.(a)	540,908
6,302	Magellan Health Services, Inc.(a)	360,159
5,028	Mallinckrodt PLC(a)(b)	230,735
61,363	McKesson Corp.	7,526,786
3,731	MEDNAX, Inc.(a)	363,474
110,446	Medtronic, Inc.	6,101,037
358,894	Merck & Co., Inc.	17,287,924
1,355	Mettler-Toledo International, Inc.(a)	298,913
26,489	Mylan, Inc.(a)	888,971
20,138	Omnicare, Inc.	1,063,085
16,921	Owens & Minor, Inc.	608,479
8,863	Patterson Cos., Inc.	362,408
8,783	PerkinElmer, Inc.	299,412
2,801	Perrigo Co.	348,416
1,007,292	Pfizer, Inc.	29,443,145
20,503	Quest Diagnostics, Inc.	1,195,530
7,096	ResMed, Inc.(b)	338,124
25,115	St. Jude Medical, Inc.	1,315,775
6,899	STERIS Corp.	310,593
20,935	Stryker Corp.	1,475,080
4,539	Teleflex, Inc.	360,533
24,302	Tenet Healthcare Corp.(a)	1,085,084
38,155	Thermo Fisher Scientific, Inc.	3,476,302
164,465	UnitedHealth Group, Inc.	11,981,275
28,924	Universal American Corp.	313,536
10,257	Universal Health Services, Inc., Class B	717,477
6,303	Varian Medical Systems, Inc.(a)	456,968
11,255	VCA Antech, Inc.(a)	323,694
82,427	Warner Chilcott PLC, Class A	1,756,519
4,053	Waters Corp.(a)	409,110
9,638	WellCare Health Plans, Inc.(a)	588,207
101,022	WellPoint, Inc.	8,643,442
13,719	Zimmer Holdings, Inc.	1,145,262
		234,038,946
	Industrials - 10.8%
64,974	3M Co.	7,629,897
12,759	ABM Industries, Inc.	330,458
3,461	Acuity Brands, Inc.	299,376
24,040	ADT Corp. (The)(a)	963,523
22,199	AECOM Technology Corp.(a)	752,546
17,707	AerCap Holdings NV(a)	310,227
18,818	AGCO Corp.	1,058,512
23,050	Aircastle Ltd.	405,219
10,206	Alaska Air Group, Inc.(a)	624,301
7,301	Alliant Techsystems, Inc.	679,723
10,924	AMETEK, Inc.	505,563
6,241	Armstrong World Industries, Inc.	312,549
48,024	Avis Budget Group, Inc.(a)	1,519,479
8,428	B/E Aerospace, Inc.(a)	587,516
13,806	Babcock & Wilcox Co. (The)	421,635
85,086	Boeing Co. (The)	8,942,539
9,353	Briggs & Stratton Corp.	189,398
11,386	Brink’s Co. (The)	304,348
16,727	C.H. Robinson Worldwide, Inc.	997,264
5,292	Carlisle Cos., Inc.	358,480
72,558	Caterpillar, Inc.	6,015,784
7,364	Chicago Bridge & Iron Co. NV	438,747
12,718	Cintas Corp.	604,232
5,664	CNH Global NV (Italy)	266,151
11,380	Con-way, Inc.	471,701
2,226	Copa Holdings SA, Class A (Panama)	309,792
12,874	Covanta Holding Corp.	267,908
5,204	Crane Co.	316,924
120,402	CSX Corp.	2,987,174
15,005	Cummins, Inc.	1,818,456
7,710	Curtiss-Wright Corp.	313,334
34,571	Danaher Corp.	2,328,011
38,240	Deere & Co.	3,176,597
46,811	Delta Air Lines, Inc.(a)	993,798
7,046	Deluxe Corp.	288,956
8,061	Donaldson Co., Inc.	292,211
18,600	Dover Corp.	1,592,904
194,113	DryShips, Inc. (Greece)(a)(b)	372,697
4,375	Dun & Bradstreet Corp. (The)	453,381
36,501	Eaton Corp. PLC	2,516,744
10,327	EMCOR Group, Inc.	426,299
83,753	Emerson Electric Co.	5,139,922
5,958	EnerSys	315,297
7,992	Equifax, Inc.	505,334
4,666	Esterline Technologies Corp.(a)	379,999
58,041	Exelis, Inc.	857,846

18,024	Expeditors International of Washington, Inc.	$726,728
10,283	Fastenal Co.	503,970
38,552	FedEx Corp.	4,086,512
11,976	Flowserve Corp.	678,800
26,817	Fluor Corp.	1,677,671
14,923	Fortune Brands Home & Security, Inc.	616,469
23,041	Foster Wheeler AG (Switzerland)(a)	493,999
8,256	FTI Consulting, Inc.(a)	307,619
6,432	GATX Corp.	290,598
17,954	General Cable Corp.	565,910
63,891	General Dynamics Corp.	5,452,458
1,677,791	General Electric Co.	40,887,767
37,829	GrafTech International Ltd.(a)(b)	284,474
21,393	Harsco Corp.	551,084
70,272	Hertz Global Holdings, Inc.(a)	1,799,666
72,387	Honeywell International, Inc.	6,006,673
359	Hubbell, Inc., Class A	34,525
4,649	Hubbell, Inc., Class B	499,070
13,318	Huntington Ingalls Industries, Inc.	828,113
6,744	IDEX Corp.	402,280
2,299	IHS, Inc., Class A(a)	252,384
49,112	Illinois Tool Works, Inc.	3,538,028
34,174	Ingersoll-Rand PLC	2,086,323
14,204	Iron Mountain, Inc.	394,871
34,474	ITT Corp.	1,076,968
5,301	J.B. Hunt Transport Services, Inc.	397,204
23,957	Jacobs Engineering Group, Inc.(a)	1,418,254
91,912	JetBlue Airways Corp.(a)	601,104
9,922	Joy Global, Inc.	491,139
5,747	Kansas City Southern	619,239
28,103	KBR, Inc.	879,062
13,681	Kelly Services, Inc., Class A	267,737
9,205	Kennametal, Inc.	398,945
3,549	Kirby Corp.(a)	299,749
25,803	L-3 Communications Holdings, Inc.	2,403,549
4,485	Lennox International, Inc.	322,113
4,998	Lincoln Electric Holdings, Inc.	295,082
59,162	Lockheed Martin Corp.	7,106,539
17,785	Manitowoc Co., Inc. (The)	365,126
24,988	Manpowergroup, Inc.	1,670,948
52,509	Masco Corp.	1,077,485
11,108	Matson, Inc.	314,579
70,673	Meritor, Inc.(a)	574,571
5,605	Moog, Inc., Class A(a)	315,225
87	Moog, Inc., Class B(a)	4,881
7,643	MRC Global, Inc.(a)	204,985
3,022	MSC Industrial Direct Co., Inc., Class A	244,631
42,450	Navistar International Corp.(a)(b)	1,449,667
11,696	Nielsen Holdings NV (Luxembourg)	390,880
41,497	Norfolk Southern Corp.	3,035,920
62,283	Northrop Grumman Corp.	5,733,773
7,134	Old Dominion Freight Line, Inc.(a)	311,613
16,379	Oshkosh Corp.(a)	734,107
20,203	Owens Corning(a)	797,816
44,643	PACCAR, Inc.	2,512,062
6,875	Pall Corp.	480,975
17,156	Parker Hannifin Corp.	1,771,872
9,866	Pentair Ltd.	602,615
89,431	Pitney Bowes, Inc.(b)	1,476,506
7,542	Precision Castparts Corp.	1,672,212
10,567	Quad/Graphics, Inc.(b)	296,299
19,926	Quanta Services, Inc.(a)	534,216
132,135	R.R. Donnelley & Sons Co.(b)	2,509,244
63,395	Raytheon Co.	4,554,297
3,993	Regal-Beloit Corp.	258,267
32,444	Republic Airways Holdings, Inc.(a)	445,456
45,900	Republic Services, Inc.	1,556,469
12,042	Robert Half International, Inc.	448,444
10,392	Rockwell Automation, Inc.	1,006,465
14,216	Rockwell Collins, Inc.	1,011,753
4,521	Roper Industries, Inc.	569,465
14,418	Ryder System, Inc.	891,609
27,099	SkyWest, Inc.	409,737
5,751	Snap-On, Inc.	545,482
30,101	Southwest Airlines Co.	416,297
29,508	Spirit Aerosystems Holdings, Inc., Class A(a)	748,323
7,968	SPX Corp.	608,835
17,042	Stanley Black & Decker, Inc.	1,442,094
19,456	Steelcase, Inc., Class A	296,509
3,284	Stericycle, Inc.(a)	380,747

3,802	Teledyne Technologies, Inc.(a)	304,806
21,340	Terex Corp.(a)	629,103
47,373	Textron, Inc.	1,297,073
9,640	Timken Co. (The)	563,169
4,465	Towers Watson & Co., Class A	376,087
3,096	TransDigm Group, Inc.	447,651
8,806	Trinity Industries, Inc.	346,692
4,393	Triumph Group, Inc.	344,675
19,902	Tutor Perini Corp.(a)	393,662
103,943	Tyco International Ltd.	3,618,256
35,023	Union Pacific Corp.	5,554,298
24,234	United Continental Holdings, Inc.(a)	844,555
72,093	United Parcel Service, Inc., Class B	6,257,672
8,756	United Rentals, Inc.(a)	501,894
9,619	United Stationers, Inc.	398,130
99,979	United Technologies Corp.	10,554,783
20,510	URS Corp.	953,715
68,222	US Airways Group, Inc.(a)(b)	1,320,096
20,312	UTi Worldwide, Inc.	335,148
3,904	W.W. Grainger, Inc.	1,023,395
3,584	WABCO Holdings, Inc.(a)	283,351
7,606	Waste Connections, Inc.	329,036
80,240	Waste Management, Inc.	3,372,487
10,306	Werner Enterprises, Inc.	247,962
6,352	WESCO International, Inc.(a)	481,355
15,648	Xylem, Inc.	390,105
		236,027,041
	Information Technology - 11.0%
39,497	Accenture PLC, Class A	2,915,274
36,377	Activision Blizzard, Inc. (France)	654,059
31,582	Adobe Systems, Inc.(a)	1,493,197
217,684	Advanced Micro Devices, Inc.(a)(b)	820,669
10,491	Akamai Technologies, Inc.(a)	495,175
2,712	Alliance Data Systems Corp.(a)	536,379
15,666	Altera Corp.	557,083
18,838	Amdocs Ltd.	724,698
60,797	Amkor Technology, Inc.(a)(b)	256,563
7,440	Amphenol Corp., Class A	584,486
23,398	Analog Devices, Inc.	1,154,925
5,850	Anixter International, Inc.	485,784
3,574	ANSYS, Inc.(a)	285,348
22,797	AOL, Inc.	839,842
37,863	Apple, Inc.	17,133,008
154,346	Applied Materials, Inc.	2,517,383
42,933	Arrow Electronics, Inc.(a)	1,959,891
37,002	Atmel Corp.(a)	292,316
12,598	Autodesk, Inc.(a)	445,843
41,417	Automatic Data Processing, Inc.	2,985,752
10,799	Avago Technologies Ltd., Class A	396,107
52,530	Avnet, Inc.(a)	1,978,805
15,954	Benchmark Electronics, Inc.(a)	352,903
12,562	BMC Software, Inc.(a)	577,475
27,841	Broadcom Corp., Class A	767,576
15,075	Broadridge Financial Solutions, Inc.	436,271
63,115	Brocade Communications Systems, Inc.(a)	420,346
36,889	CA, Inc.	1,097,079

6,956	CACI International, Inc., Class A(a)	$461,878
7,514	Check Point Software Technologies Ltd. (Israel)(a)	423,113
399,333	Cisco Systems, Inc.	10,202,958
7,224	Citrix Systems, Inc.(a)	520,273
11,851	Cognizant Technology Solutions Corp., Class A(a)	857,894
34,447	Computer Sciences Corp.	1,641,744
22,321	Convergys Corp.	422,537
30,467	CoreLogic, Inc.(a)	850,029
228,520	Corning, Inc.	3,471,219
6,796	Cree, Inc.(a)	475,040
374,679	Dell, Inc.(a)	4,747,183
13,434	Diebold, Inc.	438,754
3,450	DST Systems, Inc.	241,604
54,448	eBay, Inc.(a)	2,814,417
6,126	EchoStar Corp., Class A(a)	244,795
25,401	Electronic Arts, Inc.(a)	663,474
175,365	EMC Corp.	4,585,795
1,889	Equinix, Inc.(a)	338,792
11,890	Facebook, Inc., Class A(a)	437,909
22,203	Fairchild Semiconductor International, Inc.(a)	280,202
24,199	Fidelity National Information Services, Inc.	1,044,429
18,353	First Solar, Inc.(a)	903,702
12,525	Fiserv, Inc.(a)	1,205,406
357,676	Flextronics International Ltd. (Singapore)(a)	3,097,474
8,818	FLIR Systems, Inc.	286,320
4,811	Global Payments, Inc.	222,797
10,822	Google, Inc., Class A(a)	9,605,607
17,642	Harris Corp.	1,006,829
691,320	Hewlett-Packard Co.	17,753,098
133,799	Ingram Micro, Inc., Class A(a)	3,054,631
19,007	Insight Enterprises, Inc.(a)	406,560
755,788	Intel Corp.	17,609,860
86,993	International Business Machines Corp.	16,967,115
11,948	Intuit, Inc.	763,716
7,221	Itron, Inc.(a)	311,370
47,114	Jabil Circuit, Inc.	1,083,151
56,987	Juniper Networks, Inc.(a)	1,234,908
12,503	KLA-Tencor Corp.	733,051
13,755	Lam Research Corp.(a)	677,021
13,945	Lender Processing Services, Inc.	455,723
21,196	Lexmark International, Inc., Class A	794,638
15,947	Linear Technology Corp.	646,810
47,534	LSI Corp.(a)	369,815
71,555	Marvell Technology Group Ltd.	928,068
2,627	MasterCard, Inc., Class A	1,604,073
27,088	Maxim Integrated Products, Inc.	774,717
21,110	Microchip Technology, Inc.	838,911
237,156	Micron Technology, Inc.(a)	3,142,317
710,480	Microsoft Corp.	22,614,578
9,404	Molex, Inc.	280,521
10,582	Molex, Inc., Class A	265,397
27,126	Motorola Solutions, Inc.	1,487,319
18,680	NCR Corp.(a)	672,480
27,362	NetApp, Inc.	1,125,125
15,978	Nuance Communications, Inc.(a)	299,747
60,322	NVIDIA Corp.	870,446
8,669	NXP Semiconductor NV (Netherlands)(a)	283,043
54,294	ON Semiconductor Corp.(a)	447,383
209,587	Oracle Corp.	6,780,139
35,087	Paychex, Inc.	1,383,831
28,621	Polycom, Inc.(a)	273,617
85,124	QUALCOMM, Inc.	5,494,754
4,723	Red Hat, Inc.(a)	244,510
13,763	Rovi Corp.(a)	310,080
80,104	SAIC, Inc.	1,224,790
6,776	Salesforce.com, Inc.(a)	296,450
24,766	SanDisk Corp.(a)	1,365,102
55,076	Sanmina Corp.(a)	906,551
40,314	Seagate Technology PLC	1,649,246
13,406	Skyworks Solutions, Inc.(a)	322,012
72,362	SunEdison, Inc.(a)	729,409
65,120	Symantec Corp.	1,737,402
12,790	SYNNEX Corp.(a)	633,361
11,136	Synopsys, Inc.(a)	412,477
53,680	TE Connectivity Ltd. (Switzerland)	2,739,827
31,821	Tech Data Corp.(a)	1,633,690
7,310	Teradata Corp.(a)	432,167
17,736	Teradyne, Inc.(a)	292,467
103,375	Texas Instruments, Inc.	4,052,300
22,456	Total System Services, Inc.	615,519

10,100	Trimble Navigation Ltd.(a)	288,254
21,396	Unisys Corp.(a)	555,012
18,236	Visa, Inc., Class A	3,227,954
33,180	Vishay Intertechnology, Inc.(a)	477,460
31,880	Western Digital Corp.	2,052,434
63,260	Western Union Co. (The)	1,136,150
327,613	Xerox Corp.	3,177,846
20,262	Xilinx, Inc.	946,033
88,031	Yahoo!, Inc.(a)	2,472,791
		241,015,638
	Materials - 3.6%
25,116	Air Products & Chemicals, Inc.	2,728,602
4,841	Airgas, Inc.	499,640
115,327	AK Steel Holding Corp.(b)	392,112
6,857	Albemarle Corp.	425,203
407,557	Alcoa, Inc.	3,240,078
23,008	Allegheny Technologies, Inc.	634,331
6,235	AptarGroup, Inc.	364,062
10,779	Ashland, Inc.	936,048
20,175	Avery Dennison Corp.	902,428
17,695	Ball Corp.	792,559
16,684	Bemis Co., Inc.	687,214
10,378	Cabot Corp.	425,706
15,040	Celanese Corp., Series A	722,822
4,747	CF Industries Holdings, Inc.	930,459
17,028	Chemtura Corp.(a)	380,746
41,454	Cliffs Natural Resources, Inc.(b)	808,768
15,439	Coeur Mining, Inc.(a)	207,037
34,602	Commercial Metals Co.	535,985
3,324	Compass Minerals International, Inc.	251,294
20,414	Crown Holdings, Inc.(a)	894,746
5,013	Cytec Industries, Inc.	390,513
9,603	Domtar Corp.	667,504
230,304	Dow Chemical Co. (The)	8,069,852
121,498	E.I. du Pont de Nemours & Co.	7,009,220
13,627	Eastman Chemical Co.	1,096,020
14,740	Ecolab, Inc.	1,358,144
7,872	FMC Corp.	520,811
174,411	Freeport-McMoRan Copper & Gold, Inc.	4,932,343
31,217	Graphic Packaging Holding Co.(a)	268,466
4,777	Greif, Inc., Class A	264,264
1,305	Greif, Inc., Class B	74,711
37,413	Huntsman Corp.	674,182
6,427	International Flavors & Fragrances, Inc.	518,530
71,439	International Paper Co.	3,451,218
52,267	LyondellBasell Industries NV, Class A	3,591,266
4,424	Martin Marietta Materials, Inc.	440,630
28,428	MeadWestvaco Corp.	1,050,415
30,534	Monsanto Co.	3,016,148
29,145	Mosaic Co. (The)	1,197,568
69,735	Newmont Mining Corp.	2,092,050
64,036	Nucor Corp.	2,995,604
13,459	Olin Corp.	328,400

9,900	OM Group, Inc.(a)	$305,613
40,526	Owens-Illinois, Inc.(a)	1,205,648
11,006	Packaging Corp. of America	592,013
14,852	PPG Industries, Inc.	2,382,855
22,853	Praxair, Inc.	2,746,245
11,004	Reliance Steel & Aluminum Co.	772,481
41,286	Resolute Forest Products(a)	630,024
6,392	Rock-Tenn Co., Class A	730,925
8,118	Rockwood Holdings, Inc.	549,832
17,990	RPM International, Inc.	633,968
9,420	Schnitzer Steel Industries, Inc., Class A	241,717
7,021	Scotts Miracle-Gro Co. (The), Class A	352,805
34,303	Sealed Air Corp.	934,414
6,961	Sensient Technologies Corp.	306,354
5,184	Sherwin-Williams Co. (The)	902,897
7,367	Sigma-Aldrich Corp.	615,586
18,396	Sonoco Products Co.	708,062
21,172	Southern Copper Corp.	551,954
48,272	Steel Dynamics, Inc.	751,112
71,809	United States Steel Corp.(b)	1,245,886
7,505	Valspar Corp. (The)	511,241
16,682	Vulcan Materials Co.	787,057
4,993	W.R. Grace & Co.(a)	383,562
12,593	Walter Energy, Inc.(b)	140,916
		79,750,866
	Telecommunication Services - 4.1%
1,157,654	AT&T, Inc.	40,830,456
107,382	CenturyLink, Inc.	3,849,645
83,380	Cincinnati Bell, Inc.(a)	287,661
9,275	Crown Castle International Corp.(a)	651,569
413,295	Frontier Communications Corp.(b)	1,801,966
51,887	Leap Wireless International, Inc.(a)(b)	865,475
27,508	Level 3 Communications, Inc.(a)	606,551
220,883	NII Holdings, Inc.(a)(b)	1,585,940
956,154	Sprint Corp. (Japan)(a)	5,698,678
34,663	Telephone & Data Systems, Inc.	918,916
36,470	T-Mobile US, Inc. (Germany)(a)	879,292
12,133	tw telecom, inc.(a)	361,321
590,431	Verizon Communications, Inc.	29,214,526
186,901	Windstream Corp.(b)	1,560,623
		89,112,619
	Utilities - 4.8%
227,206	AES Corp. (The)	2,826,443
17,936	AGL Resources, Inc.	821,289
5,723	ALLETE, Inc.	306,867
18,841	Alliant Energy Corp.	998,008
68,244	Ameren Corp.	2,443,818
90,813	American Electric Power Co., Inc.	4,209,183
22,242	American Water Works Co., Inc.	949,289
9,727	Aqua America, Inc.	329,356
21,160	Atmos Energy Corp.	936,118
12,270	Avista Corp.	353,131
7,416	Black Hills Corp.	393,419
64,340	Calpine Corp.(a)	1,287,443
84,401	CenterPoint Energy, Inc.	2,094,833
7,642	Cleco Corp.	370,713
40,088	CMS Energy Corp.	1,122,063
57,226	Consolidated Edison, Inc.	3,427,837
80,624	Dominion Resources, Inc.	4,781,809
32,542	DTE Energy Co.	2,300,719
82,379	Duke Energy Corp.	5,848,909
63,500	Edison International	3,165,475
51,412	Entergy Corp.	3,470,310
204,500	Exelon Corp.	6,255,655
102,529	FirstEnergy Corp.	3,903,279
30,749	Great Plains Energy, Inc.	743,818
20,140	Hawaiian Electric Industries, Inc.	536,932
7,458	IDACORP, Inc.	393,559
19,986	Integrys Energy Group, Inc.	1,255,121
3,395	ITC Holdings Corp.	311,559
34,339	MDU Resources Group, Inc.	962,866
9,171	National Fuel Gas Co.	594,556
7,495	New Jersey Resources Corp.	335,476
62,243	NextEra Energy, Inc.	5,390,866
56,167	NiSource, Inc.	1,725,450
28,063	Northeast Utilities	1,246,278
5,102	Northwest Natural Gas Co.	224,182
6,992	NorthWestern Corp.	295,062
88,066	NRG Energy, Inc.	2,361,930
41,928	NV Energy, Inc.	990,759
28,402	OGE Energy Corp.	1,062,235
32,565	ONEOK, Inc.	1,724,317
69,158	Pepco Holdings, Inc.	1,421,197
88,607	PG&E Corp.	4,066,175
10,883	Piedmont Natural Gas Co., Inc.	376,008
19,931	Pinnacle West Capital Corp.	1,173,936
16,876	PNM Resources, Inc.	396,248
15,367	Portland General Electric Co.	487,134
97,036	PPL Corp.	3,082,834
109,786	Public Service Enterprise Group, Inc.	3,709,669
24,732	Questar Corp.	590,105
22,189	SCANA Corp.	1,151,831
32,124	Sempra Energy	2,815,026
133,963	Southern Co. (The)	6,006,901
8,176	Southwest Gas Corp.	405,857
49,198	TECO Energy, Inc.	869,329
22,555	UGI Corp.	947,084
6,852	UIL Holdings Corp.	279,836
6,794	UNS Energy Corp.	345,475
16,365	Vectren Corp.	605,832
22,475	Westar Energy, Inc.	754,935
10,236	WGL Holdings, Inc.	470,549
24,722	Wisconsin Energy Corp.	1,074,913
89,962	Xcel Energy, Inc.	2,694,362
		106,476,168
	Total Common Stocks and Other Equity Interests (Cost $1,770,282,048)	2,193,684,483

	Money Market Fund - 0.0%
323,970	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $323,970)	323,970

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,770,606,018)-100.0%	2,194,008,453

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
24,313,196	Invesco Liquid Assets Portfolio - Institutional Class (Money Market Fund) (Cost $24,313,196)(d)(e)	24,313,196

	Total Investments (Cost $1,794,919,214)(f) -101.1%	2,218,321,649
	Liabilities in excess of other assets-(1.1)%	(24,072,592)
	Net Assets-100.0%	$2,194,249,057

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT, are subsidiaries of Invesco Ltd. and therefore are considered to be affiliated with the Fund. The table below shows transactions in, and earnings from Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2013	Cost	Sales	(Depreciation)	Gain	July 31, 2013	Income
Invesco Ltd.	$1,352,664	$237,366	$(5,676)	$13,611	$1,975	$1,599,940	$9,705
Invesco Mortgage Capital , Inc. REIT	215,926	28,450	$(669)	$(52,016)	47	191,738	7,040

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(f) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,837,434,058. The net unrealized appreciation was $380,887,591 which consisted of aggregate gross unrealized appreciation of $447,410,513 and aggregate gross unrealized depreciation of $66,522,922.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 19.3%
30,581	1-800-FLOWERS.COM, Inc., Class A(a)	$201,223
35,939	AH Belo Corp., Class A	269,542
16,033	Allison Transmission Holdings, Inc.	380,944
23,365	Ambassadors Group, Inc.	85,049
12,447	AMC Networks, Inc., Class A(a)	849,632
81,077	American Apparel, Inc.(a)	162,965
41,423	American Axle & Manufacturing Holdings, Inc.(a)	805,677
56,807	American Greetings Corp., Class A	1,081,605
4,247	American Public Education, Inc.(a)	167,799
3,872	America’s Car-Mart, Inc.(a)	167,580
31,958	Ameristar Casinos, Inc.	845,928
6,682	Arbitron, Inc.	307,105
67,889	Arcos Dorados Holdings, Inc., Class A (British Virgin Islands)(b)	818,741
5,487	Arctic Cat, Inc.	302,004
29,939	Asbury Automotive Group, Inc.(a)	1,462,221
6,194	Ascent Capital Group, Inc., Class A(a)	481,336
13,164	Bally Technologies, Inc.(a)	943,596
10,935	Bassett Furniture Industries, Inc.	174,195
25,917	Beazer Homes USA, Inc.(a)(b)	445,513
46,328	bebe Stores, Inc.	277,041
62,607	Belo Corp., Class A	892,776
18,590	Big 5 Sporting Goods Corp.	376,819
926	Biglari Holdings, Inc.(a)	385,735
9,770	BJ’s Restaurants, Inc.(a)	348,203
11,226	Bloomin’ Brands, Inc.(a)	264,934
4,193	Blue Nile, Inc.(a)	162,814
25,384	Blyth, Inc.(b)	355,630
24,343	Bob Evans Farms, Inc.	1,237,111
44,229	Bon-Ton Stores, Inc. (The)(b)	834,159
150,606	Boyd Gaming Corp.(a)(b)	2,004,566
10,953	Bravo Brio Restaurant Group, Inc.(a)	178,972
17,918	Bridgepoint Education, Inc.(a)	288,838
54,480	Brown Shoe Co., Inc.	1,294,990
16,931	Buckle, Inc. (The)	947,797
5,540	Buffalo Wild Wings, Inc.(a)	573,833
35,369	Build-A-Bear Workshop, Inc.(a)	251,474
45,261	Burger King Worldwide, Inc.	868,559
20,516	Cabela’s, Inc.(a)	1,408,218
67,410	Callaway Golf Co.	484,004
8,626	Capella Education Co.(a)	422,760
11,960	Carmike Cinemas, Inc.(a)	219,107
7,256	Carriage Services, Inc.	136,123
43,747	Carrols Restaurant Group, Inc.(a)	287,418
17,966	Carter’s, Inc.	1,281,335
18,957	Cato Corp. (The), Class A	533,640
3,028	Cavco Industries, Inc.(a)	165,904
16,076	CEC Entertainment, Inc.	668,601
132,816	Central European Media Enterprises Ltd., Class A (Czech Republic)(a)(b)	446,262
26,772	Cheesecake Factory, Inc. (The)	1,136,204
8,170	Cherokee, Inc.	105,965
58,323	Chico’s FAS, Inc.	999,073
17,775	Children’s Place Retail Stores, Inc. (The)(a)	960,561
9,366	Choice Hotels International, Inc.	389,345
29,961	Christopher & Banks Corp.(a)	204,933
5,267	Churchill Downs, Inc.	427,733
20,198	Citi Trends, Inc.(a)	284,590
44,396	Clear Channel Outdoor Holdings, Inc., Class A(a)	329,418
73,525	Coldwater Creek, Inc.(a)(b)	194,106
7,159	Columbia Sportswear Co.(b)	461,899
10,226	Conn’s, Inc.(a)	660,804
18,056	Core-Mark Holding Co., Inc.	1,131,208
393,433	Corinthian Colleges, Inc.(a)(b)	881,290
12,855	Cracker Barrel Old Country Store, Inc.	1,258,504
38,589	Crocs, Inc.(a)	527,512
6,847	CSS Industries, Inc.	182,336
24,142	CTC Media, Inc.	267,976
52,147	Cumulus Media, Inc., Class A(a)	223,189
24,025	Deckers Outdoor Corp.(a)	1,317,291
8,111	Delta Apparel, Inc.(a)	130,182
61,073	Denny’s Corp.(a)	347,505
8,309	Destination Maternity Corp.	249,769
49,705	Destination XL Group, Inc.(a)	320,597
45,706	Digital Generation, Inc.(a)(b)	354,221
9,468	DineEquity, Inc.	659,636
7,114	Dorman Products, Inc.	334,927
54,667	DreamWorks Animation SKG, Inc., Class A(a)(b)	1,353,555
7,229	Drew Industries, Inc.	295,160
10,357	DSW, Inc., Class A	784,957
19,185	Dunkin’ Brands Group, Inc.	828,792
36,178	E.W. Scripps Co. (The), Class A(a)	600,917
129,772	Education Management Corp.(a)(b)	914,893
74,398	Emmis Communications Corp., Class A(a)	202,363
34,108	Entercom Communications Corp., Class A(a)	334,599
52,207	Entravision Communications Corp., Class A	297,058
15,831	Ethan Allen Interiors, Inc.	480,787
53,296	Express, Inc.(a)	1,201,825
88,897	Federal-Mogul Corp.(a)	1,385,015
9,255	Fiesta Restaurant Group, Inc.(a)	291,995
41,568	Fifth & Pacific Cos., Inc.(a)	990,150
35,359	Finish Line, Inc. (The), Class A	787,091
3,692	Fisher Communications, Inc.	151,261
6,792	Flexsteel Industries, Inc.	169,053
6,433	Francesca’s Holdings Corp.(a)	159,924
41,239	Fred’s, Inc., Class A	709,311
20,776	Fuel Systems Solutions, Inc.(a)	377,915
57,367	Furniture Brands International, Inc.(a)(b)	134,812
17,656	Genesco, Inc.(a)	1,242,629
11,551	G-III Apparel Group Ltd.(a)	594,414
9,311	Gordmans Stores, Inc.(a)	130,261
7,513	Grand Canyon Education, Inc.(a)	254,090
55,752	Gray Television, Inc.(a)	435,423
62,351	Harte-Hanks, Inc.	596,076
613	Haverty Furniture Cos., Inc., Class A	15,772

12,219	Haverty Furniture Cos., Inc.	$317,694
20,703	Helen of Troy Ltd.(a)	879,463
35,830	hhgregg, Inc.(a)(b)	562,173
7,432	Hibbett Sports, Inc.(a)	435,887
35,275	Hillenbrand, Inc.	874,467
9,967	Hooker Furniture Corp.	167,545
88,860	Hovnanian Enterprises, Inc., Class A(a)(b)	475,401
20,655	HSN, Inc.	1,240,539
28,109	Iconix Brand Group, Inc.(a)	923,100
16,631	International Speedway Corp., Class A	562,959
15,581	Interval Leisure Group, Inc.	335,147
10,989	iRobot Corp.(a)	384,175
48,350	Isle of Capri Casinos, Inc.(a)	383,899
29,904	JAKKS Pacific, Inc.(b)	179,723
4,336	Johnson Outdoors, Inc., Class A(a)	110,438
17,485	Jos. A. Bank Clothiers, Inc.(a)	714,437
44,421	Journal Communications, Inc., Class A(a)	406,896
12,043	K12, Inc.(a)(b)	374,537
45,534	KB Home(b)	808,228
98,599	Kingold Jewelry, Inc.(a)(b)	118,319
13,036	Kirkland’s, Inc.(a)	229,173
15,008	Krispy Kreme Doughnuts, Inc.(a)	315,468
28,100	La-Z-Boy, Inc.	582,513
23,600	LeapFrog Enterprises, Inc.(a)(b)	271,872
104,901	Lee Enterprises, Inc.(a)(b)	317,850
15,433	Libbey, Inc.(a)	380,578
23,496	Life Time Fitness, Inc.(a)	1,252,102
11,536	Lifetime Brands, Inc.	172,809
15,684	LIN Media LLC, Class A(a)	253,297
57,256	Lincoln Educational Services Corp.	358,995
29,918	Lions Gate Entertainment Corp.(a)(b)	973,233
15,205	Lithia Motors, Inc., Class A	991,974
4,926	Loral Space & Communications, Inc.	307,826
15,942	Luby’s, Inc.(a)	128,174
7,189	Lululemon Athletica, Inc. (Canada)(a)	500,139
5,498	Lumber Liquidators Holdings, Inc.(a)	532,316
8,502	M/I Homes, Inc.(a)	180,753
8,011	Mac-Gray Corp.	117,762
16,530	Madison Square Garden Co. (The), Class A(a)	974,774
17,350	Maidenform Brands, Inc.(a)	405,296
22,257	Marcus Corp.	288,228
22,285	MarineMax, Inc.(a)	259,175
17,888	Marriott Vacations Worldwide Corp.(a)	787,072
16,670	Matthews International Corp., Class A	644,796
4,276	Mattress Firm Holding Corp.(a)	174,675
304,356	McClatchy Co. (The), Class A(a)(b)	946,547
19,040	MDC Holdings, Inc.	602,426
51,867	Media General, Inc., Class A(a)(b)	570,018
36,477	Men’s Wearhouse, Inc. (The)	1,456,527
24,046	Meredith Corp.	1,142,666
14,591	Meritage Homes Corp.(a)	660,389
6,559	Michael Kors Holdings Ltd.(a)	441,683
58,836	Modine Manufacturing Co.(a)	647,196
9,674	Monro Muffler Brake, Inc.	416,079
23,998	Morgans Hotel Group Co.(a)	172,546
4,137	Morningstar, Inc.	315,322
19,579	Motorcar Parts of America, Inc.(a)(b)	169,358
5,499	Movado Group, Inc.	200,604
42,202	MTR Gaming Group, Inc.(a)	151,505
7,723	Multimedia Games Holding Co., Inc.(a)	270,228
13,839	NACCO Industries, Inc., Class A	848,746
38,134	National CineMedia, Inc.	690,607
35,431	New York & Co., Inc.(a)	220,735
6,764	Nexstar Broadcasting Group, Inc., Class A	243,775
38,200	Nutrisystem, Inc.	477,882
54,303	Orbitz Worldwide, Inc.(a)	500,131
42,570	Orient-Express Hotels Ltd., Class A(a)	532,551
16,104	Outerwall, Inc.(a)(b)	889,746
10,497	Overstock.com, Inc.(a)	357,003
7,782	Oxford Industries, Inc.	526,608
164,840	Pacific Sunwear of California, Inc.(a)	733,538
8,826	Papa John’s International, Inc.(a)	590,106
66,194	PEP Boys-Manny Moe & Jack (The)(a)	824,115
25,172	Perry Ellis International, Inc.	505,957
30,681	Pier 1 Imports, Inc.	721,003
56,206	Pinnacle Entertainment, Inc.(a)	1,194,377
17,119	Pool Corp.	903,541
130,150	Quiksilver, Inc.(a)	822,548
77,084	Radio One, Inc., Class D(a)(b)	171,126
19,904	Reading International, Inc., Class A(a)	123,604

22,400	Red Lion Hotels Corp.(a)	148,960
9,291	Red Robin Gourmet Burgers, Inc.(a)	528,472
11,226	Rocky Brands, Inc.	193,985
90,148	Ruby Tuesday, Inc.(a)	659,883
7,114	Rue21, Inc.(a)	297,223
21,299	Ruth’s Hospitality Group, Inc.	254,736
16,152	Ryland Group, Inc. (The)	653,187
2,509	Saga Communications, Inc., Class A	130,092
30,334	Scholastic Corp.	925,187
62,473	Scientific Games Corp., Class A(a)	851,507
9,346	Sears Hometown and Outlet Stores, Inc.(a)	407,205
16,241	Select Comfort Corp.(a)	371,107
14,951	SHFL entertainment, Inc.(a)	340,135
11,662	Shoe Carnival, Inc.	311,492
9,624	Shutterfly, Inc.(a)	515,750
35,666	Sinclair Broadcast Group, Inc., Class A	1,006,138
254,013	Sirius XM Radio, Inc.	947,468
27,318	Six Flags Entertainment Corp.	1,005,029
36,489	Skechers U.S.A., Inc., Class A(a)	995,420
19,696	Smith & Wesson Holding Corp.(a)(b)	233,201
2,355	SodaStream International Ltd. (Israel)(a)	153,263
42,382	Sonic Corp.(a)	651,411
20,640	Sotheby’s	928,800
45,057	Spartan Motors, Inc.	273,045
16,026	Speedway Motorsports, Inc.	296,000
22,912	Stage Stores, Inc.	571,884
12,638	Standard Motor Products, Inc.	434,621
20,979	Standard Pacific Corp.(a)	171,608
30,418	Stein Mart, Inc.	424,939
7,229	Steiner Leisure Ltd.(a)	418,848
5,974	Steinway Musical Instruments, Inc.(a)	217,155
12,655	Steven Madden Ltd.(a)	650,720
46,514	Stewart Enterprises, Inc., Class A	611,194
48,071	Stoneridge, Inc.(a)	580,698
12,742	Strayer Education, Inc.(b)	563,961
3,337	Sturm Ruger & Co., Inc.(b)	169,753
18,901	Superior Industries International, Inc.	344,187
18,831	Systemax, Inc.	181,343
16,103	Tempur-Sealy International, Inc.(a)	638,484
21,608	Texas Roadhouse, Inc.	528,100
23,742	Thor Industries, Inc.	1,283,255
18,844	Tower International, Inc.(a)	420,410

29,609	Town Sports International Holdings, Inc.	$373,666
10,150	TripAdvisor, Inc.(a)	761,453
31,601	Tuesday Morning Corp.(a)	354,563
9,650	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	973,685
12,378	Under Armour, Inc., Class A(a)	830,935
21,274	Unifi, Inc.(a)	488,026
11,659	Universal Electronics, Inc.(a)	359,447
12,573	Universal Technical Institute, Inc.	147,104
14,236	Vail Resorts, Inc.	953,527
60,523	ValueVision Media, Inc., Class A(a)	358,901
5,161	Vera Bradley, Inc.(a)(b)	125,103
7,405	Vitamin Shoppe, Inc.(a)	355,662
35,081	VOXX International Corp.(a)	475,348
16,163	Weight Watchers International, Inc. (Luxembourg)	766,934
15,191	West Marine, Inc.(a)	164,974
108,901	Wet Seal, Inc. (The), Class A(a)	478,075
5,163	Weyco Group, Inc.	141,105
10,750	Winnebago Industries, Inc.(a)	257,140
33,930	WMS Industries, Inc.(a)	873,697
19,906	Wolverine World Wide, Inc.	1,144,794
43,198	World Wrestling Entertainment, Inc., Class A	459,627
165,584	Zale Corp.(a)	1,536,620
8,316	Zumiez, Inc.(a)	229,272
		133,207,334
	Consumer Staples - 3.7%
38,410	Adecoagro S.A. (Argentina)(a)	251,585
165,713	Alliance One International, Inc.(a)	631,366
20,121	B&G Foods, Inc.	701,016
1,106	Boston Beer Co., Inc. (The), Class A(a)	197,952
24,024	Boulder Brands, Inc.(a)	310,150
6,925	Calavo Growers, Inc.	188,083
10,089	Cal-Maine Foods, Inc.	511,310
23,482	Central Garden & Pet Co.(a)	175,880
76,807	Central Garden & Pet Co., Class A(a)	579,125
3,824	Coca-Cola Bottling Co. Consolidated	244,201
57,019	Darling International, Inc.(a)	1,157,486
24,559	Diamond Foods, Inc.(a)	500,758
82,964	Dole Food Co., Inc.(a)	1,070,236
14,824	Elizabeth Arden, Inc.(a)	608,673
9,022	Fresh Market, Inc. (The)(a)	476,181
12,447	Hain Celestial Group, Inc. (The)(a)	908,133
39,709	Harbinger Group, Inc.(a)	316,084
13,609	Ingles Markets, Inc., Class A	387,312
4,858	Inter Parfums, Inc.	160,217
4,940	J & J Snack Foods Corp.	393,619
11,431	John B. Sanfilippo & Son, Inc.	246,681
8,838	Lancaster Colony Corp.	733,819
5,351	Medifast, Inc.(a)	146,296
10,865	National Beverage Corp.	193,180
20,722	Nu Skin Enterprises, Inc., Class A	1,733,188
9,271	Nutraceutical International Corp.	206,002
23,305	Omega Protein Corp.(a)	195,063
55,151	Pilgrim’s Pride Corp. (Brazil)(a)	916,610
18,605	Prestige Brands Holdings, Inc.(a)	630,896
5,559	PriceSmart, Inc.	506,036
7,690	Revlon, Inc., Class A(a)	192,942
162,025	Roundy’s, Inc.(b)	1,477,668
13,470	Sanderson Farms, Inc.	951,521
175	Seaboard Corp.	493,500
16,334	Seneca Foods Corp., Class A(a)	574,140
2,853	Seneca Foods Corp., Class B(a)	102,080
26,792	Snyders-Lance, Inc.	847,967
49,638	Spartan Stores, Inc.	976,379
15,157	Spectrum Brands Holdings, Inc.	855,158
19,752	Susser Holdings Corp.(a)	1,021,573
8,412	Tootsie Roll Industries, Inc.(b)	284,830
3,204	USANA Health Sciences, Inc.(a)	264,714
51,737	Vector Group Ltd.(b)	861,421
7,554	Village Super Market, Inc., Class A	278,365
5,513	WD-40 Co.	317,053
10,207	Weis Markets, Inc.	512,596
10,264	WhiteWave Foods Co., Class A(a)	191,834
		25,480,879
	Energy - 6.4%
49,387	Abraxas Petroleum Corp.(a)(b)	120,504
6,246	Adams Resources & Energy, Inc.	417,670
15,896	Alon USA Energy, Inc. (Israel)	217,139
9,095	Approach Resources, Inc.(a)	240,927
45,382	Basic Energy Services, Inc.(a)	519,170
17,045	Berry Petroleum Co., Class A	691,175

3,550	Bonanza Creek Energy, Inc.(a)	144,627
15,806	Bristow Group, Inc.	1,074,966
13,319	C&J Energy Services, Inc.(a)(b)	257,723
337,592	Cal Dive International, Inc.(a)(b)	661,680
44,352	Callon Petroleum Co.(a)	177,408
3,538	CARBO Ceramics, Inc.(b)	310,849
18,115	Carrizo Oil & Gas, Inc.(a)	573,702
7,284	Clayton Williams Energy, Inc.(a)	414,678
16,678	Clean Energy Fuels Corp.(a)(b)	215,313
22,431	Cobalt International Energy, Inc.(a)	647,134
56,556	Comstock Resources, Inc.	948,444
7,331	Contango Oil & Gas Co.	283,416
4,626	Continental Resources, Inc.(a)	426,980
5,565	Core Laboratories NV	832,524
32,550	Crimson Exploration, Inc.(a)	104,485
45,886	Crosstex Energy, Inc.	921,850
5,988	CVR Energy, Inc.	282,574
6,767	Dawson Geophysical Co.(a)	244,153
8,924	Delek US Holdings, Inc. (Israel)	269,951
62,409	DHT Holdings, Inc.	290,202
9,315	Dril-Quip, Inc.(a)	846,827
60,070	Endeavour International Corp.(a)(b)	255,898
25,986	Energy XXI Bermuda Ltd.	697,724
20,909	EPL Oil & Gas, Inc.(a)	672,433
11,194	Forum Energy Technologies, Inc.(a)	323,283
95,885	Gastar Exploration Ltd.(a)	316,420
1,656	Geospace Technologies Corp.(a)	123,223
69,745	Global Geophysical Services, Inc.(a)	306,181
14,003	Goodrich Petroleum Corp.(a)(b)	266,337
137,944	Gran Tierra Energy, Inc. (Canada)(a)	848,356
63,672	Green Plains Renewable Energy, Inc.(a)	1,054,408
8,813	Gulf Island Fabrication, Inc.	217,945
5,018	Gulfmark Offshore, Inc., Class A	247,137
9,091	Gulfport Energy Corp.(a)	483,641
28,818	Harvest Natural Resources, Inc.(a)(b)	118,730
134,004	Hercules Offshore, Inc.(a)	924,628
21,138	Hornbeck Offshore Services, Inc.(a)	1,119,257
6,596	InterOil Corp.(a)(b)	565,277
63,855	ION Geophysical Corp.(a)	392,708
199,397	James River Coal Co.(a)(b)	394,806
57,118	Knightsbridge Tankers Ltd. (Bermuda)(b)	437,524
44,734	Kodiak Oil & Gas Corp.(a)	434,367

10,688	Kosmos Energy Ltd.(a)	$112,865
8,168	Laredo Petroleum Holdings, Inc.(a)	178,961
395,770	Lone Pine Resources, Inc. (Canada)(a)	108,837
45,701	Magnum Hunter Resources Corp.(a)(b)	175,035
18,846	Matrix Service Co.(a)	298,709
14,093	Midstates Petroleum Co., Inc.(a)	84,558
9,044	Mitcham Industries, Inc.(a)	153,115
7,881	Natural Gas Services Group, Inc.(a)	191,902
41,695	Navios Maritime Acquisition Corp.	155,105
64,379	Newpark Resources, Inc.(a)	736,496
89,587	Nordic American Tankers Ltd.(b)	849,285
17,458	Northern Oil And Gas, Inc.(a)	230,620
7,489	Oasis Petroleum, Inc.(a)	314,838
27,325	Ocean Rig UDW, Inc. (Greece)(a)	464,798
32,714	Pacific Drilling SA (Monaco)(a)	322,560
27,418	Pacific Ethanol, Inc.(a)(b)	116,527
163,501	Parker Drilling Co.(a)	992,451
12,161	PBF Energy, Inc., Class A(b)	278,365
14,419	PDC Energy, Inc.(a)	795,208
175,788	Penn Virginia Corp.(a)	885,972
92,626	PetroQuest Energy, Inc.(a)	416,817
1,099	PHI, Inc.(a)	39,015
11,930	PHI, Inc. - Non-Voting(a)	419,936
73,261	Pioneer Energy Services Corp.(a)	496,710
545,478	Quicksilver Resources, Inc.(a)(b)	790,943
20,105	Renewable Energy Group, Inc.(a)	313,236
21,689	Resolute Energy Corp.(a)	181,537
6,050	REX American Resources Corp.(a)	220,160
11,892	Rex Energy Corp.(a)	228,207
14,831	Rosetta Resources, Inc.(a)	676,442
26,929	RPC, Inc.(b)	385,623
22,204	SemGroup Corp., Class A	1,253,194
55,675	Ship Finance International Ltd. (Norway)(b)	895,811
16,636	StealthGas, Inc.(a)	167,857
45,751	Stone Energy Corp.(a)	1,114,494
77,407	Swift Energy Co.(a)	986,165
223,074	Teekay Tankers Ltd., Class A(b)	629,069
32,994	Tesco Corp.(a)	436,841
85,501	TETRA Technologies, Inc.(a)	865,270
184,550	Tsakos Energy Navigation Ltd.	946,742
36,063	USEC, Inc.(a)(b)	717,654
33,423	VAALCO Energy, Inc.(a)	207,223
145,474	Vantage Drilling Co.(a)	267,672
31,884	W&T Offshore, Inc.	519,390
65,274	Warren Resources, Inc.(a)	187,336
19,168	Westmoreland Coal Co.(a)	244,775
92,535	Willbros Group, Inc.(a)	664,401
		44,055,081
	Financials - 20.9%
11,657	1st Source Corp.	318,003
16,933	1st United Bancorp, Inc.	131,739
17,772	Acadia Realty Trust REIT	458,162
5,947	Agree Realty Corp. REIT	179,361
629	Alexander’s, Inc. REIT	189,958
3,415	Altisource Portfolio Solutions SA(a)	421,104
12,333	American Assets Trust, Inc. REIT	399,589
70,689	American Equity Investment Life Holding Co.	1,286,540
6,388	American National Bankshares, Inc.	152,290
12,827	American National Insurance Co.	1,443,037
10,424	American Safety Insurance Holdings Ltd. (Bermuda)(a)	312,303
12,834	Ameris Bancorp(a)	247,054
10,130	AMERISAFE, Inc.	361,945
10,317	AmTrust Financial Services, Inc.(b)	429,497
13,919	Apollo Commercial Real Estate Finance, Inc. REIT	223,122
23,911	Arbor Realty Trust, Inc. REIT	180,289
30,753	Argo Group International Holdings Ltd.	1,373,121
6,810	Arlington Asset Investment Corp., Class A	172,157
32,137	Armour Residential REIT, Inc. REIT(b)	143,331
6,976	Arrow Financial Corp.(b)	183,748
66,155	Ashford Hospitality Trust, Inc. REIT	772,029
17,984	Associated Estates Realty Corp. REIT	274,795
11,057	ASTA Funding, Inc.	97,412
6,778	AV Homes, Inc.(a)	109,465
846	Baldwin & Lyons, Inc., Class A	21,708
7,251	Baldwin & Lyons, Inc., Class B	193,674
3,536	BancFirst Corp.	184,862
15,513	Bancorp, Inc. (The)(a)	232,695
38,466	Bank Mutual Corp.	238,874
3,156	Bank of Marin Bancorp	133,025
6,366	Bank of the Ozarks, Inc.	304,167
15,654	BankFinancial Corp.	134,624
15,985	BankUnited, Inc.	483,386
9,288	Banner Corp.	344,399
2,829	Bar Harbor Bankshares	111,067
25,575	BBCN Bancorp, Inc.	373,651
12,820	Beneficial Mutual Bancorp, Inc.(a)	110,508
12,599	Berkshire Hills Bancorp, Inc.	328,834
136,074	BGC Partners, Inc., Class A	854,545
10,146	Blackstone Mortgage Trust, Inc., Class A REIT	256,491
3,273	BofI Holding, Inc.(a)	177,560
12,136	BOK Financial Corp.	809,350
46,592	Boston Private Financial Holdings, Inc.	514,842
5,356	Bridge Bancorp, Inc.	114,833
57,315	Brookline Bancorp, Inc.	565,126
5,982	Bryn Mawr Bank Corp.	167,257
2,858	C&F Financial Corp.(b)	154,446
36,811	Calamos Asset Management, Inc., Class A	392,037
5,868	Camden National Corp.	228,324
12,645	Campus Crest Communities, Inc. REIT	143,521
15,575	Capital City Bank Group, Inc.(a)	194,999
62,904	CapLease, Inc. REIT	533,426
10,094	Cardinal Financial Corp.	165,138
15,297	Cash America International, Inc.	642,474
36,574	Cathay General Bancorp	868,998
19,282	CBOE Holdings, Inc.	966,028
73,114	Cedar Realty Trust, Inc. REIT	405,052
12,241	Centerstate Banks, Inc.	120,696
19,668	Central Pacific Financial Corp.(a)	365,628
10,181	Charter Financial Corp.	110,871
7,528	Chatham Lodging Trust REIT	131,439
22,149	Chemical Financial Corp.	661,369
15,102	Chesapeake Lodging Trust REIT	345,987
8,212	Citizens & Northern Corp.	162,105
16,165	Citizens, Inc., Class A(a)	115,418
9,960	City Holding Co.(b)	440,830
23,052	CNA Financial Corp.	818,576

8,004	CNB Financial Corp.	$143,111
19,689	CoBiz Financial, Inc.	197,678
8,068	Cohen & Steers, Inc.(b)	277,297
9,235	Colony Financial, Inc. REIT	187,286
22,732	Columbia Banking System, Inc.	567,845
21,815	Community Bank System, Inc.	731,675
9,282	Community Trust Bancorp, Inc.	369,888
17,329	Consumer Portfolio Services, Inc.(a)	112,638
5,181	Coresite Realty Corp. REIT	175,947
59,328	Cousins Properties, Inc. REIT	608,112
61,316	Cowen Group, Inc., Class A(a)	198,051
16,603	Crawford & Co., Class A	109,414
19,994	Crawford & Co., Class B	157,153
1,267	Credit Acceptance Corp.(a)	142,525
45,705	CubeSmart REIT	740,421
54,045	CVB Financial Corp.	707,449
33,979	DFC Global Corp.(a)	526,335
1,903	Diamond Hill Investment Group	197,018
22,404	Dime Community Bancshares, Inc.	393,190
988	Donegal Group, Inc., Class B	23,416
9,404	Donegal Group, Inc., Class A	129,305
22,055	Doral Financial Corp. (Puerto Rico)(a)	529,541
20,234	DuPont Fabros Technology, Inc. REIT	463,561
25,203	Dynex Capital, Inc. REIT	242,201
6,643	Eagle Bancorp, Inc.(a)	174,512
12,165	EastGroup Properties, Inc. REIT	752,527
35,544	Education Realty Trust, Inc. REIT	335,180
9,264	eHealth, Inc.(a)	284,775
22,515	Employers Holdings, Inc.	591,919
12,030	Encore Capital Group, Inc.(a)	467,486
2,826	Enstar Group Ltd.(a)	406,040
11,242	Enterprise Financial Services Corp.	208,314
18,253	Equity Lifestyle Properties, Inc. REIT	702,558
26,967	Equity One, Inc. REIT	624,016
32,444	Everbank Financial Corp.	503,531
5,685	Evercore Partners, Inc., Class A	269,583
10,928	Excel Trust, Inc. REIT	141,845
23,206	Extra Space Storage, Inc. REIT	975,812
30,742	EZCORP, Inc., Class A(a)	555,815
7,191	Farmers Capital Bank Corp.(a)	175,604
11,882	FBL Financial Group, Inc., Class A	525,541
7,625	FBR & Co.(a)	218,761
3,962	Federal Agricultural Mortgage Corp., Class C	123,179
111,002	FelCor Lodging Trust, Inc. REIT(a)	670,452
3,842	Financial Engines, Inc.	183,417
7,501	Financial Institutions, Inc.	150,995
13,879	First Bancorp	219,705
8,194	First Bancorp, Inc.	146,673
122,636	First BanCorp.(a)	923,449
78,555	First Busey Corp.	391,989
7,308	First Cash Financial Services, Inc.(a)	390,247
3,308	First Citizens BancShares, Inc., Class A	693,026
82,021	First Commonwealth Financial Corp.	615,978
15,993	First Community Bancshares, Inc.	255,248
7,467	First Connecticut Bancorp, Inc.	112,005
8,038	First Defiance Financial Corp.	212,203
40,868	First Financial Bancorp	658,383
11,428	First Financial Bankshares, Inc.(b)	704,536
7,632	First Financial Corp.	253,077
5,878	First Financial Holdings, Inc.	325,856
13,783	First Financial Northwest, Inc.	146,927
36,732	First Industrial Realty Trust, Inc. REIT	600,935
13,648	First Interstate BancSystem, Inc.	321,683
21,589	First Merchants Corp.	404,146
60,501	First Midwest Bancorp, Inc.	923,850
3,864	First of Long Island Corp. (The)	139,027
38,260	First Potomac Realty Trust REIT	519,188
15,455	Flagstar Bancorp, Inc.(a)	253,462
22,849	Flushing Financial Corp.	433,217
41,465	Forest City Enterprises, Inc., Class A(a)	726,467
1,107	Forest City Enterprises, Inc., Class B(a)	19,372
17,409	Forestar Group, Inc.(a)	376,208
7,484	Franklin Financial Corp.	136,733
46,579	Franklin Street Properties Corp. REIT	619,966
35,120	FXCM, Inc., Class A	579,480
2,200	GAMCO Investors, Inc., Class A	124,102
7,361	German American Bancorp, Inc.	203,679
16,223	Getty Realty Corp. REIT	334,032
96,679	GFI Group, Inc.	386,716
46,895	Glacier Bancorp, Inc.	1,141,424
8,461	Gladstone Commercial Corp. REIT	157,459
55,235	Glimcher Realty Trust REIT	620,841
9,960	Global Indemnity PLC(a)	258,761
21,289	Government Properties Income Trust REIT	537,973
145,809	Gramercy Property Trust, Inc. REIT(a)	692,593
8,495	Great Southern Bancorp, Inc.	248,054
16,028	Green Dot Corp., Class A(a)(b)	373,132
8,181	Greenhill & Co., Inc.	411,832
17,416	Greenlight Capital Re Ltd., Class A(a)	460,479
14,014	Guaranty Bancorp	175,736
18,389	Hallmark Financial Services, Inc.(a)	179,661
14,831	Hanmi Financial Corp.(a)	252,127
15,422	Healthcare Trust of America, Inc., Class A REIT	168,871
11,734	Heartland Financial USA, Inc.	328,552
9,656	Heritage Financial Corp.	153,434
82,908	Hersha Hospitality Trust REIT	486,670
8,118	HFF, Inc., Class A	170,478
18,961	Hilltop Holdings, Inc.(a)	322,906
11,430	Home BancShares, Inc.	312,268
8,844	Hometrust Bancshares, Inc.(a)	143,538
40,091	Horace Mann Educators Corp.	1,136,179
13,041	Howard Hughes Corp. (The)(a)	1,424,208
8,744	Hudson Pacific Properties, Inc. REIT	189,745
15,894	Hudson Valley Holding Corp.	329,324
14,717	IBERIABANK Corp.	865,360
10,051	ICG Group, Inc.(a)	121,919
27,204	Impac Mortgage Holdings, Inc. REIT(a)(b)	272,040
11,371	Independent Bank Corp.	423,456
22,249	Independent Bank Corp./Mi(a)	173,542
11,425	Infinity Property & Casualty Corp.	742,739
59,815	Inland Real Estate Corp. REIT	615,496
38,880	International Bancshares Corp.	941,285
23,808	Intervest Bancshares Corp., Class A(a)	176,179
10,325	INTL FCStone, Inc.(a)	191,116
61,398	Investment Technology Group, Inc.(a)	872,466
18,155	Investors Bancorp, Inc.	403,041
67,763	Investors Real Estate Trust REIT	585,472
4,336	Kansas City Life Insurance Co.	190,827
6,569	Kennedy-Wilson Holdings, Inc.	112,330
46,522	Kite Realty Group Trust REIT	268,432
19,448	Lakeland Bancorp, Inc.	218,596

10,314	Lakeland Financial Corp.	$325,407
29,368	LPL Financial Holdings, Inc.	1,117,746
9,980	LTC Properties, Inc. REIT	385,927
46,870	Maiden Holdings Ltd.	569,939
15,908	MainSource Financial Group, Inc.	230,030
10,779	Manning & Napier, Inc., Class A	193,483
4,945	MarketAxess Holdings, Inc.	255,656
28,958	MB Financial, Inc.	833,411
49,548	MBIA, Inc.(a)	668,898
66,078	Meadowbrook Insurance Group, Inc.	501,532
45,663	Medical Properties Trust, Inc. REIT	666,680
6,838	Mercantile Bank Corp.	136,555
8,935	Metro Bancorp, Inc.(a)	195,319
286,437	MGIC Investment Corp.(a)	2,188,379
4,984	MidWestOne Financial Group, Inc.	130,033
20,638	Mission West Properties, Inc. REIT(a)	0
15,060	Monmouth Real Estate Investment Corp., Class A REIT	147,287
35,093	Montpelier Re Holdings Ltd.	947,862
61,605	MPG Office Trust, Inc. REIT(a)	192,824
4,030	National Bankshares, Inc.	154,147
5,031	National Health Investors, Inc. REIT	314,890
3,315	National Interstate Corp.	90,334
72,961	National Penn Bancshares, Inc.	787,249
2,496	National Western Life Insurance Co., Class A	534,019
9,776	Navigators Group, Inc. (The)(a)	566,617
27,563	NBT Bancorp, Inc.	622,097
13,025	Nelnet, Inc., Class A	506,412
54,112	New Residential Investment Corp. REIT	358,763
52,808	Newcastle Investment Corp. REIT	306,286
19,238	NewStar Financial, Inc.(a)	296,265
7,326	Nicholas Financial, Inc.	114,066
5,042	Northrim Bancorp, Inc.	128,672
96,002	NorthStar Realty Finance Corp. REIT	940,820
67,969	Northwest Bancshares, Inc.	939,332
8,367	OceanFirst Financial Corp.	142,908
24,397	Ocwen Financial Corp.(a)	1,161,785
24,779	OFG Bancorp	457,668
68,857	Old National Bancorp	992,229
36,486	OMEGA Healthcare Investors, Inc. REIT	1,161,349
4,731	OmniAmerican Bancorp, Inc.(a)	111,841
7,447	One Liberty Properties, Inc. REIT	172,994
45,768	OneBeacon Insurance Group Ltd., Class A	663,636
19,361	Oppenheimer Holdings, Inc., Class A	370,957
20,401	Oritani Financial Corp.	331,720
7,123	Orrstown Financial Services, Inc.(a)	105,492
11,383	Pacific Continental Corp.	140,352
17,902	PacWest Bancorp	634,089
11,966	Park National Corp.(b)	944,117
13,036	Parkway Properties, Inc. REIT	228,130
21,666	Pebblebrook Hotel Trust REIT	577,399
2,695	Penns Woods Bancorp, Inc.	123,808
44,509	Pennsylvania Real Estate Investment Trust REIT	921,336
18,148	PennyMac Mortgage Investment Trust REIT	400,708
8,232	Peoples Bancorp, Inc.	185,138
26,497	Phoenix Cos., Inc. (The)(a)	1,130,627
11,115	PICO Holdings, Inc.(a)	243,307
20,329	Pinnacle Financial Partners, Inc.(a)	578,970
13,036	Piper Jaffray Cos., Inc.(a)	437,358
3,569	Portfolio Recovery Associates, Inc.(a)	532,887
19,163	Post Properties, Inc. REIT	891,463
20,000	Potlatch Corp. REIT	880,600
37,263	PrivateBancorp, Inc.	879,034
22,005	Prosperity Bancshares, Inc.	1,298,735
6,991	Provident Financial Holdings, Inc.	122,342
45,536	Provident Financial Services, Inc.	810,085
31,784	Provident New York Bancorp	344,856
7,680	PS Business Parks, Inc. REIT	562,714
72,512	Radian Group, Inc.	1,018,794
102,261	RAIT Financial Trust REIT	773,093
24,246	Ramco-Gershenson Properties Trust REIT	375,571
9,703	Realogy Holdings Corp.(a)	436,247
18,637	Renasant Corp.	510,654
17,677	Republic Bancorp, Inc., Class A	462,607
14,180	Resource America, Inc., Class A	117,694
79,004	Resource Capital Corp. REIT	524,587
16,947	Retail Opportunity Investments Corp. REIT	232,174
56,349	Retail Properties of America, Inc., Class A REIT	793,957
15,163	RLI Corp.	1,251,554
14,511	Rockville Financial, Inc.	190,094
6,341	Rouse Properties, Inc. REIT(b)	129,039
20,776	Ryman Hospitality Properties, Inc. REIT	773,906
26,220	S&T Bancorp, Inc.	641,866
7,758	S.Y. Bancorp, Inc.	214,354
25,536	Sabra Health Care REIT, Inc. REIT	670,065
10,358	Safeguard Scientifics, Inc.(a)	154,852
14,436	Safety Insurance Group, Inc.	776,224
16,912	Sandy Spring Bancorp, Inc.	413,329
6,333	Saul Centers, Inc. REIT	287,392
54,001	Seacoast Banking Corp. of Florida(a)	127,442
5,997	Select Income REIT	161,799
10,311	Sierra Bancorp	162,708
11,703	Simmons First National Corp., Class A	320,077
13,977	Southside Bancshares, Inc.	349,285
14,176	Southwest Bancorp, Inc.(a)	212,073
12,433	Sovran Self Storage, Inc. REIT	859,120
12,732	St. Joe Co. (The)(a)(b)	288,762
4,659	STAG Industrial, Inc. REIT	96,581
17,191	State Auto Financial Corp.	348,977
21,005	State Bank Financial Corp.	335,240
17,372	StellarOne Corp.	367,939
19,862	Sterling Bancorp	269,130
15,847	Sterling Financial Corp.	420,421
15,182	Stewart Information Services Corp.	469,579
27,212	Stifel Financial Corp.(a)	1,024,532
57,346	Strategic Hotels & Resorts, Inc. REIT(a)	508,086
11,280	Suffolk Bancorp(a)	204,732
22,357	Summit Hotel Properties, Inc. REIT	226,253
11,065	Sun Communities, Inc. REIT	535,767
70,072	Sunstone Hotel Investors, Inc. REIT(a)	906,732
54,193	SWS Group, Inc.(a)	322,990
23,149	Tanger Factory Outlet Centers, Inc. REIT	750,722
7,198	Taylor Capital Group, Inc.(a)	161,451
3,415	Tejon Ranch Co.(a)	115,393
4,965	Territorial Bancorp, Inc.	112,904
12,567	Texas Capital Bancshares, Inc.(a)	571,673
28,020	TFS Financial Corp.(a)	326,993

5,367	Tompkins Financial Corp.	$242,213
52,327	Tower Group International Ltd.	1,144,391
21,660	TowneBank(b)	345,910
13,205	TriCo Bancshares	286,020
87,170	TrustCo Bank Corp. NY	517,790
46,065	Trustmark Corp.	1,242,373
48,441	Two Harbors Investment Corp. REIT	485,863
14,717	UMB Financial Corp.	880,077
82,923	Umpqua Holdings Corp.	1,396,423
16,817	Union First Market Bankshares Corp.	371,656
34,046	United Bankshares, Inc.(b)	964,183
21,203	United Community Banks, Inc.(a)	288,997
9,560	United Financial Bancorp, Inc.	149,232
17,903	United Fire Group, Inc.	465,657
2,773	Universal Health Realty Income Trust REIT	120,542
33,064	Universal Insurance Holdings, Inc.	259,883
15,998	Univest Corp. of Pennsylvania	324,599
2,175	Urstadt Biddle Properties, Inc. REIT	41,325
10,881	Urstadt Biddle Properties, Inc., Class A REIT	229,807
10,741	ViewPoint Financial Group, Inc.	231,683
16,193	Virginia Commerce Bancorp, Inc.(a)	243,381
858	Virtus Investment Partners, Inc.(a)	160,017
5,075	Walker & Dunlop, Inc.(a)	93,583
7,565	Walter Investment Management Corp.(a)	301,011
9,104	Washington Banking Co.	132,463
9,280	Washington Trust Bancorp, Inc.	300,115
23,335	WesBanco, Inc.	687,216
11,990	West Bancorporation, Inc.	164,023
16,094	Westamerica Bancorp.(b)	772,351
29,719	Western Alliance Bancorp(a)	526,918
25,523	Westfield Financial, Inc.	177,640
3,488	Westwood Holdings Group, Inc.	173,493
35,993	Wilshire Bancorp, Inc.	316,378
19,349	Winthrop Realty Trust REIT	247,087
21,494	Wintrust Financial Corp.	879,320
6,695	World Acceptance Corp.(a)(b)	557,560
4,350	WSFS Financial Corp.	258,955
		144,631,036
	Health Care - 7.5%
3,444	Abaxis, Inc.	144,992
28,795	Accuray, Inc.(a)	178,817
3,954	Acorda Therapeutics, Inc.(a)	150,133
58,081	Affymetrix, Inc.(a)	220,708
8,298	Air Methods Corp.	278,730
14,338	Albany Molecular Research, Inc.(a)	182,236
8,931	Alexion Pharmaceuticals, Inc.(a)	1,038,050
10,653	Align Technology, Inc.(a)	458,505
20,076	Alkermes PLC(a)	674,152
77,204	Allscripts Healthcare Solutions, Inc.(a)	1,220,595
9,158	Almost Family, Inc.	175,193
81,679	Amedisys, Inc.(a)	1,021,804
28,252	AMN Healthcare Services, Inc.(a)	417,565
27,162	AmSurg Corp.(a)	1,062,306
4,173	Analogic Corp.	297,911
19,533	AngioDynamics, Inc.(a)	233,419
9,115	ArthroCare Corp.(a)	330,510
33,822	Astex Pharmaceuticals(a)	176,889
2,075	athenahealth, Inc.(a)	232,296
648	Atrion Corp.	156,265
14,865	Aveo Pharmaceuticals, Inc.(a)	35,676
6,910	BioMarin Pharmaceutical, Inc.(a)	446,732
10,459	Bio-Reference Labs, Inc.(a)(b)	279,778
35,640	BioScrip, Inc.(a)	579,150
21,030	Bruker Corp.(a)	376,858
56,697	Cambrex Corp.(a)	830,611
6,228	Cantel Medical Corp.	165,291
7,607	Capital Senior Living Corp.(a)	175,265
3,984	Cepheid, Inc.(a)	138,922
26,089	Charles River Laboratories International, Inc.(a)	1,188,093
7,477	Chemed Corp.(b)	527,801
4,052	Computer Programs & Systems, Inc.	225,859
18,504	CONMED Corp.	606,931
9,414	Cooper Cos., Inc. (The)	1,198,873
6,042	CorVel Corp.(a)	204,763
56,922	Cross Country Healthcare, Inc.(a)	321,040
18,188	CryoLife, Inc.	128,771
18,004	Cubist Pharmaceuticals, Inc.(a)	1,122,189
3,876	Cyberonics, Inc.(a)	201,513
29,702	Dendreon Corp.(a)(b)	136,332
12,140	Emergent Biosolutions, Inc.(a)	214,757
16,149	Emeritus Corp.(a)	374,495
8,739	Ensign Group, Inc. (The)	334,179
29,063	Enzon Pharmaceuticals, Inc.	58,126
10,057	ExamWorks Group, Inc.(a)	244,184
81,432	Five Star Quality Care, Inc.(a)	482,077
58,958	Gentiva Health Services, Inc.(a)	633,209
18,781	Greatbatch, Inc.(a)	709,922
17,658	Haemonetics Corp.(a)	745,521
13,475	Hanger, Inc.(a)	497,497
36,932	Healthways, Inc.(a)	633,753
3,841	Hi-Tech Pharmacal Co., Inc.	138,046
12,185	HMS Holdings Corp.(a)	294,755
3,618	ICU Medical, Inc.(a)	259,374
10,230	IDEXX Laboratories, Inc.(a)	1,002,438
19,816	Illumina, Inc.(a)	1,581,713
35,569	Impax Laboratories, Inc.(a)	737,701
8,871	Integra LifeSciences Holdings(a)	349,429
12,350	InterMune, Inc.(a)	191,549
47,752	Invacare Corp.	745,409
5,659	IPC The Hospitalist Co., Inc.(a)	285,044
4,258	Landauer, Inc.	209,792
11,358	LHC Group, Inc.(a)	260,553
9,340	Luminex Corp.(a)	185,959
22,091	Masimo Corp.	514,499
17,146	MedAssets, Inc.(a)	373,268
33,752	Medical Action Industries, Inc.(a)	310,181
11,142	Medicines Co. (The)(a)	344,288
15,974	Meridian Bioscience, Inc.	395,037
24,415	Merit Medical Systems, Inc.(a)	320,813
32,898	Molina Healthcare, Inc.(a)	1,221,174
16,371	Momenta Pharmaceuticals, Inc.(a)	282,563
3,640	MWI Veterinary Supply, Inc.(a)	517,499
17,065	Myriad Genetics, Inc.(a)	506,319
7,140	National Healthcare Corp.	342,934
15,982	Natus Medical, Inc.(a)	204,410
13,106	Nektar Therapeutics(a)	146,918
4,023	Neogen Corp.(a)	227,219
20,768	NuVasive, Inc.(a)	473,926
12,291	Omnicell, Inc.(a)	259,340
5,340	Onyx Pharmaceuticals, Inc.(a)	701,142
10,332	Orthofix International NV(a)	234,640

23,800	PAREXEL International Corp.(a)	$1,176,910
138,074	PDL BioPharma, Inc.(b)	1,121,161
58,412	PharMerica Corp.(a)	855,152
19,866	Providence Service Corp. (The)(a)	547,706
19,765	QLT, Inc. (Canada)(a)(b)	85,780
17,626	Quality Systems, Inc.	403,107
6,381	Questcor Pharmaceuticals, Inc.(b)	426,378
5,682	Quidel Corp.(a)	152,107
38,446	RadNet, Inc.(a)	106,880
1,288	Regeneron Pharmaceuticals, Inc.(a)	347,837
16,154	Rigel Pharmaceuticals, Inc.(a)	61,547
37,499	RTI Surgical, Inc.(a)	146,996
7,856	Salix Pharmaceuticals Ltd.(a)	580,558
49,557	Select Medical Holdings Corp.	444,526
10,818	Sirona Dental Systems, Inc.(a)	763,751
44,098	Skilled Healthcare Group, Inc., Class A(a)	287,519
8,692	Spectrum Pharmaceuticals, Inc.	73,361
5,534	SurModics, Inc.(a)	112,008
30,057	Symmetry Medical, Inc.(a)	261,797
10,808	Syneron Medical Ltd. (Israel)(a)	103,108
17,043	Team Health Holdings, Inc.(a)	685,469
8,001	Techne Corp.	589,994
11,465	Thoratec Corp.(a)	375,937
29,529	Triple-S Management Corp., Class B (Puerto Rico)(a)	642,551
11,944	United Therapeutics Corp.(a)	893,889
5,129	US Physical Therapy, Inc.	146,792
41,538	Vanguard Health Systems, Inc.(a)	868,560
9,721	Vertex Pharmaceuticals, Inc.(a)	775,736
25,772	ViroPharma, Inc.(a)	884,495
12,975	Volcano Corp.(a)	259,111
14,145	West Pharmaceutical Services, Inc.	1,043,335
19,370	Wright Medical Group, Inc.(a)	531,125
		51,842,359
	Industrials - 16.8%
25,938	A.O. Smith Corp.	1,071,758
9,466	AAON, Inc.	204,182
49,756	AAR Corp.	1,206,085
6,666	Acacia Research Corp.	152,118
72,869	ACCO Brands Corp.(a)	481,664
108,251	Accuride Corp.(a)	619,196
18,279	Aceto Corp.	283,690
28,053	Actuant Corp., Class A	990,551
4,662	Advisory Board Co. (The)(a)	273,613
92,065	Aegean Marine Petroleum Network, Inc. (Greece)	866,332
23,824	Aegion Corp., Class A(a)	543,664
8,157	Aerovironment, Inc.(a)	184,430
33,323	Air Lease Corp.	929,045
99,120	Air Transport Services Group, Inc.(a)	662,122
5,683	Alamo Group, Inc.	236,811
15,452	Albany International Corp., Class A	533,249
5,114	Allegiant Travel Co.	498,001
14,509	Altra Holdings, Inc.	361,854
5,780	AMERCO	961,330
18,026	Ameresco, Inc., Class A(a)	164,758
2,877	American Railcar Industries, Inc.	103,371
4,262	American Science & Engineering, Inc.	259,087
4,030	American Woodmark Corp.(a)	139,801
10,758	Ampco-Pittsburgh Corp.	206,984
44,695	API Technologies Corp.(a)	136,320
13,482	Apogee Enterprises, Inc.	360,778
19,537	Applied Industrial Technologies, Inc.	1,019,050
127,101	ARC Document Solutions, Inc.(a)	606,272
52,205	Arkansas Best Corp.	1,132,848
13,581	Astec Industries, Inc.	475,335
21,958	Atlas Air Worldwide Holdings, Inc.(a)	980,205
7,269	AZZ, Inc.	274,986
39,244	Baltic Trading Ltd.	147,557
19,101	Barnes Group, Inc.	630,333
2,854	Barrett Business Services, Inc.	200,522
24,020	Beacon Roofing Supply, Inc.(a)	979,776
21,532	Blount International, Inc.(a)	283,792
58,648	BlueLinx Holdings, Inc.(a)	108,499
30,437	Brady Corp., Class A	1,012,639
20,200	Builders FirstSource, Inc.(a)	119,180
3,936	CAI International, Inc.(a)	82,617
66,983	Casella Waste Systems, Inc., Class A(a)	319,509
58,422	CBIZ, Inc.(a)	424,144
15,638	CDI Corp.	245,986
16,207	Celadon Group, Inc.	325,923
382,974	Cenveo, Inc.(a)(b)	934,457

9,007	Chart Industries, Inc.(a)	1,024,096
80,444	China Ceramics Co. Ltd. (China)(b)	173,759
44,797	China Yuchai International Ltd.	752,590
9,669	CIRCOR International, Inc.	507,816
15,639	CLARCOR, Inc.	859,832
19,735	Clean Harbors, Inc.(a)	1,113,843
14,202	Coleman Cable, Inc.	308,609
6,977	Colfax Corp.(a)	370,269
16,412	Columbus McKinnon Corp.(a)	363,033
38,184	Comfort Systems USA, Inc.	589,943
30,696	Commercial Vehicle Group, Inc.(a)	222,239
14,623	Consolidated Graphics, Inc.(a)	783,647
27,507	Copart, Inc.(a)	894,253
10,430	Corporate Executive Board Co. (The)	703,295
10,805	Costamare, Inc. (Greece)(b)	190,168
19,184	Courier Corp.	297,736
18,411	Covenant Transport Group, Inc., Class A(a)	118,015
11,970	CRA International, Inc.(a)	229,106
8,069	Cubic Corp.	407,888
109,835	Diana Shipping, Inc. (Greece)(a)(b)	1,079,678
16,707	DigitalGlobe, Inc.(a)	541,307
93,643	Dolan Co. (The)(a)	237,853
17,072	Douglas Dynamics, Inc.	245,325
14,529	Ducommun, Inc.(a)	331,842
3,348	DXP Enterprises, Inc.(a)	231,012
31,476	Dycom Industries, Inc.(a)	833,484
7,755	Dynamic Materials Corp.	150,369
289,844	Eagle Bulk Shipping, Inc.(a)(b)	1,113,001
5,293	Echo Global Logistics, Inc.(a)	115,229
26,188	Edgen Group, Inc., Class A(a)	205,576
13,958	Encore Wire Corp.	582,188
7,160	EnerNOC, Inc.(a)	111,839
29,995	Ennis, Inc.	555,807
13,514	EnPro Industries, Inc.(a)	768,001
11,849	ESCO Technologies, Inc.	410,331
9,192	Excel Maritime Carriers Ltd. (Greece)(a)	377
4,414	Exponent, Inc.	291,854
48,004	Federal Signal Corp.(a)	465,639
31,891	Flow International Corp.(a)	123,099
7,464	Forward Air Corp.	272,958
8,329	Franklin Covey Co.(a)	134,430

8,441	Franklin Electric Co., Inc.	$314,512
9,003	FreightCar America, Inc.	163,945
29,138	Furmanite Corp.(a)	218,244
13,340	G&K Services, Inc., Class A	704,485
351,348	Genco Shipping & Trading Ltd.(a)(b)	730,804
27,141	GenCorp, Inc.(a)(b)	475,239
11,973	Generac Holdings, Inc.	519,030
8,147	Genesee & Wyoming, Inc., Class A(a)	730,460
19,728	Gibraltar Industries, Inc.(a)	303,811
18,888	Global Power Equipment Group, Inc.	341,495
8,664	Gorman-Rupp Co. (The)	300,901
6,942	GP Strategies Corp.(a)	183,338
14,948	Graco, Inc.	1,043,071
28,104	Granite Construction, Inc.	850,146
33,002	Great Lakes Dredge & Dock Corp.	253,785
24,933	Greenbrier Cos., Inc.(a)	570,218
55,526	Griffon Corp.	660,759
26,007	H&E Equipment Services, Inc.	594,000
9,998	Hardinge, Inc.	158,168
120,489	Hawaiian Holdings, Inc.(a)(b)	920,536
22,917	Healthcare Services Group, Inc.	563,987
41,144	Heartland Express, Inc.	605,640
3,684	HEICO Corp.	209,251
7,546	HEICO Corp., Class A	303,500
21,671	Heidrick & Struggles International, Inc.	333,300
30,857	Herman Miller, Inc.	867,390
37,506	Hexcel Corp.(a)	1,320,586
38,773	Hill International, Inc.(a)	121,747
33,355	HNI Corp.	1,271,159
13,222	Houston Wire & Cable Co.	196,082
23,771	Hub Group, Inc., Class A(a)	909,241
39,111	Hudson Global, Inc.(a)	92,693
3,653	Hurco Cos., Inc.	104,111
13,316	Huron Consulting Group, Inc.(a)	678,317
3,426	Hyster-Yale Materials Handling, Inc.	222,724
13,283	ICF International, Inc.(a)	443,519
27,140	II-VI, Inc.(a)	479,835
9,979	InnerWorkings, Inc.(a)	116,555
17,629	Insperity, Inc.	582,991
11,298	Insteel Industries, Inc.	189,806
27,841	Interface, Inc.	528,701
14,813	International Shipholding Corp.	404,987
10,488	Intersections, Inc.	101,524
21,697	John Bean Technologies Corp.	514,436
9,735	Kadant, Inc.	318,724
17,995	Kaman Corp.	681,291
36,868	KAR Auction Services, Inc.	937,922
25,722	Kaydon Corp.	747,996
24,866	Kforce, Inc.	414,765
46,402	Kimball International, Inc., Class B	509,958
32,020	Knight Transportation, Inc.	543,379
28,544	Knoll, Inc.	471,547
28,289	Korn/Ferry International(a)	552,484
63,148	Kratos Defense & Security Solutions, Inc.(a)	425,618
16,552	Landstar System, Inc.	894,801
29,396	Layne Christensen Co.(a)	569,694
5,012	LB Foster Co., Class A	232,958
2,861	Lindsay Corp.	214,861
6,479	LMI Aerospace, Inc.(a)	119,797
29,527	LSI Industries, Inc.	240,940
12,651	Lydall, Inc.(a)	196,850
17,801	Macquarie Infrastructure Co. LLC (Australia)	1,039,222
15,667	Marten Transport Ltd.	268,846
23,161	MasTec, Inc.(a)	764,313
14,445	McGrath RentCorp	494,597
149,048	Metalico, Inc.(a)(b)	216,120
26,399	MFC Industrial Ltd. (Canada)	224,919
12,913	Michael Baker Corp.	521,685
3,723	Middleby Corp. (The)(a)	666,194
10,066	Miller Industries, Inc.	166,995
10,956	Mine Safety Appliances Co.	582,092
7,812	Mistras Group, Inc.(a)	131,320
25,513	Mobile Mini, Inc.(a)	880,454
16,462	Mueller Industries, Inc.	903,599
118,164	Mueller Water Products, Inc., Class A	914,589
8,655	Multi-Color Corp.	299,550
14,998	MYR Group, Inc.(a)	323,957
6,557	National Presto Industries, Inc.(b)	486,136
48,226	Navigant Consulting, Inc.(a)	647,193
185,393	Navios Maritime Holdings, Inc.	1,036,347

27,452	NCI Building Systems, Inc.(a)	389,269
14,874	NN, Inc.	182,950
9,244	Nordson Corp.	667,047
8,925	Nortek, Inc.(a)	602,527
11,479	Northwest Pipe Co.(a)	342,074
12,732	On Assignment, Inc.(a)	388,708
53,382	Orbital Sciences Corp.(a)	989,702
25,421	Orion Marine Group, Inc.(a)	319,542
98,251	Pacer International, Inc.(a)	608,174
55,727	Paragon Shipping, Inc., Class A (Greece)(a)	231,824
12,125	Park-Ohio Holdings Corp.(a)	425,951
12,637	Pike Electric Corp.	154,298
15,878	Polypore International, Inc.(a)(b)	666,717
3,575	Powell Industries, Inc.(a)	175,890
11,629	Primoris Services Corp.	241,883
32,004	Quality Distribution, Inc.(a)	337,962
24,066	Quanex Building Products Corp.	409,603
12,651	Raven Industries, Inc.	387,880
7,017	RBC Bearings, Inc.(a)	384,953
32,349	Resources Connection, Inc.	430,242
15,198	Rexnord Corp.(a)	288,306
6,361	Roadrunner Transportation Systems, Inc.(a)	192,293
16,081	Rollins, Inc.	410,066
28,450	Rush Enterprises, Inc., Class A(a)	708,974
5,677	Rush Enterprises, Inc., Class B(a)	122,453
51,262	Safe Bulkers, Inc. (Greece)	251,184
22,013	Saia, Inc.(a)	659,069
11,608	Schawk, Inc.	159,958
46,669	Seaspan Corp. (Hong Kong)(b)	989,849
23,353	Sensata Technologies Holding NV(a)	877,606
16,602	Simpson Manufacturing Co., Inc.	548,198
18,770	Spirit Airlines, Inc.(a)	620,349
13,691	Standard Parking Corp.(a)	315,167
5,957	Standex International Corp.	351,642
24,699	Sterling Construction Co., Inc.(a)	242,544
4,561	Sun Hydraulics Corp.	143,443
63,900	Swift Transportation Co.(a)	1,139,976
15,280	TAL International Group, Inc.(a)(b)	615,020
6,623	Team, Inc.(a)	259,555
32,315	Tecumseh Products Co., Class A(a)	370,976

9,626	Tecumseh Products Co., Class B(a)	$107,137
7,974	Tennant Co.	411,458
33,590	Tetra Tech, Inc.(a)	792,724
5,411	Textainer Group Holdings Ltd. (South Africa)(b)	191,495
8,703	Thermon Group Holdings, Inc.(a)	174,147
19,103	Titan International, Inc.	329,336
13,126	Titan Machinery, Inc.(a)(b)	250,575
25,050	TMS International Corp., Class A (Canada)	410,069
20,032	Toro Co. (The)	987,177
3,195	Trex Co., Inc.(a)	151,251
17,643	Trimas Corp.(a)	653,320
30,836	TrueBlue, Inc.(a)	823,321
5,898	Twin Disc, Inc.	147,332
6,611	UniFirst Corp.	648,010
18,673	Universal Forest Products, Inc.	770,261
5,118	US Ecology, Inc.	156,457
35,065	USG Corp.(a)	881,183
5,056	Valmont Industries, Inc.	706,020
13,914	Verisk Analytics, Inc., Class A(a)	895,505
15,406	Viad Corp.	370,514
7,595	VSE Corp.	328,712
25,189	Wabash National Corp.(a)	270,278
16,599	Wabtec Corp.	963,738
13,540	Watsco, Inc.	1,263,959
13,566	Watts Water Technologies, Inc., Class A	709,230
10,621	Wesco Aircraft Holdings, Inc.(a)	207,853
11,737	Willis Lease Finance Corp.(a)	167,135
26,178	Woodward, Inc.	1,071,204
71,517	YRC Worldwide, Inc.(a)(b)	2,307,138
		116,036,865
	Information Technology - 17.3%
4,017	3D Systems Corp.(a)(b)	189,723
14,466	Accelrys, Inc.(a)	126,288
7,815	ACI Worldwide, Inc.(a)	370,040
23,459	Active Network, Inc. (The)(a)	200,105
18,956	Actuate Corp.(a)	139,895
41,245	Acxiom Corp.(a)	1,062,884
26,987	ADTRAN, Inc.	713,266
17,634	Advanced Energy Industries, Inc.(a)	381,952
9,419	Advent Software, Inc.	277,201
12,371	Aeroflex Holding Corp.(a)	93,030
16,952	Agilysys, Inc.(a)	196,474
19,492	Alpha & Omega Semiconductor Ltd.(a)	149,114
15,070	American Software, Inc., Class A	136,534
26,413	Amtech Systems, Inc.(a)	180,929
54,111	ANADIGICS, Inc.(a)	116,339
8,760	Anaren, Inc.(a)	205,072
13,595	Applied Micro Circuits Corp.(a)	161,373
56,696	ARRIS Group, Inc.(a)	852,708
7,165	Aruba Networks, Inc.(a)	127,394
36,980	AsiaInfo-Linkage, Inc.(a)	430,817
4,866	Aspen Technology, Inc.(a)	158,340
16,520	ATMI, Inc.(a)	410,522
73,736	Aviat Networks, Inc.(a)	195,400
45,128	Avid Technology, Inc.(a)	268,963
42,115	AVX Corp. (Japan)	538,651
148,298	Axcelis Technologies, Inc.(a)	323,290
35,695	AXT, Inc.(a)	99,946
4,164	Badger Meter, Inc.	198,373
18,300	Bankrate, Inc. (United Kingdom)(a)	328,119
1,970	Bel Fuse, Inc., Class A	28,860
8,943	Bel Fuse, Inc., Class B	139,958
16,647	Belden, Inc.	975,681
20,836	Black Box Corp.	563,822
12,233	Blackbaud, Inc.	429,256
13,298	Blucora, Inc.(a)	265,960
19,766	Booz Allen Hamilton Holding Corp.	422,597
6,324	Bottomline Technologies, Inc.(a)	183,839
30,862	Brooks Automation, Inc.	303,065
14,388	Cabot Microelectronics Corp.(a)	532,068
52,246	Cadence Design Systems, Inc.(a)	761,747
18,788	Calix, Inc.(a)	219,444
86,935	Canadian Solar, Inc. (Canada)(a)(b)	1,285,769
11,439	Cardtronics, Inc.(a)	336,993
2,752	Cass Information Systems, Inc.	151,938
5,240	Cavium, Inc.(a)	191,574
7,305	CEVA, Inc.(a)	133,170
51,729	Checkpoint Systems, Inc.(a)	889,739
35,358	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	531,431
103,063	CIBER, Inc.(a)	375,149
21,094	Ciena Corp.(a)	465,334
14,813	Cirrus Logic, Inc.(a)(b)	285,595
9,137	Cognex Corp.	485,266
9,746	Coherent, Inc.	552,403
19,036	Cohu, Inc.	224,625
3,025	CommVault Systems, Inc.(a)	255,401
5,543	Computer Task Group, Inc.	103,100
86,877	Compuware Corp.	985,185
8,878	comScore, Inc.(a)	257,107
20,167	Comtech Telecommunications Corp.	546,122
8,501	Comverse, Inc.(a)	266,251
4,746	Concur Technologies, Inc.(a)	421,872
8,824	Constant Contact, Inc.(a)	169,333
3,581	CoStar Group, Inc.(a)	560,606
8,348	Cray, Inc.(a)	193,423
24,140	CSG Systems International, Inc.	571,635
31,491	CTS Corp.	442,449
25,875	Cypress Semiconductor Corp.(a)	330,424
31,041	Daktronics, Inc.	337,726
11,303	Datalink Corp.(a)	147,165
12,856	Dealertrack Technologies, Inc.(a)	480,814
17,739	Dice Holdings, Inc.(a)	153,797
20,633	Digi International, Inc.(a)	204,886
31,434	Digital River, Inc.(a)	534,064
20,905	Diodes, Inc.(a)	573,006
22,007	Dolby Laboratories, Inc., Class A(b)	723,810
24,193	DSP Group, Inc.(a)	180,238
6,262	DTS, Inc.(a)	141,772
135,381	EarthLink, Inc.	848,839
9,819	Ebix, Inc.(b)	113,900
15,696	Electro Rent Corp.	280,644
21,383	Electro Scientific Industries, Inc.	242,697
19,042	Electronics for Imaging, Inc.(a)	571,831
75,580	Emulex Corp.(a)	605,396
51,437	Entegris, Inc.(a)	490,195
42,261	Entropic Communications, Inc.(a)	187,216
16,158	EPIQ Systems, Inc.	210,216
4,274	ePlus, Inc.	271,356
31,172	Euronet Worldwide, Inc.(a)	1,147,441
9,156	Exar Corp.(a)	119,120
6,329	ExlService Holdings, Inc.(a)	177,212

41,330	Extreme Networks, Inc.(a)	$178,959
11,249	F5 Networks, Inc.(a)	987,212
12,191	Fabrinet (Cayman Islands)(a)	180,549
8,486	FactSet Research Systems, Inc.(b)	926,501
11,059	Fair Isaac Corp.	552,508
4,661	FARO Technologies, Inc.(a)	171,199
10,031	FEI Co.	776,901
39,017	Finisar Corp.(a)	754,199
7,682	FleetCor Technologies, Inc.(a)	689,613
37,759	FormFactor, Inc.(a)	274,508
11,175	Forrester Research, Inc.	392,019
9,678	Fortinet, Inc.(a)	205,657
35,678	Freescale Semiconductor Ltd.(a)	560,145
13,471	Gartner, Inc.(a)	808,395
58,182	Genpact Ltd.	1,186,331
27,868	Global Cash Access Holdings, Inc.(a)	194,797
13,103	Globecomm Systems, Inc.(a)	189,862
20,201	GSI Group, Inc.(a)	169,890
223,312	GT Advanced Technologies, Inc.(a)(b)	1,158,989
28,666	Hackett Group, Inc. (The)	159,383
74,191	Harmonic, Inc.(a)	568,303
20,322	Heartland Payment Systems, Inc.(b)	758,214
6,577	Hittite Microwave Corp.(a)	410,931
9,371	Hollysys Automation Technologies Ltd. (China)(a)	127,258
70,256	Hutchinson Technology, Inc.(a)	240,978
24,078	IAC/InterActiveCorp.	1,218,588
5,459	iGATE Corp.(a)	127,249
120,679	Imation Corp.(a)	564,778
38,791	Infinera Corp.(a)	423,210
20,276	Informatica Corp.(a)	773,935
88,436	Integrated Device Technology, Inc.(a)	796,808
22,701	Integrated Silicon Solution, Inc.(a)	271,731
9,124	InterDigital, Inc.	362,497
37,923	Intermec, Inc.(a)	376,575
23,243	Internap Network Services Corp.(a)	189,430
41,816	International Rectifier Corp.(a)	1,008,184
116,084	Intersil Corp., Class A	1,185,218
7,170	InterXion Holding NV (Netherlands)(a)	180,469
26,439	Intevac, Inc.(a)	168,416
26,343	IntraLinks Holdings, Inc.(a)	250,258
4,238	IPG Photonics Corp.(b)	258,094
9,441	Ixia(a)	131,230
12,427	IXYS Corp.	139,679
12,820	j2 Global, Inc.	586,771
17,953	Jack Henry & Associates, Inc.	867,130
69,379	JDSU(a)	1,017,790
85,741	Kemet Corp.(a)	373,831
9,457	Key Tronic Corp.(a)	107,242
34,166	Kopin Corp.(a)	126,756
40,954	Kulicke & Soffa Industries, Inc. (Singapore)(a)	477,933
57,966	Lattice Semiconductor Corp.(a)	299,105
1,753	Linkedin Corp., Class A(a)	357,244
46,492	Lionbridge Technologies, Inc.(a)	153,889
4,180	Liquidity Services, Inc.(a)(b)	119,130
6,203	Littelfuse, Inc.	496,178
30,490	LTX-Credence Corp.(a)	163,426
24,885	Magnachip Semiconductor Corp. (South Korea)(a)	511,636
3,518	Manhattan Associates, Inc.(a)	310,780
28,815	ManTech International Corp., Class A	851,195
11,902	MAXIMUS, Inc.	447,634
5,853	Measurement Specialties, Inc.(a)	291,362
44,293	Mentor Graphics Corp.	909,335
1,407	MercadoLibre, Inc. (Argentina)(b)	165,224
30,947	Mercury Systems, Inc.(a)	287,188
24,645	Methode Electronics, Inc.	465,544
20,499	Micrel, Inc.	217,494
23,629	MICROS Systems, Inc.(a)	1,151,441
34,346	Microsemi Corp.(a)	846,972
2,481	MicroStrategy, Inc., Class A(a)	235,720
23,121	MKS Instruments, Inc.	627,042
121,987	ModusLink Global Solutions, Inc.(a)	379,380
7,710	Monolithic Power Systems, Inc.	201,848
5,141	Monotype Imaging Holdings, Inc.	126,109
170,219	Monster Worldwide, Inc.(a)	973,653
12,247	Move, Inc.(a)	170,111
5,378	MTS Systems Corp.	339,083
11,688	Multi-Fineline Electronix, Inc. (Singapore)(a)	176,723
18,190	Nam Tai Electronics, Inc. (China)	142,064
7,955	Nanometrics, Inc.(a)	122,189
17,100	National Instruments Corp.	482,049
33,172	NCI, Inc., Class A(a)	150,269
58,918	Net 1 UEPS Technologies, Inc. (South Africa)(a)	427,155
19,925	NETGEAR, Inc.(a)	593,964
12,104	NetScout Systems, Inc.(a)	321,119
17,360	NeuStar, Inc., Class A(a)	973,549
22,560	Newport Corp.(a)	330,504
7,272	NIC, Inc.	133,950
89,595	Novatel Wireless, Inc.(a)	379,883
123,447	Oclaro, Inc.(a)(b)	146,902
86,720	OCZ Technology Group, Inc.(a)(b)	156,096
38,693	OmniVision Technologies, Inc.(a)	629,148
1,815	OpenTable, Inc.(a)	115,579
12,418	Oplink Communications, Inc.(a)	250,223
33,491	Orbotech Ltd. (Israel)(a)	412,944
6,435	OSI Systems, Inc.(a)	452,960
12,456	Park Electrochemical Corp.	338,803
11,345	PC Connection, Inc.	192,411
14,878	PCM, Inc.(a)	149,375
16,182	Perficient, Inc.(a)	220,884
22,312	Pericom Semiconductor Corp.(a)	170,687
72,425	Photronics, Inc.(a)	554,051
13,129	Plantronics, Inc.	610,367
38,426	Plexus Corp.(a)	1,343,757
128,154	PMC - Sierra, Inc.(a)	846,457
5,550	Power Integrations, Inc.	306,082
17,375	PRGX Global, Inc.(a)	107,725
23,901	Progress Software Corp.(a)	611,627
39,697	PTC, Inc.(a)	1,074,995
5,697	QLIK Technologies, Inc.(a)	178,430
71,247	QLogic Corp.(a)	784,429
271,061	Quantum Corp.(a)	433,698
34,655	QuinStreet, Inc.(a)	322,638
11,032	Rackspace Hosting, Inc.(a)	499,639
43,611	RadiSys Corp.(a)	180,113
7,186	RADWARE Ltd. (Israel)(a)	98,448
36,202	Rambus, Inc.(a)	352,969
9,350	RealD, Inc.(a)(b)	99,577
23,086	RealNetworks, Inc.(a)	181,687
154,393	RF Micro Devices, Inc.(a)	801,300

10,666	Richardson Electronics Ltd.	$119,886
31,033	Riverbed Technology, Inc.(a)	485,356
17,712	Rofin-Sinar Technologies, Inc.(a)	409,324
6,879	Rogers Corp.(a)	382,610
22,174	Rubicon Technology, Inc.(a)(b)	186,705
13,283	Rudolph Technologies, Inc.(a)	164,045
37,203	Sapient Corp.(a)	510,053
27,169	ScanSource, Inc.(a)	967,488
15,057	SeaChange International, Inc.(a)	177,371
14,526	Semtech Corp.(a)	439,412
44,802	Sigma Designs, Inc.(a)	233,866
9,938	Silicon Graphics International Corp.(a)	187,033
30,905	Silicon Image, Inc.(a)	177,086
11,402	Silicon Laboratories, Inc.(a)	445,362
13,507	SINA Corp. (China)(a)	931,578
16,446	Sohu.com, Inc. (China)(a)	1,027,382
2,393	SolarWinds, Inc.(a)	84,928
12,266	Solera Holdings, Inc.	698,058
103,554	Sonus Networks, Inc.(a)	354,155
2,329	Sourcefire, Inc.(a)	175,676
68,148	Spansion, Inc., Class A(a)	804,146
10,910	SS&C Technologies Holdings, Inc.(a)	390,360
49,703	STEC, Inc.(a)	336,489
100,630	STR Holdings, Inc.(a)	268,682
34,863	SunPower Corp. (France)(a)(b)	963,962
23,833	Super Micro Computer, Inc.(a)	276,224
5,459	Supertex, Inc.	146,738
31,466	Sykes Enterprises, Inc.(a)	552,543
35,853	Symmetricom, Inc.(a)	184,284
10,906	Synaptics, Inc.(a)	436,240
5,842	Synchronoss Technologies, Inc.(a)	201,491
3,767	Syntel, Inc.	270,395
51,871	Take-Two Interactive Software, Inc.(a)	909,299
99,485	TeleCommunication Systems, Inc., Class A(a)	268,610
24,656	TeleTech Holdings, Inc.(a)	617,633
504,240	Tellabs, Inc.	1,129,498
5,692	Tessco Technologies, Inc.	182,372
33,074	Tessera Technologies, Inc.	663,795
38,438	TIBCO Software, Inc.(a)	958,644
13,665	TiVo, Inc.(a)	150,998
148,915	TriQuint Semiconductor, Inc.(a)	1,189,831
68,949	TTM Technologies, Inc.(a)	637,089
3,316	Tyler Technologies, Inc.(a)	247,440
1,241	Ultimate Software Group, Inc. (The)(a)	167,907
20,465	Ultra Clean Holdings, Inc.(a)	141,822
4,790	Ultratech, Inc.(a)	139,964
150,265	United Online, Inc.	1,220,152
4,291	Universal Display Corp.(a)(b)	124,224
85,566	Unwired Planet, Inc.(a)	173,699
78,898	UTStarcom Holdings Corp(a)	217,758
22,687	ValueClick, Inc.(a)	554,470
9,876	Vantiv, Inc., Class A(a)	257,665
23,212	Veeco Instruments, Inc.(a)	806,849
39,644	Velti PLC (Ireland)(a)(b)	44,798
52,644	VeriFone Systems, Inc.(a)	1,003,921
5,970	Verint Systems, Inc.(a)	213,607
17,024	Verisign, Inc.(a)	814,428
16,200	ViaSat, Inc.(a)	1,081,998
4,872	Virtusa Corp.(a)	125,600
12,429	Vishay Precision Group, Inc.(a)	201,598
13,935	VistaPrint NV (Netherlands)(a)(b)	710,406
9,014	VMware, Inc., Class A(a)	740,861
8,856	Volterra Semiconductor Corp.(a)	133,460
24,776	WebMD Health Corp.(a)	817,856
54,957	Westell Technologies, Inc., Class A(a)	142,339
10,016	Wex, Inc.(a)	870,791
10,879	XO Group, Inc.(a)	130,113
49,467	Xyratex Ltd.	533,254
15,728	Yandex NV, Class A (Russia)(a)	511,160
20,133	Zebra Technologies Corp., Class A(a)	929,541
7,395	Zygo Corp.(a)	115,880
197,106	Zynga, Inc., Class A(a)	587,376
		119,234,153
	Materials - 5.4%
26,490	A. Schulman, Inc.	709,932
15,576	A.M. Castle & Co.(a)(b)	265,104
3,519	AEP Industries, Inc.(a)	283,983
12,491	Allied Nevada Gold Corp.(a)	83,315
16,086	AMCOL International Corp.	564,297
6,843	American Pacific Corp.(a)	248,880
3,634	American Vanguard Corp.	89,723
7,759	Axiall Corp.	342,017
5,300	Balchem Corp.	263,728
26,532	Berry Plastics Group, Inc.(a)	611,828
111,065	Boise, Inc.	1,010,691
20,103	Buckeye Technologies, Inc.	748,234
22,109	Calgon Carbon Corp.(a)	396,414
20,406	Carpenter Technology Corp.	1,066,826
92,026	Century Aluminum Co.(a)	772,098
50,904	China Gerui Advanced Materials Group Ltd.(a)(b)	87,555
17,588	Clearwater Paper Corp.(a)	860,405
1,910	Deltic Timber Corp.	115,230
8,867	Eagle Materials, Inc.	598,345
184,416	Ferro Corp.(a)	1,204,236
8,130	Flotek Industries, Inc.(a)	159,185
9,695	FutureFuel Corp.	153,084
21,000	Globe Specialty Metals, Inc.	250,530
41,860	Golden Minerals Co.(a)(b)	57,348
84,651	Gulf Resources, Inc. (China)(a)(b)	101,581
21,004	H.B. Fuller Co.	843,311
7,153	Handy & Harman Ltd.(a)	139,913
5,256	Hawkins, Inc.	203,670
5,431	Haynes International, Inc.	261,231
47,609	Headwaters, Inc.(a)	448,953
121,716	Hecla Mining Co.(b)	393,143
34,157	Horsehead Holding Corp.(a)	418,423
13,823	Innophos Holdings, Inc.	688,938
7,467	Innospec, Inc.	320,484
19,840	Intrepid Potash, Inc.	253,555
13,396	Kaiser Aluminum Corp.	874,089
15,710	KapStone Paper and Packaging Corp.	692,026
13,453	Koppers Holdings, Inc.	519,958
32,668	Kraton Performance Polymers, Inc.(a)	663,160
14,471	Kronos Worldwide, Inc.(b)	239,350
15,225	Landec Corp.(a)	229,745
33,362	Louisiana-Pacific Corp.(a)	542,466
8,283	LSB Industries, Inc.(a)	272,345
22,670	Materion Corp.	683,274
63,824	Mercer International, Inc.(a)	441,662
16,784	Minerals Technologies, Inc.	772,064
33,811	Molycorp, Inc.(a)(b)	252,230
20,900	Myers Industries, Inc.	406,923

12,285	Neenah Paper, Inc.	$486,117
3,372	NewMarket Corp.	919,072
51,252	Noranda Aluminum Holding Corp.	159,394
18,168	Olympic Steel, Inc.	505,979
50,164	Omnova Solutions, Inc.(a)	404,322
36,396	P.H. Glatfelter Co.	963,402
11,537	Penford Corp.(a)	171,209
40,315	PolyOne Corp.	1,165,507
6,042	Quaker Chemical Corp.	398,591
10,873	Royal Gold, Inc.	562,025
19,850	RTI International Metals, Inc.(a)	608,403
14,667	Schweitzer-Mauduit International, Inc.	794,071
22,613	Silgan Holdings, Inc.	1,090,851
8,932	Stepan Co.	534,670
58,485	Stillwater Mining Co.(a)	707,669
54,438	SunCoke Energy, Inc.(a)	860,120
8,672	Texas Industries, Inc.(a)	538,878
12,051	Tredegar Corp.	361,651
27,730	Tronox Ltd., Class A	602,018
5,005	Universal Stainless & Alloy Products, Inc.(a)	129,129
23,400	US Concrete, Inc.(a)	401,544
40,935	Wausau Paper Corp.	466,250
6,357	Westlake Chemical Corp.	661,255
35,506	Worthington Industries, Inc.	1,270,050
38,689	Yongye International, Inc. (China)(a)(b)	206,986
16,195	Zep, Inc.	211,831
17,457	Zoltek Cos., Inc.(a)(b)	243,176
		37,029,652
	Telecommunication Services - 1.5%
316,027	Alaska Communications Systems Group, Inc.	748,984
5,951	Atlantic Tele-Network, Inc.	303,501
37,082	Cbeyond, Inc.(a)	314,085
9,068	Cogent Communications Group, Inc.	259,526
40,078	Consolidated Communications Holdings, Inc.	700,964
62,707	Fairpoint Communications, Inc.(a)(b)	549,313
45,586	General Communication, Inc., Class A(a)	403,436
13,531	Hawaiian Telcom Holdco, Inc.(a)	376,432
16,653	HickoryTech Corp.	186,847
28,439	IDT Corp., Class B	587,834
73,054	Inteliquent, Inc.	609,270
45,678	Iridium Communications, Inc.(a)(b)	384,609
12,817	Lumos Networks Corp.	242,882
39,124	NTELOS Holdings Corp.	732,793
33,589	Premiere Global Services, Inc.(a)	369,479
31,119	Primus Telecommunications Group, Inc.	372,806
8,640	SBA Communications Corp., Class A(a)	640,138
17,996	Shenandoah Telecommunications Co.	346,783
21,739	United States Cellular Corp.	863,256
60,231	USA Mobility, Inc.	940,808
101,093	Vonage Holdings Corp.(a)	325,519
		10,259,265
	Utilities - 1.3%
9,536	American States Water Co.	612,402
4,833	Artesian Resources Corp., Class A	113,769
27,041	California Water Service Group	589,494
6,331	Chesapeake Utilities Corp.	375,238
4,942	Connecticut Water Service, Inc.	147,766
11,851	Consolidated Water Co. Ltd. (Cayman Islands)	140,553
5,082	Delta Natural Gas Co., Inc.	115,717
24,678	El Paso Electric Co.	932,088
41,971	Empire District Electric Co. (The)	972,888
24,413	Laclede Group, Inc. (The)	1,119,580
13,158	MGE Energy, Inc.	772,506
10,341	Middlesex Water Co.	218,609
11,778	Ormat Technologies, Inc. (Israel)	271,247
27,950	Otter Tail Corp.	854,991
8,289	SJW Corp.	231,180
16,727	South Jersey Industries, Inc.	1,022,020
10,968	Unitil Corp.	337,156
6,015	York Water Co. (The)	126,796
		8,954,000
	Total Common Stocks and Other Equity Interests (Cost $575,270,781)	690,730,624

	Money Market Fund - 0.1%
953,686	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $953,686)	953,686

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $576,224,467)-100.2%	691,684,310

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.5%
38,197,591	Invesco Liquid Assets Portfolio - Institutional Class (Money Market Fund) (Cost $38,197,591)(c)(d)	38,197,591

	Total Investments (Cost $614,422,058)(e)-105.7%	729,881,901
	Liabilities in excess of other assets-(5.7)%	(39,100,838)
	Net Assets-100.0%	$690,781,063

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $624,940,565. The net unrealized appreciation was $104,941,336 which consisted of aggregate gross unrealized appreciation of $140,826,850 and aggregate gross unrealized depreciation of $35,885,514.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 28.2%
63,405	CBS Corp., Class B	$3,350,320
182,397	Comcast Corp., Class A	8,222,457
51,342	DIRECTV(a)	3,248,408
39,799	Discovery Communications, Inc., Class A(a)	3,172,776
77,399	Gap, Inc. (The)	3,552,614
93,100	Home Depot, Inc. (The)	7,357,693
54,205	Las Vegas Sands Corp.	3,012,172
42,585	Liberty Global PLC, Class A (United Kingdom)(a)	3,454,495
74,531	Lowe’s Cos., Inc.	3,322,592
3,903	Priceline.com, Inc.(a)	3,417,740
32,860	Time Warner Cable, Inc.	3,748,340
62,014	TJX Cos., Inc. (The)	3,227,209
258,338	Twenty-First Century Fox, Inc.	7,719,140
116,094	Walt Disney Co. (The)	7,505,477
		64,311,433
	Consumer Staples - 6.3%
126,611	Colgate-Palmolive Co.	7,580,201
28,617	Costco Wholesale Corp.	3,356,488
35,221	Hershey Co. (The)	3,341,416
		14,278,105
	Energy - 7.5%
35,881	Anadarko Petroleum Corp.	3,176,186
38,685	Continental Resources, Inc.(a)	3,570,626
24,311	EOG Resources, Inc.	3,537,007
74,994	Halliburton Co.(a)	3,388,979
54,441	Noble Energy, Inc.	3,402,018
		17,074,816
	Financials - 10.1%
64,200	Berkshire Hathaway, Inc., Class B(a)	7,438,854
11,241	BlackRock, Inc.	3,169,512
60,819	Franklin Resources, Inc.	2,972,833
78,424	Marsh & McLennan Cos., Inc.	3,283,613
41,372	T. Rowe Price Group, Inc.	3,112,829
105,249	Weyerhaeuser Co. REIT	2,989,072
		22,966,713
	Health Care - 7.9%
13,215	Biogen Idec, Inc.(a)	2,882,588
25,383	Celgene Corp.(a)	3,727,747
63,868	Cerner Corp.(a)	3,129,532
134,421	Gilead Sciences, Inc.(a)	8,260,171
		18,000,038
	Industrials - 8.1%
93,337	Honeywell International, Inc.	7,745,104
47,363	Union Pacific Corp.	7,511,298
12,191	W.W. Grainger, Inc.	3,195,749
		18,452,151
	Information Technology - 23.3%
38,223	Accenture PLC, Class A	2,821,240
73,141	Adobe Systems, Inc.(a)	3,458,106
135,365	eBay, Inc.(a)	6,997,017
8,414	Google, Inc., Class A(a)	7,468,266
12,842	MasterCard, Inc., Class A	7,841,454
54,150	Motorola Solutions, Inc.	2,969,045
115,362	QUALCOMM, Inc.	7,446,617
87,449	Texas Instruments, Inc.	3,428,001
41,110	Visa, Inc., Class A	7,276,881
119,336	Yahoo!, Inc.(a)	3,352,148
		53,058,775
	Materials - 7.3%
68,007	International Paper Co.	3,285,418
72,767	Monsanto Co.	7,187,924
20,432	PPG Industries, Inc.	3,278,110
16,648	Sherwin-Williams Co. (The)	2,899,582
		16,651,034
	Telecommunication Services - 1.3%
44,049	Crown Castle International Corp.(a)	3,094,442

	Total Common Stocks and Other Equity Interests (Cost $190,349,256)	227,887,507

	Money Market Fund - 0.1%
197,332	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $197,332)	197,332

	Total Investments (Cost $190,546,588)(b)-100.1%	228,084,839
	Liabilities in excess of other assets-(0.1)%	(161,594)
	Net Assets-100.0%	$227,923,245

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $190,640,272. The net unrealized appreciation was $37,444,567 which consisted of aggregate gross unrealized appreciation of $38,041,506 and aggregate gross unrealized depreciation of $596,939.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 2.8%
261,165	General Motors Co.(a)	$9,367,988
183,099	Macy’s, Inc.	8,851,006
		18,218,994
	Consumer Staples - 3.4%
275,945	Wal-Mart Stores, Inc.	21,507,153

	Energy - 15.3%
168,243	Chevron Corp.	21,180,111
336,685	ConocoPhillips	21,837,389
228,276	Exxon Mobil Corp.	21,400,875
131,300	Hess Corp.	9,776,598
107,280	Marathon Petroleum Corp.	7,866,842
132,952	Phillips 66	8,176,548
217,846	Valero Energy Corp.	7,792,352
		98,030,715
	Financials - 29.2%
98,697	ACE Ltd.	9,018,932
158,931	Aflac, Inc.	9,802,864
183,480	Allstate Corp. (The)	9,353,810
199,078	American International Group, Inc.(a)	9,060,040
108,573	Ameriprise Financial, Inc.	9,662,997
101,621	Chubb Corp. (The)	8,790,217
397,234	Citigroup, Inc.	20,711,781
186,687	Discover Financial Services	9,242,873
486,316	Fifth Third Bancorp	9,351,857
127,420	Goldman Sachs Group, Inc. (The)	20,900,703
378,315	JPMorgan Chase & Co.	21,083,495
200,198	MetLife, Inc.	9,693,587
128,332	Prudential Financial, Inc.	10,134,378
105,719	Travelers Cos., Inc. (The)	8,832,822
509,300	Wells Fargo & Co.	22,154,550
		187,794,906
	Health Care - 18.8%
146,580	Aetna, Inc.	9,406,039
188,478	Cardinal Health, Inc.	9,440,863
130,353	Cigna Corp.	10,145,374
166,500	Eli Lilly & Co.	8,842,815
226,601	HCA Holdings, Inc.	8,837,439
245,331	Johnson & Johnson	22,938,448
77,729	McKesson Corp.	9,534,239
173,512	Medtronic, Inc.	9,584,803
758,430	Pfizer, Inc.	22,168,909
114,987	WellPoint, Inc.	9,838,288
		120,737,217
	Industrials - 6.0%
83,637	Lockheed Martin Corp.	10,046,477
107,431	Northrop Grumman Corp.	9,890,098
165,131	PACCAR, Inc.	9,291,921
132,817	Raytheon Co.	9,541,573
		38,770,069
	Information Technology - 15.1%
857,646	Cisco Systems, Inc.	21,912,855
575,850	Corning, Inc.	8,747,162
362,446	Hewlett-Packard Co.	9,307,613
99,279	International Business Machines Corp.	19,363,376
592,091	Microsoft Corp.	18,846,257
205,451	Seagate Technology PLC	8,405,000
395,307	Symantec Corp.	10,546,791
		97,129,054
	Telecommunication Services - 8.0%
590,227	AT&T, Inc.	20,817,306
259,179	CenturyLink, Inc.	9,291,567
425,991	Verizon Communications, Inc.	21,078,035
		51,186,908
	Utilities - 1.4%
193,170	American Electric Power Co., Inc.	8,953,430

	Total Investments (Cost $542,756,852)(b)-100.0%	642,328,446
	Other assets less liabilities-0.0%	269,977
	Net Assets-100.0%	$642,598,423

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $544,512,526. The net unrealized appreciation was $97,815,920 which consisted of aggregate gross unrealized appreciation of $101,215,334 and aggregate gross unrealized depreciation of $3,399,414.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 13.4%
4,253	DIRECTV(a)	$269,087
68,706	Ford Motor Co.	1,159,757
15,387	General Motors Co.(a)	551,932
7,277	Johnson Controls, Inc.	292,608
1,837	Liberty Global PLC, Class A (United Kingdom)(a)	149,017
5,975	McDonald’s Corp.	586,028
2,699	News Corp., Class A(a)	42,995
2,682	Time Warner Cable, Inc.	305,936
10,800	Twenty-First Century Fox, Inc.	322,704
8,830	Walt Disney Co. (The)	570,860
		4,250,924
	Consumer Staples - 14.2%
11,332	Archer-Daniels-Midland Co.	413,278
2,469	Bunge Ltd.	187,669
4,749	General Mills, Inc.	246,948
3,822	Lorillard, Inc.	162,550
20,088	Procter & Gamble Co. (The)	1,613,066
9,303	Walgreen Co.	467,476
18,495	Wal-Mart Stores, Inc.	1,441,500
		4,532,487
	Energy - 4.9%
3,026	Anadarko Petroleum Corp.	267,862
8,934	Chesapeake Energy Corp.	208,162
4,140	Hess Corp.	308,264
3,222	Marathon Petroleum Corp.	236,269
2,807	Murphy Oil Corp.	190,090
6,137	Spectra Energy Corp.	220,871
3,877	Williams Cos., Inc. (The)	132,477
		1,563,995
	Financials - 23.3%
3,081	ACE Ltd.	281,542
4,472	Aflac, Inc.	275,833
7,228	American Express Co.	533,210
12,769	Bank of New York Mellon Corp. (The)	401,585
14,012	Berkshire Hathaway, Inc., Class B(a)	1,623,570
6,544	Capital One Financial Corp.	451,667
7,477	Charles Schwab Corp. (The)	165,167
3,872	Marsh & McLennan Cos., Inc.	162,121
13,486	MetLife, Inc.	652,992
5,870	PNC Financial Services Group, Inc.	446,413
3,617	State Street Corp.	251,996
49,887	Wells Fargo & Co.	2,170,085
		7,416,181
	Health Care - 20.8%
20,302	Abbott Laboratories	743,662
7,541	AbbVie, Inc.	342,964
4,257	Aetna, Inc.	273,172
5,442	AmerisourceBergen Corp.	317,105
3,026	Baxter International, Inc.	221,019
14,592	Bristol-Myers Squibb Co.	630,958
2,266	Cigna Corp.	176,363
8,589	Eli Lilly & Co.	456,162
19,662	Johnson & Johnson	1,838,397
3,497	McKesson Corp.	428,942
7,421	Medtronic, Inc.	409,936
10,628	UnitedHealth Group, Inc.	774,250
		6,612,930
	Industrials - 9.2%
4,459	3M Co.	523,620
8,117	CSX Corp.	201,383
2,675	Deere & Co.	222,212
5,742	Emerson Electric Co.	352,387
2,500	FedEx Corp.	265,000
4,800	Honeywell International, Inc.	398,304
3,577	Illinois Tool Works, Inc.	257,687
6,686	United Technologies Corp.	705,841
		2,926,434
	Information Technology - 9.6%
2,760	Automatic Data Processing, Inc.	198,968
47,839	Intel Corp.	1,114,649
5,614	International Business Machines Corp.	1,094,955
3,514	TE Connectivity Ltd. (Switzerland)	179,355
6,837	Texas Instruments, Inc.	268,010
19,995	Xerox Corp.	193,951
		3,049,888
	Materials - 2.6%
1,684	Air Products & Chemicals, Inc.	182,950
8,298	E.I. du Pont de Nemours & Co.	478,712
953	PPG Industries, Inc.	152,899
		814,561
	Utilities - 1.9%
5,692	Duke Energy Corp.	404,132
6,556	PPL Corp.	208,284
		612,416
	Total Common Stocks (Cost $26,416,766)	31,779,816

	Money Market Fund - 0.2%
66,255	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $66,255)	66,255

	Total Investments (Cost $26,483,021)(b)-100.1%	31,846,071
	Liabilities in excess of other assets-(0.1)%	(46,378)
	Net Assets-100.0%	$31,799,693

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,556,655. The net unrealized appreciation was $5,289,416 which consisted of aggregate gross unrealized appreciation of $5,428,931 and aggregate gross unrealized depreciation of $139,515.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

 The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 8.4%
2,656	Amazon.com, Inc.(a)	$800,040
78,620	Comcast Corp., Class A	3,544,190
15,337	NIKE, Inc., Class B	965,004
15,047	TJX Cos., Inc. (The)	783,046
10,607	Viacom, Inc., Class B	771,871
9,060	Yum! Brands, Inc.	660,655
		7,524,806
	Consumer Staples - 18.9%
98,570	Coca-Cola Co. (The)	3,950,686
19,314	Colgate-Palmolive Co.	1,156,329
16,498	Costco Wholesale Corp.	1,935,050
49,002	CVS Caremark Corp.	3,013,133
44,185	PepsiCo, Inc.	3,691,215
36,669	Philip Morris International, Inc.	3,270,141
		17,016,554
	Energy - 14.1%
18,390	Apache Corp.	1,475,798
19,035	Baker Hughes, Inc.	902,830
5,412	EOG Resources, Inc.	787,392
26,326	Halliburton Co.(a)	1,189,672
13,334	National Oilwell Varco, Inc.	935,647
31,426	Occidental Petroleum Corp.	2,798,485
34,758	Phillips 66	2,137,617
30,565	Schlumberger Ltd.	2,485,851
		12,713,292
	Financials - 4.6%
69,861	Annaly Capital Management, Inc. REIT	832,743
3,415	BlackRock, Inc.	962,894
12,776	CME Group, Inc.	945,169
14,387	Discover Financial Services	712,300
4,370	Simon Property Group, Inc. REIT	699,462
		4,152,568
	Health Care - 12.5%
12,789	Amgen, Inc.	1,384,921
11,613	Covidien PLC	715,709
14,443	Express Scripts Holding Co.(a)	946,739
14,934	Gilead Sciences, Inc.(a)	917,694
11,351	Humana, Inc.	1,035,892
1,452	Mallinckrodt PLC(a)	66,632
108,101	Merck & Co., Inc.	5,207,225
11,104	Thermo Fisher Scientific, Inc.	1,011,686
		11,286,498
	Industrials - 4.8%
23,024	Caterpillar, Inc.	1,908,920
10,690	Danaher Corp.	719,864
10,771	Union Pacific Corp.	1,708,173
		4,336,957
	Information Technology - 29.8%
11,614	Accenture PLC, Class A	857,229
11,710	Apple, Inc.	5,298,775
115,135	Cisco Systems, Inc.	2,941,699
70,580	Corning, Inc.	1,072,110
16,898	eBay, Inc.(a)	873,458
50,692	EMC Corp.	1,325,596
3,184	Google, Inc., Class A(a)	2,826,118
219,239	Microsoft Corp.	6,978,377
60,673	Oracle Corp.	1,962,772
26,170	QUALCOMM, Inc.	1,689,274
5,588	Visa, Inc., Class A	989,132
		26,814,540
	Materials - 5.4%
51,040	Freeport-McMoRan Copper & Gold, Inc.	1,443,411
15,106	LyondellBasell Industries NV, Class A	1,037,934
9,259	Monsanto Co.	914,604
21,099	Newmont Mining Corp.	632,970
7,118	Praxair, Inc.	855,370
		4,884,289
	Telecommunication Services - 1.4%
33,893	CenturyLink, Inc.	1,215,064

	Total Common Stocks and Other Equity Interests (Cost $84,501,719)	89,944,568

	Money Market Fund - 0.1%
83,606	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $83,606)	83,606

	Total Investments (Cost $84,585,325)(b)-100.0%	90,028,174
	Liabilities in excess of other assets-(0.0)%	(38,790)
	Net Assets-100.0%	$89,989,384

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $84,687,783. The net unrealized appreciation was $5,340,391 which consisted of aggregate gross unrealized appreciation of $6,733,922 and aggregate gross unrealized depreciation of $1,393,531.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.7%
899	CBS Corp., Class B	$47,503
263	CST Brands, Inc.(a)	8,576
2,098	Home Depot, Inc. (The)	165,805
2,337	Lowe’s Cos., Inc.	104,183
1,011	Macy’s, Inc.	48,872
3,084	Staples, Inc.	52,490
1,662	Target Corp.	118,418
2,103	Time Warner, Inc.	130,933
		676,780
	Consumer Staples - 6.1%
4,919	Altria Group, Inc.	172,460
879	ConAgra Foods, Inc.	31,829
472	Kellogg Co.	31,265
695	Kimberly-Clark Corp.	68,666
1,176	Kraft Foods Group, Inc.	66,538
2,513	Kroger Co. (The)	98,685
5,343	Mondelez International, Inc., Class A	167,076
757	Reynolds American, Inc.	37,419
1,755	Sysco Corp.	60,565
		734,503
	Energy - 19.4%
5,136	Chevron Corp.	646,571
6,249	ConocoPhillips	405,310
1,050	Devon Energy Corp.	57,761
10,595	Exxon Mobil Corp.	993,281
2,878	Marathon Oil Corp.	104,644
2,395	Valero Energy Corp.	85,669
2,973	Weatherford International Ltd.(a)	41,503
		2,334,739
	Financials - 27.4%
1,407	Allstate Corp. (The)	71,729
1,231	American International Group, Inc.(a)	56,023
50,978	Bank of America Corp.	744,279
2,019	BB&T Corp.	72,058
632	Chubb Corp. (The)	54,668
10,178	Citigroup, Inc.	530,681
2,522	Fifth Third Bancorp	48,498
1,099	Goldman Sachs Group, Inc. (The)	180,269
2,667	Hartford Financial Services Group, Inc. (The)	82,304
10,818	JPMorgan Chase & Co.	602,887
3,005	KeyCorp	36,931
1,040	Lincoln National Corp.	43,337
902	Loews Corp.	41,086
4,341	Morgan Stanley	118,119
1,473	Progressive Corp. (The)	38,313
1,706	Prudential Financial, Inc.	134,723
5,141	Regions Financial Corp.	51,461
1,973	SunTrust Banks, Inc.	68,641
1,273	Travelers Cos., Inc. (The)	106,359
3,839	U.S. Bancorp	143,271
2,454	Weyerhaeuser Co. REIT	69,693
		3,295,330
	Health Care - 6.5%
4,679	Boston Scientific Corp.(a)	51,095
1,897	Cardinal Health, Inc.	95,021
1,310	HCA Holdings, Inc.	51,090
15,646	Pfizer, Inc.	457,332
1,514	WellPoint, Inc.	129,538
		784,076
	Industrials - 11.8%
1,243	Boeing Co. (The)	130,639
995	General Dynamics Corp.	84,913
26,288	General Electric Co.	640,639
905	Lockheed Martin Corp.	108,709
641	Norfolk Southern Corp.	46,896
973	Northrop Grumman Corp.	89,574
658	PACCAR, Inc.	37,026
969	Raytheon Co.	69,613
1,647	Tyco International Ltd.	57,332
1,124	United Parcel Service, Inc., Class B	97,563
1,244	Waste Management, Inc.	52,285
		1,415,189
	Information Technology - 3.4%
2,441	Applied Materials, Inc.	39,813
5,408	Dell, Inc.	68,519
10,000	Hewlett-Packard Co.	256,800
3,285	Micron Technology, Inc.(a)	43,526
		408,658
	Materials - 2.2%
6,216	Alcoa, Inc.	49,417
3,497	Dow Chemical Co. (The)	122,535
1,030	International Paper Co.	49,759
960	Nucor Corp.	44,909
		266,620
	Telecommunication Services - 9.3%
18,220	AT&T, Inc.	642,619
3,026	Sprint Corp. (Japan)(a)	18,035
9,156	Verizon Communications, Inc.	453,039
		1,113,693
	Utilities - 8.2%
3,164	AES Corp. (The)	39,360
1,059	Ameren Corp.	37,923
1,417	American Electric Power Co., Inc.	65,678
901	Consolidated Edison, Inc.	53,970
1,288	Dominion Resources, Inc.	76,391
506	DTE Energy Co.	35,774
940	Edison International	46,859
796	Entergy Corp.	53,730
3,153	Exelon Corp.	96,450
1,573	FirstEnergy Corp.	59,884
950	NextEra Energy, Inc.	82,280
1,274	NRG Energy, Inc.	34,169
1,391	PG&E Corp.	63,833
1,728	Public Service Enterprise Group, Inc.	58,389
461	Sempra Energy	40,398
2,127	Southern Co. (The)	95,375
1,392	Xcel Energy, Inc.	41,690
		982,153

	Total Common Stocks and Other Equity Interests (Cost $10,776,249)	$12,011,741

	Money Market Fund - 0.5%
59,323	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $59,323)	59,323

	Total Investments (Cost $10,835,572)(b)-100.5%	12,071,064
	Liabilities in excess of other assets-(0.5)%	(54,114)
	Net Assets-100.0%	$12,016,950

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $10,842,934. The net unrealized appreciation was $1,228,130 which consisted of aggregate gross unrealized appreciation of $1,321,726 and aggregate gross unrealized depreciation of $93,596.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.4%
1,322	Advance Auto Parts, Inc.	$109,052
450	AutoZone, Inc.(a)	201,861
4,130	Bed Bath & Beyond, Inc.(a)	315,821
1,582	BorgWarner, Inc.(a)	150,970
11,206	Cablevision Systems Corp., Class A	209,440
4,370	CarMax, Inc.(a)	214,305
7,415	Dana Holding Corp.	162,018
4,069	Darden Restaurants, Inc.	199,584
5,292	DISH Network Corp., Class A	236,288
2,856	Dollar Tree, Inc.(a)	153,224
1,451	Expedia, Inc.	68,386
2,027	Family Dollar Stores, Inc.	139,376
3,321	Garmin Ltd.	133,106
16,287	Goodyear Tire & Rubber Co. (The)(a)	301,309
10,208	Interpublic Group of Cos., Inc. (The)	167,922
7,457	Kohl’s Corp.	395,072
5,895	Mattel, Inc.	247,767
3,270	Nordstrom, Inc.	200,255
1,744	PetSmart, Inc.	127,696
1,805	Rent-A-Center, Inc.	72,182
1,718	Tiffany & Co.	136,598
1,424	VF Corp.	280,528
1,735	Visteon Corp.(a)	114,284
2,129	Wyndham Worldwide Corp.	132,637
		4,469,681
	Consumer Staples - 4.6%
1,529	Brown-Forman Corp., Class B	110,868
2,365	Clorox Co. (The)	203,248
4,092	Dr Pepper Snapple Group, Inc.	191,260
1,461	Energizer Holdings, Inc.	148,730
2,407	Hershey Co. (The)	228,352
2,286	Hormel Foods Corp.	96,812
1,748	McCormick & Co., Inc.	125,174
		1,104,444
	Energy - 6.8%
24,989	Alpha Natural Resources, Inc.(a)	135,940
1,533	Cimarex Energy Co.	117,167
5,627	CONSOL Energy, Inc.	174,606
3,491	Diamond Offshore Drilling, Inc.	235,433
6,587	Kinder Morgan, Inc.	248,725
2,487	Linn Co LLC	73,466
7,487	Noble Corp.	286,004
1,268	Oil States International, Inc.(a)	123,288
10,988	Peabody Energy Corp.	181,961
3,145	Superior Energy Services, Inc.(a)	80,575
		1,657,165
	Financials - 19.1%
4,765	Ameriprise Financial, Inc.	424,085
2,531	Arthur J. Gallagher & Co.	112,326
2,673	Boston Properties, Inc. REIT	285,877
1,330	Camden Property Trust REIT	93,818
4,499	CBRE Group, Inc., Class A(a)	104,242
4,831	CIT Group, Inc.(a)	242,081
5,395	Equity Residential REIT	302,120
855	Federal Realty Investment Trust REIT	90,057
14,364	First Niagara Financial Group, Inc.	153,551
2,070	First Republic Bank	89,403
5,559	Franklin Resources, Inc.	271,724
7,580	General Growth Properties, Inc. REIT	157,209
9,230	Invesco Ltd.(b)	297,114
743	Jones Lang LaSalle, Inc.	67,635
7,896	Kimco Realty Corp. REIT	178,055
2,048	Macerich Co. (The) REIT	127,078
2,070	Moody’s Corp.	140,284
2,917	MSCI, Inc.(a)	102,241
3,838	NASDAQ OMX Group, Inc. (The)	124,351
7,830	NYSE Euronext	330,113
13,013	People’s United Financial, Inc.	195,195
2,051	Raymond James Financial, Inc.	90,388
1,924	Rayonier, Inc. REIT	112,439
1,663	Regency Centers Corp. REIT	87,690
1,973	Reinsurance Group of America, Inc.	134,342
3,762	Vornado Realty Trust REIT	319,055
		4,632,473
	Health Care - 11.7%
4,601	Agilent Technologies, Inc.	205,803
3,897	Becton, Dickinson and Co.	404,197
1,046	C.R. Bard, Inc.	119,871
1,599	DaVita HealthCare Partners, Inc.(a)	186,139
1,844	DENTSPLY International, Inc.	79,071
5,458	Forest Laboratories, Inc.(a)	237,750
1,707	Henry Schein, Inc.(a)	177,238
5,037	Hospira, Inc.(a)	205,006
1,988	Laboratory Corp. of America Holdings(a)	192,319
1,978	Owens & Minor, Inc.	71,129
4,200	Tenet Healthcare Corp.(a)	187,530
1,868	Universal Health Services, Inc., Class B	130,667
14,981	Warner Chilcott PLC, Class A	319,245
1,823	WellCare Health Plans, Inc.(a)	111,258
2,587	Zimmer Holdings, Inc.	215,963
		2,843,186
	Industrials - 16.9%
4,324	ADT Corp. (The)(a)	173,306
2,747	AECOM Technology Corp.(a)	93,123
3,313	AGCO Corp.	186,356
1,053	Alliant Techsystems, Inc.	98,034
3,218	C.H. Robinson Worldwide, Inc.	191,857
1,071	Carlisle Cos., Inc.	72,550
3,549	Dover Corp.	303,936
1,189	EMCOR Group, Inc.	49,082
4,436	Fluor Corp.	277,516
2,739	Fortune Brands Home & Security, Inc.	113,148
946	Hubbell, Inc., Class B	101,553
6,150	Ingersoll-Rand PLC	375,458
2,661	Iron Mountain, Inc.	73,976
3,349	Jacobs Engineering Group, Inc.(a)	198,261
5,226	KBR, Inc.	163,469
3,307	Nielsen Holdings NV (Luxembourg)	110,520
3,264	Oshkosh Corp.(a)	146,292
3,131	Parker Hannifin Corp.	323,370

2,025	Rockwell Automation, Inc.	$196,121
2,703	Rockwell Collins, Inc.	192,373
1,080	Snap-On, Inc.	102,438
5,419	Spirit Aerosystems Holdings, Inc., Class A(a)	137,426
1,970	Timken Co. (The)	115,087
2,267	URS Corp.	105,416
737	W.W. Grainger, Inc.	193,197
		4,093,865
	Information Technology - 12.6%
5,255	Adobe Systems, Inc.(a)	248,456
481	Alliance Data Systems Corp.(a)	95,132
4,534	Analog Devices, Inc.	223,798
2,164	Autodesk, Inc.(a)	76,584
2,189	BMC Software, Inc.(a)	100,628
6,703	CA, Inc.	199,347
4,775	Electronic Arts, Inc.(a)	124,723
4,608	Fidelity National Information Services, Inc.	198,881
2,252	Fiserv, Inc.(a)	216,732
3,567	Harris Corp.	203,569
10,437	Juniper Networks, Inc.(a)	226,170
3,164	Linear Technology Corp.	128,332
5,291	Maxim Integrated Products, Inc.	151,323
11,440	NVIDIA Corp.	165,079
6,811	Paychex, Inc.	268,626
4,539	SanDisk Corp.(a)	250,190
3,940	Xilinx, Inc.	183,959
		3,061,529
	Materials - 4.0%
1,341	Albemarle Corp.	83,156
3,274	Ball Corp.	146,643
2,621	Celanese Corp., Series A	125,965
1,224	International Flavors & Fragrances, Inc.	98,752
2,070	Reliance Steel & Aluminum Co.	145,314
998	Sherwin-Williams Co. (The)	173,822
4,074	Southern Copper Corp. (Mexico)	106,209
1,328	Valspar Corp. (The)	90,463
		970,324
	Telecommunication Services - 1.5%
44,026	Frontier Communications Corp.	191,954
6,594	T-Mobile US, Inc. (Germany)(a)	158,981
		350,935
	Utilities - 4.4%
3,718	American Water Works Co., Inc.	158,684
11,911	Calpine Corp.(a)	238,339
7,550	CMS Energy Corp.	211,325
5,293	Northeast Utilities	235,062
4,861	Wisconsin Energy Corp.	211,356
		1,054,766
	Total Common Stocks and Other Equity Interests (Cost $21,194,617)	24,238,368

	Money Market Fund - 0.4%
88,554	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,554)	88,554

	Total Investments (Cost $21,283,171)(c)-100.4%	24,326,922
	Liabilities in excess of other assets-(0.4)%	(84,403)
	Net Assets-100.0%	$24,242,519

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd.,  and therefore Invesco Ltd. is considered to be affiliated with the Fund.

The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the three months ended July 31, 2013.

				Change in	Realized
	Value	Purchases at	Proceeds from	Unrealized	Gain	Value	Dividend
	April 30, 2013	Cost	Sales	Appreciation	(Loss)	July 31, 2013	Income

Invesco Ltd.	$250,556	$43,094	$(984)	$4,502	$(54)	$297,114	$1,783

(c) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $21,308,707. The net unrealized appreciation was $3,018,215 which consisted of aggregate gross unrealized appreciation of $3,428,001 and aggregate gross unrealized depreciation of $409,786.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.7%
15,308	Coach, Inc.	$813,314
10,987	Discovery Communications, Inc., Class A(a)	875,884
24,267	Dollar General Corp.(a)	1,326,677
13,346	Jarden Corp.(a)	606,842
14,679	Las Vegas Sands Corp.	815,712
12,557	Lear Corp.	869,823
7,480	O’Reilly Automotive, Inc.(a)	936,945
3,861	PVH Corp.	508,841
3,221	Ralph Lauren Corp., Class A	586,415
14,464	Ross Stores, Inc.	975,886
10,305	Wynn Resorts Ltd.	1,371,905
		9,688,244
	Consumer Staples - 5.1%
7,889	Church & Dwight Co., Inc.	502,529
9,814	Estee Lauder Cos., Inc. (The), Class A	644,289
6,250	Ingredion, Inc.	420,000
7,888	J.M. Smucker Co. (The)	887,558
8,295	Mead Johnson Nutrition Co.	604,208
20,476	Whole Foods Market, Inc.	1,138,056
		4,196,640
	Energy - 12.9%
18,238	Cameron International Corp.(a)	1,081,513
5,268	Concho Resources, Inc.(a)	472,487
44,883	Denbury Resources, Inc.(a)	785,452
11,333	EQT Corp.	980,304
12,185	FMC Technologies, Inc.(a)	649,461
8,866	Helmerich & Payne, Inc.	560,331
18,152	HollyFrontier Corp.	826,824
23,874	Noble Energy, Inc.	1,491,886
6,182	Pioneer Natural Resources Co.	956,726
22,104	QEP Resources, Inc.	673,951
5,166	Range Resources Corp.	408,631
24,749	Southwestern Energy Co.(a)	960,014
11,910	Whiting Petroleum Corp.(a)	613,008
4,724	World Fuel Services Corp.	183,008
		10,643,596
	Financials - 19.0%
2,649	Affiliated Managers Group, Inc.(a)	477,747
6,701	Alexandria Real Estate Equities, Inc. REIT	459,018
25,082	American Capital Agency Corp. REIT	565,097
7,858	AvalonBay Communities, Inc. REIT	1,063,502
14,195	BioMed Realty Trust, Inc. REIT	293,269
179,880	Chimera Investment Corp. REIT	536,042
7,845	Digital Realty Trust, Inc. REIT	433,750
2,602	Essex Property Trust, Inc. REIT	419,677
32,456	HCP, Inc. REIT	1,423,845
15,700	Health Care REIT, Inc.	1,012,493
3,365	IntercontinentalExchange, Inc.(a)	613,944
19,738	Leucadia National Corp.	529,571
47,106	MFA Financial, Inc. REIT	375,906
40,939	Prologis, Inc. REIT	1,570,420
8,297	Public Storage REIT	1,321,048
8,898	Realty Income Corp. REIT	386,262
16,710	Senior Housing Properties Trust REIT	420,257
8,489	SL Green Realty Corp. REIT	769,528
15,117	T. Rowe Price Group, Inc.	1,137,403
24,801	UDR, Inc. REIT	621,017
19,528	Ventas, Inc. REIT	1,283,771
		15,713,567
	Health Care - 10.2%
8,907	Actavis, Inc.(a)	1,195,943
9,562	Cerner Corp.(a)	468,538
16,361	Endo Health Solutions, Inc.(a)	629,244
25,608	Hologic, Inc.(a)	581,302
969	Intuitive Surgical, Inc.(a)	375,972
14,879	Life Technologies Corp.(a)	1,109,973
25,537	Mylan, Inc.(a)	857,022
24,522	St. Jude Medical, Inc.	1,284,707
21,329	Stryker Corp.	1,502,841
6,152	Varian Medical Systems, Inc.(a)	446,020
		8,451,562
	Industrials - 16.6%
10,879	AMETEK, Inc.	503,480
8,028	B/E Aerospace, Inc.(a)	559,632
14,860	Cummins, Inc.	1,800,883
7,437	Equifax, Inc.	470,242
17,830	Expeditors International of Washington, Inc.	718,906
10,942	Fastenal Co.	536,267
11,928	Flowserve Corp.	676,079
10,411	Joy Global, Inc.	515,345
5,682	Kansas City Southern	612,236
7,164	Pall Corp.	501,193
7,482	Precision Castparts Corp.	1,658,909
23,239	Quanta Services, Inc.(a)	623,038
26,716	Republic Services, Inc.	905,940
4,529	Roper Industries, Inc.	570,473
17,499	Stanley Black & Decker, Inc.	1,480,765
3,312	TransDigm Group, Inc.	478,882
21,531	United Continental Holdings, Inc.(a)	750,355
13,737	Xylem, Inc.	342,463
		13,705,088
	Information Technology - 15.5%
36,694	Activision Blizzard, Inc. (France)	659,758
16,405	Altera Corp.	583,362
7,311	Amphenol Corp., Class A	574,352
28,932	Broadcom Corp., Class A	797,655
73,847	Brocade Communications Systems, Inc.(a)	491,821
6,971	Citrix Systems, Inc.(a)	502,051
11,288	Cognizant Technology Solutions Corp., Class A(a)	817,138
18,315	First Solar, Inc.(a)	901,831
11,631	Intuit, Inc.	743,454
13,046	KLA-Tencor Corp.	764,887
13,657	Lam Research Corp.(a)	672,198
27,258	NetApp, Inc.	1,120,849
53,300	ON Semiconductor Corp.(a)	439,192
11,278	Synopsys, Inc.(a)	417,737
7,354	Teradata Corp.(a)	434,769
28,537	Western Digital Corp.	1,837,212

62,318	Western Union Co. (The)	$1,119,231
		12,877,497
	Materials - 8.3%
5,806	Airgas, Inc.	599,237
4,744	CF Industries Holdings, Inc.	929,871
43,003	Cliffs Natural Resources, Inc.	838,989
14,923	Ecolab, Inc.	1,375,005
7,822	FMC Corp.	517,504
27,503	Mosaic Co. (The)	1,130,098
6,372	Rock-Tenn Co., Class A	728,638
7,080	Sigma-Aldrich Corp.	591,605
12,892	Walter Energy, Inc.	144,262
		6,855,209
	Telecommunication Services - 0.7%
8,844	Crown Castle International Corp.(a)	621,291

	Total Common Stocks and Other Equity Interests (Cost $72,460,506)	82,752,694

	Money Market Fund - 0.1%
124,388	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $124,388)	124,388

	Total Investments (Cost $72,584,894)(b)-100.1%	82,877,082
	Liabilities in excess of other assets-(0.1)%	(117,595)
	Net Assets-100.0%	$82,759,487

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,666,792. The net unrealized appreciation was $10,210,290 which consisted of aggregate gross unrealized appreciation of $13,878,259 and aggregate gross unrealized depreciation of $3,667,969.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.4%
1,880	Abercrombie & Fitch Co., Class A	$93,756
3,866	American Eagle Outfitters, Inc.	75,928
6,113	Apollo Group, Inc., Class A(a)	111,379
2,237	Autoliv, Inc.	182,920
2,936	AutoNation, Inc.(a)	140,634
2,201	Big Lots, Inc.(a)	79,522
6,890	Carnival Corp.	255,137
845	Charter Communications, Inc., Class A(a)	106,250
4,197	D.R. Horton, Inc.	84,360
1,465	Domino’s Pizza, Inc.	91,680
2,971	Foot Locker, Inc.	107,342
6,942	GameStop Corp., Class A	340,575
8,515	Gannett Co., Inc.	219,346
5,188	Gap, Inc. (The)	238,129
3,058	Genuine Parts Co.	250,725
5,166	H&R Block, Inc.	162,367
2,020	Hanesbrands, Inc.	128,189
3,095	Harley-Davidson, Inc.	175,703
2,498	Hasbro, Inc.	114,908
6,252	International Game Technology	115,474
12,539	J.C. Penney Co., Inc.(a)	183,069
6,163	L Brands, Inc.	343,711
3,378	Leggett & Platt, Inc.	106,103
1,764	Lennar Corp., Class A	59,747
11,878	Liberty Interactive Corp., Class A(a)	290,536
3,016	Marriott International, Inc., Class A	125,375
13,133	MGM Resorts International(a)	214,199
1,073	Mohawk Industries, Inc.(a)	127,676
6,014	Newell Rubbermaid, Inc.	162,498
68	NVR, Inc.(a)	62,941
30,877	Office Depot, Inc.(a)	133,697
6,311	OfficeMax, Inc.	71,882
5,049	Omnicom Group, Inc.	324,499
1,304	Penn National Gaming, Inc.(a)	65,187
3,028	PulteGroup, Inc.(a)	50,356
3,961	Royal Caribbean Cruises Ltd.	150,875
4,582	Sears Holdings Corp.(a)	209,856
4,094	Service Corp. International	77,663
2,429	Starwood Hotels & Resorts Worldwide, Inc.	160,678
2,221	Tenneco, Inc.(a)	107,341
1,899	Toll Brothers, Inc.(a)	62,420
4,312	TRW Automotive Holdings Corp.(a)	316,113
152	Washington Post Co. (The), Class B	81,679
2,442	Whirlpool Corp.	327,082
		6,889,507
	Consumer Staples - 7.3%
13,160	Avon Products, Inc.	300,838
2,537	Beam, Inc.	164,880
3,661	Campbell Soup Co.	171,335
6,038	Coca-Cola Enterprises, Inc.	226,666
2,134	Constellation Brands, Inc., Class A(a)	111,160
13,658	Dean Foods Co.(a)	148,872
6,939	Hillshire Brands Co.	244,322
3,473	Molson Coors Brewing Co., Class B	173,858
80,138	Rite Aid Corp.(a)	240,414
7,204	Smithfield Foods, Inc.(a)	239,173
11,169	Tyson Foods, Inc., Class A	308,488
3,510	WhiteWave Foods Co., Class A(a)	65,602
4,998	WhiteWave Foods Co., Class B(a)	92,363
		2,487,971
	Energy - 4.3%
20,550	Arch Coal, Inc.	80,145
1,737	Energen Corp.	104,029
2,384	Exterran Holdings, Inc.(a)	75,692
2,835	Helix Energy Solutions Group, Inc.(a)	71,924
8,734	McDermott International, Inc.(a)	75,549
6,106	Newfield Exploration Co.(a)	150,208
3,607	Patterson-UTI Energy, Inc.	71,310
2,708	Rowan Cos. PLC, Class A(a)	93,020
927	SEACOR Holdings, Inc.	81,168
4,449	Tesoro Corp.	252,926
1,480	Tidewater, Inc.	87,305
1,291	Unit Corp.(a)	58,198
13,255	WPX Energy, Inc.(a)	254,629
		1,456,103
	Financials - 22.2%
4,865	American Capital Ltd.(a)	66,456
2,539	American Financial Group, Inc.	131,241
95	American National Insurance Co.	10,688
3,235	Apartment Investment & Management Co., Class A REIT	95,044
5,667	Associated Banc-Corp.	95,999
4,187	Assurant, Inc.	226,768
4,727	Brandywine Realty Trust REIT	65,894
8,634	CapitalSource, Inc.	104,471
2,904	CBL & Associates Properties, Inc. REIT	66,124
3,920	Cincinnati Financial Corp.	192,080
8,425	CNO Financial Group, Inc.	120,309
5,811	Comerica, Inc.	247,200
1,730	Commerce Bancshares, Inc.	78,940
2,768	CommonWealth REIT	63,858
1,196	Cullen/Frost Bankers, Inc.	86,160
4,064	DDR Corp. REIT	69,413
6,592	Duke Realty Corp. REIT	108,570
10,269	E*TRADE Financial Corp.(a)	153,008
3,126	Federated Investors, Inc., Class B	90,748
5,719	Fidelity National Financial, Inc., Class A	140,001
2,722	First American Financial Corp.	61,871
7,181	First Horizon National Corp.	88,542
5,316	Fulton Financial Corp.	66,928
1,528	Hanover Insurance Group, Inc. (The)	82,252
2,343	HCC Insurance Holdings, Inc.	104,334
4,291	Hospitality Properties Trust REIT	122,251
12,007	Host Hotels & Resorts, Inc. REIT	214,445
18,868	Hudson City Bancorp, Inc.	180,378
23,959	Huntington Bancshares, Inc.	204,850
680	Kemper Corp.	23,766
4,528	Legg Mason, Inc.	155,718
2,750	Liberty Property Trust REIT	105,078
2,551	M&T Bank Corp.	298,110
2,782	Mack-Cali Realty Corp. REIT	66,935

171	Markel Corp.(a)	$90,630
4,752	McGraw Hill Financial Inc.	293,959
15,319	New York Community Bancorp, Inc.	232,389
4,599	Northern Trust Corp.	269,226
9,635	Old Republic International Corp.	139,226
4,893	PHH Corp.(a)	110,875
4,960	Piedmont Office Realty Trust, Inc., Class A REIT	89,726
2,677	Plum Creek Timber Co., Inc. REIT	130,584
8,792	Principal Financial Group, Inc.	381,221
2,901	Protective Life Corp.	125,700
9,530	SLM Corp.	235,486
1,240	StanCorp Financial Group, Inc.	65,832
29,439	Synovus Financial Corp.	98,032
4,838	TCF Financial Corp.	73,731
2,338	Torchmark Corp.	166,185
9,850	Unum Group	311,654
6,055	Valley National Bancorp	62,669
2,598	W.R. Berkley Corp.	110,077
2,220	Weingarten Realty Investors REIT	69,530
38	White Mountains Insurance Group Ltd.	22,724
8,538	XL Group PLC (Ireland)	267,666
5,768	Zions Bancorp.	170,964
		7,506,516
	Health Care - 3.9%
4,681	CareFusion Corp.(a)	180,546
4,901	Community Health Systems, Inc.	225,740
19,009	Health Management Associates, Inc., Class A(a)	256,241
4,469	Health Net, Inc.(a)	137,064
1,792	LifePoint Hospitals, Inc.(a)	88,095
3,098	Omnicare, Inc.	163,544
3,206	Quest Diagnostics, Inc.	186,942
835	Teleflex, Inc.	66,324
		1,304,496
	Industrials - 11.7%
1,447	Alaska Air Group, Inc.(a)	88,513
6,420	Avis Budget Group, Inc.(a)	203,129
1,936	Cintas Corp.	91,979
1,808	Con-way, Inc.	74,941
6,399	Delta Air Lines, Inc.(a)	135,851
4,831	Exelis, Inc.	71,402
1,174	GATX Corp.	53,041
2,309	General Cable Corp.	72,780
2,905	Harsco Corp.	74,833
9,870	Hertz Global Holdings, Inc.(a)	252,771
1,661	Huntington Ingalls Industries, Inc.	103,281
4,621	ITT Corp.	144,360
11,293	JetBlue Airways Corp.(a)	73,856
3,607	L-3 Communications Holdings, Inc.	335,992
3,769	Manpowergroup, Inc.	252,033
8,070	Masco Corp.	165,596
3,851	Navistar International Corp.(a)	131,512
3,289	Owens Corning(a)	129,883
13,478	Pitney Bowes, Inc.	222,522
14,937	R.R. Donnelley & Sons Co.	283,654
1,895	Robert Half International, Inc.	70,570
2,158	Ryder System, Inc.	133,451
1,222	SPX Corp.	93,373
3,155	Terex Corp.(a)	93,009
7,130	Textron, Inc.	195,219
1,686	Trinity Industries, Inc.	66,378
1,460	United Rentals, Inc.(a)	83,687
9,072	US Airways Group, Inc.(a)	175,543
1,086	WESCO International, Inc.(a)	82,297
		3,955,456
	Information Technology - 10.9%
37,135	Advanced Micro Devices, Inc.(a)	139,999
3,023	Amdocs Ltd.	116,295
896	Anixter International, Inc.(a)	74,404
3,422	AOL, Inc. (a)	126,067
3,903	Arrow Electronics, Inc.(a)	178,172
6,381	Avnet, Inc.(a)	240,372
5,079	Computer Sciences Corp.	242,065
4,550	CoreLogic, Inc.(a)	126,945
2,167	Diebold, Inc.	70,774
819	Insight Enterprises, Inc.(a)	17,518
7,754	Jabil Circuit, Inc.	178,264
3,044	Lexmark International, Inc., Class A	114,120
3,454	Microchip Technology, Inc.	137,262
2,780	Molex, Inc.	82,927
4,038	Motorola Solutions, Inc.	221,404
2,820	NCR Corp.(a)	101,520
14,597	SAIC, Inc.	223,188
3,124	Sanmina Corp.(a)	51,421
6,183	Seagate Technology PLC	252,947
9,560	Symantec Corp.	255,061
853	SYNNEX Corp.(a)	42,241
1,721	Tech Data Corp.(a)	88,356
3,767	Total System Services, Inc.	103,253
2,469	Unisys Corp.(a)	64,046
5,159	Vishay Intertechnology, Inc.(a)	74,238
13,068	Yahoo!, Inc.(a)	367,080
		3,689,939
	Materials - 7.6%
3,072	Allegheny Technologies, Inc.	84,695
1,711	Ashland, Inc.	148,583
3,186	Avery Dennison Corp.	142,510
2,585	Bemis Co., Inc.	106,476
1,712	Cabot Corp.	70,226
6,072	Commercial Metals Co.	94,055
3,420	Crown Holdings, Inc.(a)	149,899
833	Cytec Industries, Inc.	64,891
2,097	Eastman Chemical Co.	168,662
6,470	Huntsman Corp.	116,589
664	Martin Marietta Materials, Inc.	66,134
4,566	MeadWestvaco Corp.	168,714
6,055	Owens-Illinois, Inc.(a)	180,136
1,644	Packaging Corp. of America	88,431
1,323	Rockwood Holdings, Inc.	89,607
2,864	RPM International, Inc.	100,927
1,362	Scotts Miracle-Gro Co. (The), Class A	68,441
5,318	Sealed Air Corp.	144,862
2,331	Sonoco Products Co.	89,720
7,657	Steel Dynamics, Inc.	119,143
11,114	United States Steel Corp.	192,828
2,600	Vulcan Materials Co.	122,668
		2,578,197
	Telecommunication Services - 1.8%
33,886	NII Holdings, Inc.(a)	243,301
3,868	Telephone & Data Systems, Inc.	102,541
30,617	Windstream Corp.	255,652
		601,494

	Utilities - 9.9%
2,545	AGL Resources, Inc.	$116,536
2,505	Alliant Energy Corp.	132,690
2,311	Atmos Energy Corp.	102,239
13,230	CenterPoint Energy, Inc.	328,369
4,500	Great Plains Energy, Inc.	108,855
1,822	Hawaiian Electric Industries, Inc.	48,574
1,960	Integrys Energy Group, Inc.	123,088
3,644	MDU Resources Group, Inc.	102,178
1,593	National Fuel Gas Co.	103,274
8,846	NiSource, Inc.	271,749
6,458	NV Energy, Inc.	152,603
4,456	OGE Energy Corp.	166,654
5,083	ONEOK, Inc.	269,145
10,879	Pepco Holdings, Inc.	223,563
3,201	Pinnacle West Capital Corp.	188,539
2,638	PNM Resources, Inc.	61,940
2,394	Portland General Electric Co.	75,890
3,902	Questar Corp.	93,102
3,160	SCANA Corp.	164,036
7,514	TECO Energy, Inc.	132,772
3,456	UGI Corp.	145,117
1,901	Vectren Corp.	70,375
3,319	Westar Energy, Inc.	111,485
1,631	WGL Holdings, Inc.	74,977
		3,367,750
	Total Investments (Cost $27,898,421)(b)-100.0%	33,837,429
	Other assets less liabilities-0.0%	3,396
	Net Assets-100.0%	$33,840,825

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,966,084. The net unrealized appreciation was $5,871,345 which consisted of aggregate gross unrealized appreciation of $6,632,920 and aggregate gross unrealized depreciation of $761,575.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.8%
2,064	American Axle & Manufacturing Holdings, Inc.(a)	$40,145
362	Arbitron, Inc.	16,638
293	Ascent Capital Group, Inc., Class A(a)	22,769
718	Bally Technologies, Inc.(a)	51,466
201	Blue Nile, Inc.(a)	7,805
535	Bravo Brio Restaurant Group, Inc.(a)	8,742
1,084	Buckle, Inc. (The)	60,682
2,217	Burger King Worldwide, Inc.	42,544
1,026	Cabela’s, Inc.(a)	70,425
430	Capella Education Co.(a)	21,074
289	Carriage Services, Inc.	5,422
1,018	Carter’s, Inc.	72,604
138	Cavco Industries, Inc.(a)	7,561
3,290	Chico’s FAS, Inc.	56,358
407	Choice Hotels International, Inc.	16,919
285	Churchill Downs, Inc.	23,145
3,316	Cinemark Holdings, Inc.	96,562
644	Core-Mark Holding Co., Inc.	40,347
422	Destination Maternity Corp.	12,685
1,790	DeVry, Inc.	53,843
2,268	Digital Generation, Inc.(a)	17,577
424	DineEquity, Inc.	29,540
2,677	DreamWorks Animation SKG, Inc., Class A(a)	66,283
1,035	Dunkin’ Brands Group, Inc.	44,712
229	Einstein Noah Restaurant Group, Inc.	3,717
835	Genesco, Inc.(a)	58,767
3,459	Gentex Corp.	78,104
578	G-III Apparel Group Ltd.(a)	29,744
440	Gordmans Stores, Inc.(a)	6,156
2,879	Guess?, Inc.	96,965
367	Hibbett Sports, Inc.(a)	21,525
1,841	Hillenbrand, Inc.	45,638
651	HSN, Inc.	39,099
338	Ignite Restaurant Group, Inc.(a)	5,411
1,494	John Wiley & Sons, Inc., Class A	67,424
858	Jos. A. Bank Clothiers, Inc.(a)	35,058
808	Krispy Kreme Doughnuts, Inc.(a)	16,984
1,139	LeapFrog Enterprises, Inc.(a)	13,121
1,189	Life Time Fitness, Inc.(a)	63,362
1,236	Lions Gate Entertainment Corp.(a)	40,207
264	Loral Space & Communications, Inc.	16,497
834	Madison Square Garden Co. (The), Class A(a)	49,181
1,237	Marriott Vacations Worldwide Corp.(a)	54,428
568	MDC Partners, Inc., Class A (Canada)	13,978
894	Outerwall, Inc.(a)	49,393
588	Overstock.com, Inc.(a)	19,998
577	PetMed Express, Inc.	9,665
1,119	Pier 1 Imports, Inc.	26,296
80	Remy International, Inc.	1,663
2,434	Sally Beauty Holdings, Inc.(a)	74,261
945	Select Comfort Corp.(a)	21,593
983	Six Flags Entertainment Corp.	36,165
1,143	Smith & Wesson Holding Corp.(a)	13,533
1,262	Sotheby’s	56,790
707	Strayer Education, Inc.	31,292
742	Tempur-Sealy International, Inc.(a)	29,420
207	Tilly’s, Inc., Class A(a)	3,039
1,052	Tupperware Brands Corp.	88,663
497	Universal Electronics, Inc.(a)	15,323
654	Vail Resorts, Inc.	43,805
2,244	Valassis Communications, Inc.	64,246
1,694	Weight Watchers International, Inc. (Luxembourg)	80,380
12,255	Wendy’s Co. (The)	87,133
1,800	WMS Industries, Inc.(a)	46,350
984	Wolverine World Wide, Inc.	56,590
569	Zumiez, Inc.(a)	15,687
		2,512,499
	Consumer Staples - 5.8%
66	Alico, Inc.	3,024
1,054	Andersons, Inc. (The)	62,523
303	Calavo Growers, Inc.	8,229
563	Cal-Maine Foods, Inc.(a)	28,533
1,598	Casey’s General Stores, Inc.	105,836
1,070	Diamond Foods, Inc.(a)	21,817
3,978	Flowers Foods, Inc.	91,335
637	Hain Celestial Group, Inc. (The)(a)	46,476
340	Inter Parfums, Inc.	11,213
272	J & J Snack Foods Corp.	21,673
1,066	Nu Skin Enterprises, Inc., Class A	89,160
669	Sanderson Farms, Inc.	47,258
7	Seaboard Corp.	19,740
700	Spectrum Brands Holdings, Inc.	39,494
1,254	Susser Holdings Corp.(a)	64,857
1,075	TreeHouse Foods, Inc.(a)	76,314
1,617	United Natural Foods, Inc.(a)	94,756
160	USANA Health Sciences, Inc.(a)	13,219
317	WD-40 Co.	18,231
521	WhiteWave Foods Co., Class A(a)	9,738
		873,426
	Energy - 5.8%
2,042	Abraxas Petroleum Corp.(a)	4,983
972	Berry Petroleum Co., Class A	39,415
970	Bristow Group, Inc.	65,970
797	Carrizo Oil & Gas, Inc.(a)	25,241
269	Clayton Williams Energy, Inc.(a)	15,314
1,389	Dresser-Rand Group, Inc.(a)	84,548
464	Dril-Quip, Inc.(a)	42,182
698	Goodrich Petroleum Corp.(a)	13,276
1,481	Green Plains Renewable Energy, Inc.(a)	24,525
1,014	Matrix Service Co.(a)	16,072
437	Mitcham Industries, Inc.(a)	7,398
98	Panhandle Oil and Gas, Inc., Class A	2,917
688	PDC Energy, Inc.(a)	37,943
717	Rosetta Resources, Inc.(a)	32,702
1,205	SemGroup Corp., Class A	68,010
1,217	SM Energy Co.	83,644
1,309	Targa Resources Corp.	89,235
5,067	Ultra Petroleum Corp.(a)	109,701

1,623	VAALCO Energy, Inc.(a)	$10,063
2,997	Warren Resources, Inc.(a)	8,601
2,395	Western Refining, Inc.	72,161
2,921	Willbros Group, Inc.(a)	20,973
		874,874
	Financials - 21.5%
943	Acadia Realty Trust REIT	24,311
183	American Capital Mortgage Investment Corp. REIT	3,583
9,940	Anworth Mortgage Asset Corp. REIT	48,308
181	Apollo Residential Mortgage, Inc. REIT	2,901
688	Bancorp, Inc. (The)(a)	10,320
136	Bank of Kentucky Financial Corp. (The)	3,733
125	Bank of Marin Bancorp	5,269
981	BankUnited, Inc.	29,665
1,330	BBCN Bancorp, Inc.	19,431
699	Berkshire Hills Bancorp, Inc.	18,244
184	BNC Bancorp	2,442
1,790	BRE Properties, Inc. REIT	94,977
147	Bridge Bancorp, Inc.	3,152
2,222	Brown & Brown, Inc.	73,304
332	Bryn Mawr Bank Corp.	9,283
5,757	Capitol Federal Financial, Inc.	72,596
5,792	Capstead Mortgage Corp. REIT	68,461
840	Cash America International, Inc.	35,280
242	Center Bancorp, Inc.	3,647
578	Centerstate Banks, Inc.	5,699
838	Citizens, Inc.(a)	5,983
142	CNB Financial Corp.	2,539
386	Cohen & Steers, Inc.	13,267
1,125	Columbia Banking System, Inc.	28,103
1,226	Community Bank System, Inc.	41,120
3,007	Corporate Office Properties Trust REIT	76,618
2,351	Corrections Corp. of America REIT	77,701
2,167	CubeSmart REIT	35,105
1,650	DFC Global Corp.(a)	25,559
90	Diamond Hill Investment Group	9,318
3,103	Douglas Emmett, Inc. REIT	77,606
3,202	East West Bancorp, Inc.	98,718
648	EastGroup Properties, Inc. REIT	40,085
1,922	Eaton Vance Corp.	77,783
1,972	Education Realty Trust, Inc. REIT	18,596
552	Encore Capital Group, Inc.(a)	21,451
330	Enterprise Financial Services Corp.	6,115
1,409	EPR Properties REIT	70,985
1,580	Equity One, Inc. REIT	36,561
501	Erie Indemnity Co., Class A	40,265
2,296	First Financial Bancorp	36,989
621	First Financial Bankshares, Inc.	38,285
300	First Financial Holdings, Inc.	16,632
1,859	First Industrial Realty Trust, Inc. REIT(a)	30,413
135	First of Long Island Corp. (The)	4,857
2,021	First Potomac Realty Trust REIT	27,425
1,008	Flushing Financial Corp.	19,112
118	GAMCO Investors, Inc., Class A	6,656
244	German American Bancorp, Inc.	6,752
809	Getty Realty Corp. REIT	16,657
772	Gladstone Investment Corp.	5,543
2,918	Glimcher Realty Trust REIT	32,798
581	Greenhill & Co., Inc.	29,248
266	Heritage Financial Corp.	4,227
4,635	Hersha Hospitality Trust REIT	27,207
271	Home Federal Bancorp, Inc.	3,799
1,227	Home Properties, Inc. REIT	78,295
647	Independent Bank Corp.	24,094
1,222	Kilroy Realty Corp. REIT	63,960
510	Lakeland Financial Corp.	16,091
2,347	LaSalle Hotel Properties REIT	63,228
5,047	Lexington Realty Trust REIT	63,289
1,740	LPL Financial Holdings, Inc.	66,224
525	LTC Properties, Inc. REIT	20,302
467	Manning & Napier, Inc.	8,383
211	Marlin Business Services Corp.	4,828
3,060	Meadowbrook Insurance Group, Inc.	23,225
417	Medley Capital Corp.	6,088
887	Mid-America Apartment Communities, Inc. REIT	59,917
134	MidWestOne Financial Group, Inc.	3,496
851	Monmouth Real Estate Investment Corp., Class A REIT	8,323
237	National Health Investors, Inc. REIT	14,834
167	National Interstate Corp.	4,551
693	New York Mortgage Trust, Inc. REIT	4,463
477	NewStar Financial, Inc.(a)	7,346
289	Nicholas Financial, Inc.	4,500
5,353	NorthStar Realty Finance Corp. REIT	52,459
210	OmniAmerican Bancorp, Inc.(a)	4,964
283	Pacific Premier Bancorp, Inc.(a)	3,688
804	Park Sterling Corp.(a)	5,387
933	Pinnacle Financial Partners, Inc.(a)	26,572
1,055	Post Properties, Inc. REIT	49,079
1,694	PrivateBancorp, Inc.	39,961
1,394	ProAssurance Corp.	74,621
407	PS Business Parks, Inc. REIT	29,821
4,372	Resource Capital Corp. REIT	29,030
694	Rockville Financial, Inc.	9,091
1,118	Ryman Hospitality Properties, Inc. REIT	41,646
535	Safeguard Scientifics, Inc.(a)	7,998
296	Saul Centers, Inc. REIT	13,432
2,314	SEI Investments Co.	73,146
337	Select Income REIT	9,092
681	Southside Bancshares, Inc.	17,018
649	Sovran Self Storage, Inc. REIT	44,846
1,308	Spirit Realty Capital, Inc. REIT	11,942
550	St. Joe Co. (The)(a)	12,474
1,221	Summit Hotel Properties, Inc. REIT	12,357
596	Sun Communities, Inc. REIT	28,858
811	Taubman Centers, Inc. REIT	59,381
3,894	TD Ameritrade Holding Corp.	105,255
1,205	TFS Financial Corp.(a)	14,062
547	Thomas Properties Group, Inc.	3,096
2,416	Tower Group International Ltd.	52,838
1,053	UMB Financial Corp.	62,969
437	United Financial Bancorp, Inc.	6,822
139	Universal Health Realty Income Trust REIT	6,042
2,290	Washington REIT	61,555
233	Washington Banking Co.	3,390
1,460	Western Alliance Bancorp(a)	25,886
337	Whitestone REIT	5,453
340	World Acceptance Corp.(a)	28,315
		3,222,667
	Health Care - 9.2%
3,742	Alere, Inc.(a)	124,983
497	Almost Family, Inc.	9,508

221	Analogic Corp.	$15,777
999	AngioDynamics, Inc.(a)	11,938
453	ArthroCare Corp.(a)	16,426
551	Bio-Rad Laboratories, Inc., Class A(a)	67,216
2,060	BioScrip, Inc.(a)	33,475
2,416	Brookdale Senior Living, Inc.(a)	70,354
350	Capital Senior Living Corp.(a)	8,064
435	Chemed Corp.	30,707
288	Chindex International, Inc.(a)	4,931
208	Computer Programs & Systems, Inc.	11,594
600	Cooper Cos., Inc. (The)	76,410
271	CorVel Corp.(a)	9,184
1,289	Covance, Inc.(a)	106,342
742	CryoLife, Inc.	5,253
143	Cynosure, Inc., Class A(a)	4,073
909	Emergent Biosolutions, Inc.(a)	16,080
306	Exactech, Inc.(a)	6,607
940	Greatbatch, Inc.(a)	35,532
914	Haemonetics Corp.(a)	38,589
1,002	Hanger, Inc.(a)	36,994
2,429	HealthSouth Corp.(a)	79,088
235	ICU Medical, Inc.(a)	16,847
529	Integra LifeSciences Holdings(a)	20,837
245	Landauer, Inc.	12,071
669	LHC Group, Inc.(a)	15,347
848	Meridian Bioscience, Inc.	20,971
1,219	Merit Medical Systems, Inc.(a)	16,018
1,587	Molina Healthcare, Inc.(a)	58,909
757	Natus Medical, Inc.(a)	9,682
647	Nektar Therapeutics(a)	7,253
597	OraSure Technologies, Inc.(a)	2,645
2,488	Patterson Cos., Inc.	101,734
8,293	PDL BioPharma, Inc.	67,339
812	Rigel Pharmaceuticals, Inc.(a)	3,094
3,283	Select Medical Holdings Corp.	29,448
934	Targacept, Inc.(a)	4,670
2,939	VCA Antech, Inc.(a)	84,526
720	West Pharmaceutical Services, Inc.	53,107
949	Wright Medical Group, Inc.(a)	26,022
		1,369,645
	Industrials - 16.6%
1,411	A.O. Smith Corp.	58,303
466	AAON, Inc.	10,052
2,421	AAR Corp.	58,685
1,380	Actuant Corp., Class A	48,728
1,237	Aegion Corp.(a)	28,228
620	Aerovironment, Inc.(a)	14,018
729	Altra Holdings, Inc.	18,181
227	American Science & Engineering, Inc.	13,799
1,010	API Technologies Corp.(a)	3,080
1,115	Applied Industrial Technologies, Inc.	58,158
3,168	Babcock & Wilcox Co. (The)	96,751
139	Barrett Business Services, Inc.	9,766
1,219	Beacon Roofing Supply, Inc.(a)	49,723
1,390	Blount International, Inc.(a)	18,320
410	Chart Industries, Inc.(a)	46,617
862	CLARCOR, Inc.	47,393
1,333	Copart, Inc.(a)	43,336
439	Cubic Corp.	22,191
1,998	Donaldson Co., Inc.	72,427
1,017	Douglas Dynamics, Inc.	14,614
1,044	Dun & Bradstreet Corp. (The)	108,190
407	Dynamic Materials Corp.	7,892
1,658	EnerSys	87,741
593	ESCO Technologies, Inc.	20,536
997	Esterline Technologies Corp.(a)	81,196
211	Exponent, Inc.	13,951
1,598	Flow International Corp.(a)	6,168
482	Forward Air Corp.	17,627
673	Franklin Electric Co., Inc.	25,076
1,369	Furmanite Corp.(a)	10,254
1,370	GenCorp, Inc.(a)	23,989
791	Generac Holdings, Inc.	34,290
327	Gorman-Rupp Co. (The)	11,357
296	GP Strategies Corp.(a)	7,817
855	Graco, Inc.	59,662
1,714	Great Lakes Dredge & Dock Corp.	13,181
1,149	Healthcare Services Group, Inc.	28,277
1,861	Hexcel Corp.(a)	65,526
1,117	Hub Group, Inc., Class A(a)	42,725

664	Huron Consulting Group, Inc.(a)	33,824
92	Hyster-Yale Materials Handling, Inc.	5,981
905	ICF International, Inc.(a)	30,218
1,611	IDEX Corp.	96,096
1,359	Interface, Inc.	25,807
930	Kaman Corp.	35,210
1,622	KAR Auction Services, Inc.	41,264
2,852	Kratos Defense & Security Solutions, Inc.(a)	19,222
844	Landstar System, Inc.	45,627
1,509	Lincoln Electric Holdings, Inc.	89,091
336	LMI Aerospace, Inc.(a)	6,213
916	Macquarie Infrastructure Co. LLC (Australia)	53,476
850	Marten Transport Ltd.	14,586
669	Nordson Corp.	48,275
1,294	Old Dominion Freight Line, Inc.(a)	56,522
66	Preformed Line Products Co.	4,815
386	RBC Bearings, Inc.(a)	21,176
948	Regal-Beloit Corp.	61,317
3,114	Swift Transportation Co.(a)	55,554
953	TAL International Group, Inc.	38,358
479	Taser International, Inc.(a)	4,254
837	Teledyne Technologies, Inc.(a)	67,102
405	Tennant Co.	20,898
1,764	Tetra Tech, Inc.(a)	41,630
207	TRC Cos., Inc.(a)	1,718
327	UniFirst Corp.	32,053
429	US Ecology, Inc.	13,115
840	WABCO Holdings, Inc.(a)	66,410
694	Watsco, Inc.	64,785
		2,492,422
	Information Technology - 13.4%
394	ACI Worldwide, Inc.(a)	18,656
945	Actuate Corp.(a)	6,974
1,724	ADTRAN, Inc.	45,565
551	Alpha & Omega Semiconductor Ltd.(a)	4,215
10,156	Atmel Corp.(a)	80,232
222	Badger Meter, Inc.	10,576
628	Blackbaud, Inc.	22,037
631	Blucora, Inc.(a)	12,620
1,504	Booz Allen Hamilton Holding Corp.	32,156
1,672	Brooks Automation, Inc.	16,419
679	Cabot Microelectronics Corp.(a)	25,109
165	Cass Information Systems, Inc.	9,110

500	Cognex Corp.	$26,555
467	Coherent, Inc.	26,470
283	Computer Task Group, Inc.	5,264
979	Comtech Telecommunications Corp.	26,511
414	Cray, Inc.(a)	9,592
849	Dice Holdings, Inc.(a)	7,361
1,187	Diodes, Inc.(a)	32,536
742	DST Systems, Inc.	51,962
304	DTS, Inc.(a)	6,883
835	EPIQ Systems, Inc.	10,863
1,475	Euronet Worldwide, Inc.(a)	54,295
609	Exar Corp.(a)	7,923
369	Forrester Research, Inc.	12,945
1,401	Global Payments, Inc.	64,880
480	GSI Technology, Inc.(a)	3,336
11,179	GT Advanced Technologies, Inc.(a)	58,019
1,109	Heartland Payment Systems, Inc.	41,377
1,303	IAC/InterActiveCorp.	65,945
1,113	Integrated Silicon Solution, Inc.(a)	13,323
461	InterDigital, Inc.	18,316
1,113	Internap Network Services Corp.(a)	9,071
2,257	IntraLinks Holdings, Inc.(a)	21,441
1,565	Itron, Inc.(a)	67,483
3,677	JDSU(a)	53,942
1,676	Kopin Corp.(a)	6,218
2,081	Kulicke & Soffa Industries, Inc. (Singapore)(a)	24,285
248	KVH Industries, Inc.(a)	3,470
3,235	Lattice Semiconductor Corp.(a)	16,693
2,162	Limelight Networks, Inc.(a)	5,189
1,562	LTX-Credence Corp.(a)	8,372
1,312	Magnachip Semiconductor Corp. (South Korea)(a)	26,975
167	Manhattan Associates, Inc.(a)	14,753
1,486	ManTech International Corp., Class A	43,896
642	MAXIMUS, Inc.	24,146
312	Measurement Specialties, Inc.(a)	15,531
2,464	Mentor Graphics Corp.	50,586
943	Micrel, Inc.	10,005
115	MicroStrategy, Inc., Class A(a)	10,926
1,282	MKS Instruments, Inc.	34,768
560	Move, Inc.(a)	7,778
309	MTS Systems Corp.	19,482
999	NETGEAR, Inc.(a)	29,780
2,612	OmniVision Technologies, Inc.(a)	42,471
582	Oplink Communications, Inc.(a)	11,727
321	OSI Systems, Inc.(a)	22,595
356	PC Connection, Inc.	6,038
742	Perficient, Inc.(a)	10,128
705	Plantronics, Inc.	32,775
6,471	PMC - Sierra, Inc.(a)	42,741
6,549	Polycom, Inc.(a)	62,608
1,289	Progress Software Corp.(a)	32,985
1,868	PTC, Inc.(a)	50,585
1,541	QuinStreet, Inc.(a)	14,347
2,119	Rambus, Inc.(a)	20,660
353	Rosetta Stone, Inc.(a)	5,768
635	SeaChange International, Inc.(a)	7,480
561	Silicon Graphics International Corp.(a)	10,558
578	Silicon Laboratories, Inc.(a)	22,577
728	SS&C Technologies Holdings, Inc.(a)	26,048
147	Stamps.com, Inc.(a)	5,859
2,007	Sykes Enterprises, Inc.(a)	35,243
292	Tessco Technologies, Inc.	9,356
8,778	TriQuint Semiconductor, Inc.(a)	70,136
3,623	TTM Technologies, Inc.(a)	33,477
159	Tyler Technologies, Inc.(a)	11,865
773	ViaSat, Inc.(a)	51,629
1,047	WebMD Health Corp.(a)	34,561
		2,007,032
	Materials - 6.4%
1,592	AptarGroup, Inc.	92,957
399	Arabian American Development Co.(a)	3,567
943	Axiall Corp.	41,568
1,127	Berry Plastics Group, Inc.(a)	25,989
992	Buckeye Technologies, Inc.	36,922
131	Chase Corp.	3,635
849	Clearwater Paper Corp.(a)	41,533
779	Compass Minerals International, Inc.	58,892
108	Deltic Timber Corp.	6,516
393	Eagle Materials, Inc.	26,520
3,073	Golden Minerals Co.(a)	4,210

12,309	Golden Star Resources Ltd.(a)	6,155
7,450	Graphic Packaging Holding Co.(a)	64,070
235	Handy & Harman Ltd.(a)	4,597
231	Hawkins, Inc.	8,951
300	Haynes International, Inc.	14,430
428	Innospec, Inc.	18,370
675	Kaiser Aluminum Corp.	44,044
748	Koppers Holdings, Inc.	28,910
1,571	Kraton Performance Polymers, Inc.(a)	31,891
673	Kronos Worldwide, Inc.	11,131
727	Landec Corp.(a)	10,970
2,251	Omnova Solutions, Inc.(a)	18,143
1,895	PolyOne Corp.	54,785
296	Quaker Chemical Corp.	19,527
779	Schweitzer-Mauduit International, Inc.	42,175
1,391	Silgan Holdings, Inc.	67,102
435	Stepan Co.	26,039
2,940	Stillwater Mining Co.(a)	35,574
18,031	Thompson Creek Metals Co., Inc.(a)	53,732
147	US Silica Holdings, Inc.	3,557
318	Westlake Chemical Corp.	33,078
798	Zep, Inc.	10,438
765	Zoltek Cos., Inc.(a)	10,657
		960,635
	Telecommunication Services - 1.6%
260	Atlantic Tele-Network, Inc.	13,260
840	IDT Corp., Class B	17,363
3,457	Level 3 Communications, Inc.(a)	76,227
687	Lumos Networks Corp.	13,018
707	Shenandoah Telecommunications Co.	13,624
2,963	tw telecom, inc.(a)	88,238
6,691	Vonage Holdings Corp.(a)	21,545
		243,275
	Utilities - 2.9%
473	American States Water Co.	30,376
2,894	Aqua America, Inc.	97,991
229	Artesian Resources Corp., Class A	5,391
10,238	Atlantic Power Corp.	43,614
318	Chesapeake Utilities Corp.	18,848
1,857	Cleco Corp.	90,083
265	Connecticut Water Service, Inc.	7,923
1,230	El Paso Electric Co.	46,457

523	Ormat Technologies, Inc. (Israel)	$12,045
1,783	UIL Holdings Corp.	72,818
319	York Water Co. (The)	6,724
		432,270
	Total Common Stocks and Other Equity Interests (Cost $12,959,068)	14,988,745

	Money Market Fund - 0.5%
83,034	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $83,034)	83,034

	Total Investments (Cost $13,042,102)(b)-100.5%	15,071,779
	Liabilities in excess of other assets-(0.5)%	(79,431)
	Net Assets-100.0%	$14,992,348

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,068,008. The net unrealized appreciation was $2,003,771 which consisted of aggregate gross unrealized appreciation of $2,398,416 and aggregate gross unrealized depreciation of $394,645.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.8%
515	AFC Enterprises, Inc.(a)	$18,952
1,558	AMC Networks, Inc., Class A(a)	106,349
712	American Public Education, Inc.(a)	28,131
465	America’s Car-Mart, Inc.(a)	20,125
8,591	Ascena Retail Group, Inc.(a)	164,002
1,432	BJ’s Restaurants, Inc.(a)	51,037
1,198	Black Diamond, Inc.(a)	12,387
1,567	Bloomin’ Brands, Inc.(a)	36,981
2,450	Bridgepoint Education, Inc.(a)	39,494
691	Buffalo Wild Wings, Inc.(a)	71,574
5,090	Crocs, Inc.(a)	69,580
2,586	Deckers Outdoor Corp.(a)	141,790
4,219	Dick’s Sporting Goods, Inc.	216,899
1,071	Dorman Products, Inc.	50,423
1,504	DSW, Inc., Class A	113,988
593	Five Below, Inc.(a)	23,044
1,740	Fossil Group, Inc.(a)	191,226
995	Francesca’s Holdings Corp.(a)	24,736
726	Gentherm, Inc.(a)	14,810
4,354	GNC Holdings, Inc., Class A	229,804
1,490	Grand Canyon Education, Inc.(a)	50,392
4,895	Groupon, Inc.(a)	43,370
598	HomeAway, Inc.(a)	18,006
4,793	Iconix Brand Group, Inc.(a)	157,402
1,381	iRobot Corp.(a)	48,280
739	Jamba, Inc.(a)	10,812
1,565	K12, Inc.(a)	48,672
664	Lumber Liquidators Holdings, Inc.(a)	64,288
637	Mattress Firm Holding Corp.(a)	26,021
1,374	Monro Muffler Brake, Inc.	59,096
565	Morningstar, Inc.	43,064
4,917	National CineMedia, Inc.	89,047
840	Panera Bread Co., Class A(a)	140,322
2,070	Polaris Industries, Inc.	232,130
981	Rue21, Inc.(a)	40,986
2,669	Scripps Networks Interactive, Inc., Class A	188,885
2,203	SHFL entertainment, Inc.(a)	50,118
1,252	Shutterfly, Inc.(a)	67,095
1,497	Skullcandy, Inc.(a)	8,263
1,490	Steven Madden Ltd.(a)	76,616
439	Sturm Ruger & Co., Inc.	22,332
253	Tesla Motors, Inc.(a)	33,973
3,380	Texas Roadhouse, Inc.	82,607
1,335	TripAdvisor, Inc.(a)	100,152
428	Tumi Holdings, Inc.(a)	10,238
1,572	Under Armour, Inc., Class A(a)	105,528
4,461	Urban Outfitters, Inc.(a)	189,860
732	Vera Bradley, Inc.(a)	17,744
1,178	Vitamin Shoppe, Inc.(a)	56,579
1,175	Zagg, Inc.(a)	5,323
		3,712,533
	Consumer Staples - 3.2%
2,770	B&G Foods, Inc.	96,507
187	Boston Beer Co., Inc. (The), Class A(a)	33,469
3,422	Boulder Brands, Inc.(a)	44,178
557	Chefs’ Warehouse, Inc. (The)(a)	11,168
7,707	Darling International, Inc.(a)	156,452
1,539	Fresh Market, Inc. (The)(a)	81,228
3,184	Green Mountain Coffee Roasters, Inc.(a)	245,741
2,620	Harbinger Group, Inc.(a)	20,855
619	Medifast, Inc.(a)	16,924
658	PriceSmart, Inc.	59,898
3,086	Snyders-Lance, Inc.	97,672
		864,092
	Energy - 5.8%
1,465	Approach Resources, Inc.(a)	38,808
3,363	Atwood Oceanics, Inc.(a)	189,471
409	Bonanza Creek Energy, Inc.(a)	16,663
5,483	BPZ Resources, Inc.(a)	13,214
1,925	C&J Energy Services, Inc.(a)	37,249
821	CARBO Ceramics, Inc.	72,133
386	Cheniere Energy, Inc.(a)	11,028
2,168	Clean Energy Fuels Corp.(a)	27,989
2,761	Cobalt International Energy, Inc.(a)	79,655
1,067	Contango Oil & Gas Co.	41,250
587	Continental Resources, Inc.(a)	54,180
678	CVR Energy, Inc.	31,995
2,283	Delek US Holdings, Inc. (Israel)	69,061
1,905	Forum Energy Technologies, Inc.(a)	55,016
201	Geospace Technologies Corp.(a)	14,956
1,420	Gulfport Energy Corp.(a)	75,544
1,317	Halcon Resources Corp.(a)	7,217
6,034	Kodiak Oil & Gas Corp.(a)	58,590
1,106	Laredo Petroleum Holdings, Inc.(a)	24,233
6,187	Magnum Hunter Resources Corp.(a)	23,696
1,622	Matador Resources Co.(a)	21,248
2,998	Midstates Petroleum Co., Inc.(a)	17,988
3,247	Miller Energy Resources, Inc.(a)	16,203
2,333	Northern Oil and Gas, Inc.(a)	30,819
3,716	Nuverra Environmental Solutions, Inc.(a)	10,962
1,346	Oasis Petroleum, Inc.(a)	56,586
1,782	PBF Energy, Inc.	40,790
3,066	Renewable Energy Group, Inc.(a)	47,768
3,689	Resolute Energy Corp.(a)	30,877
1,649	Rex Energy Corp.(a)	31,644
414	RigNet, Inc.(a)	11,302
2,720	RPC, Inc.	38,950
615	Sanchez Energy Corp.(a)	14,545
34,123	SandRidge Energy, Inc.(a)	184,947
884	Solazyme, Inc.(a)	9,963
1,857	Triangle Petroleum Corp.(a)	13,185
21,993	Vantage Drilling Co.(a)	40,467
		1,560,192
	Financials - 21.3%
1,054	1st United Bancorp, Inc.	8,200
86	Alexander’s, Inc. REIT	25,972
1,766	American Assets Trust, Inc. REIT	57,218
3,717	American Campus Communities, Inc. REIT	142,770
1,339	AmTrust Financial Services, Inc.	55,743
1,923	Apollo Commercial Real Estate Finance, Inc. REIT	30,826

4,603	ARMOUR Residential REIT, Inc	$20,529
2,365	Associated Estates Realty Corp. REIT	36,137
1,130	Bank of the Ozarks, Inc.	53,991
1,208	Beneficial Mutual Bancorp, Inc.(a)	10,413
414	BofI Holding, Inc.(a)	22,460
1,749	Campus Crest Communities, Inc. REIT	19,851
583	Capital Bank Financial Corp., Class A(a)	11,135
1,257	Cardinal Financial Corp.	20,565
2,697	CBOE Holdings, Inc.	135,120
1,110	Chatham Lodging Trust REIT	19,381
2,159	Chesapeake Lodging Trust REIT	49,463
1,384	Colony Financial, Inc. REIT	28,068
650	Coresite Realty Corp. REIT	22,074
194	Credit Acceptance Corp.(a)	21,823
13,327	CYS Investments, Inc. REIT	110,614
2,816	DuPont Fabros Technology, Inc. REIT	64,515
3,482	Dynex Capital, Inc. REIT	33,462
764	Eagle Bancorp, Inc.(a)	20,070
1,126	eHealth, Inc.(a)	34,613
2,754	Equity Lifestyle Properties, Inc. REIT	106,001
4,162	Everbank Financial Corp.	64,594
681	Evercore Partners, Inc., Class A	32,293
1,421	Excel Trust, Inc. REIT	18,445
3,283	Extra Space Storage, Inc. REIT	138,050
3,773	EZCORP, Inc., Class A(a)	68,216
483	Fidus Investment Corp.	9,390
592	Financial Engines, Inc.	28,262
914	First Cash Financial Services, Inc.(a)	48,808
824	First Connecticut Bancorp, Inc.	12,360
358	Fox Chase Bancorp, Inc.	6,272
524	Franklin Financial Corp.	9,573
4,253	Geo Group, Inc. (The) REIT	147,664
2,558	Government Properties Income Trust REIT	64,641
1,871	Green Dot Corp., Class A(a)	43,557
6,768	Hancock Holding Co.	221,720
9,235	Hatteras Financial Corp. REIT	185,531
5,073	Healthcare Trust of America, Inc., Class A REIT	55,549
3,721	Hercules Technology Growth Capital, Inc.	51,871
922	HFF, Inc., Class A	19,362
2,060	Home BancShares, Inc.	56,279
1,485	Howard Hughes Corp. (The)(a)	162,177
1,293	Hudson Pacific Properties, Inc. REIT	28,058
2,512	IBERIABANK Corp.	147,706
1,356	ICG Group, Inc.(a)	16,448
912	INTL FCStone, Inc.(a)	16,881
9,433	Invesco Mortgage Capital, Inc. REIT(b)	154,984
2,171	Investors Bancorp, Inc.	48,196
891	Kennedy-Wilson Holdings, Inc.	15,236
782	MarketAxess Holdings, Inc.	40,429
6,246	Medical Properties Trust, Inc. REIT	91,192
217	Meridian Interstate Bancorp, Inc.(a)	4,440
5,686	National Retail Properties, Inc. REIT	198,953
805	Northfield Bancorp, Inc.	9,435
2,745	Ocwen Financial Corp.(a)	130,717
5,230	OMEGA Healthcare Investors, Inc. REIT	166,471
2,494	Oritani Financial Corp.	40,552
3,103	Pebblebrook Hotel Trust REIT	82,695
2,395	PennyMac Mortgage Investment Trust REIT	52,882
489	Portfolio Recovery Associates, Inc.(a)	73,013
3,073	Prosperity Bancshares, Inc.	181,368
1,338	Realogy Holdings Corp.(a)	60,156
2,402	Retail Opportunity Investments Corp. REIT	32,907
7,234	RLJ Lodging Trust REIT	175,207
1,911	Signature Bank(a)	174,952
691	STAG Industrial, Inc. REIT	14,324
5,702	Starwood Property Trust, Inc. REIT	144,831
3,942	Stifel Financial Corp.(a)	148,416
2,765	SVB Financial Group(a)	241,163
3,313	Tanger Factory Outlet Centers, Inc. REIT	107,441
524	Tejon Ranch Co.(a)	17,706
545	Terreno Realty Corp. REIT	9,995
433	Territorial Bancorp, Inc.	9,846
1,658	Texas Capital Bancshares, Inc.(a)	75,422
7,286	Two Harbors Investment Corp. REIT	73,079
1,385	ViewPoint Financial Group, Inc.	29,874
85	Virtus Investment Partners, Inc.(a)	15,853
4,183	Waddell & Reed Financial, Inc., Class A	213,584
570	Walker & Dunlop, Inc.(a)	10,511
1,058	Walter Investment Management Corp.(a)	42,098
320	Westwood Holdings Group, Inc.	15,917
		5,718,566
	Health Care - 14.6%
442	Abaxis, Inc.	18,608
569	Abiomed, Inc.(a)	14,271
1,884	Accretive Health, Inc.(a)	18,802
4,601	Accuray, Inc.(a)	28,572
565	Acorda Therapeutics, Inc.(a)	21,453
1,144	Air Methods Corp.	38,427
811	Akorn, Inc.(a)	11,508
1,458	Align Technology, Inc.(a)	62,752
10,807	Allscripts Healthcare Solutions, Inc.(a)	170,859
365	Alnylam Pharmaceuticals, Inc.(a)	16,852
2,703	Alphatec Holdings, Inc.(a)	6,217
652	AMAG Pharmaceuticals, Inc.(a)	14,670
703	Ariad Pharmaceuticals, Inc.(a)	13,062
3,621	Astex Pharmaceuticals(a)	18,938
287	athenahealth, Inc.(a)	32,130
45	Atrion Corp.	10,852
662	Auxilium Pharmaceuticals, Inc.(a)	12,154
2,241	Aveo Pharmaceuticals, Inc.(a)	5,378
1,233	Bio-Reference Labs, Inc.(a)	32,983
3,547	Bruker Corp.(a)	63,562
900	Cantel Medical Corp.	23,886
5,154	Centene Corp.(a)	285,892
545	Cepheid, Inc.(a)	19,004
2,220	Cubist Pharmaceuticals, Inc.(a)	138,373
508	Cyberonics, Inc.(a)	26,411
3,929	Dendreon Corp.(a)	18,034
1,571	Depomed, Inc.(a)	10,243
489	DexCom, Inc.(a)	10,650
1,883	Emeritus Corp.(a)	43,667
1,217	Ensign Group, Inc. (The)	46,538
1,372	ExamWorks Group, Inc.(a)	33,312
2,370	Exelixis, Inc.(a)	12,016
2,645	Globus Medical, Inc., Class A(a)	44,330
441	HealthStream, Inc.(a)	13,892
95	HeartWare International, Inc.(a)	8,780
668	Hi-Tech Pharmacal Co., Inc.	24,008
1,607	HMS Holdings Corp.(a)	38,873
1,385	IDEXX Laboratories, Inc.(a)	135,716
611	ImmunoGen, Inc.(a)	11,640
5,685	Impax Laboratories, Inc.(a)	117,907
1,669	InterMune, Inc.(a)	25,886

745	IPC The Hospitalist Co., Inc.(a)	$37,526
769	Isis Pharmaceuticals, Inc.(a)	22,186
3,994	Lexicon Pharmaceuticals, Inc.(a)	9,905
1,263	Luminex Corp.(a)	25,146
3,501	Masimo Corp.	81,538
2,998	MedAssets, Inc.(a)	65,266
1,586	Medicines Co. (The)(a)	49,007
252	Medidata Solutions, Inc.(a)	23,318
2,594	MEDNAX, Inc.(a)	252,708
3,240	Merge Healthcare, Inc.(a)	14,677
1,847	Momenta Pharmaceuticals, Inc.(a)	31,879
497	MWI Veterinary Supply, Inc.(a)	70,659
2,718	Myriad Genetics, Inc.(a)	80,643
539	Neogen Corp.(a)	30,443
980	NPS Pharmaceuticals, Inc.(a)	17,650
2,721	NuVasive, Inc.(a)	62,093
1,275	NxStage Medical, Inc.(a)	16,524
1,612	Omnicell, Inc.(a)	34,013
733	Onyx Pharmaceuticals, Inc.(a)	96,243
768	Optimer Pharmaceuticals, Inc.(a)	9,608
3,046	PAREXEL International Corp.(a)	150,625
1,679	Pozen, Inc.(a)	9,654
3,404	Quality Systems, Inc.	77,849
950	Questcor Pharmaceuticals, Inc.	63,479
821	Quidel Corp.(a)	21,978
4,901	RTI Surgical, Inc.(a)	19,212
1,052	Salix Pharmaceuticals Ltd.(a)	77,743
2,581	Sciclone Pharmaceuticals, Inc.(a)	16,157
427	Seattle Genetics, Inc.(a)	17,302
1,809	Sirona Dental Systems, Inc.(a)	127,715
3,180	Solta Medical, Inc.(a)	8,618
572	Spectranetics Corp.(a)	10,307
1,074	Spectrum Pharmaceuticals, Inc.	9,065
2,261	Team Health Holdings, Inc.(a)	90,937
1,176	Techne Corp.	86,718
1,877	Thoratec Corp.(a)	61,547
1,418	United Therapeutics Corp.(a)	106,123
731	US Physical Therapy, Inc.	20,921
541	Vascular Solutions, Inc.(a)	8,743
4,215	ViroPharma, Inc.(a)	144,659
882	VIVUS, Inc.(a)	13,062
1,782	Volcano Corp.(a)	35,587
		3,910,141
	Industrials - 13.2%
909	Acacia Research Corp.	20,743
633	Advisory Board Co. (The)(a)	37,151
4,407	Air Lease Corp.	122,867
531	Allegiant Travel Co.	51,709
1,682	Ameresco, Inc., Class A(a)	15,373
557	Argan, Inc.	8,828
601	Astronics Corp.(a)	23,745
938	AZZ, Inc.	35,485
715	CAI International, Inc.(a)	15,008
2,683	Clean Harbors, Inc.(a)	151,429
925	Colfax Corp.(a)	49,090
455	DXP Enterprises, Inc.(a)	31,395
731	Echo Global Logistics, Inc.(a)	15,914
2,000	Edgen Group, Inc.(a)	15,700
1,081	EnerNOC, Inc.(a)	16,885
1,267	Genesee & Wyoming, Inc., Class A(a)	113,599
421	Graham Corp.	13,762
1,287	HEICO Corp.	73,102
3,259	II-VI, Inc.(a)	57,619
1,749	InnerWorkings, Inc.(a)	20,428
842	KEYW Holding Corp. (The)(a)	10,803
2,631	Kirby Corp.(a)	222,214
750	LB Foster Co., Class A	34,860
409	Lindsay Corp.	30,716
4,083	MasTec, Inc.(a)	134,739
579	Middleby Corp. (The)(a)	103,606
807	Mistras Group, Inc.(a)	13,566
2,018	MSC Industrial Direct Co., Inc., Class A	163,357
573	Multi-Color Corp.	19,832
1,620	On Assignment, Inc.(a)	49,459
5,583	Pendrell Corp.(a)	13,399
1,373	PMFG, Inc.(a)	10,435
2,409	Polypore International, Inc.(a)	101,154
1,712	Primoris Services Corp.	35,610
1,630	Raven Industries, Inc.	49,976
1,208	Roadrunner Transportation Systems, Inc.(a)	36,518
2,032	Rollins, Inc.	51,816
1,078	RPX Corp.(a)	18,800
3,508	Sensata Technologies Holding NV(a)	131,831
2,963	Spirit Airlines, Inc.(a)	97,927
746	Sun Hydraulics Corp.	23,462
981	Team, Inc.(a)	38,445
1,114	Thermon Group Holdings, Inc.(a)	22,291
2,749	Titan International, Inc.	47,393
1,934	Titan Machinery, Inc.(a)	36,920
3,016	Towers Watson & Co., Class A	254,038
2,701	Triumph Group, Inc.	211,920
988	Valmont Industries, Inc.	137,964
2,742	Wabtec Corp.	159,201
4,825	Waste Connections, Inc.	208,729
2,025	Wesco Aircraft Holdings, Inc.(a)	39,629
3,339	Woodward, Inc.	136,632
536	XPO Logistics, Inc.(a)	13,111
		3,550,185
	Information Technology - 22.0%
688	3D Systems Corp.(a)	32,494
2,120	Accelrys, Inc.(a)	18,508
4,691	Active Network, Inc. (The)(a)	40,014
1,353	Advent Software, Inc.	39,819
1,136	Aruba Networks, Inc.(a)	20,198
651	Aspen Technology, Inc.(a)	21,184
2,467	Bankrate, Inc. (United Kingdom)(a)	44,233
916	Bottomline Technologies, Inc.(a)	26,628
507	BroadSoft, Inc.(a)	15,129
2,195	Calix, Inc.(a)	25,638
1,854	Cardtronics, Inc.(a)	54,619
716	Cavium, Inc.(a)	26,177
991	CEVA, Inc.(a)	18,066
2,538	Ciena Corp.(a)	55,988
2,090	Cirrus Logic, Inc.(a)	40,295
416	CommVault Systems, Inc.(a)	35,123
1,115	comScore, Inc.(a)	32,290
1,182	Comverse, Inc.(a)	37,020
745	Concur Technologies, Inc.(a)	66,223
1,212	Constant Contact, Inc.(a)	23,258
551	CoStar Group, Inc.(a)	86,259
3,869	Cree, Inc.(a)	270,443
1,196	Datalink Corp.(a)	15,572
1,773	Dealertrack Technologies, Inc.(a)	66,310
2,523	Demand Media, Inc.(a)	16,500

2,985	Dolby Laboratories, Inc., Class A	$98,177
1,803	Ebix, Inc.	20,915
2,581	EchoStar Corp., Class A(a)	103,137
5,803	Entropic Communications, Inc.(a)	25,707
549	Envestnet, Inc.(a)	13,665
1,005	ExlService Holdings, Inc.(a)	28,140
1,161	FactSet Research Systems, Inc.	126,758
602	FARO Technologies, Inc.(a)	22,111
1,361	FEI Co.	105,409
5,638	Finisar Corp.(a)	108,983
1,133	FleetCor Technologies, Inc.(a)	101,709
6,639	FLIR Systems, Inc.	215,568
1,326	Fortinet, Inc.(a)	28,178
873	Fusion-io, Inc.(a)	12,589
1,984	Gartner, Inc.(a)	119,060
9,578	Genpact Ltd.	195,295
1,807	Globecomm Systems, Inc.(a)	26,183
10,096	Harmonic, Inc.(a)	77,335
1,105	Higher One Holdings, Inc.(a)	11,934
807	Hittite Microwave Corp.(a)	50,421
5,181	Infinera Corp.(a)	56,525
3,078	Informatica Corp.(a)	117,487
794	Inphi Corp.(a)	9,258
311	Interactive Intelligence Group, Inc.(a)	17,665
826	InvenSense, Inc.(a)	14,604
625	IPG Photonics Corp.	38,063
1,360	Ixia(a)	18,904
1,856	j2 Global, Inc.	84,949
3,098	Jack Henry & Associates, Inc.	149,633
931	Keynote Systems, Inc.	18,555
623	Liquidity Services, Inc.(a)	17,756
886	Littelfuse, Inc.	70,871
994	LivePerson, Inc.(a)	9,185
765	LogMeIn, Inc.(a)	22,736
1,058	Maxwell Technologies, Inc.(a)	8,390
3,300	MICROS Systems, Inc.(a)	160,809
4,567	Microsemi Corp.(a)	112,622
2,503	Mindspeed Technologies, Inc.(a)	7,684
1,067	Monolithic Power Systems, Inc.	27,934
1,141	Monotype Imaging Holdings, Inc.	27,989
1,368	Nanometrics, Inc.(a)	21,012
3,491	National Instruments Corp.	98,411
1,048	NeoPhotonics Corp.(a)	9,201
1,452	NetScout Systems, Inc.(a)	38,522
2,209	NeuStar, Inc., Class A(a)	123,881
1,725	NIC, Inc.	31,775
164	NVE Corp.(a)	8,131
12,643	OCZ Technology Group, Inc.(a)	22,757
201	OpenTable, Inc.(a)	12,800
440	Pegasystems, Inc.	15,796
875	Power Integrations, Inc.	48,256
288	PROS Holdings, Inc.(a)	9,452
739	QLIK Technologies, Inc.(a)	23,145
1,376	RealD, Inc.(a)	14,654
639	RealPage, Inc.(a)	12,882
1,291	Responsys, Inc.(a)	18,707
4,446	Riverbed Technology, Inc.(a)	69,535
8,021	Rovi Corp.(a)	180,713
2,989	Rubicon Technology, Inc.(a)	25,167
6,495	Sapient Corp.(a)	89,046
2,090	Semtech Corp.(a)	63,223
1,864	ServiceSource International, Inc.(a)	19,889
2,839	ShoreTel, Inc.(a)	11,044
8,754	Skyworks Solutions, Inc.(a)	210,271
495	SolarWinds, Inc.(a)	17,568
1,759	Solera Holdings, Inc.	100,105
304	Sourcefire, Inc.(a)	22,931
3,484	Super Micro Computer, Inc.(a)	40,380
1,483	Synaptics, Inc.(a)	59,320
815	Synchronoss Technologies, Inc.(a)	28,109
515	Syntel, Inc.	36,967
1,707	Telenav, Inc.(a)	10,464
4,574	TIBCO Software, Inc.(a)	114,076
2,235	TiVo, Inc.(a)	24,697
161	Ultimate Software Group, Inc. (The)(a)	21,783
648	Ultratech, Inc.(a)	18,935
590	Universal Display Corp.(a)	17,081
1,938	Vantiv, Inc., Class A(a)	50,562
1,604	VASCO Data Security International, Inc.(a)	13,201
3,060	Veeco Instruments, Inc.(a)	106,366

6,688	VeriFone Systems, Inc.(a)	127,540
897	Verint Systems, Inc.(a)	32,095
1,027	Virtusa Corp.(a)	26,476
724	Vocus, Inc.(a)	7,399
1,261	Volterra Semiconductor Corp.(a)	19,003
1,088	Web.com Group, Inc.(a)	28,266
1,337	Wex, Inc.(a)	116,239
25,300	Zynga, Inc., Class A(a)	75,394
		5,904,108
	Materials - 4.8%
1,999	Allied Nevada Gold Corp.(a)	13,333
644	American Vanguard Corp.	15,900
703	Balchem Corp.	34,981
3,177	Calgon Carbon Corp.(a)	56,964
10,084	Coeur d’Alene Mines Corp.(a)	135,226
1,268	Flotek Industries, Inc.(a)	24,827
1,566	FutureFuel Corp.	24,727
2,969	Globe Specialty Metals, Inc.	35,420
671	Gold Resource Corp.	5,328
21,290	Hecla Mining Co.	68,767
1,778	Innophos Holdings, Inc.	88,616
3,774	Intrepid Potash, Inc.	48,232
2,630	KapStone Paper and Packaging Corp.	115,851
369	KMG Chemicals, Inc.	8,332
1,324	LSB Industries, Inc.(a)	43,533
8,232	Molycorp, Inc.(a)	61,411
443	NewMarket Corp.	120,744
699	PetroLogistics LP	9,381
1,604	Royal Gold, Inc.	82,911
3,601	Tronox Ltd., Class A	78,178
2,721	W.R. Grace & Co.(a)	209,027
		1,281,689
	Telecommunication Services - 0.5%
1,377	8x8, Inc.(a)	12,476
1,191	Cogent Communications Group, Inc.	34,086
7,944	Iridium Communications, Inc.(a)	66,889
2,053	ORBCOMM, Inc.(a)	9,895
		123,346
	Utilities - 0.8%
2,417	ITC Holdings Corp.	221,808

	Total Common Stocks and Other Equity Interests (Cost $23,658,892)	26,846,660

	Money Market Fund - 0.3%
91,367	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,367)	$91,367

	Total Investments (Cost $23,750,259)(c)-100.3%	26,938,027
	Liabilities in excess of other assets-(0.3)%	(89,801)
	Net Assets-100.0%	$26,848,226

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, are considered to be affiliated with the Fund. The table below shows the transactions in, and earnings from, the investment in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2013.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation/	Realized	Value	Dividend
	April 30, 2013	Cost	Sales	(Depreciation)	Gain	July 31, 2013	Income

Invesco Mortgage Capital, Inc. REIT	$216,525	$2,026	$(15,884)	$(48,798)	$1,115	$154,984	$6,092

(c) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,835,514. The net unrealized appreciation was $3,102,513 which consisted of aggregate gross unrealized appreciation of $4,830,977 and aggregate gross unrealized depreciation of $1,728,464.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 22.4%
2,821	1-800-FLOWERS.COM, Inc., Class A(a)	$18,562
10,119	Aeropostale, Inc.(a)	153,100
1,472	Allison Transmission Holdings, Inc.	34,975
6,236	American Apparel, Inc.(a)	12,534
5,665	American Greetings Corp., Class A	107,862
3,315	Ameristar Casinos, Inc.	87,748
3,989	ANN, Inc.(a)	135,187
543	Arctic Cat, Inc.	29,887
3,029	Asbury Automotive Group, Inc.(a)	147,936
5,784	Barnes & Noble, Inc.(a)	103,244
1,194	Bassett Furniture Industries, Inc.	19,020
2,781	Beazer Homes USA, Inc.(a)(b)	47,805
7,024	bebe Stores, Inc.	42,004
7,548	Belo Corp., Class A	107,634
2,300	Big 5 Sporting Goods Corp.	46,621
97	Biglari Holdings, Inc.(a)	40,406
2,078	Blyth, Inc.	29,113
2,624	Bob Evans Farms, Inc.	133,352
4,747	Bon-Ton Stores, Inc. (The)(b)	89,528
14,554	Boyd Gaming Corp.(a)(b)	193,714
5,366	Brinker International, Inc.	215,445
5,252	Brown Shoe Co., Inc.	124,840
3,690	Brunswick Corp.	139,298
8,659	Callaway Golf Co.	62,172
38,786	Career Education Corp.(a)	124,891
1,372	Carmike Cinemas, Inc.(a)	25,135
2,430	Cato Corp. (The), Class A	68,405
1,510	CEC Entertainment, Inc.	62,801
2,837	Cheesecake Factory, Inc. (The)	120,402
2,302	Children’s Place Retail Stores, Inc. (The)(a)	124,400
3,118	Christopher & Banks Corp.(a)	21,327
3,072	Citi Trends, Inc.(a)	43,284
5,020	Clear Channel Outdoor Holdings, Inc., Class A(a)	37,248
842	Columbia Sportswear Co.	54,326
987	Conn’s, Inc.(a)	63,780
5,617	Cooper Tire & Rubber Co.	188,394
42,970	Corinthian Colleges, Inc.(a)	96,253
1,407	Cracker Barrel Old Country Store, Inc.	137,745
1,018	CSS Industries, Inc.	27,109
522	Culp, Inc.	10,043
5,606	Cumulus Media, Inc., Class A(a)	23,994
5,933	Denny’s Corp.(a)	33,759
4,523	Destination XL Group, Inc.(a)	29,173
2,237	Dillard’s, Inc., Class A	188,870
1,027	Drew Industries, Inc.	41,932
3,909	E.W. Scripps Co. (The), Class A(a)	64,928
6,675	Education Management Corp.(a)(b)	47,059
2,644	Entercom Communications Corp., Class A(a)	25,938
5,361	Entravision Communications Corp., Class A	30,504
1,748	Ethan Allen Interiors, Inc.	53,087
5,247	Express, Inc.(a)	118,320
8,881	Federal-Mogul Corp.(a)	138,366
888	Fiesta Restaurant Group, Inc.(a)	28,016
4,228	Fifth & Pacific Cos., Inc.(a)	100,711
3,630	Finish Line, Inc. (The), Class A	80,804
461	Fisher Communications, Inc.	18,887
558	Flexsteel Industries, Inc.	13,889
4,918	Fred’s, Inc., Class A	84,590
1,712	Fuel Systems Solutions, Inc.(a)	31,141
5,388	Gray Television, Inc.(a)	42,080
2,957	Group 1 Automotive, Inc.	215,240
3,961	Harman International Industries, Inc.	239,759
8,294	Harte-Hanks, Inc.	79,291
1,293	Haverty Furniture Cos., Inc.	33,618
3,746	hhgregg, Inc.(a)(b)	58,775
842	Hooker Furniture Corp.	14,154
10,043	Hovnanian Enterprises, Inc., Class A(a)(b)	53,730
2,834	Hyatt Hotels Corp., Class A(a)	128,239
1,969	International Speedway Corp., Class A	66,651
1,537	Interval Leisure Group, Inc.	33,061
4,226	Isle of Capri Casinos, Inc.(a)	33,554
9,862	ITT Educational Services, Inc.(a)(b)	258,680
3,927	Jack in the Box, Inc.(a)	157,433
3,627	JAKKS Pacific, Inc.	21,798
518	Johnson Outdoors, Inc., Class A(a)	13,193
14,742	Jones Group, Inc. (The)	242,064
4,195	Journal Communications, Inc., Class A(a)	38,426
6,031	KB Home(b)	107,050
1,650	Kirkland’s, Inc.(a)	29,007
3,589	Lamar Advertising Co., Class A(a)	155,511
2,875	La-Z-Boy, Inc.	59,599
1,665	Libbey, Inc.(a)	41,059
1,570	LIN Media LLC, Class A(a)	25,356
1,587	Lithia Motors, Inc., Class A	103,536
15,093	Live Nation Entertainment, Inc.(a)	247,223
982	Luby’s, Inc.(a)	7,895
847	M/I Homes, Inc.(a)	18,007
493	Mac-Gray Corp.	7,247
2,171	Maidenform Brands, Inc.(a)	50,715
2,227	Marcus Corp.	28,840
2,318	MarineMax, Inc.(a)	26,958
2,498	Martha Stewart Living Omnimedia, Inc., Class A(a)	6,270
1,814	Matthews International Corp., Class A	70,166
14,491	McClatchy Co. (The), Class A(a)(b)	45,067
2,229	MDC Holdings, Inc.	70,526
4,545	Men’s Wearhouse, Inc. (The)	181,482
2,832	Meredith Corp.	134,577
1,436	Meritage Homes Corp.(a)	64,993
7,026	Modine Manufacturing Co.(a)	77,286
967	Monarch Casino & Resort, Inc.(a)	19,824
2,620	Morgans Hotel Group Co.(a)	18,838
579	Movado Group, Inc.	21,122
845	Multimedia Games Holding Co., Inc.(a)	29,567
1,313	NACCO Industries, Inc., Class A	80,526
1,162	Nautilus, Inc.(a)	10,202
3,265	New York & Co., Inc.(a)	20,341
16,179	New York Times Co. (The), Class A(a)	197,060
852	Nexstar Broadcasting Group, Inc., Class A	30,706
4,861	Nutrisystem, Inc.	60,811

4,817	Orbitz Worldwide, Inc.(a)	$44,365
663	Oxford Industries, Inc.	44,865
794	Papa John’s International, Inc.(a)	53,087
5,176	Penske Automotive Group, Inc.	192,444
7,284	PEP Boys-Manny Moe & Jack (The)(a)	90,686
2,500	Perry Ellis International, Inc.	50,250
5,837	Pinnacle Entertainment, Inc.(a)	124,036
1,831	Pool Corp.	96,640
13,964	Quiksilver, Inc.(a)	88,252
1,102	Red Robin Gourmet Burgers, Inc.(a)	62,682
12,701	Regal Entertainment Group, Class A(b)	239,414
6,185	Regis Corp.	107,433
8,720	Ruby Tuesday, Inc.(a)	63,830
2,391	Ruth’s Hospitality Group, Inc.	28,596
1,750	Ryland Group, Inc. (The)	70,770
254	Saga Communications, Inc., Class A	13,170
10,689	Saks, Inc.(a)	171,238
3,030	Scholastic Corp.	92,415
5,958	Scientific Games Corp., Class A(a)	81,208
968	Sears Hometown and Outlet Stores, Inc.(a)	42,176
342	Shiloh Industries, Inc.	4,384
1,446	Shoe Carnival, Inc.	38,623
3,159	Sinclair Broadcast Group, Inc., Class A	89,115
3,714	Skechers U.S.A., Inc., Class A(a)	101,318
6,738	Sonic Automotive, Inc., Class A	149,179
4,330	Sonic Corp.(a)	66,552
4,617	Spartan Motors, Inc.	27,979
899	Speedway Motorsports, Inc.	16,605
2,689	Stage Stores, Inc.	67,117
1,240	Standard Motor Products, Inc.	42,644
2,246	Standard Pacific Corp.(a)	18,372
7,101	Starz, Class A(a)	160,270
3,427	Stein Mart, Inc.	47,875
609	Steinway Musical Instruments, Inc.(a)	22,137
4,835	Stewart Enterprises, Inc., Class A	63,532
4,248	Stoneridge, Inc.(a)	51,316
2,593	Superior Industries International, Inc.	47,219
995	Systemax, Inc.(a)	9,582
3,545	Thor Industries, Inc.	191,607
889	Tower International, Inc.(a)	19,834
2,886	Town Sports International Holdings, Inc.	36,421
8,346	TravelCenters of America LLC(a)	94,143
4,745	Tuesday Morning Corp.(a)	53,239
1,001	Unifi, Inc.(a)	22,963
2,059	Universal Technical Institute, Inc.	24,090
3,315	VOXX International Corp.(a)	44,918
1,309	West Marine, Inc.(a)	14,216
11,150	Wet Seal, Inc. (The), Class A(a)	48,949
547	Weyco Group, Inc.	14,950
4,230	Williams-Sonoma, Inc.	248,978
1,113	Winnebago Industries, Inc.(a)	26,623
4,532	World Wrestling Entertainment, Inc., Class A	48,220
17,502	Zale Corp.(a)	162,419
		12,091,557
	Consumer Staples - 4.0%
8,103	Alliance One International, Inc.(a)	30,872
37	Arden Group, Inc., Class A	4,810
9,196	Central Garden & Pet Co., Class A(a)	69,338
23,168	Chiquita Brands International, Inc.(a)	279,869
544	Coca-Cola Bottling Co. Consolidated	34,740
12,313	Dole Food Co., Inc.(a)	158,838
1,497	Elizabeth Arden, Inc.(a)	61,467
470	Farmer Brothers Co.(a)	7,487
4,205	Fresh Del Monte Produce, Inc.	118,119
3,881	Harris Teeter Supermarkets, Inc.	190,868
1,843	Ingles Markets, Inc., Class A	52,452
929	John B. Sanfilippo & Son, Inc.	20,048
965	Lancaster Colony Corp.	80,124
2,479	Nash Finch Co.	58,133
1,180	National Beverage Corp.	20,980
692	Nature’s Sunshine Products, Inc.	12,594
849	Nutraceutical International Corp.	18,865
354	Oil-Dri Corp. of America	11,278
4,378	Pilgrim’s Pride Corp. (Brazil)(a)	72,762
3,474	Post Holdings, Inc.(a)	161,159
1,930	Prestige Brands Holdings, Inc.(a)	65,446
799	Revlon, Inc., Class A(a)	20,047
14,171	Roundy’s, Inc.	129,240
969	Seneca Foods Corp., Class A(a)	34,060
2,602	Spartan Stores, Inc.	51,181
740	Tootsie Roll Industries, Inc.(b)	25,056
3,009	Universal Corp.	184,452
6,297	Vector Group Ltd.(b)	104,845
592	Village Super Market, Inc., Class A	21,815
1,117	Weis Markets, Inc.	56,096
		2,157,041
	Energy - 4.5%
314	Adams Resources & Energy, Inc.	20,997
2,379	Alon USA Energy, Inc. (Israel)	32,497
5,240	Basic Energy Services, Inc.(a)	59,946
6,799	Bill Barrett Corp.(a)(b)	152,434
35,883	Cal Dive International, Inc.(a)(b)	70,331
4,550	Callon Petroleum Co.(a)	18,200
7,660	Cloud Peak Energy, Inc.(a)	122,790
5,751	Comstock Resources, Inc.	96,444
5,286	Crosstex Energy, Inc.	106,196
789	Dawson Geophysical Co.(a)	28,467
4,727	Endeavour International Corp.(a)(b)	20,137
1,582	EPL Oil & Gas, Inc.(a)	50,877
32,055	Forest Oil Corp.(a)	164,122
1,034	Gulf Island Fabrication, Inc.	25,571
2,289	Gulfmark Offshore, Inc., Class A	112,733
3,012	Harvest Natural Resources, Inc.(a)	12,410
12,966	Hercules Offshore, Inc.(a)	89,465
2,040	Hornbeck Offshore Services, Inc.(a)	108,018
6,848	ION Geophysical Corp.(a)	42,115
18,318	Key Energy Services, Inc.(a)	116,136
835	Natural Gas Services Group, Inc.(a)	20,332
6,894	Newpark Resources, Inc.(a)	78,867
18,219	Parker Drilling Co.(a)	110,589
18,891	Penn Virginia Corp.(a)	95,211
7,862	PetroQuest Energy, Inc.(a)	35,379
1,258	PHI, Inc.(a)	44,282
7,781	Pioneer Energy Services Corp.(a)	52,755
59,631	Quicksilver Resources, Inc.(a)(b)	86,465
765	REX American Resources Corp.(a)	27,838
5,605	Stone Energy Corp.(a)	136,538
7,810	Swift Energy Co.(a)	99,499
2,816	Tesco Corp.(a)	37,284
9,735	TETRA Technologies, Inc.(a)	98,518
3,945	W&T Offshore, Inc.	64,264
		2,437,707

	Financials - 22.9%
1,008	1st Source Corp.	$27,498
642	Agree Realty Corp. REIT	19,363
7,591	American Equity Investment Life Holding Co.	138,156
486	American National Bankshares, Inc.	11,586
1,319	Ameris Bancorp(a)	25,391
1,038	AMERISAFE, Inc.	37,088
497	Ames National Corp.	11,371
2,686	Arbor Realty Trust, Inc. REIT	20,252
805	Arlington Asset Investment Corp., Class A	20,350
924	Arrow Financial Corp.	24,338
8,416	Ashford Hospitality Trust, Inc. REIT	98,215
14,113	Astoria Financial Corp.	172,179
704	AV Homes, Inc.(a)	11,370
622	Baldwin & Lyons, Inc., Class B	16,614
469	BancFirst Corp.	24,519
8,949	BancorpSouth, Inc.	175,848
4,492	Bank Mutual Corp.	27,895
3,628	Bank of Hawaii Corp.	201,862
895	BankFinancial Corp.	7,697
1,071	Banner Corp.	39,713
15,371	BGC Partners, Inc., Class A	96,530
1,362	BOK Financial Corp.	90,832
4,728	Boston Private Financial Holdings, Inc.	52,244
6,158	Brookline Bancorp, Inc.	60,718
3,744	Calamos Asset Management, Inc., Class A	39,874
656	Camden National Corp.	25,525
922	Capital City Bank Group, Inc.(a)	11,543
6,551	CapLease, Inc. REIT	55,552
4,567	Cathay General Bancorp	108,512
6,672	Cedar Realty Trust, Inc. REIT	36,963
2,394	Central Pacific Financial Corp.(a)	44,504
158	Century Bancorp, Inc., Class A	5,620
688	Charter Financial Corp.	7,492
1,859	Chemical Financial Corp.	55,510
684	Citizens & Northern Corp.	13,502
1,189	City Holding Co.	52,625
3,138	City National Corp.	218,185
2,500	CNA Financial Corp.	88,775
2,133	CoBiz Financial, Inc.	21,415
7,286	Colonial Properties Trust REIT	176,394
1,071	Community Trust Bancorp, Inc.	42,679
659	CommunityOne Bancorp(a)	5,602
6,415	Cousins Properties, Inc. REIT	65,754
7,867	Cowen Group, Inc., Class A(a)	25,410
2,311	Crawford & Co., Class B	18,164
6,647	CVB Financial Corp.	87,009
18,514	DCT Industrial Trust, Inc. REIT	139,040
15,184	DiamondRock Hospitality Co. REIT	147,285
2,542	Dime Community Bancshares, Inc.	44,612
710	Donegal Group, Inc., Class A	9,763
528	EMC Insurance Group, Inc.	15,312
2,266	Employers Holdings, Inc.	59,573
387	Enterprise Bancorp, Inc.	7,783
524	ESB Financial Corp.	6,870
11,521	F.N.B. Corp.	145,625
1,084	FBL Financial Group, Inc., Class A	47,945
799	FBR & Co.(a)	22,923
548	Federal Agricultural Mortgage Corp., Class C	17,037
10,400	FelCor Lodging Trust, Inc. REIT(a)	62,816
756	Fidelity Southern Corp.(a)	11,679
941	Financial Institutions, Inc.	18,942
1,725	First Bancorp	27,307
734	First Bancorp, Inc.	13,139
6,270	First Busey Corp.	31,287
444	First Citizens BancShares, Inc., Class A	93,018
9,624	First Commonwealth Financial Corp.	72,276
1,353	First Community Bancshares, Inc.	21,594
796	First Defiance Financial Corp.	21,014
874	First Financial Corp.	28,982
881	First Financial Northwest, Inc.	9,391
1,451	First Interstate BancSystem, Inc.	34,200
2,377	First Merchants Corp.	44,497
6,730	First Midwest Bancorp, Inc.	102,767
17,293	FirstMerit Corp.	387,709
1,640	Flagstar Bancorp, Inc.(a)	26,896
5,660	Forest City Enterprises, Inc., Class A(a)	99,163
1,592	Forestar Group, Inc.(a)	34,403
5,191	Franklin Street Properties Corp. REIT	69,092
3,215	FXCM, Inc., Class A	53,048
1,501	Gain Capital Holdings, Inc.	8,165
7,251	GFI Group, Inc.	29,004
4,977	Glacier Bancorp, Inc.	121,140
959	Gladstone Commercial Corp. REIT	17,847
10,242	Gramercy Property Trust, Inc. REIT(a)	48,650
888	Great Southern Bancorp, Inc.	25,930
1,007	Guaranty Bancorp	12,628
933	Hallmark Financial Services, Inc.(a)	9,115
1,620	Hanmi Financial Corp.(a)	27,540
4,567	Healthcare Realty Trust, Inc. REIT	117,418
1,066	Heartland Financial USA, Inc.	29,848
1,020	Heritage Commerce Corp.(a)	7,497
4,603	Highwoods Properties, Inc. REIT	166,997
1,785	Hilltop Holdings, Inc.(a)	30,399
320	HomeStreet, Inc.	6,944
879	HomeTrust Bancshares, Inc.(a)	14,266
4,356	Horace Mann Educators Corp.	123,449
505	Horizon Bancorp	12,105
1,206	Hudson Valley Holding Corp.	24,988
341	Independence Holding Co.	4,784
1,201	Infinity Property & Casualty Corp.	78,077
6,822	Inland Real Estate Corp. REIT	70,198
11,606	Interactive Brokers Group, Inc., Class A	188,017
5,405	International Bancshares Corp.	130,855
6,465	Investment Technology Group, Inc.(a)	91,868
7,337	Investors Real Estate Trust REIT	63,392
17,598	iStar Financial, Inc. REIT(a)	199,913
10,075	Janus Capital Group, Inc.	94,403
357	Kansas City Life Insurance Co.	15,712
12,339	KCG Holdings, Inc., Class A(a)	113,766
5,487	Kite Realty Group Trust REIT	31,660
1,622	Lakeland Bancorp, Inc.	18,231
1,226	MainSource Financial Group, Inc.	17,728
3,859	MB Financial, Inc.	111,062
4,897	MBIA, Inc.(a)	66,110
419	Merchants Bancshares, Inc.	13,006
3,841	Mercury General Corp.	169,772
978	Metro Bancorp, Inc.(a)	21,379
737	MetroCorp Bancshares, Inc.	7,886
18,830	MGIC Investment Corp.(a)	143,861
402	MidSouth Bancorp, Inc.	6,553
6,483	MPG Office Trust, Inc. REIT(a)	20,292

196	NASB Financial, Inc.(a)	$5,711
342	National Bankshares, Inc.	13,082
7,644	National Penn Bancshares, Inc.	82,479
156	National Western Life Insurance Co., Class A	33,376
1,115	Navigators Group, Inc. (The)(a)	64,625
3,249	NBT Bancorp, Inc.	73,330
2,229	Nelnet, Inc., Class A	86,664
6,590	New Residential Investment Corp. REIT	43,692
6,590	Newcastle Investment Corp. REIT	38,222
7,507	Northwest Bancshares, Inc.	103,747
1,323	OceanFirst Financial Corp.	22,597
7,411	Old National Bancorp	106,793
813	One Liberty Properties, Inc. REIT	18,886
3,408	OneBeacon Insurance Group Ltd., Class A	49,416
935	Oppenheimer Holdings, Inc., Class A	17,915
1,240	Pacific Continental Corp.	15,289
1,879	PacWest Bancorp	66,554
1,060	Park National Corp.(b)	83,634
1,397	Parkway Properties, Inc. REIT	24,448
257	Penns Woods Bancorp, Inc.	11,807
5,020	Pennsylvania Real Estate Investment Trust REIT	103,914
850	Peoples Bancorp, Inc.	19,117
1,359	Phoenix Cos., Inc. (The)(a)	57,989
1,175	PICO Holdings, Inc.(a)	25,721
1,319	Piper Jaffray Cos., Inc.(a)	44,252
2,447	Potlatch Corp. REIT	107,741
666	Preferred Bank(a)	11,315
5,300	Primerica, Inc.	217,512
591	Provident Financial Holdings, Inc.	10,343
4,556	Provident Financial Services, Inc.	81,051
2,893	Provident New York Bancorp	31,389
7,465	Radian Group, Inc.	104,883
13,619	RAIT Financial Trust REIT	102,960
3,080	Ramco-Gershenson Properties Trust REIT	47,709
7,132	Redwood Trust, Inc. REIT	120,816
1,685	Renasant Corp.	46,169
954	Republic Bancorp, Inc., Class A	24,966
715	Resource America, Inc., Class A	5,935
6,337	Retail Properties of America, Inc., Class A REIT	89,288
1,816	RLI Corp.	149,893
589	Rouse Properties, Inc. REIT(b)	11,986
2,707	S&T Bancorp, Inc.	66,267
952	S.Y. Bancorp, Inc.	26,304
2,649	Sabra Health Care REIT, Inc.	69,510
1,263	Safety Insurance Group, Inc.	67,912
1,501	Sandy Spring Bancorp, Inc.	36,684
5,120	Seacoast Banking Corp. of Florida(a)	12,083
5,329	Selective Insurance Group, Inc.	130,294
763	Sierra Bancorp	12,040
1,328	Simmons First National Corp., Class A	36,321
1,542	Southwest Bancorp, Inc.(a)	23,068
1,254	State Auto Financial Corp.	25,456
2,328	State Bank Financial Corp.	37,155
1,838	StellarOne Corp.	38,929
2,522	Sterling Bancorp	34,173
1,955	Sterling Financial Corp.	51,866
2,148	Stewart Information Services Corp.	66,438
5,747	Strategic Hotels & Resorts, Inc. REIT(a)	50,918
1,004	Suffolk Bancorp(a)	18,223
8,943	Sunstone Hotel Investors, Inc. REIT(a)	115,722
13,485	Susquehanna Bancshares, Inc.	179,351
5,028	SWS Group, Inc.(a)	29,967
12,439	Symetra Financial Corp.	223,653
672	Taylor Capital Group, Inc.(a)	15,073
669	Tompkins Financial Corp.	30,192
1,859	TowneBank(b)	29,688
1,184	TriCo Bancshares	25,645
9,972	TrustCo Bank Corp. NY	59,234
4,912	Trustmark Corp.	132,477
1,110	UMH Properties, Inc. REIT	12,132
9,608	Umpqua Holdings Corp.	161,799
1,379	Union First Market Bankshares Corp.	30,476
4,079	United Bankshares, Inc.(b)	115,517
2,735	United Community Banks, Inc.(a)	37,278
1,649	United Fire Group, Inc.	42,890
4,214	Universal Insurance Holdings, Inc.	33,122
1,435	Univest Corp. of Pennsylvania	29,116
1,328	Urstadt Biddle Properties, Inc., Class A REIT	28,047
1,264	Virginia Commerce Bancorp, Inc.(a)	18,998
9,366	Washington Federal, Inc.	203,711
955	Washington Trust Bancorp, Inc.	30,885
6,385	Webster Financial Corp.	173,927
2,456	WesBanco, Inc.	72,329
870	West Bancorporation, Inc.	11,902
1,862	Westamerica Bancorp.	89,357
2,856	Westfield Financial, Inc.	19,878
3,458	Wilshire Bancorp, Inc.	30,396
2,214	Winthrop Realty Trust REIT	28,273
2,640	Wintrust Financial Corp.	108,002
528	WSFS Financial Corp.	31,432
		12,389,007
	Health Care - 3.6%
6,902	Affymetrix, Inc.(a)	26,228
1,525	Albany Molecular Research, Inc.(a)	19,383
8,191	Amedisys, Inc.(a)	102,469
3,035	AMN Healthcare Services, Inc.(a)	44,857
3,017	AmSurg Corp.(a)	117,995
7,003	Cambrex Corp.(a)	102,594
2,652	Charles River Laboratories International, Inc.(a)	120,772
2,127	CONMED Corp.	69,766
4,584	Cross Country Healthcare, Inc.(a)	25,854
597	Cutera, Inc.(a)	5,701
2,716	Enzon Pharmaceuticals, Inc.	5,432
7,313	Five Star Quality Care, Inc.(a)	43,293
5,921	Gentiva Health Services, Inc.(a)	63,592
4,818	Geron Corp.(a)	6,312
4,302	Healthways, Inc.(a)	73,822
4,199	Hill-Rom Holdings, Inc.	155,657
5,112	Invacare Corp.	79,798
3,006	Magellan Health Services, Inc.(a)	171,793
565	National Healthcare Corp.	27,137
4,883	PerkinElmer, Inc.	166,461
6,138	PharMerica Corp.(a)	89,860
1,987	Providence Service Corp. (The)(a)	54,782
3,958	Skilled Healthcare Group, Inc., Class A(a)	25,806
3,421	STERIS Corp.	154,013
574	SurModics, Inc.(a)	11,618
3,133	Symmetry Medical, Inc.(a)	27,288
7,281	Universal American Corp.	78,926

4,303	Vanguard Health Systems, Inc.(a)	$89,976
		1,961,185
	Industrials - 19.5%
5,872	ABM Industries, Inc.	152,085
9,220	ACCO Brands Corp.(a)	60,944
8,909	Accuride Corp.(a)	50,959
1,726	Aceto Corp.	26,788
1,729	Acuity Brands, Inc.	149,559
5,058	Air Transport Services Group, Inc.(a)	33,787
11,545	Aircastle Ltd.	202,961
459	Alamo Group, Inc.	19,127
2,025	Albany International Corp., Class A	69,883
340	AMERCO	56,549
342	American Railcar Industries, Inc.	12,288
466	American Woodmark Corp.(a)	16,166
746	Ampco-Pittsburgh Corp.	14,353
1,601	Apogee Enterprises, Inc.	42,843
5,958	Arkansas Best Corp.	129,289
3,133	Armstrong World Industries, Inc.(a)	156,901
1,511	Astec Industries, Inc.	52,885
674	AT Cross Co., Class A(a)	12,536
2,871	Atlas Air Worldwide Holdings, Inc.(a)	128,161
3,195	Barnes Group, Inc.	105,435
3,197	BlueLinx Holdings, Inc.(a)	5,914
3,651	Brady Corp., Class A	121,469
5,147	Briggs & Stratton Corp.	104,227
5,494	Brink’s Co. (The)	146,855
2,547	Builders FirstSource, Inc.(a)	15,027
7,951	Casella Waste Systems, Inc., Class A(a)	37,926
5,808	CBIZ, Inc.(a)	42,166
1,640	CDI Corp.	25,797
1,558	Celadon Group, Inc.	31,331
27,295	Cenveo, Inc.(a)(b)	66,600
969	CIRCOR International, Inc.	50,892
949	Coleman Cable, Inc.	20,622
1,620	Columbus McKinnon Corp.(a)	35,834
3,996	Comfort Systems USA, Inc.	61,738
2,629	Commercial Vehicle Group, Inc.(a)	19,034
1,432	Consolidated Graphics, Inc.(a)	76,741
1,174	Corporate Executive Board Co. (The)	79,163
8,545	Covanta Holding Corp.	177,821
1,220	CRA International, Inc.(a)	23,351
2,733	Crane Co.	166,440
3,598	Curtiss-Wright Corp.	146,223
3,531	Deluxe Corp.	144,806
1,922	DigitalGlobe, Inc.(a)	62,273
1,458	Ducommun, Inc.(a)	33,301
3,228	Dycom Industries, Inc.(a)	85,477
1,365	Encore Wire Corp.	56,934
3,052	Ennis, Inc.	56,554
1,382	EnPro Industries, Inc.(a)	78,539
5,274	Federal Signal Corp.(a)	51,158
593	Franklin Covey Co.(a)	9,571
1,060	FreightCar America, Inc.	19,303
4,094	FTI Consulting, Inc.(a)	152,542
1,392	G&K Services, Inc., Class A	73,512
2,665	Gibraltar Industries, Inc.(a)	41,041
1,935	Global Power Equipment Group, Inc.	34,985
18,170	GrafTech International Ltd.(a)(b)	136,638
3,703	Granite Construction, Inc.	112,016
2,266	Greenbrier Cos., Inc.(a)	51,823
5,525	Griffon Corp.	65,748
2,768	H&E Equipment Services, Inc.	63,221
11,652	Hawaiian Holdings, Inc.(a)(b)	89,021
4,288	Heartland Express, Inc.	63,119
2,310	Heidrick & Struggles International, Inc.	35,528
3,158	Herman Miller, Inc.	88,771
3,626	HNI Corp.	138,187
1,592	Houston Wire & Cable Co.	23,609
1,840	Hudson Global, Inc.(a)	4,361
502	Hurco Cos., Inc.	14,307
2,176	Insperity, Inc.	71,960
1,127	Insteel Industries, Inc.	18,934
1,057	Intersections, Inc.	10,232
2,040	John Bean Technologies Corp.	48,368
967	Kadant, Inc.	31,660
2,500	Kaydon Corp.	72,700
6,465	Kelly Services, Inc., Class A	126,520
4,653	Kennametal, Inc.	201,661
2,646	Kforce, Inc.	44,135
5,252	Kimball International, Inc., Class B	57,719
3,973	Knight Transportation, Inc.	67,422
3,146	Knoll, Inc.	51,972
3,658	Korn/Ferry International(a)	71,441
3,132	Layne Christensen Co.(a)	60,698
2,406	Lennox International, Inc.	172,799
1,819	LSI Industries, Inc.	14,843
1,224	Lydall, Inc.(a)	19,045
8,961	Manitowoc Co., Inc. (The)	183,969
6,105	Matson, Inc.	172,894
1,764	McGrath RentCorp	60,399
31,982	Meritor, Inc.(a)	260,014
964	Met-Pro Corp.	13,159
1,121	Michael Baker Corp.	45,288
1,001	Miller Industries, Inc.	16,607
1,658	Mine Safety Appliances Co.	88,090
2,281	Mobile Mini, Inc.(a)	78,717
3,391	Moog, Inc., Class A(a)	190,710
4,198	MRC Global, Inc.(a)	112,590
2,142	Mueller Industries, Inc.	117,574
13,457	Mueller Water Products, Inc., Class A	104,157
1,583	MYR Group, Inc.(a)	34,193
724	National Presto Industries, Inc.	53,677
5,058	Navigant Consulting, Inc.(a)	67,878
3,053	NCI Building Systems, Inc.(a)	43,292
469	NL Industries, Inc.	5,201
1,838	NN, Inc.	22,607
834	Nortek, Inc.(a)	56,303
1,149	Northwest Pipe Co.(a)	34,240
5,572	Orbital Sciences Corp.(a)	103,305
2,572	Orion Marine Group, Inc.(a)	32,330
1,162	Park-Ohio Holdings Corp.(a)	40,821
410	Patriot Transportation Holding, Inc.(a)	14,125
1,601	Pike Electric Corp.	19,548
533	Powell Industries, Inc.(a)	26,224
952	PowerSecure International, Inc.(a)	15,499
3,340	Quad/Graphics, Inc.(b)	93,654
3,668	Quality Distribution, Inc.(a)	38,734
2,791	Quanex Building Products Corp.	47,503
12,862	Republic Airways Holdings, Inc.(a)	176,595
3,741	Resources Connection, Inc.	49,755
1,640	Rexnord Corp.(a)	31,111
3,558	Rush Enterprises, Inc., Class A(a)	88,665
2,320	Saia, Inc.(a)	69,461

1,065	Schawk, Inc.	$14,676
2,143	Simpson Manufacturing Co., Inc.	70,762
12,156	SkyWest, Inc.	183,799
14,577	Southwest Airlines Co.	201,600
542	Sparton Corp.(a)	9,631
1,015	Standard Parking Corp.(a)	23,365
679	Standex International Corp.	40,081
8,306	Steelcase, Inc., Class A	126,583
1,617	Sterling Construction Co., Inc.(a)	15,879
2,276	TMS International Corp., Class A (Canada)	37,258
2,132	Toro Co. (The)	105,065
287	Trex Co., Inc.(a)	13,587
1,810	Trimas Corp.(a)	67,024
3,063	TrueBlue, Inc.(a)	81,782
10,946	Tutor Perini Corp.(a)	216,512
697	Twin Disc, Inc.	17,411
4,424	United Stationers, Inc.	183,109
1,799	Universal Forest Products, Inc.	74,209
4,201	USG Corp.(a)	105,571
10,258	UTi Worldwide, Inc.	169,257
1,636	Viad Corp.	39,346
2,122	Vicor Corp.(a)	17,591
2,731	Wabash National Corp.(a)	29,304
1,618	Watts Water Technologies, Inc., Class A	84,589
5,492	Werner Enterprises, Inc.	132,138
		10,546,142
	Information Technology - 11.7%
4,640	Acxiom Corp.(a)	119,573
1,786	Advanced Energy Industries, Inc.(a)	38,685
1,504	Aeroflex Holding Corp.(a)	11,310
1,183	Agilysys, Inc.(a)	13,711
1,657	American Software, Inc., Class A	15,012
22,457	Amkor Technology, Inc.(a)(b)	94,769
7,058	ANADIGICS, Inc.(a)	15,175
834	Anaren, Inc.(a)	19,524
1,827	Applied Micro Circuits Corp.(a)	21,686
5,872	ARRIS Group, Inc.(a)	88,315
1,727	ATMI, Inc.(a)	42,916
7,536	Aviat Networks, Inc.(a)	19,970
5,362	Avid Technology, Inc.(a)	31,958
4,146	AVX Corp. (Japan)	53,027
1,024	Bel Fuse, Inc., Class B	16,026
1,961	Belden, Inc.	114,934
8,343	Benchmark Electronics, Inc.(a)	184,547
2,152	Black Box Corp.	58,233
7,503	Broadridge Financial Solutions, Inc.	217,137
3,520	CACI International, Inc., Class A(a)	233,728
5,346	Cadence Design Systems, Inc.(a)	77,945
4,885	Checkpoint Systems, Inc.(a)	84,022
7,353	CIBER, Inc.(a)	26,765
2,119	Cohu, Inc.	25,004
9,748	Compuware Corp.	110,542
10,555	Convergys Corp.	199,806
2,597	CSG Systems International, Inc.	61,497
3,229	CTS Corp.	45,367
2,455	Cypress Semiconductor Corp.(a)	31,350
2,757	Daktronics, Inc.	29,996
2,225	Digi International, Inc.(a)	22,094
3,228	Digital River, Inc.(a)	54,844
18,221	EarthLink, Inc.	114,246
1,511	Electro Rent Corp.	27,017
2,120	Electro Scientific Industries, Inc.	24,062
2,016	Electronics for Imaging, Inc.(a)	60,540
1,592	EMCORE Corp.(a)(b)	6,702
7,993	Emulex Corp.(a)	64,024
5,774	Entegris, Inc.(a)	55,026
423	ePlus, Inc.	26,856
4,425	Extreme Networks, Inc.(a)	19,160
1,285	Fair Isaac Corp.	64,199
10,931	Fairchild Semiconductor International, Inc.(a)	137,949
4,739	FormFactor, Inc.(a)	34,453
3,721	Freescale Semiconductor Ltd.(a)	58,420
4,971	Global Cash Access Holdings, Inc.(a)	34,747
2,264	GSI Group, Inc.(a)	19,040
8,886	Integrated Device Technology, Inc.(a)	80,063
5,059	Intermec, Inc.(a)	50,236
5,269	International Rectifier Corp.(a)	127,036
15,874	Intersil Corp., Class A	162,074
1,688	IXYS Corp.	18,973
7,351	Kemet Corp.(a)	32,050
6,732	Lender Processing Services, Inc.	220,002
4,347	Lionbridge Technologies, Inc.(a)	14,389
24,134	LSI Corp.(a)	187,763
3,061	Mercury Systems, Inc.(a)	28,406
2,469	Methode Electronics, Inc.	46,639
522	MoneyGram International, Inc.(a)	11,333
22,197	Monster Worldwide, Inc.(a)	126,967
1,411	Multi-Fineline Electronix, Inc. (Singapore)(a)	21,334
2,359	Newport Corp.(a)	34,559
1,458	Park Electrochemical Corp.	39,658
2,473	Pericom Semiconductor Corp.(a)	18,918
8,909	Photronics, Inc.(a)	68,154
4,341	Plexus Corp.(a)	151,805
1,245	PLX Technology, Inc.(a)	6,823
1,877	PRGX Global, Inc.(a)	11,637
7,524	QLogic Corp.(a)	82,839
28,544	Quantum Corp.(a)	45,670
2,289	RealNetworks, Inc.(a)	18,014
16,700	RF Micro Devices, Inc.(a)	86,673
1,117	Richardson Electronics Ltd.	12,555
1,788	Rofin-Sinar Technologies, Inc.(a)	41,321
723	Rogers Corp.(a)	40,213
1,404	Rudolph Technologies, Inc.(a)	17,339
3,637	ScanSource, Inc.(a)	129,514
4,507	Sigma Designs, Inc.(a)	23,527
3,996	Silicon Image, Inc.(a)	22,897
11,588	Sonus Networks, Inc.(a)	39,631
5,689	Spansion, Inc., Class A(a)	67,130
4,920	STEC, Inc.(a)	33,308
29,760	SunEdison, Inc.(a)	299,981
3,697	SunPower Corp. (France)(a)(b)	102,222
507	Supertex, Inc.	13,628
3,943	Symmetricom, Inc.(a)	20,267
4,501	Take-Two Interactive Software, Inc.(a)	78,903
1,788	TeleTech Holdings, Inc.(a)	44,789
52,189	Tellabs, Inc.	116,903
8,651	Teradyne, Inc.(a)	142,655
3,504	Tessera Technologies, Inc.	70,325
2,276	Ultra Clean Holdings, Inc.(a)	15,773
16,215	United Online, Inc.	131,666
10,851	Unwired Planet, Inc.(a)	22,028
2,193	ValueClick, Inc.(a)	53,597
371	Viasystems Group, Inc.(a)	5,509
955	Vishay Precision Group, Inc.(a)	15,490

1,286	XO Group, Inc.(a)	$15,381
2,134	Zebra Technologies Corp., Class A(a)	98,527
664	Zygo Corp.(a)	10,405
		6,303,408
	Materials - 5.1%
2,771	A. Schulman, Inc.	74,263
2,423	A.M. Castle & Co.(a)(b)	41,239
364	AEP Industries, Inc.(a)	29,375
1,745	AMCOL International Corp.	61,215
489	American Pacific Corp.(a)	17,785
11,850	Boise, Inc.	107,835
2,476	Carpenter Technology Corp.	129,445
9,043	Century Aluminum Co.(a)	75,871
7,830	Chemtura Corp.(a)	175,079
14,720	Ferro Corp.(a)	96,122
2,933	Greif, Inc., Class A	162,254
2,226	H.B. Fuller Co.	89,374
4,807	Headwaters, Inc.(a)	45,330
3,854	Horsehead Holding Corp.(a)	47,211
3,917	Louisiana-Pacific Corp.(a)	63,690
2,304	Materion Corp.	69,443
1,850	Minerals Technologies, Inc.	85,100
2,772	Myers Industries, Inc.	53,971
1,290	Neenah Paper, Inc.	51,045
8,660	Noranda Aluminum Holding Corp.	26,933
7,077	Olin Corp.	172,679
1,555	Olympic Steel, Inc.	43,307
5,099	OM Group, Inc.(a)	157,406
4,498	P.H. Glatfelter Co.	119,062
1,992	RTI International Metals, Inc.(a)	61,055
4,153	Schnitzer Steel Industries, Inc., Class A	106,566
3,486	Sensient Technologies Corp.	153,419
5,918	SunCoke Energy, Inc.(a)	93,504
687	Texas Industries, Inc.(a)	42,690
1,499	Tredegar Corp.	44,985
531	Universal Stainless & Alloy Products, Inc.(a)	13,700
1,872	US Concrete, Inc.(a)	32,123
4,732	Wausau Paper Corp.	53,897
3,594	Worthington Industries, Inc.	128,557
		2,725,530
	Telecommunication Services - 1.9%
3,769	Cbeyond, Inc.(a)	31,923
40,942	Cincinnati Bell, Inc.(a)	141,250
4,234	Consolidated Communications Holdings, Inc.	74,053
5,687	Fairpoint Communications, Inc.(a)(b)	49,818
4,198	General Communication, Inc., Class A(a)	37,152
667	Hawaiian Telcom Holdco, Inc.(a)	18,556
22,466	Leap Wireless International, Inc.(a)(b)	374,733
4,357	NTELOS Holdings Corp.	81,607
3,715	Premiere Global Services, Inc.(a)	40,865
2,120	United States Cellular Corp.	84,185
5,197	USA Mobility, Inc.	81,177
		1,015,319
	Utilities - 4.5%
2,929	ALLETE, Inc.	157,053
6,198	Avista Corp.	178,378
3,538	Black Hills Corp.	187,691
3,035	California Water Service Group	66,163
4,700	Empire District Electric Co. (The)	108,946
3,763	IDACORP, Inc.	198,574
2,679	Laclede Group, Inc. (The)	122,859
1,536	MGE Energy, Inc.	90,179
1,130	Middlesex Water Co.	23,888
3,781	New Jersey Resources Corp.	169,238
2,709	Northwest Natural Gas Co.	119,033
3,571	NorthWestern Corp.	150,696
3,061	Otter Tail Corp.	93,636
5,791	Piedmont Natural Gas Co., Inc.	200,079
1,125	SJW Corp.	31,376
1,853	South Jersey Industries, Inc.	113,218
3,993	Southwest Gas Corp.	198,213
1,143	Unitil Corp.	35,136
3,243	UNS Energy Corp.	164,907
		2,409,263
	Total Common Stocks and Other Equity Interests (Cost $44,730,599)	54,036,159

	Money Market Fund - 0.1%
77,272	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $77,272)	77,272

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $44,807,871)-100.2%	54,113,431

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
2,131,803	Invesco Liquid Assets Portfolio - Institutional Class (Money Market Fund) (Cost $2,131,803)(c)(d)	2,131,803
	Total Investments (Cost $46,939,674)(e)-104.1%	56,245,234
	Liabilities in excess of other assets-(4.1)%	(2,199,200)
	Net Assets-100.0%	$54,046,034

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,248,679. The net unrealized appreciation was $8,996,555 which consisted of aggregate gross unrealized appreciation of $11,138,212 and aggregate gross unrealized depreciation of $2,141,657.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 14.3%
19,123	1-800-FLOWERS.COM, Inc., Class A(a)	$125,829
17,255	AH Belo Corp., Class A	129,413
7,624	Bassett Furniture Industries, Inc.	121,450
5,392	Big 5 Sporting Goods Corp.	109,296
6,562	Bon-Ton Stores, Inc. (The)	123,759
5,498	Brown Shoe Co., Inc.	130,687
17,989	Callaway Golf Co.	129,161
6,983	Carriage Services, Inc.	131,001
1,865	Core-Mark Holding Co., Inc.	116,842
52,846	Corinthian Colleges, Inc.(a)	118,375
4,749	CSS Industries, Inc.	126,466
18,670	Destination XL Group, Inc.(a)	120,422
16,064	Digital Generation, Inc.(a)(b)	124,496
7,597	E.W. Scripps Co. (The), Class A(a)	126,186
12,540	Entercom Communications Corp., Class A(a)	123,017
4,854	Flexsteel Industries, Inc.	120,816
7,642	Fred’s, Inc., Class A	131,442
6,618	Fuel Systems Solutions, Inc.(a)	120,381
16,445	Gray Television, Inc.(a)	128,435
5,146	Haverty Furniture Cos., Inc.	133,796
7,421	hhgregg, Inc.(a)	116,436
7,282	Hooker Furniture Corp.	122,410
4,755	Johnson Outdoors, Inc., Class A(a)	121,110
15,806	Journal Communications, Inc., Class A(a)	144,783
6,861	Kirkland’s, Inc.(a)	120,616
8,717	Lifetime Brands, Inc.	130,581
22,463	Lincoln Educational Services Corp.	140,843
14,009	Luby’s, Inc.(a)	112,632
5,156	M/I Homes, Inc.(a)	109,617
10,449	MarineMax, Inc.(a)	121,522
10,879	Modine Manufacturing Co.(a)	119,669
7,022	Monarch Casino & Resort, Inc.(a)	143,951
4,542	Multimedia Games Holding Co., Inc.(a)	158,925
13,622	Nautilus, Inc.(a)	119,601
4,202	Overstock.com, Inc.(a)	142,910
32,433	Pacific Sunwear of California, Inc.(a)	144,327
5,829	Perry Ellis International, Inc.	117,163
37,462	RadioShack Corp.(a)(b)	102,271
18,614	Reading International, Inc., Class A(a)	115,593
2,145	Red Robin Gourmet Burgers, Inc.(a)	122,008
7,830	Rocky Brands, Inc.	135,302
12,824	Ruby Tuesday, Inc.(a)	93,872
15,806	Salem Communications Corp., Class A	119,651
45,530	SORL Auto Parts, Inc.(a)	119,744
19,341	Spartan Motors, Inc.	117,206
6,801	Speedway Motorsports, Inc.	125,615
5,037	Stage Stores, Inc.	125,724
3,446	Standard Motor Products, Inc.	118,508
10,171	Stoneridge, Inc.(a)	122,866
6,880	Superior Industries International, Inc.	125,285
10,819	TravelCenters of America LLC(a)	122,038
11,419	Tuesday Morning Corp.(a)	128,121
5,725	Unifi, Inc.(a)	131,332
4,209	Universal Electronics, Inc.(a)	129,764
23,164	ValueVision Media, Inc., Class A(a)	137,363
9,648	VOXX International Corp.(a)	130,730
5,639	Winnebago Industries, Inc.(a)	134,885
13,014	Zale Corp.(a)	120,770
		7,257,014
	Consumer Staples - 2.7%
31,154	Alliance One International, Inc.(a)	118,697
9,827	Boulder Brands, Inc.(a)	126,866
17,157	Central Garden & Pet Co., Class A(a)	129,364
10,842	Chiquita Brands International, Inc.(a)	130,971
4,689	Ingles Markets, Inc., Class A	133,449
5,874	John B. Sanfilippo & Son, Inc.	126,761
5,790	Nutraceutical International Corp.	128,654
13,184	Omega Protein Corp.(a)	110,350
9,719	Pantry, Inc. (The)(a)	121,002
3,860	Seneca Foods Corp., Class A(a)	135,679
15,598	SunOpta, Inc.(a)	126,032
		1,387,825
	Energy - 8.1%
1,720	Adams Resources & Energy, Inc.	115,016
35,127	Callon Petroleum Co.(a)	140,508
12,755	Capital Product Partners LP (Greece)(b)	121,810
6,218	Compressco Partners, LP	129,334
7,525	Comstock Resources, Inc.	126,194
5,989	Crosstex Energy, Inc.	120,319
3,212	Dawson Geophysical Co.(a)	115,889
44,335	Gastar Exploration Ltd.(a)	146,306
8,889	Green Plains Renewable Energy, Inc.(a)	147,202
38,184	Harvest Natural Resources, Inc.(a)	157,318
16,084	Knightsbridge Tankers Ltd. (Bermuda)	123,203
33,066	L&L Energy, Inc.(a)(b)	103,497
7,597	Matrix Service Co.(a)	120,413
6,039	Memorial Production Partners LP	122,713
5,039	Natural Gas Services Group, Inc.(a)	122,700
34,920	Navios Maritime Acquisition Corp.	129,902
27,984	North American Energy Partners, Inc. (Canada)(a)	140,480
23,769	Parker Drilling Co.(a)	144,278
25,188	Penn Virginia Corp.	126,948
3,449	PHI, Inc.(a)	121,405
17,883	Pioneer Energy Services Corp.(a)	121,247
8,319	Renewable Energy Group, Inc.(a)	129,610
14,833	Resolute Energy Corp.(a)	124,152
4,113	REX American Resources Corp.(a)	149,672
3,232	Rose Rock Midstream LP	119,584
10,760	StealthGas, Inc.(a)	108,568
16,171	Synergy Resources Corp.(a)	125,325
8,933	Tesco Corp.(a)	118,273
2,824	TransMontaigne Partners LP	118,749
16,888	Triangle Petroleum Corp.(a)	119,905
24,817	Tsakos Energy Navigation Ltd.	127,311
46,421	Warren Resources, Inc.(a)	133,228
		4,071,059
	Financials - 34.9%
6,294	AG Mortgage Investment Trust, Inc. REIT	114,173
4,011	Agree Realty Corp. REIT	120,972
17,410	America First Tax Exempt Investors LP	120,651

7,454	Apollo Commercial Real Estate Finance, Inc. REIT	$119,488
7,183	Apollo Residential Mortgage, Inc. REIT	115,143
18,849	Arbor Realty Trust, Inc. REIT	142,121
4,427	Arlington Asset Investment Corp., Class A	111,915
10,338	Ashford Hospitality Trust, Inc. REIT	120,644
13,685	ASTA Funding, Inc.	120,565
6,678	AV Homes, Inc.(a)	107,850
8,717	Banc of California, Inc.	128,314
5,288	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	133,205
7,898	Bancorp, Inc. (The)(a)	118,470
20,989	Bank Mutual Corp.	130,342
13,928	BankFinancial Corp.	119,781
3,502	Banner Corp.	129,854
4,266	Berkshire Hills Bancorp, Inc.	111,343
12,649	BlackRock Kelso Capital Corp.	127,881
4,791	Blackstone Mortgage Trust, Inc., Class A REIT	121,116
10,367	BNC Bancorp	137,570
2,585	BofI Holding, Inc.(a)	140,236
13,636	Brookline Bancorp, Inc.	134,451
11,273	Calamos Asset Management, Inc., Class A	120,057
10,258	Campus Crest Communities, Inc. REIT	116,428
860	Capital Southwest Corp.	124,683
8,088	Cardinal Financial Corp.	132,320
22,853	Cedar Realty Trust, Inc. REIT	126,606
13,636	Centerstate Banks, Inc.	134,451
11,743	Charter Financial Corp.	127,881
6,891	Chatham Lodging Trust REIT	120,317
16,130	Consumer Portfolio Services, Inc.(a)	104,845
3,719	Coresite Realty Corp. REIT	126,297
40,821	Cowen Group, Inc., Class A(a)	131,852
7,726	Dime Community Bancshares, Inc.	135,591
11,616	Dynex Capital, Inc. REIT	111,630
5,290	Eagle Bancorp, Inc.(a)	138,968
5,188	Ellington Financial LLC	117,871
4,507	EMC Insurance Group, Inc.	130,703
4,841	Employers Holdings, Inc.	127,270
3,574	Encore Capital Group, Inc.(a)	138,886
9,242	Excel Trust, Inc. REIT	119,961
5,456	Farmers Capital Bank Corp.(a)	133,236
4,696	FBR & Co.(a)	134,728
4,098	Federal Agricultural Mortgage Corp., Class C	127,407
9,627	Fidelity Southern Corp.	148,645
6,326	Fidus Investment Corp.	122,977
8,395	First Bancorp	132,893
16,064	First Commonwealth Financial Corp.	120,641
7,551	First Community Bancshares, Inc.	120,514
5,248	First Defiance Financial Corp.	138,547
11,481	First Financial Northwest, Inc.	122,387
5,710	First Interstate BancSystem, Inc.	134,585
6,903	First Merchants Corp.	129,224
7,195	Flushing Financial Corp.	136,417
5,901	Forestar Group, Inc.(a)	127,521
6,573	Franklin Financial Corp.	120,089
7,215	FXCM, Inc., Class A	119,047
30,273	GFI Group, Inc.	121,092
5,027	Global Indemnity PLC(a)	130,601
6,765	Golub Capital BDC, Inc.	122,988
26,305	Gramercy Property Trust, Inc. REIT(a)	124,949
4,826	Greenlight Capital Re Ltd., Class A(a)	127,599
15,062	GSV Capital Corp.(a)	139,323
6,700	Hanmi Financial Corp.(a)	113,900
3,852	HCI Group, Inc.	140,598
4,305	Heartland Financial USA, Inc.	120,540
8,493	Hercules Technology Growth Capital, Inc.	118,392
9,293	Home Federal Bancorp, Inc.	130,288
5,518	HomeStreet, Inc.	119,741
4,854	Horace Mann Educators Corp.	137,562
8,614	Horizon Technology Finance Corp.	120,510
10,385	ICG Group, Inc.(a)	125,970
3,431	Independent Bank Corp.	127,770
1,983	Infinity Property & Casualty Corp.	128,915
7,414	Interactive Brokers Group, Inc., Class A	120,107
8,466	Investment Technology Group, Inc.(a)	120,302
1,669	Investors Title Co.	124,457
10,484	iStar Financial, Inc. REIT(a)	119,098
3,093	Kansas City Life Insurance Co.	136,123
10,514	Kcap Financial, Inc.	110,082
19,632	Kite Realty Group Trust REIT	113,277
23,486	Macatawa Bank Corp.(a)	121,892
10,549	Maiden Holdings Ltd.	128,276
8,813	MainSource Financial Group, Inc.	127,436
22,722	MCG Capital Corp.	124,744
14,742	Meadowbrook Insurance Group, Inc.	111,892
8,511	Medallion Financial Corp.	128,431
6,587	Mercantile Bank Corp.	131,542
5,909	Metro Bancorp, Inc.(a)	129,171
4,919	MidWestOne Financial Group, Inc.	128,337
622	National Western Life Insurance Co., Class A	133,077
2,076	Navigators Group, Inc. (The)(a)	120,325
17,486	New York Mortgage Trust, Inc. REIT	112,610
8,889	NewStar Financial, Inc.(a)	136,891
19,311	NGP Capital Resources Co.	127,066
6,535	OFG Bancorp	120,701
5,389	One Liberty Properties, Inc. REIT	125,186
6,218	Oppenheimer Holdings, Inc., Class A	119,137
7,551	Oritani Financial Corp.	122,779
9,685	Pacific Premier Bancorp, Inc.(a)	126,196
20,031	Park Sterling Corp.(a)	134,208
10,714	PennantPark Investment Corp.	124,818
2,753	Phoenix Cos., Inc. (The)(a)	117,471
5,647	PICO Holdings, Inc.(a)	123,613
4,606	Pinnacle Financial Partners, Inc.(a)	131,179
3,746	Piper Jaffray Cos., Inc.(a)	125,678
7,183	Preferred Bank(a)	122,039
7,454	Provident Financial Holdings, Inc.	130,445
12,674	Provident New York Bancorp	137,513
15,743	RAIT Financial Trust REIT	119,017
4,865	Renasant Corp.	133,301
19,248	Resource Capital Corp. REIT	127,807
8,516	Retail Opportunity Investments Corp. REIT	116,669
7,376	Safeguard Scientifics, Inc.(a)	110,271
2,439	Safety Insurance Group, Inc.	131,145
19,995	Security National Financial Corp., Class A(a)	120,770
8,969	Southwest Bancorp, Inc.(a)	134,176
6,514	State Auto Financial Corp.	132,234
4,518	Stewart Information Services Corp.	139,742
7,244	Suffolk Bancorp(a)	131,479
12,527	Summit Hotel Properties, Inc. REIT	126,773
21,721	SWS Group, Inc.(a)	129,457

7,011	Taylor Capital Group, Inc.(a)	$157,257
7,058	TCP Capital Corp.	112,152
6,387	Terreno Realty Corp. REIT	117,138
7,792	THL Credit, Inc.	121,399
8,042	TowneBank	128,431
4,302	Triangle Capital Corp.	124,930
5,750	Union First Market Bankshares Corp.	127,075
9,531	United Community Banks, Inc.(a)	129,908
4,767	United Fire Group, Inc.	123,990
16,719	Universal Insurance Holdings, Inc.	131,411
5,689	ViewPoint Financial Group, Inc.	122,712
6,765	Walker & Dunlop, Inc.(a)	124,747
4,480	WesBanco, Inc.	131,936
6,779	Western Asset Mortgage Capital Corp. REIT	113,819
7,511	Whitestone REIT	121,528
17,883	Wilshire Bancorp, Inc.	157,192
9,841	Winthrop Realty Trust REIT	125,670
2,261	WSFS Financial Corp.	134,597
		17,657,130
	Health Care - 8.4%
5,995	Addus HomeCare Corp.(a)	117,742
9,974	Albany Molecular Research, Inc.(a)	126,770
57,744	Alphatec Holdings, Inc.(a)	132,811
10,188	Amedisys, Inc.(a)	127,452
10,492	AngioDynamics, Inc.(a)	125,379
28,804	Astex Pharmaceuticals(a)	150,645
8,472	Cambrex Corp.(a)	124,115
7,299	Chindex International, Inc.(a)	124,959
22,941	Cross Country Healthcare, Inc.(a)	129,387
13,453	Cutera, Inc.(a)	128,476
10,233	Cytokinetics, Inc.(a)	127,298
9,014	Endocyte, Inc.(a)	161,982
5,575	ExamWorks Group, Inc.(a)	135,361
21,102	Five Star Quality Care, Inc.(a)	124,924
11,450	GenMark Diagnostics, Inc.(a)	108,775
3,611	Greatbatch, Inc.(a)	136,496
6,818	Healthways, Inc.(a)	116,997
9,899	Insmed, Inc.(a)	109,978
8,244	Invacare Corp.	128,689
15,846	Keryx Biopharmaceuticals, Inc.(a)	144,199
9,014	Kindred Healthcare, Inc.(a)	138,455
9,938	Lannett Co., Inc.(a)	138,039
6,045	LHC Group, Inc.(a)	138,672
15,373	Medical Action Industries, Inc.(a)	141,278
2,477	National Healthcare Corp.	118,970
8,671	Natus Medical, Inc.(a)	110,902
5,761	Omnicell, Inc.(a)	121,557
8,539	PharMerica Corp.(a)	125,011
4,071	Providence Service Corp. (The)(a)	112,237
14,365	Repligen Corp.(a)	146,092
31,485	RTI Surgical, Inc.(a)	123,421
30,121	Sinovac Biotech Ltd. (China)(a)	118,978
14,060	Symmetry Medical, Inc.(a)	122,463
		4,238,510
	Industrials - 13.0%
5,384	AAR Corp.	130,508
8,499	Aceto Corp.	131,904
12,785	Aegean Marine Petroleum Network, Inc. (Greece)	120,307
3,412	American Woodmark Corp.(a)	118,362
4,934	Apogee Enterprises, Inc.	132,034
5,167	Arkansas Best Corp.	112,124
2,268	Barrett Business Services, Inc.	159,350
5,023	CAI International, Inc.(a)	105,433
2,329	CIRCOR International, Inc.	122,319
5,553	Columbus McKinnon Corp.(a)	122,832
7,933	Comfort Systems USA, Inc.	122,565
2,520	Consolidated Graphics, Inc.(a)	135,047
11,791	Diana Shipping, Inc. (Greece)(a)	115,906
5,568	Ducommun, Inc.(a)	127,173
3,472	Encore Wire Corp.	144,817
8,927	EnerNOC, Inc.(a)	139,440
6,294	Erickson Air-Crane, Inc.(a)	117,383
8,129	Gibraltar Industries, Inc.(a)	125,187
29,745	Global Ship Lease, Inc., Class A (United Kingdom)(a)	138,909
10,523	Griffon Corp.	125,224
8,008	Hardinge, Inc.	126,687
3,757	ICF International, Inc.(a)	125,446
5,075	International Shipholding Corp.	138,750
6,776	Kelly Services, Inc., Class A	132,606
8,933	KEYW Holding Corp. (The)(a)	114,610
12,192	Kimball International, Inc., Class B	133,990
18,266	Kratos Defense & Security Solutions, Inc.(a)	123,113
6,066	Layne Christensen Co.(a)	117,559
2,743	LB Foster Co., Class A	127,495
6,316	LMI Aerospace, Inc.(a)	116,783
14,670	MFC Industrial Ltd. (Canada)	124,988
3,901	Multi-Color Corp.	135,014
6,087	MYR Group, Inc.(a)	131,479
9,864	Navigant Consulting, Inc.(a)	132,375
21,138	Navios Maritime Holdings, Inc.	118,161
4,242	Northwest Pipe Co.(a)	126,412
9,791	Orion Marine Group, Inc.(a)	123,073
3,591	Park-Ohio Holdings Corp.(a)	126,152
13,655	PGT, Inc.(a)	136,550
9,626	Pike Electric Corp.	117,533
2,291	Powell Industries, Inc.(a)	112,717
7,874	PowerSecure International, Inc.(a)	128,189
10,449	Republic Airways Holdings, Inc.(a)	143,465
29,593	Revolution Lighting Technologies, Inc.(a)(b)	123,699
3,950	Saia, Inc.(a)	118,263
8,741	SkyWest, Inc.	132,164
6,865	Sparton Corp.(a)	121,991
10,832	Tecumseh Products Co., Class A(a)	124,351
6,545	Tutor Perini Corp.(a)	129,460
2,964	Universal Forest Products, Inc.	122,265
4,828	Viad Corp.	116,113
2,882	VSE Corp.	124,733
		6,573,010
	Information Technology - 12.4%
6,798	Advanced Energy Industries, Inc.(a)	147,245
26,724	AudioCodes Ltd. (Israel)(a)	137,094
20,131	Avid Technology, Inc.(a)	119,981
4,676	Black Box Corp.	126,533
6,384	Blucora, Inc.(a)	127,680
12,164	Brooks Automation, Inc.	119,450
8,108	CalAmp Corp.(a)	124,458
10,777	Canadian Solar, Inc. (Canada)(a)	159,392
8,341	Checkpoint Systems, Inc.(a)	143,465
6,121	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	91,999
35,444	CIBER, Inc.(a)	129,016
9,469	Cohu, Inc.	111,734

5,154	Computer Task Group, Inc.	$95,864
6,028	Cray, Inc.(a)	139,669
11,537	Daktronics, Inc.	125,523
18,157	Emulex Corp.(a)	145,438
27,721	Entropic Communications, Inc.(a)	122,804
8,788	EPIQ Systems, Inc.	114,332
8,455	Fabrinet (Cayman Islands)(a)	125,219
17,539	FormFactor, Inc.(a)	127,508
21,369	Gilat Satellite Networks Ltd. (Israel)(a)	109,623
18,729	GSI Technology, Inc.(a)	130,167
9,538	Hollysys Automation Technologies Ltd. (China)(a)	129,526
25,027	Hutchinson Technology, Inc.(a)	85,843
10,801	Integrated Silicon Solution, Inc.(a)	129,288
16,305	IntraLinks Holdings, Inc.(a)	154,897
28,804	Kemet Corp.(a)	125,585
29,374	Meru Networks, Inc.(a)	105,746
6,960	Methode Electronics, Inc.	131,474
20,479	Mitek Systems, Inc.(a)	117,549
21,138	Nam Tai Electronics, Inc. (China)	165,088
13,622	NeoPhotonics Corp.(a)	119,601
11,765	Netsol Technologies, Inc.(a)	121,885
29,969	Novatel Wireless, Inc.(a)	127,069
6,816	Oplink Communications, Inc.(a)	137,342
7,661	PC Connection, Inc.	129,931
12,331	PCM, Inc.(a)	123,803
6,424	PDF Solutions, Inc.(a)	131,820
10,338	Perion Network Ltd. (Israel)(a)	133,670
14,687	Photronics, Inc.(a)	112,356
14,777	Rubicon Technology, Inc.(a)(b)	124,422
10,571	Rudolph Technologies, Inc.(a)	130,552
10,110	SeaChange International, Inc.(a)	119,096
3,451	Silicom Ltd. (Israel)	122,856
8,848	Silicon Graphics International Corp.(a)	166,519
50,807	TeleCommunication Systems, Inc., Class A(a)	137,179
15,617	United Online, Inc.	126,810
5,343	Virtusa Corp.(a)	137,743
11,765	Xyratex Ltd.	126,827
		6,248,671
	Materials - 3.5%
7,511	A.M. Castle & Co.(a)	127,837
1,592	AEP Industries, Inc.(a)	128,474
13,863	Boise, Inc.	126,153
41,978	China Green Agriculture, Inc. (China)(a)(b)	119,637
9,242	Horsehead Holding Corp.(a)	113,215
8,963	Landec Corp.(a)	135,252
4,369	Materion Corp.	131,682
70,463	McEwen Mining, Inc.(a)	138,108
40,126	Nevsun Resources Ltd. (Canada)	134,422
4,831	Olympic Steel, Inc.	134,543
26,364	Primero Mining Corp. (Canada)(a)	127,074
39,070	Thompson Creek Metals Co., Inc.(a)(b)	116,429
22,127	Yongye International, Inc. (China)(a)	118,379
9,170	Zoltek Cos., Inc.(a)(b)	127,738
		1,778,943
	Telecommunication Services - 2.1%
14,365	8x8, Inc.(a)	130,147
15,098	Cbeyond, Inc.(a)	127,880
4,704	Hawaiian Telcom Holdco, Inc.(a)	130,865
6,332	IDT Corp., Class B	130,882
15,253	Iridium Communications, Inc.(a)(b)	128,430
26,364	ORBCOMM, Inc.(a)	127,075
8,723	USA Mobility, Inc.	136,253
41,830	Vonage Holdings Corp.(a)	134,693
		1,046,225
	Utilities - 0.7%
10,355	Consolidated Water Co. Ltd. (Cayman Islands)	122,810
12,938	Genie Energy Ltd., Class B(a)	133,391
24,208	Star Gas Partners LP	120,314
		376,515
	Total Common Stocks and Other Equity Interests (Cost $44,507,562)	50,634,902

	Money Market Fund - 0.1%
63,669	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $63,669)
		63,669
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $44,571,231)-100.2%	50,698,571

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.6%
822,008	Invesco Liquid Assets Portfolio - Institutional Class (Cost $822,008)(c)(d)	822,008

	Total Investments (Cost $45,393,239)(e)-101.8%	51,520,579
	Liabilities in excess of other assets-(1.8)%	(924,993)
	Net Assets-100.0%	$50,595,586

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $45,616,742. The net unrealized appreciation was $5,903,837 which consisted of aggregate gross unrealized appreciation of $6,748,513 and aggregate gross unrealized depreciation of $844,676.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 77.4%
11,821	AAR Corp.	$286,541
6,667	Aerovironment, Inc.(a)	150,741
9,583	Alliant Techsystems, Inc.	892,177
2,318	American Science & Engineering, Inc.	140,911
37,675	Boeing Co. (The)	3,959,642
7,955	Cubic Corp.	402,125
22,165	DigitalGlobe, Inc.(a)	718,146
3,152	Ducommun, Inc.(a)	71,992
5,108	Engility Holdings, Inc.(a)	166,470
9,307	Esterline Technologies Corp.(a)	757,962
55,981	Exelis, Inc.	827,399
18,001	GenCorp, Inc.(a)	315,198
38,029	General Dynamics Corp.	3,245,395
15,781	HEICO Corp.	896,361
29,832	Hexcel Corp.(a)	1,050,385
48,094	Honeywell International, Inc.	3,990,840
14,923	Huntington Ingalls Industries, Inc.	927,912
10,889	KEYW Holding Corp. (The)(a)	139,706
16,864	Kratos Defense & Security Solutions, Inc.(a)	113,663
26,780	L-3 Communications Holdings, Inc.	2,494,557
34,499	Lockheed Martin Corp.	4,144,020
13,489	Moog, Inc., Class A(a)	758,621
32,153	Northrop Grumman Corp.	2,960,005
17,848	Orbital Sciences Corp.(a)	330,902
15,757	Precision Castparts Corp.	3,493,642
39,792	Raytheon Co.	2,858,657
37,535	Rockwell Collins, Inc.	2,671,366
15,237	Taser International, Inc.(a)	135,305
11,121	Teledyne Technologies, Inc.(a)	891,571
82,679	Textron, Inc.	2,263,751
14,283	TransDigm Group, Inc.	2,065,179
15,388	Triumph Group, Inc.	1,207,342
40,294	United Technologies Corp.	4,253,838
		49,582,322
	Communications Equipment - 4.7%
3,938	Anaren, Inc.(a)	92,189
4,880	Comtech Telecommunications Corp.	132,150
32,606	Harris Corp.	1,860,825
13,256	ViaSat, Inc.(a)	885,368
		2,970,532
	Construction & Engineering - 1.7%
22,586	URS Corp.	1,050,249

	Containers & Packaging - 3.1%
44,266	Ball Corp.	1,982,674

	Electronic Equipment, Instruments & Components - 2.9%
42,220	FLIR Systems, Inc.	1,370,883
9,620	Mercury Systems, Inc.(a)	89,274
5,932	OSI Systems, Inc.(a)	417,553
		1,877,710
	IT Services - 8.4%
43,387	Booz Allen Hamilton Holding Corp.	927,614
6,861	CACI International, Inc., Class A(a)	455,571
44,702	Computer Sciences Corp.	2,130,497
11,043	ManTech International Corp., Class A	326,210
101,919	SAIC, Inc.	1,558,342
		5,398,234
	Machinery - 1.8%
25,996	Oshkosh Corp.(a)	1,165,141

	Total Common Stocks (Cost $59,765,840)	64,026,862

	Money Market Fund - 0.1%
91,072	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $91,072)	91,072

	Total Investments (Cost $59,856,912)(b)-100.1%	64,117,934
	Liabilities in excess of other assets-(0.1)%	(66,788)
	Net Assets-100.0%	$64,051,146

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $60,299,884. The net unrealized appreciation was $3,818,050 which consisted of aggregate gross unrealized appreciation of $7,101,909 and aggregate gross unrealized depreciation of $3,283,859.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 1.9%
39,114	Hexcel Corp.(a)	$1,377,204

	Auto Components - 7.1%
24,368	BorgWarner, Inc.(a)	2,325,438
21,179	Fuel Systems Solutions, Inc.(a)	385,246
57,329	Johnson Controls, Inc.	2,305,199
		5,015,883
	Biotechnology - 3.0%
62,250	Novozymes A/S, Class B (Denmark)	2,129,882

	Building Products - 2.0%
79,672	Kingspan Group PLC (Ireland)	1,118,756
12,629	WaterFurnace Renewable Energy, Inc. (Canada)	286,657
		1,405,413
	Chemicals - 5.5%
470	Gurit Holding AG (Switzerland)(a)	195,001
31,311	Koninklijke DSM NV (Netherlands)	2,195,230
33,779	Umicore SA (Belgium)	1,518,962
		3,909,193
	Commercial Services & Supplies - 2.2%
32,891	Tetra Tech, Inc.(a)	776,228
86,013	Tomra Systems ASA (Norway)	785,367
		1,561,595
	Construction & Engineering - 2.6%
29,715	Aegion Corp.(a)	678,096
36,883	Ameresco, Inc., Class A(a)	337,111
33,274	Arcadis NV (Netherlands)	861,566
		1,876,773
	Electrical Equipment - 18.8%
96,105	ABB Ltd. (Switzerland)(a)	2,114,176
894,945	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(a)	403,890
22,024	EnerSys, Inc.	1,165,510
109,675	Gamesa Corp. Tecnologica SA (Spain)(a)	808,257
21,674	Polypore International, Inc.(a)	910,091
16,853	PowerSecure International, Inc.(a)	274,367
16,622	Roper Industries, Inc.	2,093,707
17,811	Saft Groupe SA (France)	438,477
28,271	Schneider Electric SA (France)	2,245,247
29,846	SGL Carbon SE (Germany)(b)	973,932
91,978	Vestas Wind Systems A/S (Denmark)(a)	1,861,021
		13,288,675
	Electronic Equipment, Instruments & Components - 9.1%
11,392	Badger Meter, Inc.	542,715
142,911	Corning, Inc.(b)	2,170,818
21,196	HORIBA Ltd. (Japan)	771,508
20,825	Itron, Inc.(a)	897,974
71,200	Trimble Navigation Ltd.(a)	2,032,048
		6,415,063
	Independent Power Producers & Energy Traders - 2.4%
8,409,608	Energy Development Corp. (Netherlands)	1,169,561
22,700	Ormat Technologies, Inc. (Israel)	522,781
		1,692,342
	Industrial Conglomerates - 4.1%
23,149	Raven Industries, Inc.	709,748
20,002	Siemens AG (Germany)(b)	2,186,126
		2,895,874
	Life Sciences Tools & Services - 2.0%
6,495	Eurofins Scientific (France)	1,423,024

	Machinery - 18.8%
100,770	Alfa Laval AB (Sweden)	2,280,311
22,252	CLARCOR, Inc.	1,223,415
43,564	Donaldson Co., Inc.	1,579,195
20,254	ESCO Technologies, Inc.	701,396
13,663	Kadant, Inc.	447,327
55,718	Kurita Water Industries Ltd. (Japan)	1,132,998
8,671	Lindsay Corp.	651,192
61,618	Meyer Burger Technology AG (Switzerland)(a)(b)	412,489

27,357	Pall Corp.	1,913,896
14,265	Westport Innovations, Inc. (Canada)(a)(b)	469,001
29,449	Woodward, Inc.	1,205,053
53,467	Xylem, Inc.	1,332,932
		13,349,205
	Metals & Mining - 0.7%
26,968	Asahi Holdings, Inc. (Japan)	476,543

	Professional Services - 3.4%
19,301	Mistras Group, Inc.(a)(b)	324,450
924	SGS SA (Switzerland)	2,083,388
		2,407,838
	Semiconductors & Semiconductor Equipment - 9.0%
29,069	Advanced Energy Industries, Inc.(a)	629,634
30,307	Cree, Inc.(a)	2,118,459
6,042,909	GCL-Poly Energy Holdings Ltd. (Hong Kong)(a)	1,542,801
115,356	GT Advanced Technologies, Inc.(a)(b)	598,698
17,464	Power Integrations, Inc.	963,140
15,439	SMA Solar Technology AG (Germany)	526,765
		6,379,497
	Software - 6.6%
24,877	ANSYS, Inc.(a)	1,986,180
59,597	Autodesk, Inc.(a)	2,109,138
15,423	FleetMatics Group PLC(a)	580,830
		4,676,148
	Water Utilities - 0.8%
528,930	Hyflux Ltd. (Singapore)	541,822

	Total Common Stocks (Cost $59,346,894)	70,821,974

	Money Market Fund - 0.1%
29,686	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $29,686)	29,686

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,376,580)-100.1%	70,851,660

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.2%
2,289,921	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,289,921)(c)(d)	2,289,921

Total Investments (Cost $61,666,501)(e)-103.3%	$73,141,581
Liabilities in excess of other assets-(3.3)%	(2,315,657)
Net Assets-100.0%	$70,825,924

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $62,521,760. The net unrealized appreciation was $10,619,821 which consisted of aggregate gross unrealized appreciation of $16,280,825 and aggregate gross unrealized depreciation of $5,661,004.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares DWA Technical Leaders™ Portfolio (PDP)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 24.6%
17,443	Amazon.com, Inc.(a)	$5,254,180
162,711	Brinker International, Inc.	6,532,847
73,114	Carter’s, Inc.	5,214,491
164,518	CBS Corp., Class B	8,693,131
22,598	Chipotle Mexican Grill, Inc.(a)	9,316,477
82,715	Discovery Communications, Inc., Class A(a)	6,594,040
103,194	Hanesbrands, Inc.	6,548,691
115,683	Jarden Corp.(a)	5,260,106
330,032	Liberty Interactive Corp., Class A(a)	8,072,583
107,544	Macy’s, Inc.	5,198,677
22,685	Netflix, Inc.(a)	5,540,131
34,887	Panera Bread Co., Class A(a)	5,827,873
70,970	Polaris Industries, Inc.	7,958,576
28,575	Priceline.com, Inc.(a)	25,022,270
41,216	PVH Corp.	5,431,857
310,784	Service Corp. International	5,895,572
102,420	Signet Jewelers Ltd. (United Kingdom)	7,487,926
80,083	Starbucks Corp.	5,705,113
1,084,501	Starz, Class A(a)	24,477,188
95,143	TJX Cos., Inc. (The)	4,951,242
325,598	TRW Automotive Holdings Corp.(a)	23,869,589
116,668	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	11,771,801
82,802	Under Armour, Inc., Class A(a)	5,558,498
50,076	VF Corp.	9,864,972
201,322	Wyndham Worldwide Corp.	12,542,361
36,626	Wynn Resorts Ltd.	4,876,019
		233,466,211
	Consumer Staples - 4.2%
95,634	Brown-Forman Corp., Class B	6,934,421
226,473	Church & Dwight Co., Inc.	14,426,330
156,838	Hormel Foods Corp.	6,642,089
60,573	J.M. Smucker Co. (The)	6,815,674
84,150	Monster Beverage Corp.(a)	5,132,309
		39,950,823
	Energy - 3.7%
209,894	Cheniere Energy, Inc.(a)	5,996,672
182,149	EQT Corp.	15,755,888
70,687	Oceaneering International, Inc.	5,732,009
49,089	Pioneer Natural Resources Co.	7,597,014
		35,081,583
	Financials - 20.1%
68,512	ACE Ltd.	6,260,627
32,821	Affiliated Managers Group, Inc.(a)	5,919,267
331,930	American Tower Corp. REIT	23,497,325
298,008	Arch Capital Group Ltd.(a)	16,137,133
602,212	CapitalSource, Inc.	7,286,765
353,087	DDR Corp. REIT	6,030,726
108,206	Discover Financial Services	5,357,279
113,360	Extra Space Storage, Inc. REIT	4,766,788
1,174,048	General Growth Properties, Inc. REIT	24,349,756
178,719	HCC Insurance Holdings, Inc.	7,958,357
111,642	Macerich Co. (The) REIT	6,927,386
216,337	ProAssurance Corp.	11,580,520
125,192	Rayonier, Inc. REIT	7,316,221
122,367	Realty Income Corp. REIT	5,311,951
100,427	RenaissanceRe Holdings Ltd.	8,734,136
322,072	Ventas, Inc. REIT	21,173,013
359,154	W.R. Berkley Corp.	15,217,355
247,277	XL Group PLC (Ireland)	7,752,134
		191,576,739
	Health Care - 7.8%
43,478	Actavis, Inc.(a)	5,837,791
115,581	Cerner Corp.(a)	5,663,469
67,707	Cigna Corp.	5,269,636
54,360	Cooper Cos., Inc. (The)	6,922,746
449,318	Gilead Sciences, Inc.(a)	27,610,591
168,044	Henry Schein, Inc.(a)	17,448,008
26,208	Mettler-Toledo International, Inc.(a)	5,781,485
		74,533,726
	Industrials - 17.8%
105,032	B/E Aerospace, Inc.(a)	7,321,781
116,884	Chicago Bridge & Iron Co. NV	6,963,949
101,246	Colfax Corp.(a)	5,373,125
115,491	Danaher Corp.	7,777,164
314,111	J.B. Hunt Transport Services, Inc.	23,536,337
49,546	Kansas City Southern	5,338,582
132,049	Kirby Corp.(a)	11,152,859
68,708	Lockheed Martin Corp.	8,253,205
114,475	Nordson Corp.	8,260,516
95,599	Pentair Ltd.	5,839,187
76,059	Precision Castparts Corp.	16,863,801
107,632	Roper Industries, Inc.	13,557,327
63,183	Towers Watson & Co., Class A	5,321,904
49,743	TransDigm Group, Inc.	7,192,340
62,131	Union Pacific Corp.	9,853,355
174,195	United Rentals, Inc.(a)	9,984,857
42,415	W.W. Grainger, Inc.	11,118,668
65,714	WABCO Holdings, Inc.(a)	5,195,349
		168,904,306
	Information Technology - 6.0%
113,964	Amphenol Corp., Class A	8,953,012
181,972	ANSYS, Inc.(a)	14,528,644
61,552	Fiserv, Inc.(a)	5,923,764
109,105	Gartner, Inc.(a)	6,547,391
21,347	MasterCard, Inc., Class A	13,034,692
90,568	NetSuite, Inc.(a)	8,503,430
		57,490,933
	Materials - 13.4%
230,998	Airgas, Inc.	23,841,304
330,123	Ball Corp.	14,786,209
74,493	Ecolab, Inc.	6,863,785
187,128	FMC Corp.	12,380,388
72,144	International Flavors & Fragrances, Inc.	5,820,578
132,979	International Paper Co.	6,424,216
25,034	NewMarket Corp.	6,823,267
134,032	Rockwood Holdings, Inc.	9,077,987
62,323	Sherwin-Williams Co. (The)	10,854,797
103,508	Sigma-Aldrich Corp.	8,649,128
111,642	Valspar Corp. (The)	7,605,053
186,129	W.R. Grace & Co.(a)	14,298,430
		127,425,142
	Telecommunication Services - 0.7%
261,963	T-Mobile US, Inc. (Germany)(a)	6,315,928

	Utilities - 1.7%
174,195	CMS Energy Corp.	4,875,718
68,251	Sempra Energy	5,980,835
119,563	Wisconsin Energy Corp.	5,198,600
		16,055,153
	Total Common Stocks and Other Equity Interests (Cost $812,179,488)	950,800,544

	Money Market Fund - 0.1%
970,373	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $970,373)	$970,373

	Total Investments (Cost $813,149,861)(b)-100.1%	951,770,917
	Liabilities in excess of other assets-(0.1)%	(810,712)
	Net Assets-100.0%	$950,960,205

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $814,438,275. The net unrealized appreciation was $137,332,642 which consisted of aggregate gross unrealized appreciation of $139,662,051 and aggregate gross unrealized depreciation of $2,329,409.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 89.9%
	Capital Markets - 53.1%
3,495,447	3i Group PLC (United Kingdom)	$20,317,406
272,681	Altamir (France)	3,294,924
1,060,431	American Capital Ltd.(b)	14,485,488
553,273	Apollo Global Management LLC, Class A	14,783,455
709,079	Apollo Investment Corp.	5,764,812
858,756	Ares Capital Corp.	15,277,269
132,175	Aurelius AG (Germany)	3,948,066
301,579	BlackRock Kelso Capital Corp.	3,048,964
2,236,112	Brait SE (South Africa)(b)	9,455,114
703,926	Bure Equity AB (Sweden)	2,530,984
17,221	Capital Southwest Corp.	2,496,701
343,190	Carlyle Group (The)	9,605,888
1,444,910	DeA Capital SpA (Italy)(b)	2,438,571
105,172	Deutsche Beteiligungs AG (Germany)	2,534,696
425,606	Fifth Street Finance Corp.	4,613,569
127,430	Gimv NV (Belgium)	6,412,981
159,232	Golub Capital BDC, Inc.	2,894,838
1,273,198	GP Investments Ltd. (Bermuda)(b)	2,063,169
233,113	Hercules Technology Growth Capital, Inc.	3,249,595
166,784	ICG Group, Inc.(b)	2,023,090
1,842,906	Intermediate Capital Group PLC (United Kingdom)	13,586,916
1,320,597	IP Group PLC (United Kingdom)(b)	2,905,034
294,460	JAFCO Co. Ltd. (Japan)	10,688,040
118,355	Main Street Capital Corp.	3,613,378
386,949	MCG Capital Corp.	2,124,350
142,498	Medley Capital Corp.	2,080,471
136,268	MVC Capital, Inc.	1,733,329
182,738	New Mountain Finance Corp.	2,649,701
80,310	Partners Group Holding AG (Switzerland)	21,150,360
277,216	PennantPark Investment Corp.	3,229,566
490,632	Princess Private Equity Holding Ltd. (Switzerland)	4,290,034
713,982	Prospect Capital Corp.	7,818,103
1,619,457	Ratos AB, Class B (Sweden)	14,408,333
123,264	Safeguard Scientifics, Inc.(b)	1,842,797
189,507	Solar Capital Ltd.	4,174,839
1,449,898	SVG Capital PLC (United Kingdom)(b)	8,640,799
2,766,222	Symphony International Holdings Ltd. (Singapore)(b)	1,984,764
252,636	TICC Capital Corp.	2,536,465
101,946	Triangle Capital Corp.	2,960,512
		243,657,371
	Diversified Financial Services - 28.2%
103,170	Ackermans & van Haaren NV (Belgium)	9,345,751
1,434,387	Better Capital PCC Ltd. (United Kingdom)(b)	3,272,776
1,670,000	China Merchants China Direct Investments Ltd. (China)	2,261,020
178,535	Compass Diversified Holdings	3,147,572
213,692	Electra Private Equity PLC (United Kingdom)(b)	7,564,645
234,662	Eurazeo (France)	15,051,644
110,076	Hal Trust (Netherlands)	13,900,238
244,917	HgCapital Trust PLC (United Kingdom)	4,474,241
306,082	Investment AB Latour, Class B (Sweden)	7,211,957
370,156	JZ Capital Partners Ltd. (Guernsey)	2,665,581
779,902	Leucadia National Corp.	20,924,771
445,360	Onex Corp. (Canada)	21,183,896
103,402	PICO Holdings, Inc.(b)	2,263,470
141,184	Wendel (France)	16,287,498
		129,555,060
	Industrial Conglomerates - 2.1%
431,633	Hosken Consolidated Investments Ltd. (South Africa)	5,790,679
100,381	Schouw & Co. (Denmark)	3,754,566
		9,545,245
	Machinery - 4.1%
4,404,991	Melrose Industries PLC (United Kingdom)	18,832,482

	Metals & Mining - 2.4%
14,498,500	Fosun International Ltd. (China)	10,992,564

	Total Common Stocks and Other Equity Interests (Cost $350,475,265)	412,582,722

	Money Market Funds - 9.3%
42,666,350	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $42,666,350)	42,666,350

	Total Investments (Cost $393,141,615)(c)-99.2%	455,249,072
	Other assets less liabilities-0.8%	3,649,711
	Net Assets-100.0%	$458,898,783

Notes to Schedule of Investments:

(a) Except as otherwise noted, a portion of all securities in the portfolio are subject to swap agreements. The following is a summary of open total return swap positions as of July 31, 2013:

Open Total Return Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/28/13	$5,069,700	$(7,110)

Citibank, N.A.	KKR & Co. LP	Buy	10/28/13	15,709,200	(169,243)

Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/28/13	5,888,550	(22,966)

Citibank, N.A.	The Blackstone Group LP	Buy	10/28/13	19,038,400	(662,626)

Total					$(861,945)

(b) Non-income producing security.

(c) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $406,509,196. The net unrealized appreciation was $48,739,876 which consisted of aggregate gross unrealized appreciation of $69,890,640 and aggregate gross unrealized depreciation of $21,150,764.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	17.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	British Virgin Islands - 0.5%
204,392	Shanda Games Ltd. ADR(a)	$942,247

	Canada - 1.8%
137,411	Canadian Solar, Inc.(a)	2,032,309
537,255	Silvercorp Metals, Inc.(b)	1,670,863
		3,703,172
	China - 95.3%
119,835	21Vianet Group, Inc. ADR(a)	1,538,681
35,068	51job, Inc. ADR(a)(b)	2,332,022
132,836	Actions Semiconductor Co. Ltd. ADR(a)	370,612
84,437	AutoNavi Holdings Ltd. ADR(a)	1,052,085
146,712	Baidu, Inc. ADR(a)(b)	19,411,465
47,885	Bitauto Holdings Ltd. ADR(a)(b)	576,535
34,663	Changyou.com Ltd. ADR(b)	1,127,934
84,371	China Biologic Products, Inc.(a)	2,200,396
35,692	China Life Insurance Co. Ltd. ADR	1,285,983
78,211	China Lodging Group Ltd. ADR(a)	1,408,580
255,721	China Mobile Ltd. ADR	13,532,755
39,778	China Petroleum & Chemical Corp. ADR	2,955,108
17,652	China Telecom Corp. Ltd. ADR	875,363
154,215	China Unicom (Hong Kong) Ltd. ADR(b)	2,256,165
110,175	CNinsure, Inc. ADR(a)	620,285
32,444	CNOOC Ltd. ADR	5,834,729
415,494	Ctrip.com International Ltd. ADR(a)(b)	15,219,545
173,192	E-Commerce China Dangdang, Inc. ADR(a)(b)	1,633,201
193,924	E-House China Holdings Ltd. ADR	888,172
438,540	Giant Interactive Group, Inc. ADR(b)	3,574,101
175,963	Hollysys Automation Technologies Ltd.(a)(b)	2,389,578
107,416	Home Inns & Hotels Management, Inc. ADR(a)(b)	2,987,239
22,091	Huaneng Power International, Inc. ADR	921,195
143,181	iSoftStone Holdings Ltd. ADR(a)	747,405
83,452	JA Solar Holdings Co. Ltd. ADR(a)	777,773
80,926	KongZhong Corp. ADR(a)(b)	772,034
261,390	LDK Solar Co. Ltd. ADR(a)	433,907
93,474	Lihua International, Inc.(a)	484,195
172,834	Mindray Medical International Ltd. ADR(b)	7,077,552
140,938	Nam Tai Electronics, Inc.	1,100,726
210,372	NetEase, Inc. ADR	13,402,800
317,521	New Oriental Education & Technology Group, Inc. ADR(b)	7,045,791
45,419	Noah Holdings Ltd. ADR	520,502
87,586	NQ Mobile, Inc. ADR(a)(b)	1,414,514
248,083	Pactera Technology International Ltd. ADR(a)	1,662,156
135,606	Perfect World Co. Ltd. ADR	2,854,506
38,429	PetroChina Co. Ltd. ADR(b)	4,480,053
161,841	Qihoo 360 Technology Co. Ltd. ADR(a)	10,529,376
45,932	RDA Microelectronics, Inc. ADR(a)	517,194
271,247	ReneSola Ltd. ADR(a)	1,269,436
339,614	Renren, Inc. ADR(a)	1,130,915
98,297	Semiconductor Manufacturing International Corp. ADR(a)	359,767
54,316	Simcere Pharmaceutical Group ADR(a)	510,027
189,839	SINA Corp.(a)	13,093,196
26,179	Sino Clean Energy, Inc. CVR(a)	0
172,686	Sinovac Biotech Ltd.(a)(b)	682,110
110,470	Sohu.com, Inc.(a)	6,901,061
79,537	SouFun Holdings Ltd. ADR(b)	2,764,706
133,388	Spreadtrum Communications, Inc. ADR	3,980,298
107,348	TAL Education Group ADR	1,262,413
231,477	Trina Solar Ltd. ADR(a)(b)	1,717,559
61,267	Vipshop Holdings Ltd. ADR(a)(b)	2,580,566
213,882	WuXi PharmaTech Cayman, Inc. ADR(a)	4,748,180
138,500	Xinyuan Real Estate Co. Ltd. ADR	692,500
47,287	Yanzhou Coal Mining Co. Ltd. ADR(b)	325,335
324,427	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	1,300,952
159,421	Yongye International, Inc.(a)(b)	852,902
329,177	Youku Tudou, Inc. ADR(a)(b)	7,301,146
28,116	YY, Inc. ADR(a)(b)	1,228,388
		191,513,670
	United States - 2.3%
141,557	China HGS Real Estate, Inc.(a)(b)	1,315,065
117,142	China Yuchai International Ltd.	1,967,986
49,850	Chindex International, Inc.(a)	853,432
116,225	Kandi Technologies Group, Inc.(a)	588,098
		4,724,581

	Total Common Stocks and Other Equity Interests (Cost $168,862,593)	200,883,670

	Money Market Fund - 0.2%
325,029	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $325,029)	325,029

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $169,187,622)-100.1%	201,208,699

	Investments Purchased with Cash Collateral from Securities on Loan

	United States - 16.8%
33,718,024	Invesco Liquid Assets Portfolio - Institutional Class (Cost $33,718,024)(c)(d)	33,718,024

	Total Investments (Cost $202,905,646)(e)-116.9%	234,926,723
	Liabilities in excess of other assets-(16.9)%	(33,973,345)
	Net Assets-100.0%	$200,953,378

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $212,471,260. The net unrealized appreciation was $22,455,463 which consisted of aggregate gross unrealized appreciation of $42,593,308 and aggregate gross unrealized depreciation of $20,137,845.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Lux Nanotech Portfolio (PXN)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Components - 4.6%
50,658	Gentherm, Inc.(a)	$1,033,423

	Automobiles - 2.7%
5,040	Toyota Motor Corp. ADR (Japan)	614,376

	Biotechnology - 12.8%
63,605	Elan Corp. PLC ADR (Ireland)(a)	979,517
242,016	Nanosphere, Inc.(a)	764,771
292,670	Vical, Inc.(a)(b)	1,129,706
		2,873,994
	Capital Markets - 3.9%
284,173	Harris & Harris Group, Inc.(a)	886,620

	Chemicals - 5.9%
6,278	Air Products & Chemicals, Inc.	682,042
11,153	E.I. du Pont de Nemours & Co.	643,416
		1,325,458
	Communications Equipment - 4.5%
240,037	EMCORE Corp.(a)(b)	1,010,556

	Computers & Peripherals - 2.9%
25,066	Hewlett-Packard Co.	643,695

	Construction & Engineering - 2.5%
29,364	Layne Christensen Co.(a)	569,074

	Construction Materials - 4.3%
102,793	Headwaters, Inc.(a)	969,338

	Electrical Equipment - 8.6%
402,254	American Superconductor Corp.(a)(b)	1,009,657
22,234	Polypore International, Inc.(a)	933,606
		1,943,263
	Electronic Equipment, Instruments & Components - 12.7%
11,994	FEI Co.	928,935
133,678	Maxwell Technologies, Inc.(a)	1,060,067
216,979	Research Frontiers, Inc.(a)(b)	878,765
		2,867,767
	Health Care Equipment & Supplies - 3.8%
42,211	SurModics, Inc.(a)	854,351

	Industrial Conglomerates - 5.6%
5,463	3M Co.	641,520
25,612	General Electric Co.	624,165
		1,265,685
	IT Services - 2.6%
3,035	International Business Machines Corp.	591,946

	Pharmaceuticals - 8.0%
212,787	BioDelivery Sciences International, Inc.(a)(b)	919,240
147,068	Flamel Technologies SA ADR (France)(a)	882,408
		1,801,648
	Semiconductors & Semiconductor Equipment - 10.4%
24,927	Intel Corp.	580,799
59,004	Nanometrics, Inc.(a)	906,302
24,766	Veeco Instruments, Inc.(a)	860,866
		2,347,967
	Software - 4.2%
107,694	Accelrys, Inc.(a)	940,169

	Total Common Stocks and Other Equity Interests (Cost $21,011,659)	22,539,330

	Money Market Fund - 0.4%
86,419	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $86,419)	86,419

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $21,098,078)-100.4%	22,625,749

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 13.7%
3,081,400	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,081,400)(c)(d)	3,081,400

	Total Investments (Cost $24,179,478)(e)-114.1%	25,707,149
	Liabilities in excess of other assets-(14.1)%	(3,175,585)
	Net Assets-100.0%	$22,531,564

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,405,978. The net unrealized appreciation was $1,301,171 which consisted of aggregate gross unrealized appreciation of $2,016,150 and aggregate gross unrealized depreciation of $714,979.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) - 100.9%
	Consumer Discretionary - 12.3%
977	Abercrombie & Fitch Co., Class A	$48,723
4,533	Amazon.com, Inc.(b)	1,365,430
482	AutoNation, Inc.(b)	23,088
455	AutoZone, Inc.(b)	204,104
2,721	Bed Bath & Beyond, Inc.(b)	208,075
3,344	Best Buy Co., Inc.	100,621
1,438	BorgWarner, Inc.(b)	137,228
2,692	Cablevision Systems Corp., Class A	50,313
2,797	CarMax, Inc.(b)	137,165
5,524	Carnival Corp.	204,554
7,104	CBS Corp., Class B	375,375
385	Chipotle Mexican Grill, Inc.(b)	158,724
3,499	Coach, Inc.	185,902
32,778	Comcast Corp., Class A	1,477,632
3,491	D.R. Horton, Inc.	70,169
1,615	Darden Restaurants, Inc.	79,216
3,619	Delphi Automotive PLC (United Kingdom)	194,413
6,954	DIRECTV(b)	439,980
3,045	Discovery Communications, Inc., Class A(b)	242,747
3,748	Dollar General Corp.(b)	204,903
2,788	Dollar Tree, Inc.(b)	149,576
1,163	Expedia, Inc.	54,812
1,185	Family Dollar Stores, Inc.	81,481
48,932	Ford Motor Co.	825,972
655	Fossil Group, Inc.(b)	71,985
1,482	GameStop Corp., Class A	72,707
2,848	Gannett Co., Inc.	73,364
3,609	Gap, Inc. (The)	165,653
1,361	Garmin Ltd.	54,549
9,581	General Motors Co.(b)	343,670
1,927	Genuine Parts Co.	157,995
3,055	Goodyear Tire & Rubber Co. (The)(b)	56,518
3,388	H&R Block, Inc.	106,485
2,792	Harley-Davidson, Inc.	158,502
844	Harman International Industries, Inc.	51,087
1,433	Hasbro, Inc.	65,918
18,184	Home Depot, Inc. (The)	1,437,082
3,241	International Game Technology	59,861
5,334	Interpublic Group of Cos., Inc. (The)	87,744
1,782	J.C. Penney Co., Inc.(b)	26,017
8,526	Johnson Controls, Inc.	342,830
2,536	Kohl’s Corp.	134,357
2,987	L Brands, Inc.	166,585
1,778	Leggett & Platt, Inc.	55,847
2,061	Lennar Corp., Class A	69,806
13,347	Lowe’s Cos., Inc.	595,009
4,777	Macy’s, Inc.	230,920
2,984	Marriott International, Inc., Class A	124,045
4,298	Mattel, Inc.	180,645
12,478	McDonald’s Corp.	1,223,842
698	Netflix, Inc.(b)	170,466
3,590	Newell Rubbermaid, Inc.	97,002
6,195	News Corp., Class A(b)	98,686
9,008	NIKE, Inc., Class B	566,783
1,852	Nordstrom, Inc.	113,416
3,217	Omnicom Group, Inc.	206,757
1,373	O’Reilly Automotive, Inc.(b)	171,982
1,286	PetSmart, Inc.	94,161
640	Priceline.com, Inc.(b)	560,429
4,247	PulteGroup, Inc.(b)	70,628
1,007	PVH Corp.	132,713
759	Ralph Lauren Corp.	138,184
2,736	Ross Stores, Inc.	184,598
1,058	Scripps Networks Interactive, Inc., Class A	74,875
8,262	Staples, Inc.	140,619
9,321	Starbucks Corp.	664,028
2,424	Starwood Hotels & Resorts Worldwide, Inc.	160,348
7,988	Target Corp.	569,145
1,494	Tiffany & Co.	118,788
3,622	Time Warner Cable, Inc.	413,162
11,603	Time Warner, Inc.	722,403
8,961	TJX Cos., Inc. (The)	466,330
1,372	TripAdvisor, Inc.(b)	102,927
24,775	Twenty-First Century Fox, Inc.	740,277
1,370	Urban Outfitters, Inc.(b)	58,307
1,091	VF Corp.	214,927
5,551	Viacom, Inc., Class B	403,946
22,415	Walt Disney Co. (The)	1,449,130
58	Washington Post Co. (The), Class B	31,167
988	Whirlpool Corp.	132,333
1,693	Wyndham Worldwide Corp.	105,474
996	Wynn Resorts Ltd.	132,597
5,599	Yum! Brands, Inc.	408,279
		22,848,093
	Consumer Staples - 10.5%
25,002	Altria Group, Inc.	876,570
8,204	Archer-Daniels-Midland Co.	299,200
5,390	Avon Products, Inc.	123,215
2,003	Beam, Inc.	130,175
1,890	Brown-Forman Corp., Class B	137,044
2,223	Campbell Soup Co.	104,036
1,639	Clorox Co. (The)	140,856
47,676	Coca-Cola Co. (The)	1,910,854
3,205	Coca-Cola Enterprises, Inc.	120,316
10,914	Colgate-Palmolive Co.(b)(c)	653,421
5,186	ConAgra Foods, Inc.	187,785
1,916	Constellation Brands, Inc., Class A(b)	99,805
5,435	Costco Wholesale Corp.	637,471
15,241	CVS Caremark Corp.	937,169
2,540	Dr Pepper Snapple Group, Inc.	118,720
2,991	Estee Lauder Cos., Inc. (The), Class A	196,359
8,026	General Mills, Inc.	417,352
1,867	Hershey Co. (The)	177,122
1,683	Hormel Foods Corp.	71,275
1,337	J.M. Smucker Co. (The)	150,439
3,161	Kellogg Co.	209,385
4,789	Kimberly-Clark Corp.	473,153
7,399	Kraft Foods Group, Inc.	418,635
6,472	Kroger Co. (The)	254,156
4,702	Lorillard, Inc.	199,976
1,642	McCormick & Co., Inc.	117,584
2,520	Mead Johnson Nutrition Co.	183,557
1,954	Molson Coors Brewing Co., Class B	97,817
22,209	Mondelez International, Inc., Class A	694,475
1,797	Monster Beverage Corp.(b)	109,599
19,250	PepsiCo, Inc.	1,608,145
20,359	Philip Morris International, Inc.	1,815,616
34,116	Procter & Gamble Co. (The)	2,739,515
3,962	Reynolds American, Inc.	195,842
2,999	Safeway, Inc.	77,344
7,386	Sysco Corp.	254,891
3,531	Tyson Foods, Inc., Class A	97,526
10,733	Walgreen Co.	539,333
20,390	Wal-Mart Stores, Inc.	1,589,197

4,292	Whole Foods Market, Inc.	$238,549
		19,403,479
	Energy - 10.6%
6,244	Anadarko Petroleum Corp.	552,719
4,877	Apache Corp.	391,379
5,501	Baker Hughes, Inc.	260,912
2,626	Cabot Oil & Gas Corp.	199,103
3,088	Cameron International Corp.(b)	183,118
6,457	Chesapeake Energy Corp.	150,448
24,136	Chevron Corp.	3,038,481
15,219	ConocoPhillips	987,104
2,844	CONSOL Energy, Inc.	88,249
4,643	Denbury Resources, Inc.(b)	81,253
4,699	Devon Energy Corp.	258,492
864	Diamond Offshore Drilling, Inc.	58,268
2,900	Ensco PLC, Class A	166,286
3,385	EOG Resources, Inc.	492,484
1,874	EQT Corp.	162,101
55,342	Exxon Mobil Corp.	5,188,313
2,954	FMC Technologies, Inc.(b)	157,448
11,601	Halliburton Co.	524,249
1,326	Helmerich & Payne, Inc.	83,803
3,715	Hess Corp.	276,619
7,866	Kinder Morgan, Inc.	297,020
8,821	Marathon Oil Corp.	320,732
4,044	Marathon Petroleum Corp.	296,547
2,261	Murphy Oil Corp.	153,115
3,668	Nabors Industries Ltd.	56,451
5,320	National Oilwell Varco, Inc.	373,304
1,687	Newfield Exploration Co.(b)	41,500
3,155	Noble Corp.	120,521
4,469	Noble Energy, Inc.	279,268
10,030	Occidental Petroleum Corp.	893,172
3,354	Peabody Energy Corp.	55,542
7,705	Phillips 66	473,858
1,702	Pioneer Natural Resources Co.	263,402
2,233	QEP Resources, Inc.	68,084
2,031	Range Resources Corp.	160,652
1,544	Rowan Cos. PLC, Class A(b)	53,036
16,549	Schlumberger Ltd.	1,345,930
4,376	Southwestern Energy Co.(b)	169,745
8,329	Spectra Energy Corp.	299,761
1,692	Tesoro Corp.	96,190
6,791	Valero Energy Corp.	242,914
8,497	Williams Cos., Inc. (The)	290,343
2,491	WPX Energy, Inc.(b)	47,852
		19,699,768
	Financials - 16.9%
4,236	ACE Ltd.	387,086
5,803	Aflac, Inc.	357,929
5,834	Allstate Corp. (The)	297,417
11,895	American Express Co.	877,494
18,378	American International Group, Inc.(b)	836,383
4,923	American Tower Corp. REIT	348,499
2,508	Ameriprise Financial, Inc.	223,212
3,849	Aon PLC	259,808
1,816	Apartment Investment & Management Co., Class A REIT	53,354
960	Assurant, Inc.	51,994
1,516	AvalonBay Communities, Inc. REIT	205,175
134,182	Bank of America Corp.	1,959,057
14,445	Bank of New York Mellon Corp. (The)	454,295
8,735	BB&T Corp.	311,752
22,708	Berkshire Hathaway, Inc., Class B(b)	2,631,176
1,552	BlackRock, Inc.	437,602
1,891	Boston Properties, Inc. REIT	202,242
7,272	Capital One Financial Corp.	501,913
3,779	CBRE Group, Inc., Class A(b)	87,559
13,700	Charles Schwab Corp. (The)	302,633
3,225	Chubb Corp. (The)	278,963
1,830	Cincinnati Financial Corp.	89,670
37,875	Citigroup, Inc.	1,974,803
3,824	CME Group, Inc.	282,900
2,322	Comerica, Inc.	98,778
6,103	Discover Financial Services	302,160
3,569	E*TRADE Financial Corp.(b)	53,178
3,990	Equity Residential REIT	223,440
10,887	Fifth Third Bancorp	209,357
5,154	Franklin Resources, Inc.(c)	251,928
6,137	Genworth Financial, Inc., Class A(b)	79,720
5,363	Goldman Sachs Group, Inc. (The)	879,693
5,676	Hartford Financial Services Group, Inc. (The)	175,161
5,658	HCP, Inc. REIT	248,216
3,538	Health Care REIT, Inc.	228,166
9,270	Host Hotels & Resorts, Inc. REIT	165,562
5,915	Hudson City Bancorp, Inc.	56,547
10,438	Huntington Bancshares, Inc.	89,245
906	IntercontinentalExchange, Inc.(b)	165,300
5,532	Invesco Ltd.(d)	178,075
47,044	JPMorgan Chase & Co.	2,621,762
11,459	KeyCorp	140,831
5,088	Kimco Realty Corp. REIT	114,734
1,386	Legg Mason, Inc.	47,665
3,674	Leucadia National Corp.	98,573
3,344	Lincoln National Corp.	139,345
3,825	Loews Corp.	174,229
1,528	M&T Bank Corp.	178,562
1,714	Macerich Co. (The) REIT	106,354
6,851	Marsh & McLennan Cos., Inc.	286,851
3,411	McGraw Hill Financial Inc.	211,004
13,631	MetLife, Inc.	660,013
2,415	Moody’s Corp.	163,665
17,080	Morgan Stanley	464,747
1,466	NASDAQ OMX Group, Inc. (The)	47,498
2,710	Northern Trust Corp.	158,643
3,023	NYSE Euronext	127,450
4,221	People’s United Financial, Inc.	63,315
2,028	Plum Creek Timber Co., Inc. REIT	98,926
6,592	PNC Financial Services Group, Inc.	501,322
3,433	Principal Financial Group, Inc.	148,855
6,899	Progressive Corp. (The)	179,443
6,203	Prologis, Inc. REIT	237,947
5,800	Prudential Financial, Inc.	458,026
1,796	Public Storage REIT	285,959
17,593	Regions Financial Corp.	176,106
3,871	Simon Property Group, Inc. REIT	619,592
5,527	SLM Corp.	136,572
5,678	State Street Corp.	395,586
6,709	SunTrust Banks, Inc.	233,406
3,227	T. Rowe Price Group, Inc.	242,800
1,153	Torchmark Corp.	81,955
4,685	Travelers Cos., Inc. (The)	391,432
23,023	U.S. Bancorp	859,218
3,324	Unum Group	105,171
3,650	Ventas, Inc. REIT	239,951
2,116	Vornado Realty Trust REIT	179,458
61,307	Wells Fargo & Co.	2,666,855
7,176	Weyerhaeuser Co. REIT	203,798
3,605	XL Group PLC (Ireland)	113,017
2,292	Zions Bancorp.	67,935
		31,246,013
	Health Care - 13.1%
19,404	Abbott Laboratories	710,768
19,712	AbbVie, Inc.	896,502
1,589	Actavis, Inc.(b)	213,355

4,708	Aetna, Inc.	$302,112
4,286	Agilent Technologies, Inc.	191,713
2,431	Alexion Pharmaceuticals, Inc.(b)	282,555
3,691	Allergan, Inc.	336,324
2,873	AmerisourceBergen Corp.	167,410
9,333	Amgen, Inc.	1,010,671
6,747	Baxter International, Inc.	492,801
2,420	Becton, Dickinson and Co.	251,002
2,956	Biogen Idec, Inc.(b)	644,792
16,791	Boston Scientific Corp.(b)	183,358
20,444	Bristol-Myers Squibb Co.	883,999
932	C.R. Bard, Inc.	106,807
4,257	Cardinal Health, Inc.	213,233
2,736	CareFusion Corp.(b)	105,527
5,190	Celgene Corp.(b)	762,203
3,637	Cerner Corp.(b)	178,213
3,549	Cigna Corp.	276,219
5,858	Covidien PLC	361,029
1,053	DaVita HealthCare Partners, Inc.(b)	122,580
1,783	DENTSPLY International, Inc.	76,455
1,405	Edwards Lifesciences Corp.(b)	100,289
12,340	Eli Lilly & Co.	655,377
10,161	Express Scripts Holding Co.(b)	666,054
2,922	Forest Laboratories, Inc.(b)	127,282
18,985	Gilead Sciences, Inc.(b)	1,166,628
2,062	Hospira, Inc.(b)	83,923
1,960	Humana, Inc.	178,870
499	Intuitive Surgical, Inc.(b)	193,612
34,962	Johnson & Johnson	3,268,947
1,159	Laboratory Corp. of America Holdings(b)	112,122
2,144	Life Technologies Corp.(b)	159,942
2,818	McKesson Corp.	345,656
12,586	Medtronic, Inc.	695,251
37,583	Merck & Co., Inc.	1,810,373
4,744	Mylan, Inc.(b)	159,209
1,040	Patterson Cos., Inc.	42,526
1,392	PerkinElmer, Inc.	47,453
1,101	Perrigo Co.	136,953
83,059	Pfizer, Inc.	2,427,815
1,966	Quest Diagnostics, Inc.	114,637
952	Regeneron Pharmaceuticals, Inc.(b)	257,097
3,529	St. Jude Medical, Inc.	184,884
3,575	Stryker Corp.	251,894
1,289	Tenet Healthcare Corp.(b)	57,554
4,466	Thermo Fisher Scientific, Inc.	406,897
12,696	UnitedHealth Group, Inc.	924,904
1,352	Varian Medical Systems, Inc.(b)	98,020
1,066	Waters Corp.(b)	107,602
3,737	WellPoint, Inc.	319,738
2,093	Zimmer Holdings, Inc.	174,724
6,225	Zoetis, Inc.	185,567
		24,231,428
	Industrials - 10.4%
7,902	3M Co.	927,932
2,723	ADT Corp. (The)(b)	109,138
8,499	Boeing Co. (The)	893,245
1,999	C.H. Robinson Worldwide, Inc.	119,180
8,185	Caterpillar, Inc.	678,618
1,297	Cintas Corp.	61,620
12,721	CSX Corp.	315,608
2,197	Cummins, Inc.	266,254
7,242	Danaher Corp.	487,676
4,828	Deere & Co.	401,062
2,129	Dover Corp.	182,328
496	Dun & Bradstreet Corp. (The)	51,400
5,886	Eaton Corp. PLC	405,840
8,950	Emerson Electric Co.	549,261
1,503	Equifax, Inc.	95,035
2,573	Expeditors International of Washington, Inc.	103,743
3,358	Fastenal Co.	164,576
3,669	FedEx Corp.	388,914
1,779	Flowserve Corp.	100,834
2,028	Fluor Corp.	126,872
4,131	General Dynamics Corp.	352,540
128,701	General Electric Co.	3,136,443
9,793	Honeywell International, Inc.	812,623
5,160	Illinois Tool Works, Inc.	371,726
3,460	Ingersoll-Rand PLC	211,233
2,086	Iron Mountain, Inc.	57,991
1,628	Jacobs Engineering Group, Inc.(b)	96,378
1,324	Joy Global, Inc.	65,538
1,369	Kansas City Southern	147,510
1,121	L-3 Communications Holdings, Inc.	104,421
3,311	Lockheed Martin Corp.	397,717
4,440	Masco Corp.	91,109
2,608	Nielsen Holdings NV (Luxembourg)	87,159
3,920	Norfolk Southern Corp.	286,787
2,928	Northrop Grumman Corp.	269,552
4,404	PACCAR, Inc.	247,813
1,387	Pall Corp.	97,035
1,859	Parker Hannifin Corp.	191,998
2,543	Pentair Ltd.	155,326
2,507	Pitney Bowes, Inc.	41,391
1,822	Precision Castparts Corp.	403,974
2,649	Quanta Services, Inc.(b)	71,020
4,042	Raytheon Co.	290,377
3,696	Republic Services, Inc.	125,331
1,735	Robert Half International, Inc.	64,611
1,736	Rockwell Automation, Inc.	168,132
1,690	Rockwell Collins, Inc.	120,277
1,231	Roper Industries, Inc.	155,057
644	Ryder System, Inc.	39,825
725	Snap-On, Inc.	68,766
8,989	Southwest Airlines Co.	124,318
2,016	Stanley Black & Decker, Inc.	170,594
1,074	Stericycle, Inc.(b)	124,520
3,459	Textron, Inc.	94,707
5,775	Tyco International Ltd.	201,028
5,810	Union Pacific Corp.	921,408
8,843	United Parcel Service, Inc., Class B	767,572
10,528	United Technologies Corp.	1,111,441
745	W.W. Grainger, Inc.	195,294
5,465	Waste Management, Inc.	229,694
2,305	Xylem, Inc.	57,464
		19,156,836
	Information Technology - 17.8%
8,090	Accenture PLC, Class A	597,123
6,245	Adobe Systems, Inc.(b)	295,264
7,558	Advanced Micro Devices, Inc.(b)	28,494
2,213	Akamai Technologies, Inc.(b)	104,454
3,985	Altera Corp.	141,707
1,989	Amphenol Corp., Class A	156,256
3,837	Analog Devices, Inc.	189,394
11,681	Apple, Inc.	5,285,652
14,954	Applied Materials, Inc.	243,900
2,800	Autodesk, Inc.(b)	99,092
6,041	Automatic Data Processing, Inc.	435,496
1,649	BMC Software, Inc.(b)	75,805
6,539	Broadcom Corp., Class A	180,280
4,122	CA, Inc.	122,588
66,522	Cisco Systems, Inc.	1,699,637
2,328	Citrix Systems, Inc.(b)	167,663
3,753	Cognizant Technology Solutions Corp., Class A(b)	271,680
1,872	Computer Sciences Corp.	89,219
18,362	Corning, Inc.	278,919

18,267	Dell, Inc.	$231,443
14,540	eBay, Inc.(b)	751,573
3,766	Electronic Arts, Inc.(b)	98,368
26,151	EMC Corp.	683,849
983	F5 Networks, Inc.(b)	86,268
3,649	Fidelity National Information Services, Inc.	157,491
825	First Solar, Inc.(b)	40,623
1,658	Fiserv, Inc.(b)	159,566
1,765	FLIR Systems, Inc.	57,310
3,347	Google, Inc., Class A(b)	2,970,797
1,362	Harris Corp.	77,729
24,002	Hewlett-Packard Co.	616,371
61,872	Intel Corp.	1,441,618
12,971	International Business Machines Corp.	2,529,864
3,475	Intuit, Inc.	222,122
2,294	Jabil Circuit, Inc.	52,739
2,945	JDS Uniphase Corp.(b)	43,203
6,300	Juniper Networks, Inc.(b)	136,521
2,067	KLA-Tencor Corp.	121,188
2,026	Lam Research Corp.(b)	99,720
2,903	Linear Technology Corp.	117,746
6,839	LSI Corp.(b)	53,207
1,302	MasterCard, Inc., Class A	795,014
2,452	Microchip Technology, Inc.	97,442
12,821	Micron Technology, Inc.(b)	169,878
93,549	Microsoft Corp.	2,977,665
1,723	Molex, Inc.	51,397
3,380	Motorola Solutions, Inc.	185,325
4,485	NetApp, Inc.	184,423
7,192	NVIDIA Corp.	103,781
45,732	Oracle Corp.	1,479,430
4,032	Paychex, Inc.	159,022
21,505	QUALCOMM, Inc.	1,388,148
2,360	Red Hat, Inc.(b)	122,177
3,536	SAIC, Inc.	54,065
6,757	Salesforce.com, Inc.(b)	295,619
3,027	SanDisk Corp.(b)	166,848
3,972	Seagate Technology PLC	162,494
8,670	Symantec Corp.	231,316
5,169	TE Connectivity Ltd. (Switzerland)	263,826
2,035	Teradata Corp.(b)	120,309
2,373	Teradyne, Inc.(b)	39,131
13,807	Texas Instruments, Inc.	541,234
2,002	Total System Services, Inc.	54,875
1,878	Verisign, Inc.(b)	89,843
6,307	Visa, Inc., Class A	1,116,402
2,646	Western Digital Corp.	170,349
6,936	Western Union Co. (The)	124,571
15,286	Xerox Corp.	148,274
3,285	Xilinx, Inc.	153,377
11,861	Yahoo!, Inc.(b)	333,175
		32,991,349
	Materials - 3.4%
2,595	Air Products & Chemicals, Inc.	281,921
818	Airgas, Inc.	84,426
13,308	Alcoa, Inc.	105,799
1,346	Allegheny Technologies, Inc.	37,109
1,239	Avery Dennison Corp.	55,420
1,853	Ball Corp.	82,996
1,281	Bemis Co., Inc.	52,764
738	CF Industries Holdings, Inc.	144,655
1,903	Cliffs Natural Resources, Inc.	37,128
15,056	Dow Chemical Co. (The)	527,562
11,458	E.I. du Pont de Nemours & Co.	661,012
1,928	Eastman Chemical Co.	155,069
3,318	Ecolab, Inc.	305,720
1,696	FMC Corp.	112,207
12,924	Freeport-McMoRan Copper & Gold, Inc.	365,491
1,012	International Flavors & Fragrances, Inc.	81,648
5,535	International Paper Co.	267,396
4,728	LyondellBasell Industries NV, Class A	324,861
2,203	MeadWestvaco Corp.	81,401
6,643	Monsanto Co.	656,196
3,445	Mosaic Co. (The)	141,555
6,190	Newmont Mining Corp.	185,700
3,955	Nucor Corp.	185,015
2,049	Owens-Illinois, Inc.(b)	60,958
1,775	PPG Industries, Inc.	284,781
3,683	Praxair, Inc.	442,586
2,440	Sealed Air Corp.	66,466
1,065	Sherwin-Williams Co. (The)	185,491
1,499	Sigma-Aldrich Corp.	125,256
1,795	United States Steel Corp.	31,143
1,617	Vulcan Materials Co.	76,290
		6,206,022
	Telecommunication Services - 2.6%
66,963	AT&T, Inc.	2,361,785
7,580	CenturyLink, Inc.	271,743
3,650	Crown Castle International Corp.(b)	256,412
12,417	Frontier Communications Corp.	54,138
35,610	Verizon Communications, Inc.	1,761,983
7,377	Windstream Corp.	61,598
		4,767,659
	Utilities - 3.3%
7,710	AES Corp. (The)	95,912
1,472	AGL Resources, Inc.	67,403
3,018	Ameren Corp.	108,075
6,052	American Electric Power Co., Inc.	280,510
5,336	CenterPoint Energy, Inc.	132,440
3,309	CMS Energy Corp.	92,619
3,646	Consolidated Edison, Inc.	218,395
7,189	Dominion Resources, Inc.	426,380
2,165	DTE Energy Co.	153,065
8,782	Duke Energy Corp.	623,522
4,057	Edison International	202,241
2,219	Entergy Corp.	149,782
10,652	Exelon Corp.	325,845
5,204	FirstEnergy Corp.	198,116
987	Integrys Energy Group, Inc.	61,984
5,286	NextEra Energy, Inc.	457,820
3,886	NiSource, Inc.	119,378
3,914	Northeast Utilities	173,821
4,015	NRG Energy, Inc.	107,682
2,566	ONEOK, Inc.	135,870
3,095	Pepco Holdings, Inc.	63,602
5,506	PG&E Corp.	252,670
1,366	Pinnacle West Capital Corp.	80,457
7,873	PPL Corp.	250,125
6,297	Public Service Enterprise Group, Inc.	212,776
1,734	SCANA Corp.	90,012
2,808	Sempra Energy	246,065
10,833	Southern Co. (The)	485,752
2,546	TECO Energy, Inc.	44,988
2,845	Wisconsin Energy Corp.	123,701
6,190	Xcel Energy, Inc.	185,391
		6,166,399
	Total Investments (Cost $151,149,609)(e)-100.9%	186,717,046
	Liabilities in excess of other assets-(0.9)%	(1,580,361)
	Net Assets-100.0%	$185,136,685

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the securities in the portfolio are subject to call options written. The following written options contracts were open at July 31, 2013:

					Unrealized
	Contract	Strike	Number of	Premiums	Appreciation/
	Month	Price	Contracts	Received	(Depreciation)	Value
Call Option S&P 500 Index	Aug-13	$1,690	1,106	$2,043,834	$(500,964)	$1,542,870

(b) Non-income producing security.

(c) Security not subject to call options written.

(d) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in, and earnings from, the investment in Invesco Ltd. for the three months ended July 31, 2013:

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	April 30, 2013	Cost	Sales	(Depreciation)	Gain	July 31, 2013	Income

Invesco Ltd.	$208,341	$10,554	$(44,898)	$(6,616)	$10,694	$178,075	$1,477

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $35,567,437 which consisted of aggregate gross unrealized appreciation of $38,051,731 and aggregate gross unrealized depreciation of $2,484,294.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.come producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500® High Quality Portfolio (SPHQ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.1%
23,552	Comcast Corp., Class A	$1,061,724
41,733	Darden Restaurants, Inc.	2,047,004
46,148	Family Dollar Stores, Inc.	3,173,136
23,336	Gap, Inc. (The)	1,071,122
24,750	Genuine Parts Co.	2,029,252
18,802	Harley-Davidson, Inc.	1,067,390
44,172	Hasbro, Inc.	2,031,912
26,131	Home Depot, Inc. (The)	2,065,133
28,506	Johnson Controls, Inc.	1,146,226
24,006	Lowe’s Cos., Inc.	1,070,187
22,354	Mattel, Inc.	939,539
20,719	McDonald’s Corp.	2,032,119
49,576	NIKE, Inc., Class B	3,119,322
33,803	Nordstrom, Inc.	2,070,096
47,581	Omnicom Group, Inc.	3,058,031
29,231	PetSmart, Inc.	2,140,294
11,542	Ralph Lauren Corp.	2,101,337
47,084	Ross Stores, Inc.	3,176,757
43,505	Target Corp.	3,099,731
13,662	Tiffany & Co.	1,086,266
60,345	TJX Cos., Inc. (The)	3,140,354
10,545	VF Corp.	2,077,365
47,132	Walt Disney Co. (The)	3,047,084
44,686	Yum! Brands, Inc.	3,258,503
		51,109,884
	Consumer Staples - 19.6%
28,499	Altria Group, Inc.	999,175
28,980	Archer-Daniels-Midland Co.	1,056,901
29,168	Brown-Forman Corp., Class B	2,114,972
23,011	Campbell Soup Co.	1,076,915
24,514	Clorox Co. (The)	2,106,733
76,941	Coca-Cola Co. (The)	3,083,795
53,380	Colgate-Palmolive Co.	3,195,861
18,076	Costco Wholesale Corp.	2,120,134
51,791	CVS Caremark Corp.	3,184,629
15,370	Estee Lauder Cos., Inc. (The), Class A	1,009,040
41,193	General Mills, Inc.	2,142,036
77,032	Hormel Foods Corp.	3,262,305
19,853	J.M. Smucker Co. (The)	2,233,860
47,470	Kellogg Co.	3,144,413
21,069	Kimberly-Clark Corp.	2,081,617
68,377	Lorillard, Inc.	2,908,074
44,070	McCormick & Co., Inc.	3,155,853
24,960	PepsiCo, Inc.	2,085,158
38,708	Procter & Gamble Co. (The)	3,108,252
88,674	Sysco Corp.	3,060,140
43,162	Walgreen Co.	2,168,890
40,664	Wal-Mart Stores, Inc.	3,169,352
		52,468,105
	Energy - 2.8%
25,450	Chevron Corp.	3,203,901
33,799	Exxon Mobil Corp.	3,168,656
14,785	Hess Corp.	1,100,891
		7,473,448
	Financials - 5.2%
17,800	Aflac, Inc.	1,097,904
3,903	BlackRock, Inc.	1,100,490
23,977	Chubb Corp. (The)	2,074,010
15,678	Health Care REIT, Inc.	1,011,074
108,144	Hudson City Bancorp, Inc.	1,033,857
47,105	Kimco Realty Corp. REIT	1,062,218
17,242	Moody’s Corp.	1,168,490
13,588	T. Rowe Price Group, Inc.	1,022,361
30,399	Torchmark Corp.	2,160,761
12,500	Travelers Cos., Inc. (The)	1,044,375
24,689	Wells Fargo & Co.	1,073,972
		13,849,512
	Health Care - 10.5%
59,588	Abbott Laboratories	2,182,708
36,044	AmerisourceBergen Corp.	2,100,284
43,540	Baxter International, Inc.	3,180,162
20,634	Becton, Dickinson and Co.	2,140,159
18,936	C.R. Bard, Inc.	2,170,066
25,058	DENTSPLY International, Inc.	1,074,487
35,077	Johnson & Johnson	3,279,700
8,868	McKesson Corp.	1,087,749
39,389	Medtronic, Inc.	2,175,848
32,788	Mylan, Inc.(a)	1,100,365
17,732	Quest Diagnostics, Inc.	1,033,953
46,818	Stryker Corp.	3,298,796
46,424	UnitedHealth Group, Inc.	3,381,988
		28,206,265
	Industrials - 25.6%
27,413	3M Co.	3,219,109
54,587	C.H. Robinson Worldwide, Inc.	3,254,477
36,210	Caterpillar, Inc.	3,002,171
21,921	Cintas Corp.	1,041,467
86,393	CSX Corp.	2,143,410
9,118	Cummins, Inc.	1,105,010
46,295	Danaher Corp.	3,117,505
25,070	Deere & Co.	2,082,565
25,981	Dover Corp.	2,225,013
55,168	Emerson Electric Co.	3,385,660
52,612	Expeditors International of Washington, Inc.	2,121,316
44,653	Fastenal Co.	2,188,444
17,111	Fluor Corp.	1,070,464
25,482	General Dynamics Corp.	2,174,634
44,289	General Electric Co.	1,079,323
12,775	Honeywell International, Inc.	1,060,070
29,283	Illinois Tool Works, Inc.	2,109,547
34,993	L-3 Communications Holdings, Inc.	3,259,598
18,709	Lockheed Martin Corp.	2,247,325
27,981	Norfolk Southern Corp.	2,047,090
23,912	Northrop Grumman Corp.	2,201,339
14,896	Pall Corp.	1,042,124
21,226	Parker Hannifin Corp.	2,192,221
30,300	Raytheon Co.	2,176,752
29,843	Republic Services, Inc.	1,011,976
31,065	Rockwell Collins, Inc.	2,210,896
16,140	Roper Industries, Inc.	2,032,994
22,563	Snap-On, Inc.	2,140,101
13,095	Union Pacific Corp.	2,076,736
31,619	United Technologies Corp.	3,338,018
11,906	W.W. Grainger, Inc.	3,121,039
25,012	Waste Management, Inc.	1,051,254
		68,529,648
	Information Technology - 4.8%
28,674	Automatic Data Processing, Inc.	2,067,109
20,336	Harris Corp.	1,160,575
16,437	International Business Machines Corp.	3,205,872
26,374	Linear Technology Corp.	1,069,729
29,455	Microsoft Corp.	937,553
33,668	Oracle Corp.	1,089,160
53,415	Paychex, Inc.	2,106,688

16,969	QUALCOMM, Inc.	$1,095,349
		12,732,035
	Materials - 8.0%
21,778	Air Products & Chemicals, Inc.	2,365,962
20,986	Airgas, Inc.	2,165,965
46,374	Ball Corp.	2,077,091
19,339	E.I. du Pont de Nemours & Co.	1,115,667
34,965	Ecolab, Inc.	3,221,675
13,125	International Flavors & Fragrances, Inc.	1,058,925
10,221	Monsanto Co.	1,009,630
26,962	Praxair, Inc.	3,240,024
11,237	Sherwin-Williams Co. (The)	1,957,148
37,428	Sigma-Aldrich Corp.	3,127,484
		21,339,571
	Utilities - 4.4%
47,064	AGL Resources, Inc.	2,155,061
29,683	Entergy Corp.	2,003,602
25,050	NextEra Energy, Inc.	2,169,581
24,377	ONEOK, Inc.	1,290,762
20,621	SCANA Corp.	1,070,436
23,386	Southern Co. (The)	1,048,628
49,539	Wisconsin Energy Corp.	2,153,956
		11,892,026
	Total Common Stocks and Other Equity Interests (Cost $215,230,798)	267,600,494

	Money Market Fund - 0.0%
60,750	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $60,750)	60,750

	Total Investments (Cost $215,291,548)(b)-100.0%	267,661,244
	Other assets less liabilities-0.0%	51,428
	Net Assets-100.0%	$267,712,672

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $216,094,981. The net unrealized appreciation was $51,566,263 which consisted of aggregate gross unrealized appreciation of $52,624,319 and aggregate gross unrealized depreciation of $1,058,056.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Water Resources Portfolio (PHO)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Chemicals - 2.0%
998,674	Calgon Carbon Corp.(a)	$17,906,225

	Commercial Services & Supplies - 3.3%
1,261,743	Tetra Tech, Inc.(a)	29,777,135

	Construction & Engineering - 4.1%
1,019,956	Aegion Corp.(a)	23,275,396
545,450	Layne Christensen Co.(a)	10,570,821
110,823	Northwest Pipe Co.(a)	3,302,525
		37,148,742
	Electrical Equipment - 9.9%
453,045	Franklin Electric Co., Inc.	16,880,457
572,448	Roper Industries, Inc.	72,105,550
		88,986,007
	Electronic Equipment, Instruments & Components - 5.8%
336,709	Badger Meter, Inc.	16,040,817
846,542	Itron, Inc.(a)	36,502,891
		52,543,708
	Life Sciences Tools & Services - 8.2%
735,286	Waters Corp.(a)	74,219,769

	Machinery - 42.3%
747,968	Energy Recovery, Inc.(a)	3,268,620
1,268,825	Flowserve Corp.	71,917,001
86,267	Gorman-Rupp Co. (The)	2,996,053
437,596	Lindsay Corp.	32,863,459
3,795,357	Mueller Water Products, Inc., Class A	29,376,063
521,328	Pall Corp.	36,472,107
1,220,968	Pentair Ltd.	74,576,725
746,006	Toro Co. (The)	36,763,176
233,407	Valmont Industries, Inc.	32,592,954
564,692	Watts Water Technologies, Inc., Class A	29,522,098
1,263,491	Xylem, Inc.	31,498,831
		381,847,087
	Multi-Utilities - 1.2%
780,029	Veolia Environnement SA ADR (France)(b)	10,444,588

	Water Utilities - 23.2%
512,347	American States Water Co.	32,902,924
1,780,405	American Water Works Co., Inc.	75,987,685
1,143,603	Aqua America, Inc.	38,722,398
1,221,900	California Water Service Group	26,637,420
2,795,174	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	28,790,292
120,635	Connecticut Water Service, Inc.	3,606,987
182,000	Consolidated Water Co. Ltd. (Cayman Islands)	2,158,520
		208,806,226
	Total Common Stocks and Other Equity Interests (Cost $715,774,057)	901,679,487

	Money Market Fund - 0.1%
832,404	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $832,404)	832,404

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $716,606,461)-100.1%	902,511,891

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.0%
66,150	Invesco Liquid Assets Portfolio - Institutional Class (Cost $66,150)(c)(d)	66,150

	Total Investments (Cost $716,672,611)(e)-100.1%	902,578,041
	Liabilities in excess of other assets-(0.1)%	(794,760)
	Net Assets-100.0%	$901,783,281

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $742,422,576. The net unrealized appreciation was $160,155,465 which consisted of aggregate gross unrealized appreciation of $205,091,320 and aggregate gross unrealized depreciation of $44,935,855.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Components - 4.6%
260,712	Fuel Systems Solutions, Inc.(a)	$4,742,351
221,204	Gentherm, Inc.(a)	4,512,562
		9,254,913
	Automobiles - 2.7%
40,455	Tesla Motors, Inc.(a)(b)	5,432,297

	Chemicals - 7.9%
38,403	Air Products & Chemicals, Inc.	4,172,102
135,889	OM Group, Inc.(a)	4,194,893
104,926	Sociedad Quimica y Minera de Chile SA ADR (Chile)(b)	3,038,657
340,260	Zoltek Cos., Inc.(a)(b)	4,739,822
		16,145,474
	Commercial Services & Supplies - 2.5%
329,149	EnerNOC, Inc.(a)	5,141,307

	Construction & Engineering - 3.9%
432,723	Ameresco, Inc., Class A(a)	3,955,088
151,298	Quanta Services, Inc.(a)	4,056,300
		8,011,388
	Electric Utilities - 6.1%
222,561	CPFL Energia SA ADR (Brazil)(b)	4,117,379
80,023	IDACORP, Inc.	4,222,814
44,094	ITC Holdings Corp.	4,046,506
		12,386,699
	Electrical Equipment - 11.3%
390,350	American Superconductor Corp.(a)(b)	979,778
534,302	China Ming Yang Wind Power Group Ltd. ADR (China)(a)(b)	844,197
578,910	Enphase Energy, Inc.(a)(b)	3,676,079
3,374,539	FuelCell Energy, Inc.(a)(b)	4,116,938
103,572	Polypore International, Inc.(a)(b)	4,348,988
269,503	PowerSecure International, Inc.(a)	4,387,509
114,196	SolarCity Corp.(a)(b)	4,720,863
		23,074,352
	Electronic Equipment, Instruments & Components - 5.1%
397,637	Echelon Corp.(a)	894,683
94,533	Itron, Inc.(a)	4,076,263
129,733	Maxwell Technologies, Inc.(a)	1,028,783
147,844	Universal Display Corp.(a)(b)	4,280,084
		10,279,813
	Independent Power Producers & Energy Traders - 4.0%
180,077	Calpine Corp.(a)	3,603,341
200,948	Ormat Technologies, Inc. (Israel)(b)	4,627,832
		8,231,173
	Machinery - 2.3%
164,101	Kaydon Corp.	4,772,057

	Metals & Mining - 3.3%
748,974	Molycorp, Inc.(a)(b)	5,587,346
457,163	Rare Element Resources Ltd. (Canada)(a)(b)	1,092,620
		6,679,966
	Oil, Gas & Consumable Fuels - 7.7%
1,324,905	Amyris, Inc.(a)(b)	3,643,489
234,069	Cosan Ltd., Class A (Brazil)	3,763,829
407,070	Gevo, Inc.(a)(b)	749,009
792,609	KiOR, Inc., Class A(a)(b)	3,812,449
328,192	Solazyme, Inc.(a)(b)	3,698,724
		15,667,500
	Semiconductors & Semiconductor Equipment - 36.1%
226,980	Advanced Energy Industries, Inc.(a)	4,916,387
246,493	Aixtron SE ADR (Germany)(a)	3,877,335
521,151	Canadian Solar, Inc. (Canada)(a)	7,707,823
65,887	Cree, Inc.(a)	4,605,501
105,989	First Solar, Inc.(a)	5,218,898
1,113,484	GT Advanced Technologies, Inc.(a)(b)	5,778,982
491,299	Hanwha SolarOne Co. Ltd. ADR (South Korea)(a)(b)	1,876,762
189,628	International Rectifier Corp.(a)	4,571,931
726,327	JA Solar Holdings Co. Ltd. ADR (China)(a)(b)	6,769,368
433,938	ReneSola Ltd. ADR (China)(a)	2,030,830
112,492	Rubicon Technology, Inc.(a)(b)	947,183
371,683	STR Holdings, Inc.(a)	992,394

518,250	SunEdison, Inc.(a)	5,223,960
244,419	SunPower Corp. (France)(a)(b)	6,758,185
847,377	Trina Solar Ltd. ADR (China)(a)(b)	6,287,537
1,502,566	Yingli Green Energy Holding Co. Ltd. ADR (China)(a)(b)	6,025,290
		73,588,366
	Software - 2.4%
181,385	Silver Spring Networks, Inc.(a)(b)	4,917,347

	Total Common Stocks and Other Equity Interests (Cost $187,635,477)	203,582,652

	Money Market Fund - 0.1%
125,149	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $125,149)	125,149

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $187,760,626)-100.0%	203,707,801

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 27.6%
56,256,693	Invesco Liquid Assets Portfolio - Institutional Class (Cost $56,256,693)(c)(d)	56,256,693

	Total Investments (Cost $244,017,319)(e)-127.6%	259,964,494
	Liabilities in excess of other assets-(27.6)%	(56,239,546)
	Net Assets-100.0%	$203,724,948

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $252,793,626. The net unrealized appreciation was $7,170,868 which consisted of aggregate gross unrealized appreciation of $39,222,114 and aggregate gross unrealized depreciation of $32,051,246.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares WilderHill Progressive Energy Portfolio (PUW)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.0%
21,334	Hexcel Corp.(a)	$751,170

	Auto Components - 4.2%
20,389	Johnson Controls, Inc.	819,842
16,589	Tenneco, Inc.(a)	801,746
		1,621,588
	Automobiles - 1.9%
30,795	Tata Motors Ltd. ADR (India)	740,312

	Building Products - 6.0%
19,429	A.O. Smith Corp.	802,806
30,200	Apogee Enterprises, Inc.	808,152
17,686	Owens Corning(a)	698,420
		2,309,378
	Capital Markets - 0.5%
15,291	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	181,504

	Chemicals - 6.9%
4,924	Advanced Emissions Solutions, Inc.(a)	206,562
22,900	LSB Industries, Inc.(a)	752,952
18,929	Methanex Corp. (Canada)	905,374
11,428	Rockwood Holdings, Inc.	774,018
		2,638,906
	Commercial Services & Supplies - 1.9%
35,998	Covanta Holding Corp.	749,118

	Construction & Engineering - 5.6%
12,215	Chicago Bridge & Iron Co. NV	727,770
30,504	Foster Wheeler AG (Switzerland)(a)	654,006
22,955	MasTec, Inc.(a)	757,515
		2,139,291
	Electric Utilities - 5.8%
349,516	Centrais Eletricas Brasileiras SA ADR (Brazil)	709,518
84,366	Companhia Energetica de Minas Gerais ADR (Brazil)	781,229
48,070	Enersis SA ADR (Italy)	730,664
		2,221,411
	Electrical Equipment - 15.0%
9,298	Acuity Brands, Inc.	804,277
11,409	Eaton Corp. PLC	786,650
12,840	Emerson Electric Co.	787,991
14,959	EnerSys, Inc.	791,630
23,561	General Cable Corp.	742,643
11,407	Global Power Equipment Group, Inc.	206,239
94,728	GrafTech International Ltd.(a)	712,355
11,121	Regal-Beloit Corp.	719,306
46,193	Revolution Lighting Technologies, Inc.(a)	193,087
		5,744,178
	Electronic Equipment, Instruments & Components - 2.0%
50,825	Corning, Inc.	772,032

	Energy Equipment & Services - 3.7%
82,406	McDermott International, Inc.(a)	712,812
240,514	Nuverra Environmental Solutions, Inc.(a)	709,516
		1,422,328
	Food & Staples Retailing - 2.3%
14,893	Andersons, Inc. (The)	883,453

	Household Products - 1.9%
7,286	Energizer Holdings, Inc.	741,715

	Industrial Conglomerates - 4.2%
25,738	Koninklijke Philips NV (Netherlands)	818,211
7,311	Siemens AG ADR (Germany)	807,573
		1,625,784
	Machinery - 14.7%
26,603	Altra Holdings, Inc.	663,479
8,065	Chart Industries, Inc.(a)	916,990
21,887	ESCO Technologies, Inc.	757,947
45,020	Luxfer Holdings PLC ADR (United Kingdom)	776,145
27,846	PMFG, Inc.(a)	211,630
9,622	WABCO Holdings, Inc.(a)	760,715
25,431	Westport Innovations, Inc. (Canada)(a)	832,865
17,702	Woodward, Inc.	724,366
		5,644,137
	Oil, Gas & Consumable Fuels - 19.6%
38,229	Cameco Corp. (Canada)	776,813
39,593	Chesapeake Energy Corp.	922,517
57,920	Clean Energy Fuels Corp.(a)	747,747
663,277	Denison Mines Corp. (Canada)(a)	842,362
22,083	Golar LNG Ltd. (Norway)	762,526
9,865	Range Resources Corp.	780,322
13,655	Renewable Energy Group, Inc.(a)	212,745
397,967	Rentech, Inc.	851,649
17,272	Sasol Ltd. ADR (South Africa)	796,412
21,593	Southwestern Energy Co.(a)	837,592
		7,530,685
	Semiconductors & Semiconductor Equipment - 1.8%
19,947	Veeco Instruments, Inc.(a)	693,358

	Total Common Stocks and Other Equity Interests (Cost $34,323,532)	38,410,348

	Money Market Fund - 0.0%
7,741	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,741)	7,741

	Total Investments (Cost $34,331,273)(b)-100.0%	38,418,089
	Liabilities in excess of other assets-(0.0)%	(2,653)
	Net Assets-100.0%	$38,415,436

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $35,415,176. The net unrealized appreciation was $3,002,913 which consisted of aggregate gross unrealized appreciation of $7,644,637 and aggregate gross unrealized depreciation of $4,641,724.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Buyback Achievers™ Portfolio (PKW)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 34.0%
54,028	Abercrombie & Fitch Co., Class A	$2,694,376
18,815	American Greetings Corp., Class A	358,238
5,949	America’s Car-Mart, Inc.(a)	257,473
31,649	ANN, Inc.(a)	1,072,585
73,239	Apollo Group, Inc., Class A(a)	1,334,415
8,669	Arctic Cat, Inc.	477,142
79,670	AutoNation, Inc.(a)	3,816,193
24,165	AutoZone, Inc.(a)	10,839,936
26,843	Bally Technologies, Inc.(a)	1,924,106
143,022	Bed Bath & Beyond, Inc.(a)	10,936,892
220,284	Best Buy Co., Inc.	6,628,346
38,973	Big Lots, Inc.(a)	1,408,095
8,109	Blue Nile, Inc.(a)	314,872
47,856	Brinker International, Inc.	1,921,418
136,765	Cablevision Systems Corp., Class A	2,556,138
8,317	Capella Education Co.(a)	407,616
43,906	Career Education Corp.(a)	141,377
11,701	CEC Entertainment, Inc.	486,645
66,174	Charter Communications, Inc., Class A(a)	8,320,719
15,434	Children’s Place Retail Stores, Inc. (The)(a)	834,053
23,072	Deckers Outdoor Corp.(a)	1,265,038
41,514	DeVry, Inc.	1,248,741
28,289	Dillard’s, Inc., Class A	2,388,440
365,465	DIRECTV(a)	23,122,971
95,521	Discovery Communications, Inc., Class A(a)	7,614,934
80,761	GameStop Corp., Class A	3,962,135
64,972	GNC Holdings, Inc., Class A	3,429,222
55,715	Guess?, Inc.	1,876,481
177,389	H&R Block, Inc.	5,575,336
22,640	hhgregg, Inc.(a)	355,222
35,498	HSN, Inc.	2,132,010
37,310	Iconix Brand Group, Inc.(a)	1,225,260
174,111	International Game Technology	3,215,830
282,260	Interpublic Group of Cos., Inc. (The)	4,643,177
15,261	ITT Educational Services, Inc.(a)	400,296
14,407	JAKKS Pacific, Inc.	86,586
76,674	Jarden Corp.(a)	3,486,367
11,164	Kirkland’s, Inc.(a)	196,263
153,440	Kohl’s Corp.	8,129,251
63,401	Lear Corp.	4,391,787
327,668	Liberty Interactive Corp., Class A(a)	8,014,759
19,560	LIN Media LLC, Class A(a)	315,894
746,279	Lowe’s Cos., Inc.	33,269,118
263,373	Macy’s, Inc.	12,731,451
206,460	Marriott International, Inc., Class A	8,582,542
30,838	Morningstar, Inc.	2,350,472
72,281	O’Reilly Automotive, Inc.(a)	9,053,918
15,134	Papa John’s International, Inc.(a)	1,011,859
38,553	Pinnacle Entertainment, Inc.(a)	819,251
99,018	Saks, Inc.(a)	1,586,268
55,667	Scientific Games Corp., Class A(a)	758,741
75,596	Scripps Networks Interactive, Inc., Class A	5,349,929
139,176	Service Corp. International	2,640,169
37,925	Sonic Corp.(a)	582,907
38,988	Tempur-Sealy International, Inc.(a)	1,545,874
197,453	Time Warner Cable, Inc.	22,523,464
619,535	Time Warner, Inc.	38,572,249
991,943	Twenty-First Century Fox, Inc., Class A	29,639,257
25,663	Valassis Communications, Inc.	734,732
283,816	Viacom, Inc., Class B	20,653,290
36,414	Weight Watchers International, Inc. (Luxembourg)	1,727,844
91,967	Wyndham Worldwide Corp.	5,729,544
66,089	Wynn Resorts Ltd.	8,798,429
		352,467,943
	Consumer Staples - 4.4%
187,818	Coca-Cola Enterprises, Inc.	7,050,688
103,994	Constellation Brands, Inc., Class A(a)	5,417,047
40,508	Energizer Holdings, Inc.(a)	4,123,714
70,666	Herbalife Ltd. (Cayman Islands)	4,628,623
345,206	Kroger Co. (The)	13,556,240
38,403	Nu Skin Enterprises, Inc., Class A	3,212,027
156,772	Safeway, Inc.	4,043,150
5,684	Seneca Foods Corp., Class A(a)	199,793
97,805	Smithfield Foods, Inc.(a)	3,247,126
		45,478,408
	Energy - 5.0%
794,259	ConocoPhillips	51,515,638
19,705	Green Plains Renewable Energy, Inc.(a)	326,315
		51,841,953
	Financials - 19.5%
197,170	American Capital Ltd.(a)	2,693,342
59,041	American Financial Group, Inc.	3,051,829
965,956	American International Group, Inc.(a)	43,960,657
134,667	Ameriprise Financial, Inc.	11,985,363
18,080	Argo Group International Holdings Ltd.	807,272
51,499	Assurant, Inc.	2,789,186
138,407	CapitalSource, Inc.	1,674,725
97,464	Capitol Federal Financial, Inc.	1,229,021
171,392	Chubb Corp. (The)	14,825,408
148,535	CNO Financial Group, Inc.	2,121,080
330,278	Discover Financial Services	16,352,064
89,100	East West Bancorp, Inc.	2,746,953
20,103	Employers Holdings, Inc.	528,508
16,094	FBL Financial Group, Inc., Class A	711,838
161,701	First Horizon National Corp.	1,993,773
20,493	Green Dot Corp., Class A(a)	477,077
24,837	Investment Technology Group, Inc.(a)	352,934
86,181	Legg Mason, Inc.	2,963,764
179,945	Lincoln National Corp.	7,498,308
47,626	MCG Capital Corp.	261,467
181,701	McGraw Hill Financial, Inc.	11,240,024
36,329	Montpelier Re Holdings Ltd.	981,246
107,920	NASDAQ OMX Group, Inc. (The)	3,496,608
11,569	Piper Jaffray Cos., Inc.(a)	388,140
21,449	Platinum Underwriters Holdings Ltd.	1,245,972
37,668	Primerica, Inc.	1,545,895
6,995	Provident Financial Holdings, Inc.	122,412
31,509	RenaissanceRe Holdings Ltd.	2,740,338
34,500	Ryman Hospitality Properties, Inc. REIT	1,285,125
302,290	SLM Corp.	7,469,586

304,127	State Street Corp.	$21,188,528
62,113	Torchmark Corp.	4,414,992
249,585	Travelers Cos., Inc. (The)	20,852,827
180,015	Unum Group	5,695,675
14,434	Westfield Financial, Inc.	100,461
8,457	World Acceptance Corp.(a)	704,299
		202,496,697
	Health Care - 12.6%
218,866	Aetna, Inc.	14,044,631
52,906	Alere, Inc.(a)	1,767,060
112,368	Allscripts Healthcare Solutions, Inc.(a)	1,776,538
154,073	AmerisourceBergen Corp.	8,977,834
490,715	Amgen, Inc.	53,139,527
128,871	Becton, Dickinson and Co.	13,366,500
898,352	Boston Scientific Corp.(a)	9,810,004
35,809	Covance, Inc.(a)	2,954,243
28,612	Enzon Pharmaceuticals, Inc.(a)	57,224
11,513	LHC Group, Inc.(a)	264,108
38,967	Questcor Pharmaceuticals, Inc.	2,603,775
35,383	Sciclone Pharmaceuticals, Inc.(a)	221,498
91,943	Select Medical Holdings Corp.	824,729
9,593	SurModics, Inc.(a)	194,162
32,499	United Therapeutics Corp.(a)	2,432,225
42,733	ViroPharma, Inc.(a)	1,466,597
198,684	WellPoint, Inc.	16,999,403
		130,900,058
	Industrials - 6.9%
70,717	AECOM Technology Corp.(a)	2,397,306
5,431	American Science & Engineering, Inc.	330,150
4,588	Barrett Business Services, Inc.	322,353
31,099	Briggs & Stratton Corp.	629,755
6,290	Consolidated Graphics, Inc.(a)	337,081
26,107	Dun & Bradstreet Corp. (The)	2,705,468
13,518	Encore Wire Corp.	563,836
93,554	Flowserve Corp.	5,302,641
88,245	GrafTech International Ltd.(a)	663,602
124,410	Iron Mountain, Inc.	3,458,598
7,332	Kadant, Inc.	240,050
23,526	Kforce, Inc.	392,414
61,543	L-3 Communications Holdings, Inc.	5,732,730
50,267	MasTec, Inc.(a)	1,658,811
18,383	Mueller Industries, Inc.	1,009,043
206,789	Norfolk Southern Corp.	15,128,683
160,596	Northrop Grumman Corp.	14,784,468
27,132	Resources Connection, Inc.	360,856
91,742	Rockwell Collins, Inc.	6,529,278
482,865	Southwest Airlines Co.	6,678,023
21,983	TAL International Group, Inc.	884,816
33,642	Taser International, Inc.(a)	298,741
26,320	United Stationers, Inc.	1,089,385
		71,498,088
	Information Technology - 16.6%
25,686	Advanced Energy Industries, Inc.(a)	556,359
142,552	Amkor Technology, Inc.(a)	601,569
9,013	Anaren, Inc.(a)	210,994
50,677	AOL, Inc. (a)	1,866,941
786,215	Applied Materials, Inc.	12,823,167
69,332	Arrow Electronics, Inc.(a)	3,165,006
89,793	Avnet, Inc.(a)	3,382,502
9,398	Badger Meter, Inc.	447,721
28,895	Belden, Inc.	1,693,536
10,819	Black Box Corp.	292,762
296,521	CA, Inc.	8,818,535
14,936	CACI International, Inc., Class A(a)	991,750
11,381	Comtech Telecommunications Corp.	308,198
71,385	Convergys Corp.	1,351,318
965,160	Corning, Inc.	14,660,780
96,208	Cypress Semiconductor Corp.	1,228,576
39,174	Dice Holdings, Inc.(a)	339,639
29,992	Dolby Laboratories, Inc., Class A	986,437
198,016	Electronic Arts, Inc.(a)	5,172,178
87,129	Fiserv, Inc.(a)	8,385,295
78,128	GT Advanced Technologies, Inc.(a)	405,484
30,315	Higher One Holdings, Inc.(a)	327,402
17,845	Immersion Corp.(a)	255,897
26,925	InterDigital, Inc.	1,069,730
41,230	Lexmark International, Inc., Class A	1,545,713
64,863	Limelight Networks, Inc.(a)	155,671
325,140	Marvell Technology Group Ltd.	4,217,066
38,208	Micrel, Inc.	405,387
76,251	Monster Worldwide, Inc.(a)	436,156
177,747	Motorola Solutions, Inc.	9,745,868
43,374	NeuStar, Inc., Class A(a)	2,432,414
35,009	OmniVision Technologies, Inc.(a)	569,246
1,585,422	Oracle Corp.	51,288,402
131,442	PMC - Sierra, Inc.(a)	868,174
60,669	QLogic Corp.(a)	667,966
28,053	QuinStreet, Inc.(a)	261,173
33,673	RealD, Inc.(a)	358,618
67,683	Rovi Corp.(a)	1,524,898
455,813	Symantec Corp.	12,161,091
24,707	Tech Data Corp.(a)	1,268,457
122,249	Total System Services, Inc.	3,350,845
49,868	ValueClick, Inc.(a)	1,218,774
85,808	Vishay Intertechnology, Inc.(a)	1,234,777
32,715	WebMD Health Corp.(a)	1,079,922
832,636	Xerox Corp.	8,076,569
16,930	XO Group, Inc.(a)	202,483
		172,411,446
	Materials - 1.0%
65,164	Avery Dennison Corp.	2,914,786
100,666	Ball Corp.	4,508,830
65,747	Boise, Inc.	598,297
29,830	Cytec Industries, Inc.	2,323,757
		10,345,670
	Telecommunication Services - 0.0%
25,213	General Communication, Inc., Class A(a)	223,135

	Total Investments (Cost $937,686,738)(b)-100.0%	1,037,663,398
	Other assets less liabilities-0.0%	97,151
	Net Assets-100.0%	$1,037,760,549

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $939,454,197.

The net unrealized appreciation was $98,209,201 which consisted of aggregate gross unrealized appreciation of $104,085,734 and aggregate gross unrealized depreciation of $5,876,533.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 8.3%
1,711	Cracker Barrel Old Country Store, Inc.	$167,507
8,334	Family Dollar Stores, Inc.	573,046
11,204	Genuine Parts Co.	918,616
3,649	John Wiley & Sons, Inc., Class A	164,679
10,203	Leggett & Platt, Inc.	320,476
82,372	Lowe’s Cos., Inc.	3,672,144
1,986	Matthews International Corp., Class A	76,818
72,509	McDonald’s Corp.	7,111,683
2,607	Meredith Corp.	123,885
492	NACCO Industries, Inc., Class A	30,174
52,143	NIKE, Inc., Class B	3,280,838
4,984	Polaris Industries, Inc.	558,906
15,874	Ross Stores, Inc.	1,071,019
47,000	Target Corp.	3,348,750
9,146	Tiffany & Co.	727,198
52,667	TJX Cos., Inc. (The)	2,740,791
7,956	VF Corp.	1,567,332
		26,453,862
	Consumer Staples - 24.5%
146,253	Altria Group, Inc.	5,127,630
1,343	Andersons, Inc. (The)	79,667
47,562	Archer-Daniels-Midland Co.	1,734,586
9,306	Brown-Forman Corp., Class B	674,778
2,766	Casey’s General Stores, Inc.	183,192
10,091	Church & Dwight Co., Inc.	642,797
9,422	Clorox Co. (The)	809,727
323,918	Coca-Cola Co. (The)	12,982,633
68,245	Colgate-Palmolive Co.	4,085,828
18,985	Hormel Foods Corp.	804,015
7,905	J.M. Smucker Co. (The)	889,471
28,259	Kimberly-Clark Corp.	2,791,989
1,971	Lancaster Colony Corp.	163,652
8,675	McCormick & Co., Inc.	621,217
4,239	Nu Skin Enterprises, Inc., Class A	354,550
111,714	PepsiCo, Inc.	9,332,588
198,053	Procter & Gamble Co. (The)	15,903,656
42,451	Sysco Corp.	1,464,984
2,747	Tootsie Roll Industries, Inc.	93,013
1,693	Universal Corp.	103,781
6,283	Vector Group Ltd.	104,612
68,302	Walgreen Co.	3,432,175
204,700	Wal-Mart Stores, Inc.	15,954,318
		78,334,859
	Energy - 17.7%
2,663	Alliance Resource Partners LP	203,773
6,524	Buckeye Partners LP	464,052
1,668	CARBO Ceramics, Inc.	146,550
128,850	Chevron Corp.	16,220,927
87,667	ConocoPhillips	5,686,082
5,210	Energen Corp.	312,027
64,683	Enterprise Products Partners LP	4,012,286
19,563	EOG Resources, Inc.	2,846,221
164,849	Exxon Mobil Corp.	15,454,594
7,636	Helmerich & Payne, Inc.	482,595
18,677	Kinder Morgan Energy Partners LP	1,541,039
16,336	Magellan Midstream Partners LP	893,252
14,035	Murphy Oil Corp.	950,450
5,625	NuStar Energy LP	256,500
58,511	Occidental Petroleum Corp.	5,210,405
24,124	Plains All American Pipeline LP	1,284,362
7,178	Sunoco Logistics Partners LP	437,212
3,862	TC Pipelines LP	198,584
		56,600,911
	Financials - 5.8%
1,760	1st Source Corp.	48,013
33,864	Aflac, Inc.	2,088,732
874	Arrow Financial Corp.	23,021
1,100	BancFirst Corp.	57,508
2,554	Bank of the Ozarks, Inc.	122,030
10,387	Brown & Brown, Inc.	342,667
18,918	Chubb Corp. (The)	1,636,407
11,749	Cincinnati Financial Corp.	575,701
6,549	Commerce Bancshares, Inc.	298,831
2,859	Community Bank System, Inc.	95,891
1,131	Community Trust Bancorp, Inc.	45,070
4,439	Cullen/Frost Bankers, Inc.	319,786
8,289	Eaton Vance Corp.	335,456
3,399	Erie Indemnity Co., Class A	273,178
2,638	Essex Property Trust, Inc. REIT	425,483
4,667	Federal Realty Investment Trust REIT	491,575
961	First Financial Corp.	31,867
45,995	Franklin Resources, Inc.	2,248,236
7,316	HCC Insurance Holdings, Inc.	325,781
32,648	HCP, Inc. REIT	1,432,268
20,055	McGraw Hill Financial Inc.	1,240,602
3,966	Mercury General Corp.	175,297
2,010	National Health Investors, Inc. REIT	125,806
7,947	National Retail Properties, Inc. REIT	278,066
18,738	Old Republic International Corp.	270,764
25,106	People’s United Financial, Inc.	376,590
4,075	Prosperity Bancshares, Inc.	240,506
12,922	Realty Income Corp. REIT	560,944
1,337	Republic Bancorp, Inc., Class A	34,989
1,533	RLI Corp.	126,534
12,487	SEI Investments Co.	394,714
12,751	Senior Housing Properties Trust REIT	320,688
1,353	Southside Bancshares, Inc.	33,811
3,195	StanCorp Financial Group, Inc.	169,623
18,622	T. Rowe Price Group, Inc.	1,401,119
6,782	Tanger Factory Outlet Centers, Inc. REIT	219,940
1,037	Tompkins Financial Corp.	46,800
2,928	UMB Financial Corp.	175,094
3,636	United Bankshares, Inc.	102,972
916	Universal Health Realty Income Trust REIT	39,819
1,699	Urstadt Biddle Properties, Inc., Class A REIT	35,883
9,809	W.R. Berkley Corp.	415,607
1,949	Westamerica Bancorp.	93,532
580	Westwood Holdings Group, Inc.	28,849
4,974	WP Carey, Inc. REIT	351,264
		18,477,314

	Health Care - 9.6%
114,156	Abbott Laboratories	$4,181,534
14,224	Becton, Dickinson and Co.	1,475,313
5,945	C.R. Bard, Inc.	681,297
24,539	Cardinal Health, Inc.	1,229,159
177,592	Johnson & Johnson	16,604,852
73,674	Medtronic, Inc.	4,069,752
4,579	Owens & Minor, Inc.	164,661
27,444	Stryker Corp.	1,933,704
2,464	West Pharmaceutical Services, Inc.	181,745
		30,522,017
	Industrials - 12.9%
49,971	3M Co.	5,868,095
5,711	A.O. Smith Corp.	235,979
3,916	ABM Industries, Inc.	101,424
3,424	Brady Corp., Class A	113,916
11,596	C.H. Robinson Worldwide, Inc.	691,354
4,543	Carlisle Cos., Inc.	307,743
47,227	Caterpillar, Inc.	3,915,591
8,848	Cintas Corp.	420,368
3,588	CLARCOR, Inc.	197,268
10,608	Donaldson Co., Inc.	384,540
12,928	Dover Corp.	1,107,154
51,916	Emerson Electric Co.	3,186,085
14,921	Expeditors International of Washington, Inc.	601,615
21,427	Fastenal Co.	1,050,137
3,424	Franklin Electric Co., Inc.	127,578
25,499	General Dynamics Corp.	2,176,085
1,516	Gorman-Rupp Co. (The)	52,651
4,382	Graco, Inc.	305,776
33,470	Illinois Tool Works, Inc.	2,411,179
5,999	Lincoln Electric Holdings, Inc.	354,181
928	Lindsay Corp.	69,693
23,369	Lockheed Martin Corp.	2,807,084
1,792	McGrath RentCorp	61,358
2,669	Mine Safety Appliances Co.	141,804
4,638	Nordson Corp.	334,678
22,825	Norfolk Southern Corp.	1,669,877
10,774	Parker Hannifin Corp.	1,112,739
14,550	Pitney Bowes, Inc.	240,220
2,621	Raven Industries, Inc.	80,360
10,547	Rollins, Inc.	268,948
7,151	Roper Industries, Inc.	900,740
12,190	Stanley Black & Decker, Inc.	1,031,518
1,342	Tennant Co.	69,247
66,193	United Technologies Corp.	6,987,995
1,932	Valmont Industries, Inc.	269,784
5,019	W.W. Grainger, Inc.	1,315,681
2,150	Watsco, Inc.	200,702
		41,171,147
	Information Technology - 6.5%
35,043	Automatic Data Processing, Inc.	2,526,250
1,037	Badger Meter, Inc.	49,403
830	Cass Information Systems, Inc.	45,824
4,597	Diebold, Inc.	150,138
3,196	FactSet Research Systems, Inc.	348,939
7,914	Harris Corp.	451,652
79,787	International Business Machines Corp.	15,561,656
6,216	Jack Henry & Associates, Inc.	300,233
16,846	Linear Technology Corp.	683,274
21,021	Maxim Integrated Products, Inc.	601,201
		20,718,570
	Materials - 5.6%
15,372	Air Products & Chemicals, Inc.	1,670,014
6,446	Albemarle Corp.	399,716
4,797	AptarGroup, Inc.	280,097
7,460	Bemis Co., Inc.	307,277
21,153	Ecolab, Inc.	1,949,037
3,603	H.B. Fuller Co.	144,660
5,891	International Flavors & Fragrances, Inc.	475,286
38,609	Monsanto Co.	3,813,797
22,950	Nucor Corp.	1,073,601
11,075	PPG Industries, Inc.	1,776,873
21,359	Praxair, Inc.	2,566,711
4,649	Royal Gold, Inc.	240,307
9,554	RPM International, Inc.	336,683
7,446	Sherwin-Williams Co. (The)	1,296,870
8,691	Sigma-Aldrich Corp.	726,220
7,276	Sonoco Products Co.	280,053
1,498	Stepan Co.	89,670
6,556	Valspar Corp. (The)	446,595
		17,873,467
	Telecommunication Services - 4.4%
388,543	AT&T, Inc.	13,703,911
1,133	Atlantic Tele-Network, Inc.	57,783
7,288	Telephone & Data Systems, Inc.	193,205
		13,954,899
	Utilities - 4.6%
8,506	AGL Resources, Inc.	389,490
1,393	American States Water Co.	89,458
10,164	Aqua America, Inc.	344,153
6,517	Atmos Energy Corp.	288,312
4,316	Avista Corp.	124,214
3,191	Black Hills Corp.	169,283
3,447	California Water Service Group	75,145
752	Connecticut Water Service, Inc.	22,485
21,153	Consolidated Edison, Inc.	1,267,065
13,637	MDU Resources Group, Inc.	382,381
1,669	MGE Energy, Inc.	97,987
1,138	Middlesex Water Co.	24,057
6,021	National Fuel Gas Co.	390,341
3,011	New Jersey Resources Corp.	134,772
30,667	NextEra Energy, Inc.	2,656,069
22,722	Northeast Utilities	1,009,084
1,941	Northwest Natural Gas Co.	85,288
14,777	ONEOK, Inc.	782,442
5,205	Piedmont Natural Gas Co., Inc.	179,833
42,011	PPL Corp.	1,334,689
12,645	Questar Corp.	301,710
9,518	SCANA Corp.	494,079
1,347	SJW Corp.	37,568
2,258	South Jersey Industries, Inc.	137,964
62,860	Southern Co. (The)	2,818,642
8,140	UGI Corp.	341,799
2,989	UNS Energy Corp.	151,991
5,932	Vectren Corp.	219,603
3,728	WGL Holdings, Inc.	171,376
931	York Water Co. (The)	19,625
		14,540,905
	Total Investments (Cost $250,872,897)(a)-99.9%	318,647,951
	Other assets less liabilities-0.1%	384,044
	Net Assets-100.0%	$319,031,995

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $253,480,312. The net unrealized appreciation was $65,167,639 which consisted of aggregate gross unrealized appreciation of $68,483,446 and aggregate gross unrealized depreciation of $3,315,807.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.9%
	Capital Markets - 7.6%
709,206	Bank of New York Mellon Corp. (The), 5.20%	$15,815,294
629,380	Charles Schwab Corp. (The), 6.00%, Series B	15,917,020
902,017	Goldman Sachs Group, Inc. (The), 5.50%, Series J	21,395,843
1,108,414	Goldman Sachs Group, Inc. (The), 5.95%	26,823,619
1,050,660	Goldman Sachs Group, Inc. (The), 6.20%, Series B	26,245,487
740,096	State Street Corp., 5.25%, Series C	17,629,087
		123,826,350
	Commercial Banks - 54.9%
541,918	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	13,396,213
486,212	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	12,252,542
452,979	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	11,505,667
2,726,506	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	69,362,313
131,704	BB&T Corp., 5.20%, Series G	2,964,657
2,468,927	BB&T Corp., 5.63%, Series E	57,871,649
455,932	BB&T Corp., 5.85%	11,238,724
503,892	First Niagara Financial Group, Inc., 8.63%, Series B	14,234,949
619,194	HSBC Finance Corp., 6.36%, Series B (United Kingdom)	15,393,163
5,058,979	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	137,755,998
2,735,777	HSBC Holdings PLC, 8.13% (United Kingdom)	70,610,404
524,670	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	13,163,970
2,730,770	PNC Financial Services Group, Inc. (The), 6.13%, Series P	71,682,712
676,373	Regions Financial Corp., 6.38%, Series A	16,659,067
498,772	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	9,646,250
379,556	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,515,209
423,904	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	8,719,705
359,001	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,495,941
1,765,698	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	39,834,147
1,098,940	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	29,286,751
624,053	SunTrust Banks, Inc., 5.88%, Series E	14,752,613
860,235	U.S. Bancorp, 5.15%, Series H	20,069,283
748,048	U.S. Bancorp, 6.00%, Series G	19,935,479
1,186,299	U.S. Bancorp, 6.50%, Series F	31,958,895
59,286	Wells Fargo & Co., 5.13%, Series O	1,307,849
1,090,424	Wells Fargo & Co., 5.20%	24,240,126
503,101	Wells Fargo & Co., 5.25%, Series P	11,249,338
1,640,210	Wells Fargo & Co., 5.85%	40,234,351
16,935	Wells Fargo & Co., 7.50%, Series L	19,695,405
2,079,663	Wells Fargo & Co., 8.00%, Series J	59,041,633
1,060,163	Zions Bancorp., 9.50%, Series C	27,076,563
		890,151,566
	Consumer Finance - 3.0%
1,284,939	Capital One Financial Corp., 6.00%, Series B	31,146,921
717,633	Discover Financial Services, 6.50%, Series B	17,933,649
		49,080,570
	Diversified Financial Services - 21.0%
588,514	Bank of America Corp., 6.20%, Series D	14,653,998
27,488	Bank of America Corp., 7.25%, Series L	30,864,626
801,209	Citigroup, Inc., 5.80%, Series C	18,700,218
558,687	ING Groep NV, 6.13% (Netherlands)	13,134,731
1,340,724	ING Groep NV, 6.38% (Netherlands)	32,271,227
2,643,213	ING Groep NV, 7.38% (Netherlands)	66,582,535
3,578,573	ING Groep NV, 8.50% (Netherlands)	91,683,040
643,784	JPMorgan Chase & Co., 5.45%, Series P	14,781,281
809,491	JPMorgan Chase & Co., 5.50%, Series O	18,642,578
1,548,263	JPMorgan Chase & Co., 8.63%, Series J	38,722,058
		340,036,292
	Insurance - 13.4%
827,521	Aegon NV, 6.38% (Netherlands)	20,406,668
278,885	Aegon NV, 6.50% (Netherlands)	6,888,460
399,204	Aegon NV, 6.88% (Netherlands)	9,944,172
1,301,378	Aegon NV, 7.25% (Netherlands)	32,989,932
321,208	Allstate Corp. (The), 5.63%	8,062,321
393,995	Arch Capital Group Ltd., 6.75%, Series C	9,995,653
322,363	Aspen Insurance Holdings Ltd., 5.95%	8,284,729
520,463	Axis Capital Holdings Ltd., 6.88%, Series C	13,521,629
1,961,948	MetLife, Inc., 6.50%, Series B	49,421,470
110,707	PartnerRe Ltd., 5.88%, Series F	2,518,584
652,112	PartnerRe Ltd., 7.25%, Series E	17,300,531
430,546	Principal Financial Group, Inc., 6.52%, Series B	10,935,869
348,327	Prudential PLC, 6.50% (United Kingdom)	8,603,677
400,179	Prudential PLC, 6.75% (United Kingdom)	9,884,421
367,165	RenaissanceRe Holdings Ltd., 5.38%, Series E	8,147,391
		216,905,507
	Total Preferred Stocks (Cost $1,528,114,694)	1,620,000,285

	Money Market Fund - 0.5%
8,391,298	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $8,391,298)	8,391,298

	Total Investments (Cost $1,536,505,992)(a)-100.4%	1,628,391,583
	Liabilities in excess of other assets-(0.4)%	(6,631,915)
	Net Assets-100.0%	$1,621,759,668

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $1,555,738,341. The net unrealized appreciation was $72,653,242 which consisted of aggregate gross unrealized appreciation of $127,150,964 and aggregate gross unrealized depreciation of $54,497,722.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	26.8%
Netherlands	16.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.7%
	Aerospace & Defense - 2.2%
64,633	Lockheed Martin Corp.	$7,763,716

	Capital Markets - 2.1%
143,561	Westwood Holdings Group, Inc.	7,140,724

	Commercial Banks - 14.6%
269,854	Arrow Financial Corp.	7,107,954
187,563	Community Bank System, Inc.	6,290,863
164,141	Community Trust Bancorp, Inc.	6,541,019
74,148	Cullen/Frost Bankers, Inc.	5,341,622
231,876	Southside Bancshares, Inc.	5,794,581
123,025	Tompkins Financial Corp.	5,552,118
292,958	United Bankshares, Inc.	8,296,571
117,180	Westamerica Bancorp.	5,623,468
		50,548,196
	Commercial Services & Supplies - 2.7%
575,263	Pitney Bowes, Inc.	9,497,592

	Computers & Peripherals - 1.6%
167,481	Diebold, Inc.	5,469,929

	Containers & Packaging - 1.9%
171,497	Sonoco Products Co.	6,600,920

	Diversified Telecommunication Services - 2.4%
237,411	AT&T, Inc.	8,373,486

	Electric Utilities - 10.2%
65,726	NextEra Energy, Inc.	5,692,529
137,607	Northeast Utilities	6,111,127
265,347	PPL Corp.	8,430,074
172,291	Southern Co. (The)	7,725,528
143,743	UNS Energy Corp.	7,309,332
		35,268,590
	Food & Staples Retailing - 1.6%
158,642	Sysco Corp.	5,474,735

	Gas Utilities - 14.8%
169,181	AGL Resources, Inc.	7,746,798
137,254	Atmos Energy Corp.	6,072,117
153,331	New Jersey Resources Corp.	6,863,096
166,701	Northwest Natural Gas Co.	7,324,842
180,039	Piedmont Natural Gas Co., Inc.	6,220,348
209,214	Questar Corp.	4,991,846
88,763	South Jersey Industries, Inc.	5,423,419
148,653	WGL Holdings, Inc.	6,833,578
		51,476,044
	Hotels, Restaurants & Leisure - 1.5%
51,942	McDonald’s Corp.	5,094,471

	Household Durables - 1.8%
198,359	Leggett & Platt, Inc.	6,230,456

	Household Products - 3.1%
61,215	Clorox Co. (The)	5,260,817
56,752	Kimberly-Clark Corp.	5,607,098
		10,867,915
	Insurance - 8.9%
127,878	Cincinnati Financial Corp.	6,266,022
61,684	Erie Indemnity Co., Class A	4,957,543
209,549	Mercury General Corp.	9,262,066
718,495	Old Republic International Corp.	10,382,253
		30,867,884
	Media - 1.6%
118,414	Meredith Corp.	5,627,033

	Multi-Utilities - 10.2%
276,200	Avista Corp.	7,949,036
105,713	Black Hills Corp.	5,608,075
119,587	Consolidated Edison, Inc.	7,163,261
139,177	SCANA Corp.	7,224,678
205,078	Vectren Corp.	7,591,988
		35,537,038
	Oil, Gas & Consumable Fuels - 2.2%
119,214	ConocoPhillips	7,732,220

	Pharmaceuticals - 1.6%
59,191	Johnson & Johnson	5,534,358

	Thrifts & Mortgage Finance - 2.1%
483,946	People’s United Financial, Inc.	7,259,190

	Tobacco - 9.0%
237,607	Altria Group, Inc.	8,330,502
98,777	Universal Corp.	6,055,030
1,005,225	Vector Group Ltd.	16,736,996
		31,122,528
	Water Utilities - 3.6%
277,907	California Water Service Group	6,058,373
312,414	Middlesex Water Co.	6,604,432
		12,662,805
	Total Common Stocks (Cost $299,036,287)	346,149,830

	Money Market Fund - 0.3%
1,136,186	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,136,186)	1,136,186

	Total Investments (Cost $300,172,473)(a)-100.0%	347,286,016
	Other assets less liabilities-0.0%	73,865
	Net Assets-100.0%	$347,359,881

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $302,160,703. The net unrealized appreciation was $45,125,313 which consisted of aggregate gross unrealized appreciation of $47,581,333 and aggregate gross unrealized depreciation of $2,456,020.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 2.5%
363,584	BHP Billiton Ltd. ADR(a)	$22,807,624

	Belgium - 3.4%
396,442	Companhia de Bebidas das Americas ADR(a)	14,866,575
251,272	Delhaize Group SA ADR(a)	16,581,439
		31,448,014
	Canada - 21.8%
470,963	Cameco Corp.	9,569,968
91,360	Canadian National Railway Co.	9,123,210
314,640	Canadian Natural Resources Ltd.	9,760,133
47,755	Canadian Pacific Railway Ltd.	5,868,134
357,778	Enbridge, Inc.	15,903,232
703,249	Ritchie Bros. Auctioneers, Inc.(a)	13,537,543
569,069	Rogers Communications, Inc., Class B	22,728,616
887,729	Shaw Communications, Inc., Class B(a)	22,051,188
462,305	Suncor Energy, Inc.	14,622,707
754,970	TELUS Corp.	23,109,632
649,722	Thomson Reuters Corp.	22,110,040
178,380	Tim Hortons, Inc.	10,315,715
497,565	TransCanada Corp.	22,748,672
		201,448,790
	China - 1.2%
208,262	China Mobile Ltd. ADR	11,021,225

	Denmark - 1.3%
68,476	Novo Nordisk A/S ADR	11,566,966

	France - 2.0%
358,176	Sanofi ADR	18,438,900

	India - 2.1%
298,916	Axis Bank Ltd. GDR	5,141,355
94,370	HDFC Bank Ltd. ADR	3,104,773
230,711	Infosys Ltd. ADR(a)	11,461,723
		19,707,851
	Ireland - 0.4%
30,471	Shire PLC ADR	3,332,004

	Israel - 1.7%
390,815	Teva Pharmaceutical Industries Ltd. ADR	15,515,356

	Italy - 1.0%
239,392	Empresa Nacional de Electricidad SA ADR	9,508,650

	Japan - 2.4%
380,289	Nippon Telegraph & Telephone Corp. ADR	9,575,677
796,907	NTT DOCOMO, Inc. ADR	12,168,770
		21,744,447
	Mexico - 1.3%
337,761	America Movil SAB de CV, Series L ADR	7,086,226
32,229	Coca-Cola Femsa SAB de CV ADR	4,550,735
		11,636,961
	Netherlands - 1.9%
440,156	Unilever NV	17,610,642

	Norway - 3.3%
1,418,091	Statoil ASA ADR	30,616,585

	Russia - 3.7%
585,735	LUKOIL OAO ADR	34,558,365

	South Africa - 2.4%
635,077	Textainer Group Holdings Ltd.(a)	22,475,375

	Switzerland - 3.5%
257,296	Novartis AG ADR	18,424,966
177,248	Syngenta AG ADR	14,009,682
		32,434,648
	United Kingdom - 25.8%
84,408	ARM Holdings PLC ADR	3,388,981
663,522	AstraZeneca PLC ADR	33,653,836
459,862	BHP Billiton PLC ADR(a)	26,276,515
212,204	British American Tobacco PLC ADR	22,599,726
113,466	Diageo PLC ADR	14,220,694
497,998	GlaxoSmithKline PLC ADR	25,377,978
1,169,882	Pearson PLC ADR	24,005,979
444,779	Prudential PLC ADR	15,825,237
219,917	Smith & Nephew PLC ADR(a)	13,074,066
415,696	Unilever PLC ADR	16,889,728
981,315	Vodafone Group PLC ADR	29,390,384
147,157	WPP PLC ADR	13,257,374
		237,960,498
	United States - 18.3%
165,864	Accenture PLC, Class A	12,242,422
129,785	ACE Ltd.	11,859,753
94,967	Allied World Assurance Co. Holdings AG	8,988,627
247,910	Axis Capital Holdings Ltd.	10,798,960
114,326	Bunge Ltd.	8,689,919
165,225	Imperial Oil Ltd.	7,094,762
435,990	Lazard Ltd., Class A	15,852,596
162,910	PartnerRe Ltd.	14,586,961
143,371	Pentair Ltd.	8,757,101
77,424	RenaissanceRe Holdings Ltd.	6,733,565
749,584	Teekay LNG Partners LP(a)	31,107,736
1,037,319	Teekay Offshore Partners LP(a)	32,488,831
		169,201,233
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $841,874,672)-100.0%	923,034,134

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 12.7%
117,217,990	Invesco Liquid Assets Portfolio - Institutional Class (Cost $117,217,990)(b)(c)	$117,217,990

	Total Investments (Cost $959,092,662)(d)-112.7%	1,040,252,124
	Liabilities in excess of other assets-(12.7)%	(117,446,488)
	Net Assets-100.0%	$922,805,636

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2013.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c)The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $965,122,088. The net unrealized appreciation was $75,130,036 which consisted of aggregate gross unrealized appreciation of $100,597,745 and aggregate gross unrealized depreciation of $25,467,709.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 62.2%
139,194	Acorda Therapeutics, Inc.(a)	$5,285,196
152,008	Alnylam Pharmaceuticals, Inc.(a)	7,018,209
84,910	Amgen, Inc.	9,194,904
960,005	Astex Pharmaceuticals(a)	5,020,826
35,943	Biogen Idec, Inc.(a)	7,840,247
84,732	Cubist Pharmaceuticals, Inc.(a)	5,281,346
327,889	Emergent Biosolutions, Inc.(a)	5,800,356
156,682	Gilead Sciences, Inc.(a)	9,628,109
210,014	Incyte Corp. Ltd.(a)	4,916,428
215,059	Isis Pharmaceuticals, Inc.(a)	6,204,452
145,048	Myriad Genetics, Inc.(a)	4,303,574
360,095	Neurocrine Biosciences, Inc.(a)	5,037,729
295,620	NPS Pharmaceuticals, Inc.(a)	5,324,116
48,780	Onyx Pharmaceuticals, Inc.(a)	6,404,814
564,366	PDL BioPharma, Inc.	4,582,652
50,808	Pharmacyclics, Inc.(a)	5,519,273
35,292	Regeneron Pharmaceuticals, Inc.(a)	9,530,958
135,665	Seattle Genetics, Inc.(a)	5,497,146
70,047	United Therapeutics Corp.(a)	5,242,317
		117,632,652
	Electronic Equipment & Instruments - 2.6%
64,658	FEI Co.	5,007,762

	Health Care Supplies - 2.6%
85,479	Neogen Corp.(a)	4,827,854

	Life Sciences Tools & Services - 22.3%
281,671	Bruker Corp.(a)	5,047,544
121,388	Illumina, Inc.(a)	9,689,190
115,196	Life Technologies Corp.(a)	8,593,622
241,620	Luminex Corp.(a)	4,810,654
70,005	Techne Corp.	5,162,169
88,264	Waters Corp.(a)	8,909,368
		42,212,547
	Pharmaceuticals - 5.8%
700,154	Cadence Pharmaceuticals, Inc.(a)	5,230,151
169,310	ViroPharma, Inc.(a)	5,810,719
		11,040,870
	Specialty Chemicals - 4.5%
102,033	Sigma-Aldrich Corp.	8,525,878

	Total Common Stocks (Cost $135,984,322)	189,247,563

	Money Market Fund - 0.1%
189,879	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $189,879)	189,879

	Total Investments (Cost $136,174,201)(b)-100.1%	189,437,442
	Liabilities in excess of other assets-(0.1)%	(216,520)
	Net Assets-100.0%	$189,220,922

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $136,682,974. The net unrealized appreciation was $52,754,468 which consisted of aggregate gross unrealized appreciation of $53,679,168 and aggregate gross unrealized depreciation of $924,700.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 15.7%
73,552	A.O. Smith Corp.	$3,039,169
177,645	Gibraltar Industries,Inc.(a)	2,735,733
45,057	Lennox International,Inc.	3,235,994
120,957	Owens Corning(a)	4,776,592
51,884	Trex Co.,Inc.(a)	2,456,188
		16,243,676
	Construction& Engineering - 26.5%
93,639	AECOM Technology Corp.(a)	3,174,362
208,623	Comfort Systems USA,Inc.	3,223,225
83,625	Fluor Corp.	5,231,580
92,718	Jacobs Engineering Group,Inc.(a)	5,488,906
79,865	KBR,Inc.	2,498,177
135,295	Primoris Services Corp.	2,814,136
186,319	Quanta Services,Inc.(a)	4,995,213
		27,425,599
	Construction& Farm Machinery& Heavy Trucks - 5.4%
72,404	Oshkosh Corp.(a)	3,245,147
80,377	Terex Corp.(a)	2,369,514
		5,614,661
	Construction Materials - 7.5%
271,742	Headwaters,Inc.(a)	2,562,527
26,443	Martin Marietta Materials,Inc.	2,633,723
40,373	Texas Industries,Inc.(a)	2,508,778
		7,705,028
	Distributors - 2.9%
56,037	Pool Corp.	2,957,633

	Forest Products - 7.7%
95,916	Boise Cascade Co.(a)	2,537,937
45,693	Deltic Timber Corp.	2,756,659
164,096	Louisiana-Pacific Corp.(a)	2,668,201
		7,962,797
	Heavy Electrical Equipment - 2.9%
97,143	Babcock& Wilcox Co. (The)	2,966,747

	Home Furnishings - 5.5%
47,547	Mohawk Industries,Inc.(a)	5,657,618

	Home Improvement Retail - 8.4%
67,198	Home Depot,Inc. (The)	5,310,658
35,115	Lumber Liquidators Holdings,Inc.(a)	3,399,834
		8,710,492
	Homebuilding - 6.6%
60,877	Meritage Homes Corp.(a)	2,755,293
244,826	PulteGroup,Inc.(a)	4,071,456
		6,826,749
	Industrial Machinery - 10.9%
46,655	Hyster-Yale Materials Handling,Inc.	3,033,042
91,880	Ingersoll-Rand PLC	5,609,274
18,928	Valmont Industries,Inc.	2,643,106
		11,285,422
	Total Common Stocks (Cost $97,314,964)	103,356,422

	Money Market Fund - 0.1%
95,324	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,324)	95,324

	Total Investments (Cost $97,410,288)(b)-100.1%	103,451,746
	Liabilities in excess of other assets-(0.1)%	(138,973)
	Net Assets-100.0%	$103,312,773

Notes to Schedule of Investments:

(a)Non-income producing security.

(b)At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $97,576,259. The net unrealized appreciation was $5,875,487 which consisted of aggregate gross unrealized appreciation of $9,078,821 and aggregate gross unrealized depreciation of $3,203,334.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard& Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Gas Utilities - 2.7%
125,487	Questar Corp.	$2,994,120

	Integrated Oil & Gas - 3.0%
48,177	Murphy Oil Corp.	3,262,547

	Oil & Gas Exploration & Production - 58.7%
63,938	Anadarko Petroleum Corp.	5,659,792
43,491	Cimarex Energy Co.	3,324,017
91,176	ConocoPhillips	5,913,675
166,244	Denbury Resources, Inc.(a)	2,909,270
100,183	EPL Oil & Gas, Inc.(a)	3,221,885
38,190	EQT Corp.	3,303,435
162,626	Marathon Oil Corp.	5,913,081
97,011	Noble Energy, Inc.	6,062,217
231,632	Northern Oil and Gas, Inc.(a)	3,059,859
82,093	Oasis Petroleum, Inc.(a)	3,451,190
65,100	Rosetta Resources, Inc.(a)	2,969,211
148,386	Southwestern Energy Co.(a)	5,755,893
135,519	Stone Energy Corp.(a)	3,301,243
224,969	Swift Energy Co.(a)	2,866,105
206,958	W&T Offshore, Inc.	3,371,346
66,214	Whiting Petroleum Corp.(a)	3,408,035
		64,490,254
	Oil & Gas Refining & Marketing - 35.6%
166,607	Alon USA Energy, Inc. (Israel)	2,275,852
48,568	CVR Energy, Inc.	2,291,924
100,480	CVR Refining LP	2,917,939
84,668	Delek US Holdings, Inc. (Israel)	2,561,207
61,628	HollyFrontier Corp.	2,807,155
67,792	Marathon Petroleum Corp.	4,971,187
128,447	Northern Tier Energy LP	3,230,442
104,580	PBF Energy, Inc.(a)	2,393,836
84,012	Phillips 66	5,166,738
49,482	Tesoro Corp.	2,813,052
137,648	Valero Energy Corp.	4,923,669
91,417	Western Refining, Inc.	2,754,394
		39,107,395
	Total Common Stocks and Other Equity Interests (Cost $104,114,267)	109,854,316

	Money Market Fund - 0.1%
89,340	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $89,340)	89,340

	Total Investments (Cost $104,203,607)(b)-100.1%	109,943,656
	Liabilities in excess of other assets-(0.1)%	(77,768)
	Net Assets-100.0%	$109,865,888

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $104,815,098. The net unrealized appreciation was $5,128,558 which consisted of aggregate gross unrealized appreciation of $8,509,851 and aggregate gross unrealized depreciation of $3,381,293.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Products - 7.8%
472,043	Archer-Daniels-Midland Co.	$17,215,408
121,820	Ingredion, Inc.	8,186,304
		25,401,712
	Fertilizers & Agricultural Chemicals - 4.6%
151,178	Monsanto Co.	14,933,363

	Food Distributors - 2.9%
162,907	Andersons, Inc. (The)	9,663,643

	Food Retail - 8.9%
246,473	Kroger Co. (The)	9,678,995
360,645	Safeway, Inc.	9,301,034
1,284,606	SUPERVALU, Inc.(a)	10,289,694
		29,269,723
	Packaged Foods & Meats - 57.9%
193,849	Campbell Soup Co.	9,072,133
246,322	ConAgra Foods, Inc.	8,919,320
791,097	Dean Foods Co.(a)	8,622,957
373,031	Flowers Foods, Inc.	8,564,792
323,157	General Mills, Inc.	16,804,164
113,476	Green Mountain Coffee Roasters, Inc.(a)	8,758,078
170,730	Hershey Co. (The)	16,197,155
109,340	J & J Snack Foods Corp.	8,712,211
82,196	J.M. Smucker Co. (The)	9,248,694
245,189	Kellogg Co.	16,241,319
275,972	Kraft Foods Group, Inc.	15,614,496
100,624	Lancaster Colony Corp.	8,354,811
516,426	Mondelez International, Inc., Class A	16,148,641
693,860	Pilgrim’s Pride Corp. (Brazil)(a)	11,531,953
120,414	Sanderson Farms, Inc.	8,506,045
264,123	Tootsie Roll Industries, Inc.	8,943,205
331,948	Tyson Foods, Inc., Class A	9,168,404
		189,408,378
	Restaurants - 7.9%
140,008	Domino’s Pizza, Inc.	8,761,701
233,298	Fiesta Restaurant Group, Inc.(a)	7,360,552
632,033	Sonic Corp.(a)	9,714,347
		25,836,600
	Soft Drinks - 9.9%
223,323	Coca-Cola Enterprises, Inc.	8,383,545
180,485	Dr. Pepper Snapple Group, Inc.	8,435,869
188,362	PepsiCo, Inc.	15,735,762
		32,555,176
	Total Common Stocks (Cost $292,911,992)	327,068,595

	Money Market Fund - 0.1%
225,208	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $225,208)	225,208

	Total Investments (Cost $293,137,200)(b)-100.0%	327,293,803
	Liabilities in excess of other assets-(0.0)%	(107,313)
	Net Assets-100.0%	$327,186,490

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $293,295,268. The net unrealized appreciation was $33,998,535 which consisted of aggregate gross unrealized appreciation of $34,273,814 and aggregate gross unrealized depreciation of $275,279.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Broadcasting - 10.3%
49,348	Liberty Media Corp., Class A(a)	$7,092,788
91,483	Scripps Networks Interactive, Inc., Class A	6,474,252
		13,567,040
	Cable & Satellite - 2.8%
52,502	AMC Networks, Inc., Class A(a)	3,583,787

	Casinos & Gaming - 18.5%
59,020	Bally Technologies, Inc.(a)	4,230,554
187,986	International Game Technology	3,472,101
106,425	Las Vegas Sands Corp.	5,914,037
131,347	Multimedia Games Holding Co., Inc.(a)	4,595,831
45,351	Wynn Resorts Ltd.	6,037,579
		24,250,102
	Hotels, Resorts & Cruise Lines - 9.9%
75,954	Marriott Vacations Worldwide Corp.(a)	3,341,976
96,009	Royal Caribbean Cruises Ltd.	3,656,983
90,219	Starwood Hotels & Resorts Worldwide, Inc.	5,967,987
		12,966,946
	Internet Retail - 3.1%
445,191	Orbitz Worldwide, Inc.(a)	4,100,209

	Leisure Facilities - 2.5%
90,149	Six Flags Entertainment Corp.(a)	3,316,582

	Movies & Entertainment - 15.4%
116,711	Lions Gate Entertainment Corp.(a)	3,796,609
189,900	Regal Entertainment Group, Class A	3,579,615
105,574	Time Warner, Inc.	6,573,037
97,689	Walt Disney Co. (The)	6,315,594
		20,264,855
	Restaurants - 35.1%
144,508	Bloomin’ Brands, Inc.(a)	3,410,389
84,202	Cheesecake Factory, Inc. (The)	3,573,533
37,573	Cracker Barrel Old Country Store, Inc.	3,678,397
557,413	Denny’s Corp.(a)	3,171,680
56,714	Domino’s Pizza, Inc.	3,549,162
94,501	Fiesta Restaurant Group, Inc.(a)	2,981,506
92,119	Jack in the Box, Inc.(a)	3,693,051
194,064	Krispy Kreme Doughnuts, Inc.(a)	4,079,225
64,017	Red Robin Gourmet Burgers, Inc.(a)	3,641,287
255,993	Sonic Corp.(a)	3,934,612
97,701	Starbucks Corp.	6,960,219
142,124	Texas Roadhouse, Inc.	3,473,511
		46,146,572
	Specialized REITs - 2.5%
87,846	Ryman Hospitality Properties, Inc. REIT	3,272,263

	Total Common Stocks and Other Equity Interests (Cost $114,480,749)	131,468,356

	Money Market Fund - 0.0%
45,235	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $45,235)	45,235

	Total Investments (Cost $114,525,984)(b)-100.1%	131,513,591
	Liabilities in excess of other assets-(0.1)%	(125,740)
	Net Assets-100.0%	$131,387,851

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $114,703,551. The net unrealized appreciation was $16,810,040 which consisted of aggregate gross unrealized appreciation of $17,471,831 and aggregate gross unrealized depreciation of $661,791.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 10.6%
376,166	Interpublic Group of Cos., Inc. (The)	$6,187,931
114,455	Lamar Advertising Co., Class A(a)	4,959,335
322,030	National CineMedia, Inc.	5,831,963
86,102	Omnicom Group, Inc.(b)	5,533,776
		22,513,005
	Broadcasting - 16.9%
476,738	Belo Corp., Class A	6,798,284
198,101	CBS Corp., Class B	10,467,657
42,829	Liberty Media Corp., Class A(a)	6,155,812
191,026	Nexstar Broadcasting Group, Inc., Class A	6,884,577
79,417	Scripps Networks Interactive, Inc., Class A	5,620,341
		35,926,671
	Cable & Satellite - 15.6%
83,541	AMC Networks, Inc., Class A(a)	5,702,509
47,784	Charter Communications, Inc., Class A(a)	6,008,360
160,422	DIRECTV(a)(b)	10,149,900
254,441	DISH Network Corp., Class A	11,360,791
		33,221,560
	Catalog Retail - 2.7%
94,013	HSN, Inc.	5,646,421

	Data Processing & Outsourced Services - 2.8%
30,200	Alliance Data Systems Corp.(a)(b)	5,972,956

	Diversified Support Services - 2.4%
216,927	Viad Corp.	5,217,094

	Internet Retail - 2.7%
23,649	Netflix, Inc.(a)(b)	5,775,559

	Internet Software & Services - 25.1%
624,160	Demand Media, Inc.(a)	4,082,006
11,266	Google, Inc., Class A(a)	9,999,702
58,524	LinkedIn Corp., Class A(a)	11,926,606
113,012	Shutterstock, Inc.(a)	6,006,588
203,065	ValueClick, Inc.(a)(b)	4,962,909
181,214	WebMD Health Corp.(a)	5,981,874
372,866	Yahoo!, Inc.(a)	10,473,806
		53,433,491
	Movies & Entertainment - 12.5%
185,719	Lions Gate Entertainment Corp.(a)	6,041,439
168,025	Time Warner, Inc.	10,461,237
155,462	Walt Disney Co. (The)	10,050,618
		26,553,294
	Publishing - 8.7%
248,808	Gannett Co., Inc.(b)	6,409,294
130,512	Meredith Corp.	6,201,930
205,830	Valassis Communications, Inc.	5,892,913
		18,504,137
	Total Common Stocks (Cost $190,440,953)	212,764,188

	Money Market Fund - 0.1%
154,788	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $154,788)	154,788

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $190,595,741)-100.1%	212,918,976

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.2%
23,707,689	Invesco Liquid Assets Portfolio - Institutional Class (Cost $23,707,689)(c)(d)	23,707,689

	Total Investments (Cost $214,303,430)(e)-111.3%	236,626,665
	Liabilities in excess of other assets-(11.3)%	(23,929,120)
	Net Assets-100.0%	$212,697,545

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $214,549,730. The net unrealized appreciation was $22,076,935 which consisted of aggregate gross unrealized appreciation of $23,810,024 and aggregate gross unrealized depreciation of $1,733,089.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 4.9%
34,118	NetScout Systems, Inc.(a)	$905,151
19,711	SolarWinds, Inc.(a)	699,543
		1,604,694
	Communications Equipment - 62.2%
35,934	ADTRAN, Inc.	949,736
54,909	ARRIS Group, Inc.(a)	825,831
55,608	Aruba Networks, Inc.(a)	988,710
152,998	Brocade Communications Systems, Inc.(a)	1,018,967
49,628	Ciena Corp.(a)	1,094,794
63,251	Cisco Systems, Inc.	1,616,063
133,351	Emulex Corp.(a)	1,068,142
63,418	Finisar Corp.(a)	1,225,870
136,193	Harmonic, Inc.(a)	1,043,238
78,897	Infinera Corp.(a)	860,766
85,905	Juniper Networks, Inc.(a)	1,861,561
26,279	Motorola Solutions, Inc.	1,440,878
24,963	NETGEAR, Inc.(a)	744,147
31,391	Palo Alto Networks, Inc.(a)	1,536,276
23,993	QUALCOMM, Inc.	1,548,748
66,356	Ruckus Wireless, Inc.(a)	883,198
258,810	Sonus Networks, Inc.(a)	885,130
401,343	Tellabs, Inc.	899,008
		20,491,063
	Computer Storage & Peripherals - 2.9%
85,295	QLogic Corp.(a)	939,098

	Electronic Components - 7.4%
19,551	Amphenol Corp., Class A	1,535,927
15,543	Belden, Inc.	910,975
		2,446,902
	Electronic Manufacturing Services - 4.7%
51,912	Molex, Inc.	1,548,535

	Internet Software & Services - 3.0%
32,644	LogMeIn, Inc.(a)	970,180

	Semiconductors - 2.8%
25,360	Cavium, Inc.(a)	927,161

	Systems Software - 12.1%
34,147	Infoblox, Inc.(a)	1,116,607
41,128	Proofpoint, Inc.(a)	1,106,754
21,416	VMware, Inc., Class A(a)	1,760,181
		3,983,542
	Total Common Stocks (Cost $28,906,509)	32,911,175

	Money Market Fund - 0.3%
101,116	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $101,116)	101,116

	Total Investments (Cost $29,007,625)(b)-100.3%	33,012,291
	Liabilities in excess of other assets-(0.3)%	(93,422)
	Net Assets-100.0%	$32,918,869

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,198,699. The net unrealized appreciation was $3,813,592 which consisted of aggregate gross unrealized appreciation of $5,323,754 and aggregate gross unrealized depreciation of $1,510,162.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 35.8%
56,557	Atwood Oceanics, Inc.(a)	$3,186,421
79,123	Diamond Offshore Drilling, Inc.	5,336,055
88,186	Helmerich & Payne, Inc.	5,573,355
429,773	Hercules Offshore, Inc.(a)	2,965,434
185,492	Nabors Industries Ltd.	2,854,722
140,505	Noble Corp.	5,367,291
665,863	Parker Drilling Co.(a)	4,041,788
141,349	Patterson-UTI Energy, Inc.	2,794,470
89,344	Rowan Cos. PLC, Class A(a)	3,068,966
108,392	Transocean Ltd.	5,111,767
		40,300,269
	Oil & Gas Equipment & Services - 64.2%
119,712	Baker Hughes, Inc.	5,677,940
222,454	Basic Energy Services, Inc.(a)	2,544,874
47,252	Bristow Group, Inc.	3,213,608
159,664	C&J Energy Services, Inc.(a)	3,089,498
39,522	Core Laboratories NV	5,912,491
32,832	Dril-Quip, Inc.(a)	2,984,757
115,286	Era Group, Inc.(a)	2,811,826
102,689	Exterran Holdings, Inc.(a)	3,260,376
130,098	Halliburton Co.	5,879,129
124,465	Helix Energy Solutions Group, Inc.(a)	3,157,677
57,089	Hornbeck Offshore Services, Inc.(a)	3,022,863
458,293	Key Energy Services, Inc.(a)	2,905,578
266,347	Newpark Resources, Inc.(a)	3,047,010
75,117	Oceaneering International, Inc.	6,091,237
30,150	Oil States International, Inc.(a)	2,931,484
235,878	RPC, Inc.	3,377,773
111,310	Superior Energy Services, Inc.(a)	2,851,762
232,736	Tesco Corp.(a)	3,081,425
53,908	Tidewater, Inc.	3,180,033
133,832	USA Compression Partners LP	3,396,656
		72,417,997
	Total Common Stocks and Other Equity Interests (Cost $108,842,688)	112,718,266

	Money Market Fund - 0.1%
99,732	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $99,732)	99,732

	Total Investments (Cost $108,942,420)(b)-100.1%	112,817,998
	Liabilities in excess of other assets-(0.1)%	(111,753)
	Net Assets-100.0%	$112,706,245

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $110,150,969. The net unrealized appreciation was $2,667,029 which consisted of aggregate gross unrealized appreciation of $5,393,169 and aggregate gross unrealized depreciation of $2,726,140.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Biotechnology - 21.7%
296,871	Amgen, Inc.	$32,148,161
68,541	Biogen Idec, Inc.(a)	14,950,848
131,646	Celgene Corp.(a)	19,333,532
547,815	Gilead Sciences, Inc.(a)	33,663,232
544,284	Ligand Pharmaceuticals, Inc., Class B(a)	25,788,176
1,982,855	Spectrum Pharmaceuticals, Inc.	16,735,296
		142,619,245
	Health Care Equipment - 7.1%
813,874	Abbott Laboratories	29,812,204
231,467	Baxter International, Inc.	16,906,350
		46,718,554
	Personal Products - 2.8%
553,914	Prestige Brands Holdings, Inc.(a)	18,783,224

	Pharmaceuticals - 68.3%
132,051	Actavis, Inc.(a)	17,730,488
1,120,393	Akorn, Inc.(a)	15,898,377
163,618	Allergan, Inc.	14,908,872
1,091,093	Auxilium Pharmaceuticals, Inc.(a)	20,032,467
648,678	Bristol-Myers Squibb Co.	28,048,837
561,417	Eli Lilly & Co.	29,816,857
448,463	Endo Health Solutions, Inc.(a)	17,247,887
409,528	Forest Laboratories, Inc.(a)	17,839,040
469,410	Hospira, Inc.(a)	19,104,987
859,058	Impax Laboratories, Inc.(a)	17,816,863
354,539	Johnson & Johnson	33,149,396
505,401	Medicines Co. (The)(a)	15,616,891
639,093	Merck & Co., Inc.	30,785,110
534,105	Mylan, Inc.(a)	17,924,564
137,460	Perrigo Co.	17,098,649
1,096,050	Pfizer, Inc.	32,037,541
476,424	Questcor Pharmaceuticals, Inc.	31,834,652
268,315	Salix Pharmaceuticals Ltd.(a)	19,828,478
730,984	Santarus, Inc.(a)	17,777,531
1,107,432	VIVUS, Inc.(a)	16,401,068
847,886	Warner Chilcott PLC, Class A	18,068,451
		448,967,006
	Total Common Stocks (Cost $506,841,291)	657,088,029

	Money Market Fund - 0.0%
245,485	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $245,485)	245,485

	Total Investments (Cost $507,086,776)(b)-99.9%	657,333,514
	Other assets less liabilities-0.1%	432,026
	Net Assets-100.0%	$657,765,540

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $510,827,844. The net unrealized appreciation was $146,505,670 which consisted of aggregate gross unrealized appreciation of $153,499,347 and aggregate gross unrealized depreciation of $6,993,677.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 7.9%
44,898	Gap, Inc. (The)	$2,060,818
76,799	Stein Mart, Inc.	1,072,882
		3,133,700
	Automotive Retail - 6.1%
24,100	Asbury Automotive Group, Inc.(a)	1,177,044
19,061	Lithia Motors, Inc., Class A	1,243,540
		2,420,584
	Computer & Electronics Retail - 3.7%
29,948	GameStop Corp., Class A	1,469,249

	Department Stores - 6.9%
10,759	Dillard’s, Inc., Class A	908,382
37,659	Macy’s, Inc.	1,820,436
		2,728,818
	Drug Retail - 7.4%
337,770	Rite Aid Corp.(a)	1,013,310
38,116	Walgreen Co.	1,915,329
		2,928,639
	Food Retail - 22.0%
21,126	Harris Teeter Supermarkets, Inc.	1,038,977
54,070	Kroger Co. (The)	2,123,329
43,155	Safeway, Inc.	1,112,967
153,725	SUPERVALU, Inc.(a)	1,231,337
24,272	Weis Markets, Inc.	1,218,940
35,107	Whole Foods Market, Inc.	1,951,247
		8,676,797
	Forest Products - 2.2%
33,038	Boise Cascade Co.(a)	874,186

	Home Improvement Retail - 9.6%
23,142	Home Depot, Inc. (The)	1,828,912
12,094	Lumber Liquidators Holdings, Inc.(a)	1,170,941
17,854	Sears Hometown and Outlet Stores, Inc.(a)	777,899
		3,777,752
	Homefurnishing Retail - 5.7%
40,337	Haverty Furniture Cos., Inc.	1,048,762
17,777	Restoration Hardware Holdings, Inc.(a)	1,187,859
		2,236,621
	Hypermarkets & Super Centers - 12.4%
16,602	Costco Wholesale Corp.	1,947,249
11,761	PriceSmart, Inc.	1,070,604
24,329	Wal-Mart Stores, Inc.	1,896,202
		4,914,055
	Internet Retail - 3.3%
38,311	Overstock.com, Inc.(a)	1,302,957

	Internet Software & Services - 3.0%
145,820	United Online, Inc.	1,184,058

	Specialty Stores - 2.6%
14,808	Cabela’s, Inc.(a)	1,016,421

	Trading Companies & Distributors - 2.4%
38,639	Rush Enterprises, Inc., Class A(a)	962,884

	Trucking - 4.8%
5,760	AMERCO	958,003
29,948	Avis Budget Group, Inc.(a)	947,555
		1,905,558
	Total Common Stocks (Cost $35,385,214)	39,532,279

	Money Market Fund - 0.2%
87,521	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $87,521)	87,521

	Total Investments (Cost $35,472,735)(b)-100.2%	39,619,800
	Liabilities in excess of other assets-(0.2)%	(93,261)
	Net Assets-100.0%	$39,526,539

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $35,522,402. The net unrealized appreciation was $4,097,398 which consisted of aggregate gross unrealized appreciation of $4,361,078 and aggregate gross unrealized depreciation of $263,680.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 2.2%
9,472	InterDigital, Inc.	$376,322

	Semiconductor Equipment - 20.1%
23,675	Advanced Energy Industries, Inc.(a)	512,800
95,953	Amkor Technology, Inc.(a)	404,922
52,543	Applied Materials, Inc.	856,976
41,807	Entegris, Inc.(a)	398,421
14,188	KLA-Tencor Corp.	831,842
35,131	Kulicke & Soffa Industries, Inc.(a)	409,979
		3,414,940
	Semiconductors - 77.7%
17,388	Analog Devices, Inc.	858,272
56,502	Applied Micro Circuits Corp.(a)	670,679
6,987	Cree, Inc.(a)	488,391
18,459	Diodes, Inc.(a)	505,961
27,364	Freescale Semiconductor Ltd.(a)	429,615
19,819	International Rectifier Corp.(a)	477,836
84,588	Lattice Semiconductor Corp.(a)	436,474
21,297	Linear Technology Corp.	863,806
58,869	LSI Corp. (a)	458,001
23,547	Magnachip Semiconductor Corp. (South Korea)(a)	484,126
40,187	Marvell Technology Group Ltd.	521,225
27,082	Maxim Integrated Products, Inc.	774,545
11,942	Microchip Technology, Inc.	474,575
68,378	Micron Technology, Inc.(a)	906,009
19,864	Microsemi Corp.(a)	489,846
17,730	Monolithic Power Systems, Inc.	464,171
30,064	NVIDIA Corp.	433,824
23,586	OmniVision Technologies, Inc.(a)	383,508
50,891	ON Semiconductor Corp.(a)	419,342
55,283	Rambus, Inc.(a)	539,009
11,922	Semtech Corp.(a)	360,641
22,253	Texas Instruments, Inc.	872,318
19,647	Xilinx, Inc.	917,319
		13,229,493
	Total Common Stocks (Cost $14,900,951)	17,020,755

	Money Market Fund - 0.4%
69,416	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $69,416)	69,416

	Total Investments (Cost $14,970,367)(b)-100.4%	17,090,171
	Liabilities in excess of other assets-(0.4)%	(74,603)
	Net Assets-100.0%	$17,015,568

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $15,009,493. The net unrealized appreciation was $2,080,678 which consisted of aggregate gross unrealized appreciation of $2,328,812 and aggregate gross unrealized depreciation of $248,134.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 2.3%
111,466	Premiere Global Services, Inc.(a)	$1,226,126

	Application Software - 40.1%
57,387	Adobe Systems, Inc.(a)	2,713,257
43,865	Aspen Technology, Inc.(a)	1,427,367
48,612	Bottomline Technologies, Inc.(a)	1,413,151
88,775	Cadence Design Systems, Inc.(a)	1,294,340
26,756	Interactive Intelligence Group, Inc.(a)	1,519,741
17,901	Manhattan Associates, Inc.(a)	1,581,374
70,729	Mentor Graphics Corp.	1,452,066
59,014	Monotype Imaging Holdings, Inc.	1,447,614
41,545	Pegasystems, Inc.	1,491,466
24,523	Solera Holdings, Inc.	1,395,604
36,850	Synopsys, Inc.(a)	1,364,924
19,464	Tyler Technologies, Inc.(a)	1,452,404
38,338	Workday, Inc., Class A(a)	2,618,102
		21,171,410
	Data Processing & Outsourced Services - 5.2%
19,700	DST Systems, Inc.	1,379,591
28,620	Jack Henry & Associates, Inc.	1,382,346
		2,761,937
	Diversified Support Services - 3.0%
100,386	EnerNOC, Inc.(a)	1,568,029

	Education Services - 2.7%
45,193	K12, Inc.(a)	1,405,502

	Health Care Technology - 11.1%
50,110	Cerner Corp.(a)	2,455,390
50,156	HealthStream, Inc.(a)	1,579,914
19,461	Medidata Solutions, Inc.(a)	1,800,726
		5,836,030
	Home Entertainment Software - 5.3%
107,110	Electronic Arts, Inc.(a)	2,797,713

	Internet Software & Services - 2.4%
20,137	OpenTable, Inc.(a)	1,282,324

	IT Consulting & Other Services - 2.7%
37,623	Amdocs Ltd.	1,447,357

	Systems Software - 25.2%
54,365	BMC Software, Inc.(a)	2,499,159
90,167	CA, Inc.	2,681,567
19,188	CommVault Systems, Inc.(a)	1,620,043
72,940	Oracle Corp.	2,359,609
52,060	Rovi Corp.(a)	1,172,912
109,980	Symantec Corp.	2,934,266
		13,267,556
	Total Common Stocks (Cost $44,055,428)	52,763,984

	Money Market Fund - 0.2%
91,343	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $91,343)	91,343

	Total Investments (Cost $44,146,771)(b)-100.2%	52,855,327
	Liabilities in excess of other assets-(0.2)%	(102,303)
	Net Assets-100.0%	$52,753,024

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $44,166,176. The net unrealized appreciation was $8,689,151 which consisted of aggregate gross unrealized appreciation of $8,943,489 and aggregate gross unrealized depreciation of $254,338.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 1.4%
16,067	Kaiser Aluminum Corp.	$1,048,372

	Commodity Chemicals - 4.1%
23,622	Axiall Corp.	1,041,258
24,758	Koppers Holdings, Inc.	956,897
10,913	Westlake Chemical Corp.	1,135,170
		3,133,325
	Construction Materials - 1.2%
13,821	Eagle Materials, Inc.	932,641

	Diversified Chemicals - 15.5%
54,268	Dow Chemical Co. (The)	1,901,551
33,520	E.I. du Pont de Nemours & Co.	1,933,769
26,075	Eastman Chemical Co.	2,097,212
29,821	FMC Corp.	1,972,957
52,404	Huntsman Corp.	944,320
40,886	Olin Corp.	997,618
12,174	PPG Industries, Inc.	1,953,197
		11,800,624
	Diversified Metals & Mining - 8.5%
62,283	Freeport-McMoRan Copper & Gold, Inc.	1,761,363
45,301	Hi-Crush Partners LP	1,012,024
34,203	Materion Corp.	1,030,879
60,035	Southern Copper Corp.	1,565,113
46,142	US Silica Holdings, Inc.	1,116,636
		6,486,015
	Fertilizers & Agricultural Chemicals - 10.4%
33,463	American Vanguard Corp.	826,201
9,793	CF Industries Holdings, Inc.	1,919,526
18,582	Monsanto Co.	1,835,530
30,748	Mosaic Co. (The)	1,263,435
31,557	Rentech Nitrogen Partners LP	1,008,562
4,814	Terra Nitrogen Co. LP	1,048,489
		7,901,743
	Forest Products - 2.4%
33,908	Boise Cascade Co.(a)	897,206
58,013	Louisiana-Pacific Corp.(a)	943,291
		1,840,497
	Metal & Glass Containers - 4.3%
48,514	Berry Plastics Group, Inc.(a)	1,118,733
24,068	Crown Holdings, Inc.(a)	1,054,900
37,133	Owens-Illinois, Inc.(a)	1,104,707
		3,278,340
	Paper Packaging - 8.7%
26,035	Bemis Co., Inc.	1,072,382
126,461	Boise, Inc.	1,150,795
132,545	Graphic Packaging Holding Co.(a)	1,139,887
20,801	Packaging Corp. of America	1,118,886
18,932	Rock-Tenn Co., Class A	2,164,874
		6,646,824
	Paper Products - 10.1%
14,065	Domtar Corp.	977,658
40,522	International Paper Co.	1,957,618
35,162	KapStone Paper and Packaging Corp.	1,548,886
41,216	P.H. Glatfelter Co.	1,090,988
66,970	Resolute Forest Products(a)	1,021,962
21,208	Schweitzer-Mauduit International, Inc.	1,148,201
		7,745,313
	Precious Metals & Minerals - 1.3%
71,830	Coeur d’Alene Mines Corp.(a)	963,240

	Specialty Chemicals - 24.9%
21,031	Ashland, Inc.	1,826,332
37,894	Celanese Corp., Series A	1,821,186
22,139	Ecolab, Inc.	2,039,887
72,910	FutureFuel Corp.	1,151,249
24,842	Innospec, Inc.	1,066,219
12,696	International Flavors & Fragrances, Inc.	1,024,313
23,927	Minerals Technologies, Inc.	1,100,642
3,720	NewMarket Corp.	1,013,923
34,739	OM Group, Inc.(a)	1,072,393
39,677	PolyOne Corp.	1,147,062
15,732	Quaker Chemical Corp.	1,037,840
24,698	Sensient Technologies Corp.	1,086,959
9,919	Sherwin-Williams Co. (The)	1,727,592
14,223	Valspar Corp. (The)	968,871
12,062	W.R. Grace & Co.(a)	926,603
		19,011,071
	Steel - 7.2%
56,501	Cliffs Natural Resources, Inc.	1,102,335
15,497	Reliance Steel & Aluminum Co.	1,087,889
66,446	Steel Dynamics, Inc.	1,033,900
47,853	Suncoke Energy Partners LP	1,186,754
29,647	Worthington Industries, Inc.	1,060,473
		5,471,351
	Total Common Stocks and Other Equity Interests (Cost $67,445,872)	76,259,356

	Money Market Fund - 0.2%
150,473	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $150,473)	150,473

	Total Investments (Cost $67,596,345)(b)-100.2%	76,409,829
	Liabilities in excess of other assets-(0.2)%	(118,823)
	Net Assets-100.0%	$76,291,006

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $68,153,265. The net unrealized appreciation was $8,256,564 which consisted of aggregate gross unrealized appreciation of $11,242,101 and aggregate gross unrealized depreciation of $2,985,537.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 4.1%
13,444	Gap, Inc. (The)	$617,080
22,997	Stein Mart, Inc.	321,268
		938,348
	Apparel, Accessories & Luxury Goods - 3.0%
5,964	Hanesbrands, Inc.	378,475
9,882	Iconix Brand Group, Inc.(a)	324,525
		703,000
	Auto Parts & Equipment - 8.1%
11,169	Delphi Automotive PLC (United Kingdom)	599,999
4,958	Lear Corp.	343,440
8,797	Standard Motor Products, Inc.	302,529
6,703	Tenneco, Inc.(a)	323,956
4,685	Visteon Corp.(a)	308,601
		1,878,525
	Automotive Retail - 1.6%
5,708	Lithia Motors, Inc., Class A	372,390

	Broadcasting - 6.6%
26,502	Belo Corp., Class A	377,918
11,013	CBS Corp., Class B	581,927
8,093	Scripps Networks Interactive, Inc., Class A	572,742
		1,532,587
	Cable & Satellite - 7.8%
13,578	Comcast Corp., Class A	612,096
8,918	DIRECTV(a)	564,242
14,145	DISH Network Corp., Class A	631,574
		1,807,912
	Casinos & Gaming - 7.0%
5,221	Bally Technologies, Inc.(a)	374,241
16,631	International Game Technology	307,175
11,620	Multimedia Games Holding Co., Inc.(a)	406,584
4,012	Wynn Resorts Ltd.	534,117
		1,622,117
	Computer & Electronics Retail - 1.9%
8,967	GameStop Corp., Class A	439,921

	Department Stores - 3.5%
3,223	Dillard’s, Inc., Class A	272,118
11,277	Macy’s, Inc.	545,130
		817,248
	Education Services - 2.6%
14,875	Apollo Group, Inc., Class A(a)	271,023
6,826	Capella Education Co.(a)	334,542
		605,565
	Home Furnishings - 1.4%
2,675	Mohawk Industries, Inc.(a)	318,298

	Home Improvement Retail - 3.9%
6,930	Home Depot, Inc. (The)	547,678
3,621	Lumber Liquidators Holdings, Inc.(a)	350,585
		898,263
	Homebuilding - 1.0%
13,773	PulteGroup, Inc.(a)	229,045

	Homefurnishing Retail - 1.4%
12,078	Haverty Furniture Cos., Inc.	314,028

	Hotels, Resorts & Cruise Lines - 3.7%
8,493	Royal Caribbean Cruises Ltd.	323,499
7,982	Starwood Hotels & Resorts Worldwide, Inc.	528,009
		851,508
	Household Appliances - 2.5%
4,267	Whirlpool Corp.	571,522

	Housewares & Specialties - 2.5%
6,384	Jarden Corp.(a)	290,280
10,997	Newell Rubbermaid, Inc.	297,139
		587,419
	Internet Retail - 3.3%
39,385	Orbitz Worldwide, Inc.(a)	362,736
11,472	Overstock.com, Inc.(a)	390,163
		752,899
	Internet Software & Services - 1.4%
6,281	Shutterstock, Inc.(a)	333,835

	Leisure Facilities - 1.3%
7,976	Six Flags Entertainment Corp.	293,437

	Leisure Products - 2.8%
8,858	Brunswick Corp.	334,390
6,685	Hasbro, Inc.	307,510
		641,900
	Movies & Entertainment - 10.4%
10,325	Lions Gate Entertainment Corp.(a)	335,872
16,800	Regal Entertainment Group, Class A	316,680
9,340	Time Warner, Inc.	581,509
8,274	Viacom, Inc., Class B	602,099
8,642	Walt Disney Co. (The)	558,705
		2,394,865
	Restaurants - 13.7%
12,784	Bloomin’ Brands, Inc.(a)	301,702
3,324	Cracker Barrel Old Country Store, Inc.	325,420
49,312	Denny’s Corp.(a)	280,585
5,017	Domino’s Pizza, Inc.	313,964
8,360	Fiesta Restaurant Group, Inc.(a)	263,758
8,149	Jack in the Box, Inc.(a)	326,694
17,168	Krispy Kreme Doughnuts, Inc.(a)	360,871
5,663	Red Robin Gourmet Burgers, Inc.(a)	322,112
22,647	Sonic Corp.(a)	348,084
12,573	Texas Roadhouse, Inc.	307,284
		3,150,474
	Specialized Consumer Services - 2.8%
28,813	LifeLock, Inc.(a)	327,604
16,538	Service Corp. International	313,726
		641,330
	Tires & Rubber - 1.7%
11,508	Cooper Tire & Rubber Co.	385,978

	Total Common Stocks (Cost $20,355,275)	23,082,414

	Money Market Fund - 0.4%
84,104	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $84,104)	84,104

	Total Investments (Cost $20,439,379)(b)-100.4%	23,166,518
	Liabilities in excess of other assets-(0.4)%	(89,748)
	Net Assets-100.0%	$23,076,770

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,460,993. The net unrealized appreciation was $2,705,525 which consisted of aggregate gross unrealized appreciation of $2,833,348 and aggregate gross unrealized depreciation of $127,823.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 5.6%
15,459	Archer-Daniels-Midland Co.	$563,790
7,159	Bunge Ltd.	544,155
18,612	Fresh Del Monte Produce, Inc.	522,811
7,314	Ingredion, Inc.	491,501
		2,122,257
	Brewers - 1.3%
10,084	Molson Coors Brewing Co., Class B	504,805

	Distillers & Vintners - 1.3%
7,684	Beam, Inc.	499,383

	Drug Retail - 6.5%
15,905	CVS Caremark Corp.	977,998
169,475	Rite Aid Corp.(a)	508,425
19,176	Walgreen Co.	963,594
		2,450,017
	Food Distributors - 2.9%
9,781	Andersons, Inc. (The)	580,209
14,741	Sysco Corp.	508,712
		1,088,921
	Food Retail - 7.7%
10,601	Harris Teeter Supermarkets, Inc.	521,357
14,798	Kroger Co. (The)	581,118
21,654	Safeway, Inc.	558,457
77,129	SUPERVALU, Inc.(a)	617,803
12,179	Weis Markets, Inc.	611,629
		2,890,364
	Household Products - 12.9%
5,997	Clorox Co. (The)	515,382
15,836	Colgate-Palmolive Co.	948,102
5,206	Energizer Holdings, Inc.	529,971
9,459	Kimberly-Clark Corp.	934,549
11,931	Procter & Gamble Co. (The)	958,059
8,264	Spectrum Brands Holdings, Inc.	466,255
9,186	WD-40 Co.	528,287
		4,880,605
	Hypermarkets & Super Centers - 5.1%
8,346	Costco Wholesale Corp.	978,902
12,238	Wal-Mart Stores, Inc.	953,830
		1,932,732
	Packaged Foods & Meats - 38.7%
11,137	Cal-Maine Foods, Inc.	564,423
11,639	Campbell Soup Co.	544,705
14,789	ConAgra Foods, Inc.	535,510
47,498	Dean Foods Co.(a)	517,728
22,397	Flowers Foods, Inc.	514,235
19,452	General Mills, Inc.	1,011,504
6,813	Green Mountain Coffee Roasters, Inc.(a)	525,827
5,591	Hershey Co. (The)	530,418
6,565	J & J Snack Foods Corp.	523,099
4,935	J.M. Smucker Co. (The)	555,286
14,759	Kellogg Co.	977,636
16,613	Kraft Foods Group, Inc.	939,964
6,042	Lancaster Colony Corp.	501,667
6,146	Mead Johnson Nutrition Co.	447,675
31,089	Mondelez International, Inc., Class A	972,153
41,660	Pilgrim’s Pride Corp. (Brazil)(a)	692,389
20,287	Pinnacle Foods, Inc.	516,710
7,229	Sanderson Farms, Inc.	510,657
181	Seaboard Corp.	510,420
15,126	Smithfield Foods, Inc.(a)	502,183
19,223	Snyders-Lance, Inc.	608,408
15,858	Tootsie Roll Industries, Inc.	536,952
7,609	TreeHouse Foods, Inc.(a)	540,163
19,930	Tyson Foods, Inc., Class A	550,467
		14,630,179
	Personal Products - 6.6%
21,139	Avon Products, Inc.	483,237
13,514	Estee Lauder Cos., Inc. (The), Class A	887,194
16,620	Inter Parfums, Inc.	548,128
7,109	USANA Health Sciences, Inc.(a)	587,346
		2,505,905
	Soft Drinks - 5.2%
13,408	Coca-Cola Enterprises, Inc.	503,336
10,836	Dr Pepper Snapple Group, Inc.	506,475
11,338	PepsiCo, Inc.	947,176
		1,956,987
	Tobacco - 6.2%
25,371	Altria Group, Inc.	889,507
19,035	Reynolds American, Inc.	940,900
8,498	Universal Corp.	520,928
		2,351,335
	Total Common Stocks (Cost $29,667,591)	37,813,490

	Money Market Fund - 0.2%
73,885	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $73,885)	73,885

	Total Investments (Cost $29,741,476)(b)-100.2%	37,887,375
	Liabilities in excess of other assets-(0.2)%	(69,418)
	Net Assets-100.0%	$37,817,957

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,760,889. The net unrealized appreciation was $8,126,486 which consisted of aggregate gross unrealized appreciation of $8,210,702 and aggregate gross unrealized depreciation of $84,216.
*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Energy Sector Portfolio (PXI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Coal & Consumable Fuels - 2.8%
29,406	Alliance Holdings GP LP	$1,868,751
25,927	Alliance Resource Partners LP	1,983,934
		3,852,685
	Integrated Oil & Gas - 10.5%
27,989	Chevron Corp.	3,523,535
37,976	Exxon Mobil Corp.	3,560,250
50,967	Hess Corp.	3,795,003
54,259	Murphy Oil Corp.	3,674,420
		14,553,208
	Oil & Gas Drilling - 9.9%
35,689	Atwood Oceanics, Inc.(a)	2,010,718
30,353	Helmerich & Payne, Inc.	1,918,309
271,202	Hercules Offshore, Inc.(a)	1,871,294
117,053	Nabors Industries Ltd.	1,801,446
420,181	Parker Drilling Co.(a)	2,550,499
89,195	Patterson-UTI Energy, Inc.	1,763,385
41,488	Unit Corp.(a)	1,870,279
		13,785,930
	Oil & Gas Equipment & Services - 24.5%
75,543	Baker Hughes, Inc.	3,583,004
140,375	Basic Energy Services, Inc.(a)	1,605,890
29,817	Bristow Group, Inc.	2,027,854
100,752	C&J Energy Services, Inc.(a)	1,949,551
13,603	Core Laboratories NV	2,035,009
20,719	Dril-Quip, Inc.(a)	1,883,564
72,749	Era Group, Inc.(a)	1,774,348
64,800	Exterran Holdings, Inc.(a)	2,057,400
82,094	Halliburton Co.	3,709,828
78,542	Helix Energy Solutions Group, Inc.(a)	1,992,611
36,025	Hornbeck Offshore Services, Inc.(a)	1,907,524
289,198	Key Energy Services, Inc.(a)	1,833,515
168,071	Newpark Resources, Inc.(a)	1,922,732
25,856	Oceaneering International, Inc.	2,096,663
53,513	PHI, Inc. - Non-Voting(a)	1,883,658
70,240	Superior Energy Services, Inc.(a)	1,799,549
		34,062,700
	Oil & Gas Exploration & Production - 25.5%
39,278	Anadarko Petroleum Corp.	3,476,889
26,718	Cimarex Energy Co.	2,042,057
56,011	ConocoPhillips	3,632,874
102,126	Denbury Resources, Inc.(a)	1,787,205
26,613	EOG Resources, Inc.	3,871,925
61,544	EPL Oil & Gas, Inc.(a)	1,979,255
99,904	Marathon Oil Corp.	3,632,509
59,596	Noble Energy, Inc.	3,724,154
50,431	Oasis Petroleum, Inc.(a)	2,120,119
39,992	Rosetta Resources, Inc.(a)	1,824,035
91,156	Southwestern Energy Co.(a)	3,535,941
83,252	Stone Energy Corp.(a)	2,028,019
138,201	Swift Energy Co.(a)	1,760,681
		35,415,663
	Oil & Gas Refining & Marketing - 17.3%
102,349	Alon USA Energy, Inc. (Israel)	1,398,087
29,836	CVR Energy, Inc.	1,407,961
61,726	CVR Refining LP	1,792,523
52,012	Delek US Holdings, Inc. (Israel)	1,573,363
37,859	HollyFrontier Corp.	1,724,477
41,645	Marathon Petroleum Corp.	3,053,828
78,906	Northern Tier Energy LP	1,984,486
64,245	PBF Energy, Inc., Class A	1,470,568
51,610	Phillips 66	3,174,015
30,398	Tesoro Corp.	1,728,126
84,560	Valero Energy Corp.	3,024,711
56,158	Western Refining, Inc.	1,692,041
		24,024,186
	Oil & Gas Storage & Transportation - 9.4%
54,620	Delek Logistics Partners LP (Israel)	1,731,454
45,607	El Paso Pipeline Partners LP	1,895,427
56,944	Global Partners LP	2,179,247
92,911	Paa Natural Gas Storage LP	1,955,777
61,155	Plains All American Pipeline LP	3,255,892
29,091	Targa Resources Corp.	1,983,133
		13,000,930
	Total Common Stocks and Other Equity Interests (Cost $124,946,123)	138,695,302

	Money Market Fund - 0.1%
122,406	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $122,406)	122,406

	Total Investments (Cost $125,068,529)(b)-100.0%	138,817,708
	Liabilities in excess of other assets-(0.0)%	(52,939)
	Net Assets-100.0%	$138,764,769

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $125,722,536. The net unrealized appreciation was $13,095,172 which consisted of aggregate gross unrealized appreciation of $16,863,692 and aggregate gross unrealized depreciation of $3,768,520.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Financial Sector Portfolio (PFI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 15.1%
6,749	Ameriprise Financial, Inc.	$600,661
12,479	Apollo Global Management LLC, Class A	333,439
12,853	Ellington Financial LLC	292,020
44,462	Fortress Investment Group LLC, Class A	349,027
10,661	Franklin Resources, Inc.	521,110
15,407	KKR & Co. LP	315,073
26,821	Och-Ziff Capital Management Group LLC, Class A	303,077
8,314	State Street Corp.	579,236
1,294	Virtus Investment Partners, Inc.(a)	241,331
		3,534,974
	Consumer Finance - 1.3%
7,683	Nelnet, Inc., Class A	298,715

	Life & Health Insurance - 19.3%
9,881	Aflac, Inc.	609,460
18,526	American Equity Investment Life Holding Co.	337,173
7,304	FBL Financial Group, Inc., Class A	323,056
12,445	MetLife, Inc.	602,587
14,537	Principal Financial Group, Inc.	630,324
7,760	Protective Life Corp.	336,241
7,978	Prudential Financial, Inc.	630,023
6,606	StanCorp Financial Group, Inc.	350,713
21,499	Symetra Financial Corp.	386,552
10,538	Unum Group	333,422
		4,539,551
	Multi-line Insurance - 9.6%
6,181	American Financial Group, Inc.	319,496
12,375	American International Group, Inc.(a)	563,186
3,005	American National Insurance Co.	338,063
27,763	Genworth Financial, Inc., Class A(a)	360,642
7,004	HCC Insurance Holdings, Inc.	311,888
12,351	Horace Mann Educators Corp.	350,027
		2,243,302
	Multi-Sector Holdings - 1.3%
17,399	Compass Diversified Holdings	306,745

	Other Diversified Financial Services - 4.7%
10,584	Citigroup, Inc.	551,850
10,080	JPMorgan Chase & Co.	561,758
		1,113,608
	Property & Casualty Insurance - 29.4%
6,135	ACE Ltd.	560,616
8,845	AMERISAFE, Inc.	316,032
9,086	AmTrust Financial Services, Inc.	378,250
5,861	Arch Capital Group Ltd.(a)	317,373
8,168	Aspen Insurance Holdings Ltd.	306,218
6,890	Axis Capital Holdings Ltd.	300,128
6,317	Chubb Corp. (The)	546,421
6,340	Cincinnati Financial Corp.	310,660
16,103	CNA Financial Corp.	571,818
12,131	Employers Holdings, Inc.	318,924
12,568	First American Financial Corp.	285,671
5,975	Hanover Insurance Group, Inc. (The)	321,634
18,757	Hilltop Holdings, Inc.(a)	319,432
22,052	Old Republic International Corp.	318,651
10,839	Stewart Information Services Corp.	335,250
6,573	Travelers Cos., Inc. (The)	549,174
11,178	United Fire Group, Inc.	290,740
17,507	XL Group PLC (Ireland)	548,845
		6,895,837
	Regional Banks - 11.3%
9,355	Banner Corp.	346,883
16,364	Central Pacific Financial Corp.(a)	304,207
15,166	First Interstate BancSystem, Inc.	357,463
19,068	Hanmi Financial Corp.(a)	324,156
15,502	PrivateBancorp, Inc.	365,692
60,265	Regions Financial Corp.	603,253
20,417	Western Alliance Bancorp(a)	361,993
		2,663,647
	Reinsurance - 6.5%
2,316	Everest Re Group Ltd.	309,255
3,311	PartnerRe Ltd.	296,467
4,555	Reinsurance Group of America, Inc.	310,150
3,491	RenaissanceRe Holdings Ltd.	303,612
8,311	Validus Holdings Ltd. (Bermuda)	294,459
		1,513,943
	Thrifts & Mortgage Finance - 1.5%
21,423	Flagstar Bancorp, Inc.(a)	351,337

	Total Common Stocks and Other Equity Interests (Cost $20,848,930)	23,461,659

	Money Market Fund - 0.4%
93,313	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,313)	93,313

	Total Investments (Cost $20,942,243)(b)-100.4%	23,554,972
	Liabilities in excess of other assets-(0.4)%	(88,612)
	Net Assets-100.0%	$23,466,360

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,965,799. The net unrealized appreciation was $2,589,173 which consisted of aggregate gross unrealized appreciation of $2,656,984 and aggregate gross unrealized depreciation of $67,811.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 16.0%
16,073	Amgen, Inc.	$1,740,545
6,804	Biogen Idec, Inc.(a)	1,484,157
13,068	Celgene Corp.(a)	1,919,166
29,660	Gilead Sciences, Inc.(a)	1,822,607
29,468	Ligand Pharmaceuticals, Inc., Class B(a)	1,396,194
27,458	Myriad Genetics, Inc.(a)	814,679
106,836	PDL BioPharma, Inc.	867,508
13,260	United Therapeutics Corp.(a)	992,378
		11,037,234
	Health Care Distributors - 6.4%
29,880	AmerisourceBergen Corp.	1,741,108
14,192	McKesson Corp.	1,740,791
25,787	Owens & Minor, Inc.	927,300
		4,409,199
	Health Care Equipment - 21.8%
11,089	Analogic Corp.	791,644
25,977	ArthroCare Corp.(a)	941,926
22,976	Baxter International, Inc.	1,678,167
16,385	Becton, Dickinson and Co.	1,699,452
23,984	CareFusion Corp.(a)	925,063
60,370	Globus Medical, Inc., Class A(a)	1,011,801
27,364	Greatbatch, Inc.(a)	1,034,359
31,678	Medtronic, Inc.	1,749,893
18,362	ResMed, Inc.	874,949
12,424	Sirona Dental Systems, Inc.(a)	877,135
19,440	STERIS Corp.	875,189
11,253	Teleflex, Inc.	893,826
20,582	Zimmer Holdings, Inc.	1,718,185
		15,071,589
	Health Care Facilities - 16.7%
24,807	AmSurg Corp.(a)	970,202
31,090	Brookdale Senior Living, Inc.(a)	905,341
33,578	Capital Senior Living Corp.(a)	773,637
18,298	Community Health Systems, Inc.	842,806
41,369	HCA Holdings, Inc.	1,613,391
63,916	Health Management Associates, Inc., Class A(a)	861,588
30,093	HealthSouth Corp.(a)	979,828
65,289	Kindred Healthcare, Inc.(a)	1,002,839
17,724	LifePoint Hospitals, Inc.(a)	871,312
18,607	Tenet Healthcare Corp.(a)	830,802
12,748	Universal Health Services, Inc., Class B	891,722
34,484	VCA Antech, Inc.(a)	991,760
		11,535,228
	Health Care Services - 5.5%
65,826	AMN Healthcare Services, Inc.(a)	972,908
9,495	MEDNAX, Inc.(a)	925,003
19,149	Omnicare, Inc.	1,010,876
22,559	Team Health Holdings, Inc.(a)	907,323
		3,816,110
	Health Care Supplies - 2.8%
36,863	Quidel Corp.(a)	986,823
12,858	West Pharmaceutical Services, Inc.	948,406
		1,935,229
	Health Care Technology - 5.8%
32,884	Cerner Corp.(a)	1,611,316
53,744	MedAssets, Inc.(a)	1,170,007
12,770	Medidata Solutions, Inc.(a)	1,181,608
		3,962,931
	Life Sciences Tools & Services - 9.3%
20,351	Charles River Laboratories International, Inc.(a)	926,784
11,818	Covance, Inc.(a)	974,985
12,534	Illumina, Inc.(a)	1,000,464
4,038	Mettler-Toledo International, Inc.(a)	890,783
19,291	PAREXEL International Corp.(a)	953,940
18,300	Thermo Fisher Scientific, Inc.	1,667,313
		6,414,269
	Managed Health Care - 7.9%
17,806	Centene Corp.(a)	987,699
16,173	Magellan Health Services, Inc.(a)	924,287
23,317	Molina Healthcare, Inc.(a)	865,527
41,634	Triple-S Management Corp., Class B (Puerto Rico)(a)	905,956
20,994	WellPoint, Inc.	1,796,246
		5,479,715
	Pharmaceuticals - 7.9%
30,397	Eli Lilly & Co.	1,614,385
53,015	Mylan, Inc.(a)	1,779,183
14,528	Salix Pharmaceuticals Ltd.(a)	1,073,619
39,578	Santarus, Inc.(a)	962,537
		5,429,724
	Total Common Stocks (Cost $58,196,570)	69,091,228

	Money Market Fund - 0.1%
94,922	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,922)	94,922

	Total Investments (Cost $58,291,492)(b)-100.2%	69,186,150
	Liabilities in excess of other assets-(0.2)%	(130,083)
	Net Assets-100.0%	$69,056,067

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,450,403. The net unrealized appreciation was $10,735,747 which consisted of aggregate gross unrealized appreciation of $11,062,569 and aggregate gross unrealized depreciation of $326,822.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Industrials Sector Portfolio (PRN)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 22.3%
37,529	AAR Corp.	$909,703
9,590	Alliant Techsystems, Inc.	892,829
13,939	Boeing Co. (The)	1,464,989
61,963	Exelis, Inc.	915,813
17,914	General Dynamics Corp.	1,528,781
16,232	L-3 Communications Holdings, Inc.	1,512,011
16,751	Northrop Grumman Corp.	1,542,097
6,455	Precision Castparts Corp.	1,431,202
20,714	Raytheon Co.	1,488,094
21,319	Rockwell Collins, Inc.	1,517,273
		13,202,792
	Air Freight & Logistics - 2.6%
14,325	FedEx Corp.	1,518,450

	Airlines - 12.1%
13,248	Alaska Air Group, Inc.(a)	810,380
8,139	Allegiant Travel Co.	792,576
76,638	Delta Air Lines, Inc.(a)	1,627,025
70,163	Republic Airways Holdings, Inc.(a)	963,338
53,662	SkyWest, Inc.	811,370
97,463	Southwest Airlines Co.	1,347,913
42,858	US Airways Group, Inc.(a)	829,302
		7,181,904
	Building Products - 4.9%
19,208	A.O. Smith Corp.(a)	793,674
17,809	Fortune Brands Home & Security, Inc.	735,690
65,700	Masco Corp.	1,348,164
		2,877,528
	Commercial Printing - 4.7%
20,132	Deluxe Corp.	825,613
32,311	Quad/Graphics, Inc.	906,000
56,735	R.R. Donnelley & Sons Co.	1,077,398
		2,809,011
	Construction & Engineering - 5.2%
24,453	AECOM Technology Corp.(a)	828,956
54,482	Comfort Systems USA, Inc.	841,747
24,224	Jacobs Engineering Group, Inc.(a)	1,434,061
		3,104,764
	Construction & Farm Machinery & Heavy Trucks - 6.7%
13,569	AGCO Corp.	763,256
85,846	Federal Signal Corp.(a)	832,706
18,905	Oshkosh Corp.(a)	847,322
18,396	Trinity Industries, Inc.	724,251
9,983	WABCO Holdings, Inc.(a)	789,256
		3,956,791
	Diversified Support Services - 3.9%
22,374	Mobile Mini, Inc.(a)	772,127
7,935	UniFirst Corp.	777,788
30,534	Viad Corp.	734,343
		2,284,258
	Electrical Components & Equipment - 1.3%
15,108	EnerSys	799,515

	Environmental & Facilities Services - 2.3%
40,500	Republic Services, Inc.	1,373,355

	Human Resource & Employment Services - 5.7%
24,962	Insperity, Inc.	825,493
42,510	Kelly Services, Inc., Class A	831,921
43,022	Korn/Ferry International(a)	840,220
13,148	Manpowergroup, Inc.	879,207
		3,376,841
	Industrial Machinery - 15.2%
23,722	Albany International Corp., Class A	818,646
26,133	Altra Holdings, Inc.	651,757
15,091	Colfax Corp.(a)	800,879
12,602	Crane Co.	767,462
17,651	Dover Corp.	1,511,632
24,641	Flowserve Corp.	1,396,652
24,006	Ingersoll-Rand PLC	1,465,566
34,856	John Bean Technologies Corp.	826,436
98,931	Mueller Water Products, Inc., Class A	765,726
		9,004,756
	Marine - 1.4%
29,909	Matson, Inc.	847,023

	Paper Packaging - 1.3%
17,305	Avery Dennison Corp.	774,053

	Research & Consulting Services - 2.9%
24,973	ICF International, Inc.(a)	833,849
49,080	RPX Corp.(a)	855,955
		1,689,804
	Security & Alarm Services - 1.3%
28,061	Brink’s Co. (The)	750,071

	Trading Companies & Distributors - 1.2%
29,295	Rush Enterprises, Inc., Class A(a)	730,031

	Trucking - 5.0%
4,369	AMERCO	726,652
22,705	Avis Budget Group, Inc.(a)	718,386
47,074	Marten Transport Ltd.	807,790
23,640	Saia, Inc.(a)	707,782
		2,960,610
	Total Common Stocks (Cost $51,495,908)	59,241,557

	Money Market Fund - 0.1%
73,934	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $73,934)	73,934

	Total Investments (Cost $51,569,842)(b)-100.1%	59,315,491
	Liabilities in excess of other assets-(0.1)%	(86,490)
	Net Assets-100.0%	$59,229,001

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $51,607,180. The net unrealized appreciation was $7,708,311 which consisted of aggregate gross unrealized appreciation of $7,844,528 and aggregate gross unrealized depreciation of $136,217.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Technology Sector Portfolio (PTF)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 9.5%
18,374	Adobe Systems, Inc.(a)	$868,723
14,045	Aspen Technology, Inc.(a)	457,024
5,732	Manhattan Associates, Inc.(a)	506,365
13,302	Pegasystems, Inc.	477,542
7,852	Solera Holdings, Inc.	446,857
6,232	Tyler Technologies, Inc.(a)	465,032
		3,221,543
	Communications Equipment - 8.3%
28,424	ARRIS Group, Inc.(a)	427,497
32,742	Cisco Systems, Inc.	836,558
10,830	EchoStar Corp., Class A(a)	432,767
9,350	InterDigital, Inc.	371,476
13,603	Motorola Solutions, Inc.	745,852
		2,814,150
	Computer Hardware - 2.5%
32,286	Hewlett-Packard Co.	829,105

	Computer Storage & Peripherals - 11.0%
15,420	Electronics for Imaging, Inc.(a)	463,063
43,616	Intermec, Inc.(a)	433,107
14,095	Lexmark International, Inc., Class A	528,421
13,358	SanDisk Corp.(a)	736,293
18,302	Seagate Technology PLC	748,735
12,451	Western Digital Corp.	801,595
		3,711,214
	Data Processing & Outsourced Services - 21.1%
15,846	Broadridge Financial Solutions, Inc.	458,583
9,640	Computer Sciences Corp.	459,443
23,669	Convergys Corp.	448,054
6,307	DST Systems, Inc.	441,679
14,100	Euronet Worldwide, Inc.(a)	519,021
9,046	Fiserv, Inc.(a)	870,587
4,938	FleetCor Technologies, Inc.(a)	443,285
9,164	Jack Henry & Associates, Inc.	442,621
1,383	MasterCard, Inc., Class A	844,474
11,525	MAXIMUS, Inc.	433,455
8,874	NeuStar, Inc., Class A(a)	497,654
19,122	TeleTech Holdings, Inc.(a)	479,006
4,426	Visa, Inc., Class A	783,446
		7,121,308
	Electronic Components - 3.6%
10,121	Amphenol Corp., Class A	795,106
29,536	Vishay Intertechnology, Inc.(a)	425,023
		1,220,129
	Electronic Equipment & Instruments - 3.0%
31,483	Checkpoint Systems, Inc.(a)	541,507
5,973	FEI Co.	462,609
		1,004,116
	Electronic Manufacturing Services - 5.7%
22,054	Benchmark Electronics, Inc.(a)	487,835
31,668	Sanmina Corp.(a)	521,255
17,761	TE Connectivity Ltd. (Switzerland)	906,521
		1,915,611
	Internet Software & Services - 2.6%
18,715	Envestnet, Inc.(a)	465,816
16,327	ValueClick, Inc.(a)	399,032
		864,848
	IT Consulting & Other Services - 6.5%
9,602	Accenture PLC, Class A	708,724
12,046	Amdocs Ltd.	463,410
15,875	ManTech International Corp., Class A	468,947
20,826	Unisys Corp.(a)	540,226
		2,181,307
	Office Electronics - 1.3%
9,419	Zebra Technologies Corp., Class A(a)	434,875

	Semiconductor Equipment - 2.7%
23,372	Advanced Energy Industries, Inc.(a)	506,238
34,681	Kulicke & Soffa Industries, Inc. (Singapore)(a)	404,727
		910,965
	Semiconductors - 10.7%
12,645	Cree, Inc.(a)	883,885
7,908	First Solar, Inc.(a)	389,390
19,565	International Rectifier Corp.(a)	471,712
23,246	Magnachip Semiconductor Corp. (South Korea)(a)	477,938
26,736	Maxim Integrated Products, Inc.	764,650
22,282	SunPower Corp. (France)(a)	616,097
		3,603,672
	Systems Software - 4.3%
6,144	CommVault Systems, Inc.(a)	518,738
35,213	Symantec Corp.	939,483
		1,458,221
	Technology Distributors - 7.2%
5,605	Anixter International, Inc.(a)	465,439
12,590	Avnet, Inc.(a)	474,265
22,340	Insight Enterprises, Inc.(a)	477,853
13,469	ScanSource, Inc.(a)	479,631
10,605	SYNNEX Corp.(a)	525,160
		2,422,348
	Total Common Stocks (Cost $28,667,760)	33,713,412

	Money Market Fund - 0.3%
106,677	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $106,677)	106,677

	Total Investments (Cost $28,774,437)(b)-100.3%	33,820,089
	Liabilities in excess of other assets-(0.3)%	(102,517)
	Net Assets-100.0%	$33,717,572

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,827,408. The net unrealized appreciation was $4,992,681 which consisted of aggregate gross unrealized appreciation of $5,183,953 and aggregate gross unrealized depreciation of $191,272.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Dynamic Utilities Portfolio (PUI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 8.7%
64,029	8x8, Inc.(a)	$580,103
19,262	Cogent Communications Group, Inc.	551,278
74,266	Iridium Communications, Inc.(a)	625,320
24,709	Level 3 Communications, Inc.(a)	544,833
18,560	tw telecom, inc.(a)	552,717
193,255	Vonage Holdings Corp.(a)	622,281
		3,476,532
	Cable & Satellite - 5.6%
24,179	Comcast Corp., Class A	1,089,989
25,189	DISH Network Corp., Class A	1,124,689
		2,214,678
	Communications Equipment - 3.8%
40,315	Cisco Systems, Inc.	1,030,048
9,136	Motorola Solutions, Inc.	500,927
		1,530,975
	Electric Utilities - 33.6%
21,187	American Electric Power Co., Inc.	982,017
14,505	Duke Energy Corp.	1,029,855
11,526	Edison International	574,571
24,368	Empire District Electric Co. (The)	564,850
30,976	Exelon Corp.	947,556
24,885	FirstEnergy Corp.	947,372
23,461	Great Plains Energy, Inc.	567,522
11,211	IDACORP, Inc.	591,604
6,117	ITC Holdings Corp.	561,357
9,922	MGE Energy, Inc.	582,521
12,838	NextEra Energy, Inc.	1,111,899
22,590	NV Energy, Inc.	533,802
19,382	Otter Tail Corp.	592,895
9,375	Pinnacle West Capital Corp.	552,188
23,618	PNM Resources, Inc.	554,551
17,395	Portland General Electric Co.	551,422
32,686	PPL Corp.	1,038,434
13,591	UIL Holdings Corp.	555,056
11,295	UNS Energy Corp.	574,351
		13,413,823
	Gas Utilities - 5.5%
12,509	AGL Resources, Inc.	572,787
12,542	Atmos Energy Corp.	554,858
11,188	Laclede Group, Inc. (The)	513,082
11,183	Southwest Gas Corp.	555,124
		2,195,851
	Independent Power Producers & Energy Traders - 1.4%
43,403	AES Corp. (The)	539,934

	Integrated Telecommunication Services - 12.9%
27,745	AT&T, Inc.	978,566
10,639	Atlantic Tele-Network, Inc.	542,589
28,427	CenturyLink, Inc.	1,019,108
153,930	Cincinnati Bell, Inc.(a)	531,058
127,903	Frontier Communications Corp.	557,657
20,024	Verizon Communications, Inc.	990,788
65,943	Windstream Corp.	550,624
		5,170,390
	IT Consulting & Other Services - 1.4%
14,832	Amdocs Ltd.	570,587

	Multi-Utilities - 16.4%
15,556	Ameren Corp.	557,060
11,155	Black Hills Corp.	591,773
22,844	CenterPoint Energy, Inc.	566,988
19,648	CMS Energy Corp.	549,948
17,167	Dominion Resources, Inc.	1,018,175
7,950	DTE Energy Co.	562,065
18,431	NiSource, Inc.	566,200
12,865	NorthWestern Corp.	542,903
11,941	Sempra Energy	1,046,390
15,420	Vectren Corp.	570,848
		6,572,350
	Water Utilities - 3.0%
9,966	American States Water Co.	640,017
13,258	American Water Works Co., Inc.	565,851
		1,205,868
	Wireless Telecommunication Services - 7.7%
13,625	Crown Castle International Corp.(a)	957,157
7,035	SBA Communications Corp., Class A(a)	521,223
163,322	Sprint Corp. (Japan)(a)	973,399
15,551	United States Cellular Corp.	617,530
		3,069,309
	Total Common Stocks (Cost $34,506,687)	39,960,297

	Money Market Fund - 0.2%
93,832	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $93,832)	93,832

	Total Investments (Cost $34,600,519)(b)-100.2%	40,054,129
	Liabilities in excess of other assets-(0.2)%	(63,237)
	Net Assets-100.0%	$39,990,892

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,865,003. The net unrealized appreciation was $5,189,126 which consisted of aggregate gross unrealized appreciation of $6,044,447 and aggregate gross unrealized depreciation of $855,321.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2013

 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Alternative Carriers - 0.4%
13,161	Cogent Communications Group, Inc.	$376,668
	Application Software - 1.4%
7,790	NQ Mobile, Inc. ADR (China)(a)(b)	125,808
16,336	Open Text Corp. (Canada)	1,152,178
		1,277,986
	Internet Retail - 30.0%
24,484	Amazon.com, Inc.(a)	7,375,071
3,457	Blue Nile, Inc.(a)	134,235
40,725	Ctrip.com International Ltd. ADR (China)(a)	1,491,757
34,104	Expedia, Inc.	1,607,322
183,741	Groupon, Inc., Class A(a)	1,627,945
23,677	HomeAway, Inc.(a)	712,915
14,556	Netflix, Inc.(a)	3,554,866
7,983	Nutrisystem, Inc.	99,867
29,395	Orbitz Worldwide, Inc.(a)	270,728
6,594	Overstock.com, Inc.(a)	224,262
5,607	PetMed Express, Inc.	93,917
8,194	Priceline.com, Inc.(a)	7,175,240
10,585	Shutterfly, Inc.(a)	567,250
36,398	TripAdvisor, Inc.(a)	2,730,578
		27,665,953
	Internet Software & Services - 68.2%
10,619	21Vianet Group, Inc. ADR (China)(a)	136,348
49,534	Akamai Technologies, Inc.(a)	2,338,005
16,172	Angie’s List, Inc.(a)(b)	356,107
21,592	AOL, Inc.(a)	795,449
34,078	Baidu, Inc. ADR (China)(a)	4,508,860
27,890	Bankrate, Inc. (United Kingdom)(a)	500,068
20,288	Bazaarvoice, Inc.(a)(b)	212,618
11,427	Blucora, Inc.(a)	228,540
7,837	Brightcove, Inc.(a)	80,094
9,954	comScore, Inc.(a)	288,268
8,563	Constant Contact, Inc.(a)	164,324
14,225	Cornerstone OnDemand, Inc.(a)	626,469
7,957	CoStar Group, Inc.(a)	1,245,668
12,122	Dealertrack Technologies, Inc.(a)	453,363
8,408	Demandware, Inc.(a)	373,483
16,691	Dice Holdings, Inc.(a)	144,711
9,832	Digital River, Inc.(a)	167,046
7,090	E2open, Inc.(a)(b)	140,949
28,731	EarthLink, Inc.	180,143
121,742	eBay, Inc.(a)	6,292,844
13,756	Equinix, Inc.(a)	2,467,139
270,480	Facebook, Inc., Class A(a)	9,961,778
9,960	Global Eagle Entertainment, Inc.(a)	112,648
7,565	Google, Inc., Class A(a)	6,714,694
23,028	IAC/InterActiveCorp.	1,165,447
14,938	Internap Network Services Corp.(a)	121,745
12,802	j2 Global, Inc.	585,948
8,815	Liquidity Services, Inc.(a)(b)	251,227
15,352	LivePerson, Inc.(a)	141,852
6,777	LogMeIn, Inc.(a)	201,412
12,309	MercadoLibre, Inc. (Argentina)(b)	1,445,446
32,486	Monster Worldwide, Inc.(a)	185,820
11,116	Move, Inc.(a)	154,401
20,618	NetEase, Inc. ADR (China)(a)	1,313,573
18,078	NIC, Inc.	332,997
6,353	OpenTable, Inc.(a)	404,559
48,725	Pandora Media, Inc.(a)(b)	893,617
9,335	Perficient, Inc.(a)	127,423
22,941	Qihoo 360 Technology Co. Ltd. ADR (China)(a)(b)	1,492,541
11,951	QuinStreet, Inc.(a)	111,264
38,501	Rackspace Hosting, Inc.(a)	1,743,710
13,761	Responsys, Inc.(a)	199,397
6,351	Sciquest, Inc.(a)	156,616
18,608	SINA Corp. (China)(a)	1,283,394
10,659	Sohu.com, Inc. (China)(a)	665,868
4,309	Stamps.com, Inc.(a)	171,757
14,011	Support.com, Inc.(a)	70,756
4,284	Travelzoo, Inc.(a)	122,822
8,967	Trulia, Inc.(a)(b)	334,110
25,787	United Online, Inc.	209,390
21,247	ValueClick, Inc.(a)	519,277
23,054	Velti PLC (Ireland)(a)(b)	26,051
42,020	Verisign, Inc.(a)	2,010,237
9,097	VistaPrint NV (Netherlands)(a)(b)	463,765
5,882	Vocus, Inc.(a)	60,114
13,863	Web.com Group, Inc.(a)	360,161
13,939	WebMD Health Corp.(a)	460,126
9,189	Xoom Corp.(a)(b)	301,491
125,214	Yahoo!, Inc.(a)	3,517,261
64,947	Yandex NV, Class A (Russia)(a)	2,110,778
2,503	YY, Inc. ADR (China)(a)	109,356
7,598	Zillow, Inc., Class A(a)(b)	561,340
17,248	Zix Corp.(a)	77,616
		62,954,281
	Wireless Telecommunication Services - 0.1%
9,943	Boingo Wireless, Inc.(a)	69,601

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $72,065,795)-100.1%	92,344,489

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 4.5%
4,146,555	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,146,555)(c)(d)	4,146,555

	Total Investments (Cost $76,212,350)(e)-104.6%	96,491,044
	Liabilities in excess of other assets-(4.6)%	(4,214,148)
	Net Assets-100.0%	$92,276,896

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $77,804,036. The net unrealized appreciation was $18,687,008 which consisted of aggregate gross unrealized appreciation of $20,953,720 and aggregate gross unrealized depreciation of $2,266,712.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable nputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would se in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2013, the securities in each Fund were valued based on Level 1 inputs see the Schedule of Investments for security categories). The depreciation on options held in PowerShares S&P 500 BuyWrite Portfolio as based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity ssociated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial tatements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$690,730,624	$—	$0	$690,730,624
Money Market Funds	39,151,277	—	—	39,151,277
Total Investments	$729,881,901	$—	$0	$729,881,901

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$412,582,722	$—	$—	$412,582,722
Money Market Fund	42,666,350	—	—	42,666,350
Swaps Agreements (a)	—	(861,945)	—	(861,945)
Total Investments	$455,249,072	$(861,945)	$—	$454,387,127

PowerShares Golden Dragon China Portfolio
Equity Securities	$200,883,670	$—	$0	$200,883,670
Money Market Fund	34,043,053	—	—	34,043,053
Total Investments	$234,926,723	$—	$0	$234,926,723

(a) Unrealized appreciation (depreciation).

Item 2.         Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2013

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	September 25, 2013